     As filed with the Securities and Exchange Commission on April 30, 2004

                    Registration Nos. 33-51268 and 811-07134

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
          Pre-Effective Amendment No.                                        / /
                                      -----
          Post-Effective Amendment No.  23                                   /X/
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
          Amendment No.  24                                                  /X/
                        ----

                        (Check appropriate box or boxes)

             Separate Account II of Integrity Life Insurance Company
                           (Exact Name of Registrant)

                        Integrity Life Insurance Company
                               (Name of Depositor)

                  515 West Market Street, Louisville, KY 40202
         (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (502) 582-7900
                                                          --------------

                                G. Stephen Wastek
                        Integrity Life Insurance Company
                             515 West Market Street
                           Louisville, Kentucky 40202
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon after the effective date of this Registration Statement as is practicable.

It is proposed that this filing will become effective (check appropriate box)

          / / immediately upon filing pursuant to paragraph (b) of Rule 485

          /X/ on May 1, 2004 pursuant to paragraph (b) of Rule 485

          / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485

          / / on (date) pursuant to paragraph (a)(1) of Rule 485

          / / 75 days after filing pursuant to paragraph (a)(2) of Rule 485

          / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

                                    PINNACLE
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                   issued by INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes flexible premium variable annuity contracts offered to individuals and to groups by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company (W&S). The contracts (collectively, a CONTRACT) provide several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. Separate Account II funds the variable annuity contract. You may allocate contributions to various available investment divisions of the Separate Accounts, called Variable Account Options, or to our Fixed Accounts, or both. The Variable Account Options and Fixed Accounts are together referred to as INVESTMENT OPTIONS.

Your contributions to the Variable Account Options of Separate Account II are invested in shares of the Portfolios of corresponding mutual funds.


FIDELITY VIP FUNDS
Fidelity VIP Asset Manager
Fidelity VIP Balanced
Fidelity VIP Contrafund
Fidelity VIP Dynamic Capital Appreciation Fund
Fidelity VIP Equity-Income
Fidelity VIP Growth
Fidelity VIP Growth & Income
Fidelity VIP Growth Opportunities
Fidelity VIP High Income
Fidelity VIP Investment Grade Bond
Fidelity VIP Mid-Cap
Fidelity VIP Overseas

FRANKLIN TEMPLETON VIP TRUST
Franklin Growth and Income Securities
Franklin Income Securities
Franklin Large Cap Growth Securities
Mutual Shares Securities
Templeton Foreign Securities
Templeton Growth Securities

J.P. MORGAN SERIES TRUST II
J.P. Morgan Bond
J.P. Morgan International Equity
J.P. Morgan Mid Cap Value

MFS FUNDS
MFS Capital Opportunities
MFS Emerging Growth
MFS Investors Growth Stock
MFS Mid Cap Growth
MFS New Discovery
MFS Total Return

PUTNAM FUNDS
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

SCUDDER VIT FUNDS
Scudder EAFE Equity Index Fund
Scudder Equity 500 Index Fund
Scudder Small Cap Index Fund

TOUCHSTONE VARIABLE SERIES TRUST
Touchstone Balanced Fund
Touchstone Baron Small Cap Fund
Touchstone Core Bond Fund
Touchstone Eagle Capital Appreciation Fund
Touchstone Emerging Growth Fund
Touchstone Enhanced Dividend 30 Fund
Touchstone Growth & Income Fund
Touchstone High Yield Fund
Touchstone Money Market Fund
Touchstone Third Avenue Value Fund
Touchstone Value Plus Fund

VAN KAMPEN PORTFOLIOS
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen UIF Emerging Markets Debt
Van Kampen UIF Emerging Markets Equity
Van Kampen UIF U.S. Real Estate

We also offer Guaranteed Rate Options (GROs) and Systematic Transfer Options
(STOS), together referred to as FIXED ACCOUNTS. The money you put into a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A MARKET VALUE ADJUSTMENT will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can't be decreased below an amount equal to your contribution less prior withdrawals, plus interest compounded at the Minimum Interest Rate, less any administrative charges and less any charges for the EEB option, if elected. Withdrawal charges, charges for the EEB option (if elected), and an annual administrative charge may apply, and may invade principal. Your allocation to the STO earns a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than the Minimum Interest Rate. YOU MUST TRANSFER ALL CONTRIBUTIONS YOU MAKE TO THE SIX-MONTH STO INTO OTHER INVESTMENT OPTIONS WITHIN SIX MONTHS AND TRANSFER ALL CONTRIBUTIONS TO THE TWELVE-MONTH STO WITHIN ONE YEAR OF CONTRIBUTION. THIS MAY BE DONE ON A MONTHLY OR QUARTERLY BASIS DEPENDING UPON THE STO YOU SELECT.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.


For further information and assistance, contact our Administrative Office at Integrity Life Insurance Company, P.O. Box 740075, Louisville, Kentucky 40201-7475. Our express mail address is Integrity Life Insurance Company, 515 West Market Street, Suite 800, Louisville, Kentucky 40202. You may also call us at 1-800-325-8583.

Registration statements relating to the contract, which include a Statement of Additional Information (SAI) dated May 1, 2004 have been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Appendix D.


THE CONTRACT IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE CONTRACT OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU CAN REVIEW AND COPY INFORMATION ABOUT THE CONTRACT AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. FOR HOURS OF OPERATION OF THE PUBLIC REFERENCE ROOM, PLEASE CALL 1-800-SEC-0330. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE CONTRACT ON THE SEC'S INTERNET SITE AT http://www.sec.gov. COPIES OF THAT INFORMATION ARE ALSO AVAILABLE, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST TO publicinfo@sec.gov OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20459-0102.


The date of this prospectus is May 1, 2004.

                                TABLE OF CONTENTS


PART I                                                                                 PAGE
SECTION 1 - SUMMARY

Your Variable Annuity Contract                                                           8
Your Benefits                                                                            8
How Your Contract is Taxed                                                               8
Your Contributions                                                                       8
Your Investment Options                                                                  8
Variable Account Options                                                                 8
Account Value, Adjusted Account Value and Cash Value                                     9
Transfers                                                                                9
Charges and Fees                                                                         9
Withdrawals                                                                              9
Your Initial Right to Revoke                                                             9
Risk/Return Summary: Investments and Risks                                              10
Table of Annual Fees and Expenses                                                       10
Examples                                                                                12

SECTION 2 - INTEGRITY AND THE SEPARATE ACCOUNTS

Integrity Life Insurance Company                                                        13
The Separate Accounts and the Variable Account Options                                  13
Assets of Our Separate Accounts                                                         13
Distribution of Contracts                                                               14
Changes In How We Operate                                                               14

SECTION 3 - YOUR INVESTMENT OPTIONS

The Porfolios                                                                           14
Fixed Accounts                                                                          24

SECTION 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                                                26
Annual Administrative Charge                                                            26
Portfolio and Division Charges                                                          26
Reduction or Elimination of Separate Account or Administrative Charges                  27
State Premium Tax Deduction                                                             27
Contingent Withdrawal Charge                                                            27
Reduction or Elimination of the Contingent Withdrawal Charge                            28
Transfer Charge                                                                         28
Hardship Waiver                                                                         28
Tax Reserve                                                                             28

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                                       28
Your Account Value                                                                      29
Units in Our Separate Accounts                                                          29
How We Determine Unit Value                                                             29
Transfers                                                                               30
Excessive Trading                                                                       30
Specific Notice Regarding the use of this Annuity for Market Timing of Investments      31

Withdrawals                                                                             32
Assignments                                                                             32
Death Benefits and Similar Benefit Distributions                                        33
Annuity Benefits                                                                        33
Annuities                                                                               33
Fixed Annuity Payments                                                                  34
Timing of Payment                                                                       34
How You Make Requests and Give Instructions                                             35

SECTION 6 - OPTIONAL CONTRACT FEATURE

Enhanced Earnings Benefit                                                               35

SECTION 7 - VOTING RIGHTS

Portfolio Voting Rights                                                                 36
How We Determine Your Voting Shares                                                     36
How Portfolio Shares Are Voted                                                          37
Separate Account Voting Rights                                                          37

SECTION 8 - TAX ASPECTS OF THE CONTRACT

Introduction                                                                            37
Your Contract is an Annuity                                                             37
Taxation of Annuities Generally                                                         38
Distribution-at-Death Rules                                                             39
Spousal Continuation                                                                    39
Diversification Standards                                                               39
Partial 1035 Exchanges                                                                  39
Tax-Favored Retirement Programs                                                         40
Inherited IRAs                                                                          40
Annuities in Qualified Plans                                                            40
Federal and State Income Tax Withholding                                                41
Impact of Taxes on Integrity                                                            41
Transfers Among Investment Options                                                      41

SECTION 9 - ADDITIONAL INFORMATION

Systematic Withdrawals                                                                  41
Income Plus Withdrawal Program                                                          41
Choices Plus Minimum Required Distribution Program                                      42
Dollar Cost Averaging                                                                   42
Systematic Transfer Program                                                             43
Customized Asset Rebalancing                                                            43
Systematic Contributions                                                                44
Legal Proceedings                                                                       44

SECTION 10 - PRIOR CONTRACTS

Prior Contracts                                                                         44

APPENDIX A  - FINANCIAL INFORMATION FOR THE SEPARATE ACCOUNTS                           48
APPENDIX B - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                                  70

APPENDIX C - ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLE                              73
APPENDIX D - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION                   74


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Fixed Accounts and Variable Account Options added together.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

ANNUITANT - the person upon whose life an annuity benefit and death benefit are based.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Adjusted Account Value reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

GAIN - Account Value less Net Premiums.

GRO - Guaranteed Rate Option, which offers durations of two, three, five, seven and ten years and locks in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate, less any administrative charges and less any charges for the EEB option, if elected.

GUARANTEE PERIOD -- the duration of your GRO Account.

GUARANTEED INTEREST RATE - a fixed annual interest rate that we declare for the duration of the Fixed Account option you select.

MARKET VALUE ADJUSTMENT ("MVA") - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

MINIMUM INTEREST RATE - the minimum interest rate, declared in the contract, which we can over credit your Fixed Accounts.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges and adjustments), accumulated at the Guaranteed Interest Rate, less any administrative charges and less any charges for the EEB option, if elected.

NET PREMIUMS - Total Customer Contributions less an adjustment for any withdrawals or loans.

RETIREMENT DATE - the date you elect annuity payments to begin. The required Retirement Date is specified in the contract.

SEPARATE ACCOUNT - Separate Account consists of assets that are segregated by Integrity and invested in Variable Account Options.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the

STO must be transferred into other Investment Options within either six months or one year of your STO contribution.

TOTAL CUSTOMER CONTRIBUTIONS - The sum of all premiums contributed by the policyholder.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each Unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various investment options available to you under the contract, consisting of the Divisions and the Portfolios but not including the Fixed Accounts.

PART I

SECTION I - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

When this prospectus uses the terms "we," "our" and "us," it means Integrity Life Insurance Company (INTEGRITY). When it uses the terms "you" and "your" it means the Annuitant, who is the person upon whose life the annuity benefit and the death benefit are based. That person is usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all the rights under the contract until annuity payments begin. If there are joint owners, they share the contract rights and any changes or transactions must be signed by both of them. The death of the first joint owner will determine the timing of distribution.

If you want to invest for retirement by buying a Pinnacle Variable Annuity, complete a Customer Profile form (unless your state requires an application) and send it to us along with at least the minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an annuity benefit and a death benefit. These benefits are described in more detail below.

Your benefits under the annuity contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part I, Section 8, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000 (some states may require a higher initial contribution). Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. For more details on contribution requirements, see Part I, Section 5, "Contributions Under Your Contract."

YOUR INVESTMENT OPTIONS

You may have your contributions placed in the Variable Account Options or in the Fixed Accounts, or place part of your contributions in each of them. To select Investment Options that most closely reflect your investment goals, see Part I,
Section 3, "Your Investment Options." The Variable Account Options and Fixed Accounts are together referred to as the INVESTMENT OPTIONS. See "Contributions Under Your Contract" in Part I, Section 5.

VARIABLE ACCOUNT OPTIONS

Each of the Variable Account Options invests in shares of an investment portfolio of a mutual fund. Each investment portfolio is referred to as a PORTFOLIO. The investment goals of each Variable Account Option are the same as the Portfolio in which it's invested. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the values of your Fixed Accounts and Variable Account Options added together. Your ADJUSTED ACCOUNT VALUE is your Account Value increased or decreased by any MARKET VALUE ADJUSTMENT. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part I, Section 3, "Your Investment Options." Your Cash Value is your ADJUSTED ACCOUNT VALUE reduced by any withdrawal charges or pro rata annual administrative charges that may apply. Fees and charges are discussed in more detail below.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these under "Transfers" in Part I, Section 5. Any transfer must be for at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs:
(i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) transfer of your STO contributions. All of these programs are discussed in Part I,
Section 8. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer.

CHARGES AND FEES

If your Account Value is less than $50,000 as of the last day of any contract year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account. A daily charge equal to an annual fee of 1.45% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks (1.30%) and certain administrative expenses (.15%). The charges will never be greater than this. For more information about these charges, see Part I, Section 4, "Deductions and Charges."

Investment management fees and other expenses are deducted from amounts Separate Account II invests in the Portfolios. See "Table of Annual Fees and Expenses" below. For a discussion about the fees of various investment advisers and sub-advisers of the Portfolios, see the Portfolio prospectuses. For a discussion about the fees of investment adviser and sub-adviser of the Divisions, see Part II, Section 4.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 15% of your Account Value each contract year with no withdrawal charges. After the first 15% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account. See Part I, Section 4, "Contingent Withdrawal Charge" and Part I, Section 5, "Withdrawals."

YOUR INITIAL RIGHT TO REVOKE

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your Account Value, which may be more or less than your initial contribution depending upon the investment experience of the Investment Options you selected. You bear the investment risk during the ten-day period, as well as any fees and charges incurred during the period your contract is in force. If your state requires, upon cancellation we'll return your contribution without assessing any fees, charges or other adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the Pinnacle Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Portfolio, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Sales Load on Purchases                                                         $0
     Deferred Sales Load (as a percentage of contributions)(1)               8% Maximum
     Transfer Charge (assessed after 12 transfers in one contract year)(2)          $20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Variable Account Option Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

     Annual Administrative Charge*                                                 $ 30

     * This charge applies only if the Account Value is less than $50,000 at the end of any contract year before your Retirement Date. See "Annual Administrative Charge" in Part I, Section 4.

Annual Expenses of Separate Account II
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

Mortality and Expense Risk Charge                                                  1.30%
Administrative Expenses                                                             .15%
                                                                                   ----
Base Contract Total Separate Account II Annual Expenses                            1.45%
                                                                                   ====

Optional Enhanced Earnings Benefit Charge, Issue Age 70-79                          .50%
                                                                                   ----
Highest Possible Total Separate Account Annual Expenses if this Option Elected     1.95%
                                                                                   ====

OPTIONAL CONTRACT EXPENSES

Enhanced Earnings Benefit (Charges are assessed to both the Separate and Fixed Accounts)

ISSUE AGE                                                                     ANNUAL COST
---------                                                                     -----------
0-59                                                                                .20%
Total Separate Account II Charges with EEB                                          1.65%
                                                                                   ====

60-69                                                                                40%
Total Separate Account II Charges with EEB                                         1.85%
                                                                                   ====

70-79                                                                                50%
Total Separate Account II Charges with EEB                                         1.95%
                                                                                   ====

(1)  Surrender charges decrease on an annual basis. See "Deductions and Charges
     - Contingent Withdrawal Charge" for more detail.
(2) After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfers. See "Deductions and Charges - Transfer Charge" for more detail.

TOTAL ANNUAL VARIABLE ACCOUNT OPTION OPERATING EXPENSES

The range of expenses that are deducted from the Variable Account Options assets, including management fees, distribution or 12b-1 fees and other expenses are:


Minimum: 0.55%           Maximum: 2.22%


Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                    MANAGEMENT  12b-1    OTHER     TOTAL ANNUAL
PORTFOLIO                                                              FEES      FEE    EXPENSES     EXPENSES
---------                                                              ----     -----   --------     --------
Fidelity VIP Asset Manager: Serv. Class 2                              0.53%    0.25%     0.13%        0.91%
Fidelity VIP Balanced: Serv. Class 2                                   0.43%    0.25%     0.16%        0.84%
Fidelity VIP Contrafund: Serv. Class 2                                 0.58%    0.25%     0.10%        0.93%
Fidelity VIP Dynamic Capital Appreciation: Serv. Class 2               0.58%    0.25%     1.27%        2.10%
Fidelity VIP Equity Income: Serv. Class 2                              0.48%    0.25%     0.09%        0.82%
Fidelity VIP Growth: Serv. Class 2                                     0.58%    0.25%     0.09%        0.92%
Fidelity VIP Growth and Income: Serv. Class 2                          0.48%    0.25%     0.12%        0.85%
Fidelity VIP Growth Opportunities: Serv. Class 2                       0.58%    0.25%     0.16%        0.99%
Fidelity VIP High Income: Serv. Class 2                                0.58%    0.25%     0.12%        0.95%
Fidelity VIP Investment Grade Bond: Serv. Class 2                      0.43%    0.25%     0.11%        0.79%
Fidelity VIP Mid Cap: Serv. Class 2                                    0.58%    0.25%     0.12%        0.95%
Fidelity VIP Overseas: Serv. Class 2                                   0.73%    0.25%     0.18%        1.16%
Franklin Growth and Income Securities: Class 2                         0.50%    0.25%     0.03%        0.78%
Franklin Income Securities: Class 2                                    0.48%    0.25%     0.03%        0.76%
Franklin Large Cap Growth: Class 2                                     0.75%    0.25%     0.04%        1.04%
Mutual Shares Securities: Class 2                                      0.60%    0.25%     0.20%        1.05%
Templeton Foreign Securities: Class 2                                  0.69%    0.25%     0.22%        1.16%
Templeton Growth Securities: Class 2                                   0.81%    0.25%     0.07%        1.13%
JP Morgan Series Trust II Bond                                         0.30%    0.00%     0.45%        0.75%
JP Morgan Series Trust II International Equity                         0.60%    0.00%     0.96%        1.56%

JP Morgan Series Trust II Mid Cap Value                                0.70%    0.00%     0.88%        1.58%
MFS Capital Opportunities: Service Class                               0.75%    0.25%     0.19%        1.19%
MFS Emerging Growth: Service Class                                     0.75%    0.25%     0.12%        1.12%
MFS Investors Growth Stock: Service Class                              0.75%    0.25%     0.13%        1.13%
MFS Mid Cap Growth: Service Class                                      0.75%    0.25%     0.15%        1.15%
MFS New Discovery: Service Class                                       0.90%    0.25%     0.14%        1.29%
MFS Total Return: Service Class                                        0.75%    0.25%     0.09%        1.09%
Putnam VT Discovery Growth: Class IB                                   0.70%    0.25%     0.38%        1.33%
Putnam VT The George Putnam Fund of Boston: Class IB                   0.63%    0.25%     0.10%        0.98%
Putnam VT Growth and Income Fund: Class IB                             0.48%    0.25%     0.05%        0.78%
Putnam VT International Equity Fund: Class IB                          0.76%    0.25%     0.18%        1.19%
Putnam VT Small Cap Value Fund: Class IB                               0.79%    0.25%     0.12%        1.16%
Putnam VT Voyager Fund: Class IB                                       0.55%    0.25%     0.07%        0.87%
Scudder EAFE Equity Index: Class B                                     0.45%    0.25%     0.67%        1.37%
Scudder Equity 500 Index: Class B                                      0.20%    0.25%     0.10%        0.55%
Scudder Small Cap Index: Class B                                       0.35%    0.25%     0.27%        0.87%
Touchstone Balanced                                                    0.80%    0.00%     0.49%        1.29%
Touchstone Baron Small Cap Fund                                        1.05%    0.00%     0.71%        1.76%
Touchstone Core Bond Fund                                              0.55%    0.00%     0.37%        0.92%
Touchstone Eagle Capital Appreciation Fund                             0.75%    0.00%     0.42%        1.17%
Touchstone Emerging Growth                                             0.80%    0.00%     0.45%        1.25%
Touchstone Enhanced Dividend 30                                        0.65%    0.00%     0.84%        1.49%
Touchstone Growth and Income                                           0.80%    0.00%     0.42%        1.22%
Touchstone High Yield                                                  0.50%    0.00%     0.36%        0.86%
Touchstone Money Market, Service Class                                 0.19%    0.25%     0.28%        0.72%
Touchstone Third Avenue Value                                          0.80%    0.00%     0.33%        1.13%
Touchstone Value Plus                                                  0.75%    0.00%     0.72%        1.47%
Van Kampen LIT Comstock: Class 2                                       0.59%    0.25%     0.06%        0.90%
Van Kampen LIT Emerging Growth: Class 2                                0.70%    0.25%     0.07%        1.02%
Van Kampen UIF Emerging Markets Equity: Class 2                        1.25%    0.35%     0.62%        2.22%
Van Kampen UIF Emerging Markets Debt: Class 1                          0.80%    0.00%     0.41%        1.21%
Van Kampen UIF U.S. Real Estate: Class 1                               0.80%    0.00%     0.31%        1.11%



NOTE: We have entered into agreements with the investment advisers or distributors of many of the funds. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the funds pay fees to us that are usually based on an annual percentage of the average daily net assets of the funds. These agreements may be different for each fund or each fund family, and may include fees paid by investment advisers or under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the 1940 Act.

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, Variable Account Option fees and expenses.


This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Variable Account Options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:



1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
--------------------------------------------------------------------------------
1,233.45                1,907.61                2,591.57                4,445.03



If you annuitize at the end of the applicable time period:



1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
--------------------------------------------------------------------------------
433.45                  1,307.61                2,191.57                4,445.03



If you do not surrender the contract:



1 YEAR                  3 YEARS                 5 YEARS                 10 YEARS
--------------------------------------------------------------------------------
433.45                  1,307.61                2,191.57                4,445.03



SECTION 2 - INTEGRITY AND THE SEPARATE ACCOUNTS


INTEGRITY LIFE INSURANCE COMPANY

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive offices are located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 47 states and the District of Columbia. We sell flexible premium annuities with underlying investment options, fixed single premium annuity contracts and flexible premium annuity contracts offering both traditional fixed guaranteed interest rates along with fixed equity indexed options. Integrity is a subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNTS AND THE VARIABLE ACCOUNT OPTIONS

Under your contract, you may allocate contributions to our Separate Accounts or to our Fixed Accounts or both. Separate Account II is comprised of all of the Variable Account Options. The Separate Accounts are established and maintained under the insurance laws of the State of Ohio.

Separate Account II was established in 1992 and is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of Separate Account II. Each of Separate Account II's Variable Account Options invests in shares of a corresponding Portfolio. We may establish additional Investment Options from time to time. The Variable Account Options currently available are listed in Section 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNTS

Under Ohio law, we own the assets of our Separate Accounts and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Accounts in proportion to the amounts in their contracts. We can't use the Separate Accounts' assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Accounts are credited to or charged against the Separate Accounts without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Accounts, and thus can participate proportionately in the Separate Accounts. Amounts in the Separate Accounts greater than reserves and other liabilities belong to us, and we may transfer them to our General Account.

DISTRIBUTION OF CONTRACTS

Touchstone Securities, Inc. serves as the principal underwriter for the securities issued with respect to the Separate Account. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products.

CHANGES IN HOW WE OPERATE

We may change how we or our Separate Accounts operate, subject to your approval when required by the Investment Company Act of 1940 (1940 ACT) or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:
- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Accounts, or withdraw assets relating to your contract from one Option and put them into another;
-    register or end the registration of the Separate Accounts under the 1940
     Act;
- operate our Separate Accounts under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate Accounts;
- cause one or more Options to invest in a mutual fund other than or in addition to the Portfolios; or
- operate our Separate Accounts or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

PART 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS


Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

FIDELITY VIP FUNDS

The Portfolios' Investment Adviser. Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.


FIDELITY VIP ASSET MANAGER PORTFOLIO

VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP BALANCED PORTFOLIO


VIP Balanced Portfolio seeks income and capital consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 80% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current dividends and show potential for capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high current income, while also considering growth of capital. It normally invests in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing at least 80% of assets in investment-grade debt securities of all types.

FIDELITY VIP MID-CAP PORTFOLIO

VIP Mid-Cap Portfolio seeks long-term growth of capital. FMR normally invests the VIP Mid-Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment.

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. It normally invests at least 80% of its assets in foreign securities.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisers for the funds in which the Portfolios invest.

FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with income as a secondary goal. Under normal market conditions, the Portfolio normally invests in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market.

FRANKLIN INCOME SECURITIES PORTFOLIO

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally invests in debt and equity securities.

FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies. For this Portfolio, large-cap companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

MUTUAL SHARES SECURITIES PORTFOLIO

The Mutual Shares Securities Portfolio seeks capital appreciation. The Portfolio normally invests mainly in U.S. equity securities that the manager believes are available at market prices less than the value based on certain recognized or objective criteria, including undervalued stocks, merger/risk arbitrage securities and distressed companies.

TEMPLETON FOREIGN SECURITIES PORTFOLIO

The Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

TEMPLETON GROWTH SECURITIES PORTFOLIO

The Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

JP MORGAN SERIES TRUST II

Each Portfolio of the JP Morgan Series Trust II, except Mid Cap Value, is a diversified mutual fund registered with the SEC. JP Morgan Investment Management Inc. is the investment adviser to the JP Morgan Series Trust II.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the JP Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR JP MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

JP MORGAN BOND PORTFOLIO

JP Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Portfolio will invest at least 80% of the value of its assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the adviser believes have the potential to provide a high total return over time.

JP MORGAN INTERNATIONAL EQUITY PORTFOLIO

JP Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

JP MORGAN MID CAP VALUE PORTFOLIO

JP Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest at least 80% of the value of its assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion at the time of purchase. The Portfolio is not diversified as defined in the Investment Company Act of 1940.

MFS FUNDS

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS CAPITAL OPPORTUNITIES PORTFOLIO

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS INVESTORS GROWTH STOCK PORTFOLIO

MFS Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.

MFS NEW DISCOVERY PORTFOLIO

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment.

MFS TOTAL RETURN PORTFOLIO

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM FUNDS

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each Portfolio.

Investment Objectives of the Funds. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT DISCOVERY GROWTH FUND

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The Fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

PUTNAM VT GROWTH AND INCOME FUND

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

PUTNAM VT INTERNATIONAL EQUITY FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund's net assets in equity investments.

PUTNAM VT SMALL CAP VALUE FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT VOYAGER FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the Scudder Asset Management VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER ASSET MANAGEMENT VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER EQUITY INDEX FUND

The S&P 500 Index is an unmanaged group of large-company stocks. The Index reflects reinvestments of all distributions. It is not possible to invest directly in the index.

SCUDDER VIT EQUITY 500 INDEX FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the S&P 500 Index, which emphasizes stocks of large U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER EAFE INDEX FUND

The Morgan Stanley Capital International Europe, Australiasia and Far East Index (MSCI EAFE(R)) is an unmanaged, capitalization-weighted measure of stock markets in Europe, Australiasia and the Far East and has been licensed for use by the portfolio's investment adviser. Index returns assume reinvested dividends and do not reflect fees; it is not possible to invest directly in an index.

SCUDDER VIT SMALL CAP INDEX FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

SCUDDER SMALL CAP INDEX FUND

The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measure the performance of the 3,000 largest US companies based on total market capitalization. The Index includes the reinvestment of all distributions and is not available for direct investment.

TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. OpCap Advisors is the sub-adviser for the Balanced Fund. BAMCO, Inc a subsidiary of Baron Capital Group, Inc. is the sub-adviser for the Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Core Bond, High Yield, Money Market and Value Plus. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth Fund. Todd Investment Advisors is the sub-adviser for the Enhanced 30 Fund. Deutsche Investment Management (Americas) Inc. is the sub-adviser for the Growth & Income Fund. Eagle Asset Management, Inc. is the sub-adviser for the Eagle Capital Appreciation Fund. Third Avenue Management, LLC is the sub-adviser for the Third Avenue Value Fund.

TOUCHSTONE BALANCED FUND

Touchstone Balanced Fund seek to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

TOUCHSTONE BARON SMALL CAP FUND

Touchstone Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

TOUCHSTONE CORE BOND FUND

Touchstone Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

The Touchstone Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. They immediately eliminate deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks which are assigned to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projection or consensus Wall Street estimates. Instead, they do their own research.


The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

TOUCHSTONE EMERGING GROWTH FUND


Touchstone Emerging Growth Fund seeks to increase the value of fund shares. The Fund invests primarily in small cap companies, but may invest in mid cap stocks. It primarily invests the common stock of small to mid-size rapidly growing U.S. companies. The Fund is sub-advised by two separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks that may affect earnings and stock prices. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

Touchstone Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund will utilize a quantitative approach to enhanced index investing in all Do components while remaining maintaining a focus on dividend yield. The Fund seeks to overweight thee top three highest yielding stocks in the DJIA by approximately 8% each, while incrementally under weighting the remaining 27 stocks of the Dow that have a lower relative dividend yield.

TOUCHSTONE GROWTH & INCOME FUND

Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

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TOUCHSTONE MONEY MARKET FUND

Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE THIRD AVENUE VALUE FUND

Touchstone Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the portfolio manager believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

TOUCHSTONE VALUE PLUS FUND

Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

VAN KAMPEN LIT PORTFOLIOS

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolio's investment objective and strategy is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

The Portfolio's investment objective and strategy is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in common stocks of companies the investment adviser believes to be emerging growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Dean Witter Investment Management Inc. doing business as Van Kampen is the investment adviser for each of the UIF Portfolios.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of issuers located in emerging market countries.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies.

FIXED ACCOUNTS

FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), OR THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). THUS, NEITHER THESE CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.


GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed annual effective interest rate that we declare (GUARANTEED INTEREST RATE) for the duration you select. The duration of your GRO Account is the GUARANTEE PERIOD. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won't declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO VALUE. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate less any administrative or optional contract feature charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare a higher rate of interest in the first year for any Contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (ENHANCED RATE). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We can declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (ADDITIONAL INTEREST). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

ALLOCATIONS TO GROs CAN'T BE MADE UNDER CONTRACTS ISSUED IN CERTAIN STATES.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A MARKET VALUE ADJUSTMENT is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for free withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won't make a Market Value Adjustment for a death benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the MINIMUM VALUE. Minimum Value is an amount equal to your contribution to the GRO Account less previous withdrawals from the GRO Account and less any applicable contingent withdrawal and administrative charges, plus the Guaranteed Interest Rate less any administrative or optional contract feature charges. Withdrawal charges and the administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

     MVA = GRO Value X [(1 + A) (TO THE POWER OF N/12) /
                       (1 + B + .0025)(TO THE POWER OF N/12) - 1], where

     A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

     B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

     N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

SYSTEMATIC TRANSFER OPTION

We offer a Systematic Transfer Option that guarantee an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You MUST transfer all STO contributions into other Investment Options within either six-months or one-year of your STO contribution, depending on which STO option you select. Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's annual effective yield will never be less than Minimum Interest Rate. See "Systematic Transfer Program" in Part 9 for details on this program. This option may not be available in some states.

SECTION 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an effective annual rate of 1.45% of your Account Value in each of the Variable Account Options. This daily expense rate can't be increased without your consent. Of the 1.45% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.30% for assuming the expense risk (.95%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charges may be changed, but the total effective annual risk charges can't be increased.

We may realize a gain from these daily charges to the extent they aren't needed to meet the actual expenses incurred.

ANNUAL ADMINISTRATIVE CHARGE

If your Account Value is less than $50,000 on the last day of any contract year before your Retirement Date, we charge an annual administrative charge of $30. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization or contract termination during a contract year.

PORTFOLIO CHARGES

Separate Account II buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the Separate Account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contribution. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for the annuity benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 8%. This amount is a percentage of your contributions and not Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made. The maximum of 8% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years before your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your account will include the withdrawal amount requested, any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested.

You may take up to 15% of your Account Value (less any earlier withdrawal in the same contract year) each contract year without any contingent withdrawal charge or Market Value Adjustment. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one contract year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract the amount of surrender charges is based on contributions and is not reduced by any free withdrawals.

           CONTRIBUTION YEAR IN WHICH                      CHARGE AS A % OF THE
           WITHDRAWN CONTRIBUTION WAS MADE                CONTRIBUTION WITHDRAWN
           -------------------------------                ----------------------
                Current                                             8%
                First Prior                                         7
                Second Prior                                        6
                Third Prior                                         5
                Fourth Prior                                        4
                Fifth Prior                                         3
                Sixth Prior                                         2
                Seventh Prior and Earlier                           0

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate annuity benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits and Similar Benefit Distributions" in Part I, Section 5.

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) Systematic Transfers from the STO, nor do these transfers count toward the twelve free transfers you can make during a year.

HARDSHIP WAIVER

We may waive contingent withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We may also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We will require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to the primary owner. If no primary owner can be determined, the waivers will apply to the youngest owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $1,000 (some states may require a higher initial contribution). We'll accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are age 76 or older. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have received (as defined below) at our Administrative Office both the contribution and instructions for allocation among the Investment Options.

Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office. You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Part I, Section 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Accounts are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions allocated to the Variable Account Options isn't guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Part I, Section 3.

UNITS IN OUR SEPARATE ACCOUNTS

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units of Separate Account II fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolios' expenses.

Your Unit Values also change because of deductions and charges we make to our Separate Accounts. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you allocate new contributions or transfer prior contributions to that Option. Units are redeemed when you make withdrawals or transfer amounts from a Variable Account Option. We also redeem Units to pay the death benefit when the Annuitant dies, and to pay the annual administrative charge and the charge for the EEB option, if elected. Please note that special rules apply to the timing of allocations to the Divisions. See Part II.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option in Separate Account II for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the NET INVESTMENT FACTOR for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option in Separate Account II as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an effective annual rate of 1.45%. This charge is for the mortality risk, administrative expenses and expense risk we assumed under the contract.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO that you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Account, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part I, Section 3. Transfers from GROs will be made according to the order in which money was originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 may apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs, described in Section 9.

You may request a transfer by sending a written request directly to the Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service if you've established a Personal Identification Number (PIN CODE). We'll honor telephone transfer instructions from any person who provides correct identifying information and we aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed not later than the next Business Day after the requests are received by our Administrative Office.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds.

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

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.


SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.

We have the following policies for transfers between Investment Options, which are designed to protect contract owners from frequent trading activity:

1. PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

     - a transfer request or asset rebalancing into an International or High Yield sub-account (as defined by us) if, within the preceding five business days, there was a transfer or asset rebalancing out of the same sub-account;

     - a transfer request or asset rebalancing out of an International or High Yield sub-account if, within the preceding five business days, there was a purchase, transfer or asset rebalancing into the same sub-account.

2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3. NOTIFICATION. If we do not honor a transfer request as a result of the foregoing policy, we will notify you in writing.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

     - If your same-day transfer privileges are revoked, you will be required to submit all future sub-account transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

     - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 INVESTMENT OPTION TRANSFERS PERMITTED. You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, Annuitrac, or facsimile.

     - Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Annuitrac trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

     - Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

     - Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contractowner is attempting to engage in stale price arbitrage, we reserve the right to revoke their same-day transfer privileges. We do not grant waivers of these policies to particular investors or classes of investors.

We may not be able to detect all market timers, and we may not be able to prevent transfers by those we do detect. As detecting market timing and preventing its recurrence is inherently a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all market timing in our contracts, prevent all frequent transfers and prevent all harm caused by frequent transfers.


We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be at least $300. The money will be taken from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after each contribution, there is a contingent withdrawal charge for any withdrawals other than free withdrawals (discussed below). The charge starts at 8% and decreases depending on the age of your contributions. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.

You may withdraw up to 15% of your Account Value each contract year with no withdrawal charges. After the first 15% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account. When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested and any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in Part I, Section 7. Residents of Pennsylvania and South Carolina are required to keep at least $3,000 in their Accounts.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial assignment. An assignment of the contract may have adverse tax consequences. See Part I, Section 8, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

DEATH BENEFITS AND SIMILAR BENEFIT DISTRIBUTIONS

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the annuitant dies before annuity payments have started. If the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death. For contracts issued before the Annuitant's 86th birthday and before annuity payments have started, the death benefit is the highest of:

     (a)  your highest Account Value on any contract anniversary (before age
          81), plus subsequent contributions and minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments);
     (b) total contributions, minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments); or
     (c)  your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable charges.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

ANNUITY BENEFITS

All annuity benefits under your contract are calculated as of the Retirement Date. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. Contract terms applicable to various retirement programs, along with federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit is the Adjusted Account Value less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven't already elected a lump sum payment or an annuity benefit, we'll send you a notice within six months before your Retirement Date outlining your options. If you fail to notify us of your benefit payment election before your Retirement Date.

We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period selected. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant, or for the lives of the Annuitant and the joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the annuitant and joint annuitant both die under a joint and survivor annuity.

FIXED ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our current annuity rates would provide a larger payment, those current rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. Our action can be delayed, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to delay action to protect persons with interests in the Separate Accounts. We can delay payment of your Fixed Accounts for up to six months, and interest will be paid on any payment delayed for 30 days or more.

DEATH CLAIMS


A death claim will be effective on the date we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the death benefit may be subject to market fluctuations.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your request or instruction unless it's proper and complete. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

SECTION 6 - OPTIONAL CONTRACT FEATURES

For an additional charge, the following option is available to contract purchasers. This option can only be elected at the time of application, may not be cancelled once the contract is issued and will replace or supplement the standard contract death benefits. Reductions in death benefits due to withdrawals are calculated on a pro-rata basis with respect to the Account Value at the time of withdrawal.

Charges for the optional benefit are in addition to the standard variable account charges. Be sure you understand the charges. Carefully consider whether you need the benefit. Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate policy.

ENHANCED EARNINGS BENEFIT

The Enhanced Earnings Benefit ("EEB") is an optional death benefit where a percentage of the Gain in the contract is paid in addition to the standard or any optional death benefit. If there is a Gain in the contract when Integrity receives proof of the Annuitant's death, Integrity will pay up to an additional 40% of the Gain as an additional death benefit. This additional benefit is intended to help offset potential income tax payments made by your beneficiaries. The maximum available benefit is 150% of the Net Premium. If there is no Gain, no EEB benefit will be paid. The following is an example of how the EEB would work:

$100,000 Total Customer Contributions (assuming no withdrawals)
$125,000 Account Value upon receipt of proof of death
Assume a 40% benefit based on issue age.

Gain = $25,000 ($125,000-$100,000 = $25,000)

EEB Benefit Paid = $10,000  ($25,000 X 40%)

Please see Appendix C for an additional example of how the EEB works with the death benefit.

The EEB is an optional death benefit and is available at an additional cost. The EEB must be selected at the time the contract is initially purchased and may not be cancelled once it is selected. The EEB automatically terminates upon annuitization or contract surrender. The cost and availability of the EEB is dependent upon the Annuitant's age at issue. The following chart summarizes the different costs and benefits.

     ISSUE AGE          BENEFIT PAID            ANNUAL COST*
     ---------          ------------            -----------
     0-59               40% of Gain             .20%
     60-69              40% of Gain             .40%
     70-79              25% of Gain             .50%
     80 +               Not Available           Not Available

* Integrity will assess the cost of the benefit on a calendar quarter basis against both the Fixed Accounts and Variable Account Options.

All Total Customer Contributions received in the first seven contract years will be included for purposes of calculating the EEB payment. Total Customer Contributions received after the seventh contract anniversary will not be included in calculating the maximum EEB benefit until they have been in the contract for 6 months. MONIES RECEIVED FROM EXCHANGED CONTRACTS SHALL BE TREATED AS PREMIUM FOR PURPOSES OF THE EEB RIDER AND DETERMINATION OF THE BENEFIT PAID. THE GAIN IN THE EXCHANGED CONTRACT WILL NOT BE CARRIED OVER TO THE NEW CONTRACT FOR PURPOSES OF CALCULATING THE EEB BENEFIT. IT WILL BE CARRIED OVER FOR PURPOSES OF INCOME TAX OR EXCLUSION ALLOWANCE CALCULATIONS.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings of the contract and subject to income taxes upon distribution. You may wish to consult your tax advisor, legal advisor or investment professional to determine if the EEB will be of benefit to you or your beneficiaries.

A SPECIAL NOTE IF YOU ARE PURCHASING THIS ANNUITY FOR USE AS AN IRA:

IF YOU ARE PURCHASING THIS CONTRACT AS AN IRA AND ARE ELECTING THE EEB RIDER THERE IS NO ASSURANCE THAT THE CONTRACT WILL MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. YOU WILL WANT TO CAREFULLY CONSIDER SELECTING THE EEB OPTION IF THIS CONTRACT IS AN IRA. CONSULT YOUR TAX OR LEGAL ADVISOR IF YOU ARE CONSIDERING USING THE EEB WITH AN IRA. THE CONTRACT OWNER BEARS THE RISK OF ANY ADVERSE TAX CONSEQUENCES.

This death benefit option may not be available in all states.

SECTION 7 - VOTING RIGHTS

PORTFOLIO VOTING RIGHTS

We are the legal owner of the shares of the Portfolios held by Separate Account II and, therefore, have the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to solicit your instructions or to send your instructions to us. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in Separate Account II, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of a Portfolio on our behalf or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio on the record date set by a Portfolio's Board for its shareholders' meeting. For this purpose, the record date can't be more than 60 days before the meeting of a Portfolio. We count fractional shares. After annuity payments have commenced, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. To the extent shares of a Portfolio are sold to separate accounts of other insurance companies, the shares voted by those companies according to instructions received from their contract holders will dilute the effect of voting instructions received by us from its owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part I, Section 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

SECTION 8 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, further payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);
(5)  from certain qualified plans (note, however, other penalties may apply);
(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses; or
(11) to cover certain deductible medical expenses.

Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.

The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The policy must be structured properly with the spouse listed as the sole owner's beneficiary. If the surviving spouse is also the sole Annuitant's beneficiary, we will increase the continued policy's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a death benefit of $115,000, the surviving spouse's policy will continue with a $115,000 Account Value. If the surviving spouse is continuing an annuity policy purchased from us, any remaining surrender charges will be waived on the new annuity contract. The surviving spouse continues the policy with its tax deferred earnings and may make any changes to the policy allowed under the contract. Please be aware that not all contract features that were available on the initial policy purchased from us will be available on the continued contract. There may also be a higher charge for the same contract feature if the surviving spouse's attained age is different than that of the initial purchasing spouse. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second death benefit may be paid. At this time, the annuity contract may be extended, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these policies. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

Annuity policies that are being continued with us, but were not purchased from us initially, will be treated as new policies. This means that all surrender charges will be applicable. Any withdrawals in excess of the free withdrawal amount or Minimum Required Distributions will be subject to surrender charges, Market Value Adjustment and any other applicable charges.

DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also been allowing partial 1035 exchanges since 1999. In 2003 the IRS provided guidance stating that when an annuity contract is partially exchanged, the basis is allocated pro-rata between the old contract and the new contract. Further, the IRS is considering issuing regulations which state that if an annuity owner withdraws from the contract within 24 months of the exchange, it will presume that the partial exchange was to avoid tax. In that case the owner will have to aggregate both contracts for tax purposes. That is, the owner would have to withdraw a taxable amount equal to the earnings on both contracts before removing tax-free basis from either. Under the IRS proposal, the owner could rebut the presumption that he was avoiding tax by showing circumstances such as turning age 59 1/2, death, disability, unemployment, divorce or similar events. Until the IRS issues such regulations, it will use general principles of tax law to determine if the partial 1035 exchange was effected to avoid income tax, and thus require contract aggregation.


TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

INHERITED IRAs

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

SECTION 9 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS

We offer a program that allows you to pre-authorize periodic withdrawals from your contract before your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn or elect the free withdrawal amount be used. The minimum Systematic Withdrawal currently is $100. You may also specify an account for direct deposit of your Systematic Withdrawals. To enroll under our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. Withdrawals may begin one Business Day after we receive the form. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the Systematic Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

If you elect the annual free withdrawal amount be withdrawn under the Systematic Withdrawal Program we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Part I, Section
4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM GREATER THAN THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Part I,
Section 7, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You can choose among three calculation methods permitted by the Code, each of which is designed to provide a substantially equal periodic payment. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Section 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or
-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Plus Withdrawal Program, plus any interest.

You can choose the Income Plus Withdrawal Program at any time if you're younger than 59 1/2. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Your withdrawals will begin at least one Business Day after we receive your form. You may end your participation in the program upon seven Business Days prior written notice, and we may end or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, or Systematic Transfer Option.

If you haven't used up your free withdrawals in any given contract year, amounts you withdraw under the Income Plus Withdrawal Program may be within the free withdrawal amount. If they are, no contingent withdrawal charge or Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE.

CHOICES PLUS MINIMUM REQUIRED DISTRIBUTION PROGRAM

We offer a Choices Plus Minimum Required Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70 1/2.
Section 401(a)(9)(A) of the Code states that minimum required distributions from an IRA must begin on or before April 1st of the year following the year in which the IRA owner turns 70 1/2. You won't have to pay any tax penalty for these withdrawals, but they are subject to ordinary income tax. See "Taxation of Annuities Generally" in Section 8.

You can choose the Choices Plus Program any time if you're age 70 1/2 or older. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution using current IRS guidance.

This program is open to new contractholders, as well as existing contractholders who are already taking minimum required distributions from their Integrity IRAs. Payments can be made to you by check or by electronic funds transfer.

DOLLAR COST AVERAGING

Dollar-cost averaging refers to the practice of investing the same amount of money in the same investment at regular intervals (like once a month), regardless of market conditions. If you choose to dollar-cost average, the amount you invest is always the same. Thus, you automatically buy more units when the price is low, and fewer when the price is high. Over time, you may reduce the risk of buying units when their cost is highest, although dollar-cost averaging does not assure a profit and it does not protect against investment losses in declining markets.

We offer a Dollar Cost Averaging Program under which we transfer contributions allocated to the Money Market Option to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our Dollar Cost Averaging Program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our dollar cost averaging program, send the appropriate form to our Administrative Office. You may end your participation in the program upon one day's prior written notice, and we may end or change the dollar cost averaging program at any time. If you don't have enough money in the Money Market Portfolio to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

SYSTEMATIC TRANSFER PROGRAM

We also offer a Systematic Transfer Program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis. See Part I, Section 3, "Systematic Transfer Option." You must transfer all STO contributions you make to the six-month STO into other Investment Options on a monthly basis within six months, and transfer all contributions to the twelve-month STO on a monthly or quarterly basis within one year of contribution. Transfers are automatically made in approximately equal installments (including interest earned) of at least $1,000 each. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. Any remaining accrued interest and any money still in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be available in some states.

CUSTOMIZED ASSET REBALANCING

Customized Asset Rebalancing allows you to choose a diversified investment mix among our Variable Account Options that is appropriate for your goals and risk tolerance. You may wish to consult with your financial adviser when establishing your investment portfolio. Because some of your Variable Account Options may grow faster than others, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your Variable Account Options to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

Our Customized Asset Rebalancing Program allows you to determine how often the rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will be automatically rebalanced by transfers among the Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you are making contributions. We won't charge a transfer charge to transfers under our Customized Asset Rebalancing Program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

Fixed Accounts and the Select Ten Plus Divisions aren't included in the Customized Asset Rebalancing Program.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as Dollar Cost Averaging, and transfers and withdrawals that you make, may not work with the customized asset rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect. You may end your participation in the program upon one day's prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for Systematic Contributions is $100 per month.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

SECTION 10 - PRIOR CONTRACTS

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003

For contracts issued prior to May 1, 2003 the Touchstone International Equity Fund is available as an investment option. However, effective May 1, 2003 it is closed to new contributions.

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1997

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus. For contracts issued before 1997, the following provisions apply:

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

          -    your Adjusted Account Value
          - the Account Value at the beginning of the seventh contract year, plus subsequent contributions and minus subsequent withdrawals
          -    your total contributions less the sum of withdrawals
          - for Annuitants younger than 70 years old on the birthday nearest the date on which their contract was issued, an enhanced minimum death benefit, explained below.

For contracts issued during 1995, the amount of the death benefit is the greatest of:

          -    your Adjusted Account Value
          - the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
          -    your total contributions less the sum of withdrawals

For contracts issued during 1996, the amount of the death benefit is the greatest of:

          -    your Account Value
          - the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
          -    your total contributions less the sum of withdrawals

The enhanced minimum death benefit is the same as the guaranteed death benefit, except that the guaranteed death benefit may not exceed the maximum guaranteed death benefit. The guaranteed death benefit on your Participation Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed death benefit allocated to the Separate Account by adding interest at an annual rate of 7% until the contract anniversary nearest your 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Separate Account during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed death benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your Separate Account contributions, including the amount of interest calculated on your Separate Account values for purposes of determining the guaranteed death benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers. Your maximum guaranteed death benefit is determined by totaling your contributions during your first five participation years, subtracting all withdrawals, taking into consideration any Market Value Adjustments made under the contract, multiplying the result by two, and then adding that to your total contributions made after the first five participation years.

REDUCTION IN CHARGES FOR CONTRACTS ISSUED BETWEEN JANUARY 1, 1995 AND FEBRUARY 1, 1997

If your contract was issued on or after January 1, 1995, but before February 1, 1997, the effective annual rate of mortality, expense and administrative charges will reduce to 1.10% after your contract has been in effect for six years.

CONTINGENT WITHDRAWAL CHARGE FOR CONTRACTS ISSUED BEFORE FEBRUARY 15, 1997

For contracts issued before February 15, 1997 (2/27/97 in Washington, 5/30/97 in Pennsylvania, 7/7/97 in Maryland, 10/16/97 in Oregon) the following rules apply even if they are different from other provisions in this prospectus:

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the "age" of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum percentage of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contract year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won't be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don't exceed the free withdrawal amount in any contract year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior contract year, less withdrawals during the current contract year. Investment gain is calculated as the increase in the Account Value during the prior contract year, minus contributions during that year, plus withdrawals made during that year. We'll deduct contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contract. We don't expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges under the contract.

          CONTRIBUTION YEAR IN WHICH                      CHARGE AS A % OF THE
          WITHDRAWN CONTRIBUTION WAS MADE                 CONTRIBUTION WITHDRAWN
          -------------------------------                 ----------------------
               Current                                              7%
               First Prior                                          6
               Second Prior                                         5
               Third Prior                                          4
               Fourth Prior                                         3
               Fifth Prior                                          2
               Sixth Prior and Earlier                              0

We won't deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary. See "Death Benefits and Similar Benefit Distributions" in Part 5.

The minimum withdrawal permitted is $300.

RETIREMENT DATE

For contracts issued before January 1, 1997, the Retirement Date will be the date you specify, but no later than your 85th birthday or the 10th Contract Anniversary, whichever is later.

CONTRACTS ISSUED TO OREGON RESIDENTS

If you are a resident of Oregon and your Contract was issued before October 16, 1997 (Contract Form No. 11960CNQ-I-OR), additional contributions into Investment Options are accepted, including the 10-Year GRO Account, and the prospectus provisions relating to these items apply.

HARDSHIP WAIVERS

Hardship Waivers aren't available for contracts issued prior to February 15, 1997. Hardship waivers are available in most states for contracts issued on or after that date, but certain states approved the availability of hardship waivers after February 15, 1997. Please check your contract if you are uncertain about the applicability of this section to your contract.

LIMITATION ON NUMBER OF INVESTMENT OPTIONS FOR CONTACTS ISSUED BEFORE JULY 17, 2000

For most contracts issued prior to July 17, 2000, contractholders may not allocate to more than nine Investment Options. In determining the nine Investment Options, each of your GRO Accounts counts as one Investment Option.

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES FOR CONTRACTS ISSUED BEFORE JULY 16, 2001

For contracts before July 16, 2001, and for contracts issued in certain states after that date, Total Separate Account Annual Expenses are 1.35%. Please check your contract if you are uncertain about the applicability of this section to your contract.

DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED AFTER JANUARY 1, 1997 & BEFORE JULY 16, 2001

For contracts issued after January 1, 1997 and before July 16, 2001, the following rules apply in most states even if they are different from other provisions in this prospectus. Please check your contract if you are uncertain about the applicability of this section to your contract.

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the death benefit is the highest of:

     (a)  your highest Account Value on any contract anniversary (before age
          81), plus subsequent contributions and minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments);
     (b) total contributions, minus an adjustment for subsequent withdrawals (after being adjusted for associated charges and adjustments); or
     (c)  your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal.

FREE WITHDRAWALS FOR CONTACTS ISSUED BEFORE JULY 16, 2001

For contracts issued prior to July 16, 2001 in most states, you may withdraw up to 10% of your Account Value each contract year with no withdrawal charges. After the first 10% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account.

SIX MONTH SYSTEMATIC TRANSFER PROGRAM FOR CONTACTS ISSUED BEFORE JULY 16, 2001

The six month option in the Systematic Transfer Program is not available for contracts issued prior to July 16, 2001.

JANUS ASPEN MONEY MARKET PORTFOLIO AVAILABLE FOR CONTACTS ISSUED BEFORE JULY 16, 2001

The Janus Aspen Money Market Portfolio is available for all contracts issued prior to July 16, 2001. The Fidelity VIP Money Market Portfolio is not available for contracts issued prior to July 16, 2001.

NEW SHARE CLASSES ADDED EFFECTIVE JULY 16, 2001

New share classes that charge distribution fees pursuant to Rule 12b-1 were added to certain Portfolios effective July 16, 2001. These fees will not be charged to contracts issued prior to July 16, 2001.

CONTRACTS ISSUED BEFORE MAY 1, 2002

As of May 1, 2002 Deutsche Asset Management VIT Funds has changed its name to the Scudder VIT Funds and the Morgan Stanley UIF Portfolios has changed its name to the Van Kampen Portfolios.

NEW INVESTMENT OPTIONS FOR CONTRACTS ISSUED BEFORE DECEMBER 31, 2002

All of the Franklin Templeton Portfolios, the Putnam VT George Putnam Fund, New Opportunities Fund and Voyager Fund as well as the Van Kampen LIT Comstock and Emerging Growth and the Van Kampen UIF Emerging Markets Equity are being made available as Investment Options in annuity policies issued before December 31, 2002. Please consult the fees, expenses and objectives located in Parts 1 and 3 of this prospectus.

APPENDIX A

FINANCIAL INFORMATION FOR THE SEPARATE ACCOUNTS

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued after July 16, 2001.

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
FIDELITY BALANCED
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    11.17
Number of units outstanding at end of period             10,517

FIDELITY HIGH INCOME
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    11.49
Number of units outstanding at end of period            274,622

FIDELITY VIP CONTRAFUND
Unit value at beginning of period                    $     8.65   $     9.71            -            -            -            -
Unit value at end of period                          $    10.92   $     8.65   $     9.71
Number of units outstanding at end of period            329,238      181,656       48,780

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                    $     7.87   $     9.64            -            -            -            -
Unit value at end of period                          $    10.08   $     7.87   $     9.64
Number of units outstanding at end of period            556,770      347,235       89,239

FIDELITY VIP GROWTH
Unit value at beginning of period                    $     6.47   $     9.42            -            -            -            -
Unit value at end of period                          $     8.45   $     6.47   $     9.42
Number of units outstanding at end of period            362,460      121,212       40,739

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
FIDELITY BALANCED
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY HIGH INCOME
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP CONTRAFUND
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                    $     8.11   $     9.90            -            -            -            -
Unit value at end of period                          $     9.87   $     8.11   $     9.90
Number of units outstanding at end of period            262,336      113,847       26,772

FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                    $     7.36   $     9.58            -            -            -            -
Unit value at end of period                          $     9.39   $     7.36   $     9.58
Number of units outstanding at end of period             21,009       10,430        4,696

FIDELITY VIP MID-CAP
Unit value at beginning of period                    $     9.07   $    10.23            -            -            -            -
Unit value at end of period                          $    12.36   $     9.07   $    10.23
Number of units outstanding at end of period            312,716      209,207       39,530

FIDELITY VIP MONEY MARKET
Unit value at beginning of period                    $    10.05   $    10.05            -            -            -            -
Unit value at end of period                                   -   $    10.05   $    10.05
Number of units outstanding at end of period                  -      355,757      222,525

FRANKLIN INCOME SECURITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    12.58
Number of units outstanding at end of period            208,303

FRANKLIN GROWTH & INCOME SECURITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    11.73
Number of units outstanding at end of period             56,286

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP MID-CAP
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP MONEY MARKET
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN INCOME SECURITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN GROWTH & INCOME SECURITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    11.89
Number of units outstanding at end of period             24,231

FRANKLIN MUTUAL SHARES SECURITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    12.10
Number of units outstanding at end of period             69,557

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
Unit value at beginning of period                    $     6.20   $     8.75            -            -            -            -
Unit value at end of period                          $     8.24   $     6.20   $     8.75
Number of units outstanding at end of period             26,754        6,840        2,400

JANUS ASPEN SERIES BALANCED PORTFOLIO
Unit value at beginning of period                    $     9.10   $     9.89            -            -            -            -
Unit value at end of period                                   -   $     9.10   $     9.89
Number of units outstanding at end of period                  -      163,589       46,750

JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO
Unit value at beginning of period                    $     7.84   $     9.46            -            -            -            -
Unit value at end of period                                   -   $     7.84   $     9.46
Number of units outstanding at end of period                  -       42,368       15,143

JANUS ASPEN SERIES CORE EQUITY PORTFOLIO
Unit value at beginning of period                    $     7.74   $     9.63            -            -            -            -
Unit value at end of period                                   -   $     7.74   $     9.63
Number of units outstanding at end of period                  -        5,491        2,429

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN MUTUAL SHARES SECURITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES BALANCED PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES CORE EQUITY PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
JANUS ASPEN SERIES GROWTH PORTFOLIO
Unit value at beginning of period                    $     6.54   $     6.39            -            -            -            -
Unit value at end of period                          $     8.48   $     6.54   $     6.39
Number of units outstanding at end of period             36,552       35,203      249,380

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO
Unit value at beginning of period                    $     7.03   $     9.61            -            -            -            -
Unit value at end of period                          $     9.33   $     7.03   $     9.61
Number of units outstanding at end of period             28,744        2,946        6,052

JANUS ASPEN SERIES STRATEGIC VALUE PORTFOLIO
Unit value at beginning of period                    $     7.15   $     9.47            -            -            -            -
Unit value at end of period                                   -   $     7.15   $     9.47
Number of units outstanding at end of period                  -       28,439        2,738

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
Unit value at beginning of period                    $     6.94   $     9.48            -            -            -            -
Unit value at end of period                          $     8.46   $     6.94   $     9.48
Number of units outstanding at end of period             84,254       55,445       52,926            -            -            -

J.P. MORGAN BOND PORTFOLIO
Unit value at beginning of period                    $    10.95   $    10.21            -            -            -            -
Unit value at end of period                          $    11.19   $    10.95   $    10.21
Number of units outstanding at end of period            457,701      369,113       83,068

J.P. MORGAN MID CAP VALUE PORTFOLIO
Unit value at beginning of period                    $     9.20            -            -            -            -            -
Unit value at end of period                          $    11.75   $     9.20
Number of units outstanding at end of period             17,521        9,225

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
JANUS ASPEN SERIES GROWTH PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES STRATEGIC VALUE PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN BOND PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

J.P. MORGAN MID CAP VALUE PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
Unit value at beginning of period                    $     7.86   $     9.77            -            -            -            -
Unit value at end of period                          $    10.26   $     7.86   $     9.77
Number of units outstanding at end of period             27,090        7,503        1,889

MFS FUNDS CAPITAL OPPORTUNITIES PORTFOLIO
Unit value at beginning of period                    $     6.24   $     9.02            -            -            -            -
Unit value at end of period                          $     7.82   $     6.24   $     9.02
Number of units outstanding at end of period             38,930       33,909       15,642

MFS FUNDS EMERGING GROWTH PORTFOLIO
Unit value at beginning of period                    $     6.01   $     9.22            -            -            -            -
Unit value at end of period                          $     7.70   $     6.01   $     9.22
Number of units outstanding at end of period             52,397       35,555        7,528

MFS FUNDS INVESTORS GROWTH STOCK PORTFOLIO
Unit value at beginning of period                    $     6.72   $     9.44            -            -            -            -
Unit value at end of period                          $     8.12   $     6.72   $     9.44
Number of units outstanding at end of period             44,203       11,272        5,271

MFS FUNDS INVESTORS TRUST PORTFOLIO
Unit value at beginning of period                    $     7.39   $     8.39            -            -            -            -
Unit value at end of period                          $     8.88   $     7.39   $     8.39
Number of units outstanding at end of period             36,516       32,301      288,106

MFS FUNDS MID CAP GROWTH PORTFOLIO
Unit value at beginning of period                    $     5.08   $     9.11            -            -            -            -
Unit value at end of period                          $     6.84   $     5.08   $     9.11
Number of units outstanding at end of period            162,799       75,309       20,309

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS CAPITAL OPPORTUNITIES PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS EMERGING GROWTH PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS INVESTORS GROWTH STOCK PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS INVESTORS TRUST PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS MID CAP GROWTH PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
MFS FUNDS NEW DISCOVERY PORTFOLIO
Unit value at beginning of period                    $     6.76   $    10.06            -            -            -            -
Unit value at end of period                          $     8.89   $     6.76   $    10.06
Number of units outstanding at end of period             86,265       66,884       17,420

MFS FUNDS RESEARCH PORTFOLIO
Unit value at beginning of period                    $     6.92   $     9.32            -            -            -            -
Unit value at end of period                          $     8.48   $     6.92   $     9.32
Number of units outstanding at end of period              9,041        5,730        3,095

MFS FUNDS TOTAL RETURN PORTFOLIO
Unit value at beginning of period                    $     9.27   $     9.94            -            -            -            -
Unit value at end of period                          $    10.60   $     9.27   $     9.94
Number of units outstanding at end of period            463,627      262,139       48,866

PUTNAM VT VOYAGER
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    11.70
Number of units outstanding at end of period             10,171

PUTNAM VT NEW OPPORTUNITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    12.43
Number of units outstanding at end of period             24,473

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    11.14
Number of units outstanding at end of period              3,253

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
MFS FUNDS NEW DISCOVERY PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS RESEARCH PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS FUNDS TOTAL RETURN PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT VOYAGER
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT NEW OPPORTUNITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
PUTNAM VT GROWTH AND INCOME FUND
Unit value at beginning of period                    $     7.61   $     9.53            -            -            -            -
Unit value at end of period                          $     9.55   $     7.61   $     9.53
Number of units outstanding at end of period             96,241       66,782       20,057

PUTNAM VT INTERNATIONAL EQUITY
Unit value at beginning of period                    $     7.85   $     9.68            -            -            -            -
Unit value at end of period                          $     9.95   $     7.85   $     9.68
Number of units outstanding at end of period             38,535       58,048        6,480

PUTNAM VT SMALL CAP VALUE FUND
Unit value at beginning of period                    $     8.19   $    10.17            -            -            -            -
Unit value at end of period                          $    12.08   $     8.19   $    10.17
Number of units outstanding at end of period            200,636      151,888       17,965

PUTNAM VT DISCOVERY GROWTH
Unit value at beginning of period                    $     6.27   $     9.03            -            -            -            -
Unit value at end of period                          $     8.15   $     6.27   $     9.03
Number of units outstanding at end of period         $   36,037       30,286        4,045

SCUDDER EAFE EQUITY INDEX FUND
Unit value at beginning of period                    $     7.26   $     9.40            -            -            -            -
Unit value at end of period                          $     9.54   $     7.26   $     9.40
Number of units outstanding at end of period             17,620       17,954        5,261

SCUDDER EQUITY 500 INDEX FUND
Unit value at beginning of period                    $     7.30   $     9.53            -            -            -            -
Unit value at end of period                          $     9.21   $     7.30   $     9.53
Number of units outstanding at end of period            196,611      197,348       42,322


SCUDDER SMALL CAP INDEX FUND
Unit value at beginning of period                    $     7.87   $    10.05            -            -            -            -
Unit value at end of period                          $    11.35   $     7.87   $    10.05
Number of units outstanding at end of period             23,855       22,298        2,706

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
PUTNAM VT GROWTH AND INCOME FUND
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT INTERNATIONAL EQUITY
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT SMALL CAP VALUE FUND
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT DISCOVERY GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER EAFE EQUITY INDEX FUND
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER EQUITY 500 INDEX FUND
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER SMALL CAP INDEX FUND
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
VAN KAMPEN LIT COMSTOCK
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    12.24
Number of units outstanding at end of period             20,908

VAN KAMPEN LIT EMERGING GROWTH
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    11.92
Number of units outstanding at end of period              3,144

VAN KAMPEN UIF EMERGING MARKETS EQUITY
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    14.37
Number of units outstanding at end of period             19,728

MORGAN STANLEY U.S. REAL ESTATE
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    13.55
Number of units outstanding at end of period            124,386

VAN KAMPEN BANDWIDTH & TELECOMMUNICATIONS
Unit value at beginning of period                    $     2.08   $     8.69            -            -            -            -
Unit value at end of period                                   -   $     2.08   $     8.69
Number of units outstanding at end of period                  -       21,063        2,907

VAN KAMPEN BIOTECHNOLOGY & PHARMACEUTICAL
Unit value at beginning of period                    $     6.44   $     9.86            -            -            -            -
Unit value at end of period                                   -   $     6.44   $     9.86
Number of units outstanding at end of period                  -       26,006        4,445

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
VAN KAMPEN LIT COMSTOCK
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN LIT EMERGING GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERGING MARKETS EQUITY
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MORGAN STANLEY U.S. REAL ESTATE
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN BANDWIDTH & TELECOMMUNICATIONS
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN BIOTECHNOLOGY & PHARMACEUTICAL
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
MORGAN STANLEY EMERGING MARKETS DEBT
Unit value at beginning of period                    $    11.40   $    10.59            -            -            -            -
Unit value at end of period                          $    14.36   $    11.40   $    10.59
Number of units outstanding at end of period             22,824        8,771        1,019

VAN KAMPEN INTERNET PORTFOLIO
Unit value at beginning of period                    $     2.19   $     6.81            -            -            -            -
Unit value at end of period                                   -   $     2.19   $     6.81
Number of units outstanding at end of period                  -        3,148        1,472

VAN KAMPEN MORGAN STANLEY HIGH -TECH35 PORTFOLIO
Unit value at beginning of period                    $     5.44   $     9.35            -            -            -            -
Unit value at end of period                                   -   $     5.44   $     9.35
Number of units outstanding at end of period                  -          537           25

VAN KAMPEN MORGAN STANLEY U.S. MULTINATIONAL
PORTFOLIO
Unit value at beginning of period                    $     5.61   $     9.66            -            -            -            -
Unit value at end of period                                   -   $     5.61   $     9.66
Number of units outstanding at end of period                  -          662           52

TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    12.55
Number of units outstanding at end of period             26,269

TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    12.43
Number of units outstanding at end of period             37,346

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
MORGAN STANLEY EMERGING MARKETS DEBT
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN INTERNET PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN MORGAN STANLEY HIGH -TECH35 PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN MORGAN STANLEY U.S. MULTINATIONAL
PORTFOLIO
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                    $     7.99            -            -            -            -            -
Unit value at end of period                          $    11.14   $     7.99
Number of units outstanding at end of period            103,621        5,817

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                    $     7.67            -            -            -            -            -
Unit value at end of period                          $    11.13   $     7.67
Number of units outstanding at end of period             66,114          756

TOUCHSTONE HIGH YIELD
Unit value at beginning of period                    $     9.74            -            -            -            -            -
Unit value at end of period                          $    11.90   $     9.74
Number of units outstanding at end of period            124,089      133,376

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                    $     7.80            -            -            -            -            -
Unit value at end of period                          $     9.97   $     7.80
Number of units outstanding at end of period             61,804        6,205

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                    $     8.18            -            -            -            -            -
Unit value at end of period                          $    10.62   $     8.18
Number of units outstanding at end of period            136,184        3,099

TOUCHSTONE CORE BOND
Unit value at beginning of period                    $    10.47            -            -            -            -            -
Unit value at end of period                          $    10.68   $    10.47
Number of units outstanding at end of period             57,926        6,674

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE HIGH YIELD
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENHANCED DIVIDEND 30
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE CORE BOND
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
TOUCHSTONE GROWTH/VALUE
Unit value at beginning of period                    $     7.96            -            -            -            -            -
Unit value at end of period                                   -   $     7.96
Number of units outstanding at end of period                  -          581

TOUCHSTONE LARGE CAP GROWTH
Unit value at beginning of period                    $     7.79            -            -            -            -            -
Unit value at end of period                          $     8.21   $     7.79
Number of units outstanding at end of period             42,469            -

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $     9.95   $    10.00
Number of units outstanding at end of period                813       73,911

TOUCHSTONE INTERNATIONAL EQUITY
Unit value at beginning of period                    $     7.75            -            -            -            -            -
Unit value at end of period                                   -   $     7.75
Number of units outstanding at end of period                  -           48

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                    $     8.25            -            -            -            -            -
Unit value at end of period                          $    10.81   $     8.25
Number of units outstanding at end of period             31,848            -

TOUCHSTONE BALANCED
Unit value at beginning of period                    $     9.24            -            -            -            -            -
Unit value at end of period                          $    11.07   $     9.24
Number of units outstanding at end of period             31,766        1,332

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
TOUCHSTONE GROWTH/VALUE
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE LARGE CAP GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE MONEY MARKET
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE INTERNATIONAL EQUITY
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BALANCED
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                    $     8.08   $     9.93            -            -            -            -
Unit value at end of period                          $    11.16   $     8.08   $     9.93
Number of units outstanding at end of period            428,861      311,194       57,286

VIP MONEY MARKET
Unit value at beginning of period                    $    10.05   $    10.05            -            -            -            -
Unit value at end of period                                   -   $    10.05   $    10.05
Number of units outstanding at end of period                  -      209,207      222,525

VIP DYNAMIC CAPITAL APPRECIATION
Unit value at beginning of period                    $     8.59            -            -            -            -            -
Unit value at end of period                          $    10.57
Number of units outstanding at end of period              3,073

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VIP MONEY MARKET
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VIP DYNAMIC CAPITAL APPRECIATION
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

The table below shows Unit Values for certain Variable Account Options at inception, the number of units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period for contracts issued prior to July 16, 2001.

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
FIDELITY VIP MONEY MARKET
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                                   -
Number of units outstanding at end of period                  -

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                    $     9.55   $    11.66   $    12.43   $    11.62   $    11.08   $    10.06
Unit value at end of period                          $    12.28   $     9.55   $    11.66   $    12.43   $    11.62   $    11.08
Number of units outstanding at end of period          1,346,565    1,422,524    1,532,888    1,303,950    1,571,231    1,206,214

FIDELITY VIP CONTRAFUND
Unit value at beginning of period                    $    10.90   $    12.19   $    14.08   $    15.29   $    12.47   $     9.73
Unit value at end of period                          $    13.82   $    10.90   $    12.19   $    14.08   $    15.29   $    12.47
Number of units outstanding at end of period          1,298,178    4,425,302    1,519,016    1,735,357    1,652,352      893,485

FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                    $     9.93   $    12.07   $    13.41   $    14.11   $    13.10   $    10.24
Unit value at end of period                          $    12.13   $     9.93   $    12.07   $    13.41   $    14.11   $    13.10
Number of units outstanding at end of period            901,629      952,503    1,130,965    1,111,831    1,291,885      859,704

FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                    $     6.91   $     8.97   $    10.62   $    12.98   $    12.62   $    10.26
Unit value at end of period                          $     8.86   $     6.91   $     8.97   $    10.62   $    12.98   $    12.62
Number of units outstanding at end of period            465,755      472,524      661,779      768,638      948,352      617,513

FIDELITY VIP GROWTH
Unit value at beginning of period                    $     6.19   $     8.99   $    11.08   $    12.63                         -
Unit value at end of period                          $     8.11   $     6.19   $     8.99   $    11.08   $    12.63
Number of units outstanding at end of period            539,704      468,305      503.508      364,255       54,439

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
FIDELITY VIP MONEY MARKET
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FIDELITY VIP EQUITY-INCOME
Unit value at beginning of period                                          -            -            -   $    10.00
Unit value at end of period                          $    10.06
Number of units outstanding at end of period            155,520

FIDELITY VIP CONTRAFUND
Unit value at beginning of period                                          -            -            -   $    10.00
Unit value at end of period                          $     9.73
Number of units outstanding at end of period            129,361

FIDELITY VIP GROWTH & INCOME
Unit value at beginning of period                                          -            -            -   $    10.00
Unit value at end of period                          $    10.24
Number of units outstanding at end of period            119,576

FIDELITY VIP GROWTH OPPORTUNITIES
Unit value at beginning of period                                          -            -            -   $    10.00
Unit value at end of period                          $    10.26
Number of units outstanding at end of period             78,180

FIDELITY VIP GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
FIDELITY VIP MID CAP
Unit value at beginning of period                    $    14.46   $    16.27   $    17.07   $    12.96                         -
Unit value at end of period                          $    19.77   $    14.46   $    16.27   $    17.07   $    12.96
Number of units outstanding at end of period            533,623      581,450      581,376      503,449       82,924

FRANKLIN INCOME SECURITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    12.63
Number of units outstanding at end of period          2,619,202

FRANKLIN GROWTH & INCOME SECURITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    11.77
Number of units outstanding at end of period          1,346,436

FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    11.90
Number of units outstanding at end of period             15,672

FRANKLIN MUTUAL SHARES SECURITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    12.12
Number of units outstanding at end of period            147,344

GABELLI LARGE CAP VALUE
Unit value at beginning of period                    $    10.01            -            -            -            -            -
Unit value at end of period                                   -
Number of units outstanding at end of period                  -

JANUS ASPEN CAPITAL APPRECIATION
Unit value at beginning of period                    $    12.62   $    15.17   $    19.64   $    24.33   $    14.77   $     9.47
Unit value at end of period                                   -   $    12.62   $    15.17   $    19.64   $    24.33   $    14.77
Number of units outstanding at end of period                  -    1,172,068    1,720,961    2,289,751    1,953,906      712,285

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
FIDELITY VIP MID CAP
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN INCOME SECURITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN GROWTH & INCOME SECURITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN LARGE CAP GROWTH SECURITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

FRANKLIN MUTUAL SHARES SECURITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

GABELLI LARGE CAP VALUE
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN CAPITAL APPRECIATION
Unit value at beginning of period                                          -            -            -   $    10.00
Unit value at end of period                          $     9.47
Number of units outstanding at end of period             92,194

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
JANUS ASPEN BALANCED
Unit value at beginning of period                    $    13.80   $    14.95   $    15.90   $    16.49   $    13.19   $     9.95
Unit value at end of period                                   -   $    13.80   $    14.95   $    15.90   $    16.49   $    13.19
Number of units outstanding at end of period                  -    2,172,043    2,824,401    3,292,580    3,904,271    5,548,134

JANUS ASPEN WORLDWIDE GROWTH
Unit value at beginning of period                    $     9.14   $    12.44   $    16.26   $    19.54   $    12.04   $     9.47
Unit value at end of period                          $    11.18   $     9.14   $    12.44   $    16.26   $    19.54   $    12.04
Number of units outstanding at end of period          1,258,745    1,708,393    2,314,559    2,890,991    2,314,085    1,327,696

JANUS ASPEN MONEY MARKET
Unit value at beginning of period                    $    11.73   $    11.70   $    11.38   $    10.85   $    10.48   $    10.08
Unit value at end of period                                   -   $    11.73   $    11.70   $    11.38   $    10.85   $    10.48
Number of units outstanding at end of period                  -    1,701,030    2,337,296    1,569,997    2,017,825    1,709,186

J.P. MORGAN INTERNATIONAL OPPORTUNITIES
Unit value at beginning of period                    $     6.90   $     8.56   $    10.73   $    12.93   $     9.59   $     9.28
Unit value at end of period                          $     9.01   $     6.90   $     8.56   $    10.73   $    12.93   $     9.59
Number of units outstanding at end of period            354,180      237,950      293,390      324,546      345,201      137,064

J.P. MORGAN BOND
Unit value at beginning of period                    $    13.08   $    12.19   $    11.55   $    10.60   $    10.85   $    10.19
Unit value at end of period                          $    13.38   $    13.08   $    12.19   $    11.55   $    10.60   $    10.85
Number of units outstanding at end of period          1,458,561    2,171,151    1,972,807    1,491,565    1,890,368    1,499,874

JANUS ASPEN MID CAP GROWTH
Unit value at beginning of period                    $     2.85   $     4.02   $     6.74            -            -            -
Unit value at end of period                          $     3.79   $     2.85   $     4.02   $     6.74
Number of units outstanding at end of period            204,452      238,181      376,578      424,984

JANUS ASPEN GROWTH
Unit value at beginning of period                    $     4.62   $     6.39   $     8.63                         -            -
Unit value at end of period                          $     5.99   $     4.62   $     6.39   $     8.63
Number of units outstanding at end of period            134,319      162,419      249,380      154,157

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
JANUS ASPEN BALANCED
Unit value at beginning of period                    $     9.95            -            -            -   $    10.00
Unit value at end of period                           5,661,088
Number of units outstanding at end of period

JANUS ASPEN WORLDWIDE GROWTH
Unit value at beginning of period                    $     9.47            -            -            -   $    10.00
Unit value at end of period                             151,721
Number of units outstanding at end of period

JANUS ASPEN MONEY MARKET
Unit value at beginning of period                    $    10.08            -            -            -   $    10.00
Unit value at end of period                             634,249
Number of units outstanding at end of period

J.P. MORGAN INTERNATIONAL OPPORTUNITIES
Unit value at beginning of period                    $     9.28            -            -            -   $    10.00
Unit value at end of period                              41,664
Number of units outstanding at end of period

J.P. MORGAN BOND
Unit value at beginning of period                    $    10.19            -            -            -   $    10.00
Unit value at end of period                             418,029
Number of units outstanding at end of period

JANUS ASPEN MID CAP GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

JANUS ASPEN GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
JANUS ASPEN STRATEGIC VALUE
Unit value at beginning of period                    $     6.55   $     8.67   $     9.59                         -            -
Unit value at end of period                                   -   $     6.55   $     8.67   $     9.59
Number of units outstanding at end of period                  -      148,803      215,986       38,274

MFS CAPITAL OPPORTUNITIES
Unit value at beginning of period                    $     4.55   $     6.58   $     8.73            -            -            -
Unit value at end of period                          $     5.71   $     4.55   $     6.58   $     8.73
Number of units outstanding at end of period            304,705      374,754      560,187      477,460

MFS EMERGING GROWTH
Unit value at beginning of period                    $     3.42   $     5.24   $     8.00                         -            -
Unit value at end of period                          $     4.38   $     3.42   $     5.24   $     8.00
Number of units outstanding at end of period            294,322      267,341      337,119      279,091

MFS INVESTORS TRUST
Unit value at beginning of period                    $     6.52   $     8.39   $    10.14            -            -            -
Unit value at end of period                          $     7.84   $     6.52   $     8.39        10.14
Number of units outstanding at end of period            115,422      135,419      288,106       56,839

MFS MID CAP GROWTH
Unit value at beginning of period                    $     4.37   $     7.83   $     9.63            -            -            -
Unit value at end of period                          $     5.89   $     4.37   $     7.83         9.63
Number of units outstanding at end of period            657,600      524,185      870,222      479,615

MFS NEW DISCOVERY
Unit value at beginning of period                    $     5.83   $     8.67   $     9.27            -            -            -
Unit value at end of period                          $     7.68   $     5.83   $     8.67   $     9.27
Number of units outstanding at end of period            235,136      392,709      417,974      214,134

PUTNAM VT YOYAGER
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    11.71
Number of units outstanding at end of period              7,883

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
JANUS ASPEN STRATEGIC VALUE
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS CAPITAL OPPORTUNITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS EMERGING GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS INVESTORS TRUST
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS MID CAP GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

MFS NEW DISCOVERY
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT YOYAGER
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
PUTNAM VT NEW OPPORTUNITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    12.44
Number of units outstanding at end of period             81,906

PUTNAM VT GEORGE PUTNAM
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    11.15
Number of units outstanding at end of period             37,655

PUTNAM VT DISCOVERY GROWTH

Unit value at beginning of period                    $     6.22            -            -            -            -            -
Unit value at end of period                          $     8.10   $     6.22
Number of units outstanding at end of period             16,311       31,563

PUTNAM VT INTERNATIONAL EQUITY
Unit value at beginning of period                    $     7.79            -            -            -            -            -
Unit value at end of period                          $     9.88   $     7.79
Number of units outstanding at end of period            127,864      175,238

PUTNAM VT GROWTH & INCOME
Unit value at beginning of period                    $     7.60   $     9.53            -            -            -            -
Unit value at end of period                          $     9.55   $     7.60   $     9.53
Number of units outstanding at end of period             89,369       63,833       20,057

PUTNAM VT SMALL CAP VALUE
Unit value at beginning of period                    $     8.23            -            -            -            -            -
Unit value at end of period                          $    12.15   $     8.23
Number of units outstanding at end of period            280,486      248,600

SCUDDER EAFE EQUITY INDEX
Unit value at beginning of period                    $     6.72   $     8.69   $    11.70   $    14.22   $    11.30   $     9.42
Unit value at end of period                          $     8.84   $     6.72   $     8.69   $    11.70   $    14.22   $    11.30
Number of units outstanding at end of period            229,212      261,235      257,086      247,563      240,439      177,704

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
PUTNAM VT NEW OPPORTUNITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GEORGE PUTNAM
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT DISCOVERY GROWTH

Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT INTERNATIONAL EQUITY
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT GROWTH & INCOME
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

PUTNAM VT SMALL CAP VALUE
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

SCUDDER EAFE EQUITY INDEX
Unit value at beginning of period                                          -            -            -   $    10.00
Unit value at end of period                          $     9.42
Number of units outstanding at end of period             19,652

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
SCUDDER EQUITY 500 INDEX
Unit value at beginning of period                    $     9.10   $    11.88   $    13.71   $    15.32   $    12.90   $    10.16
Unit value at end of period                          $    11.51   $     9.10   $    11.88   $    13.71   $    15.32   $    12.90
Number of units outstanding at end of period          1,634,520    1,911,120    2,357,487    2,509,913    2,454,241    1,563,771

SCUDDER SMALL CAP INDEX
Unit value at beginning of period                    $     8.08   $    10.31   $    10.24   $    10.80   $     9.11   $     9.44
Unit value at end of period                          $    11.67   $     8.08   $    10.31   $    10.24   $    10.80   $     9.11
Number of units outstanding at end of period            461,729      425,605      491,217      528,324      456,819      389,699

TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    12.57
Number of units outstanding at end of period             82,198

TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    12.45
Number of units outstanding at end of period             32,447

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                    $    24.11            -            -            -            -            -
Unit value at end of period                          $    33.35   $    24.11
Number of units outstanding at end of period            741,076      780,658

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                    $    15.23            -            -            -            -            -
Unit value at end of period                          $    20.05   $    15.23
Number of units outstanding at end of period            203,229      236,032

TOUCHSTONE SMALL CAP VALUE
Unit value at beginning of period                    $     8.00            -            -            -            -            -
Unit value at end of period                                   -
Number of units outstanding at end of period                  -

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
SCUDDER EQUITY 500 INDEX
Unit value at beginning of period                                          -            -            -   $    10.00
Unit value at end of period                          $    10.16
Number of units outstanding at end of period            224,706

SCUDDER SMALL CAP INDEX
Unit value at beginning of period                                          -            -            -   $    10.00
Unit value at end of period                          $     9.44
Number of units outstanding at end of period             70,238

TEMPLETON FOREIGN SECURITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TEMPLETON GROWTH SECURITIES
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE THIRD AVENUE VALUE
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BARON SMALL CAP VALUE
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE SMALL CAP VALUE
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                    $     7.67            -            -            -            -            -
Unit value at end of period                          $    11.15   $     7.67
Number of units outstanding at end of period             85,135       39,566

TOUCHSTONE HIGH YIELD
Unit value at beginning of period                    $     9.75            -            -            -            -            -
Unit value at end of period                          $    11.92   $     9.75
Number of units outstanding at end of period          1,048,075      723,541

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                    $     7.80            -            -            -            -            -
Unit value at end of period                          $     9.98
Number of units outstanding at end of period            541,792

TOUCHSTONE ENCHANCED DIVIDEND 30
Unit value at beginning of period                    $     8.18            -            -            -            -            -
Unit value at end of period                          $    10.64
Number of units outstanding at end of period          1,681,322

TOUCHSTONE CORE BOND
Unit value at beginning of period                    $    10.48            -            -            -            -            -
Unit value at end of period                          $    10.70
Number of units outstanding at end of period            163,286

TOUCHSTONE GROWTH/VALUE
Unit value at beginning of period                    $     7.96            -            -            -            -            -
Unit value at end of period                                   -
Number of units outstanding at end of period                  -

TOUCHSTONE LARGE CAP GROWTH
Unit value at beginning of period                    $     7.79            -            -            -            -            -
Unit value at end of period                          $    17.19
Number of units outstanding at end of period            725,005

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
TOUCHSTONE EMERGING GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE HIGH YIELD
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE VALUE PLUS
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE ENCHANCED DIVIDEND 30
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE CORE BOND
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE GROWTH/VALUE
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE LARGE CAP GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
TOUCHSTONE MONEY MARKET
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $     9.97
Number of units outstanding at end of period          1,202,155

TOUCHSTONE INTERNATIONAL EQUITY
Unit value at beginning of period                    $     7.76            -            -            -            -            -
Unit value at end of period                                   -
Number of units outstanding at end of period                  -

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                    $     8.26            -            -            -            -            -
Unit value at end of period                          $    10.82
Number of units outstanding at end of period             58,552

TOUCHSTONE BALANCED
Unit value at beginning of period                    $     9.24            -            -            -            -            -
Unit value at end of period                          $    11.08
Number of units outstanding at end of period            143,674

VAN KAMPEN EMERGING MARKETS DEBT
Unit value at beginning of period                    $    10.70   $     9.93   $     9.14   $     8.32   $     6.52   $     9.23
Unit value at end of period                          $    13.50   $    10.70   $     9.93   $     9.14   $     8.32   $     6.52
Number of units outstanding at end of period            199,349      201,513      150,281      192,477      310,684      607,509

MORGAN STANLEY U.S. REAL ESTATE
Unit value at beginning of period                    $    11.73   $    11.99   $    11.07   $     8.68   $     8.93   $    10.15
Unit value at end of period                          $    15.92   $    11.73   $    11.99   $    11.07   $     8.68   $     8.93
Number of units outstanding at end of period            331,092      376,700      339,600      238,338      234,609      252,794

VAN KAMPEN LIT COMSTOCK
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    12.25
Number of units outstanding at end of period             32,215

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
TOUCHSTONE MONEY MARKET
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE INTERNATIONAL EQUITY
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE GROWTH & INCOME
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

TOUCHSTONE BALANCED
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN EMERGING MARKETS DEBT
Unit value at beginning of period                                                                        $    10.00
Unit value at end of period                          $     9.23
Number of units outstanding at end of period            653,365

MORGAN STANLEY U.S. REAL ESTATE
Unit value at beginning of period
Unit value at end of period                          $    10.15
Number of units outstanding at end of period             67,357

VAN KAMPEN LIT COMSTOCK
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                                                        2003         2002         2001         2000         1999         1998
                                                        ----         ----         ----         ----         ----         ----
VAN KAMPEN LIT EMERGING GROWTH
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    11.93
Number of units outstanding at end of period              7,394

VAN KAMPEN BIOTECHNOLOGY & PHARMACEUTICAL
Unit value at beginning of period                    $     6.45            -            -            -            -            -
Unit value at end of period                                   -
Number of units outstanding at end of period                  -

VAN KAMPEN INTERNET
Unit value at beginning of period                    $     2.19            -            -            -            -            -
Unit value at end of period                                   -
Number of units outstanding at end of period                  -

VAN KAMPEN MS HIGH-TECH 35 INDEX
Unit value at beginning of period                    $     5.45            -            -            -            -            -
Unit value at end of period                                   -
Number of units outstanding at end of period                  -

VAN KAMPEN MS U.S. MULTINATIONAL
Unit value at beginning of period                    $     5.62            -            -            -            -            -
Unit value at end of period                                   -
Number of units outstanding at end of period                  -

VAN KAMPEN BANDWITH & TELECOMMUNICATIONS
Unit value at beginning of period                    $     1.96            -            -            -            -            -
Unit value at end of period                                   -
Number of units outstanding at end of period                  -

VAN KAMPEN UIF EMERGING MARKETS EQUITY
Unit value at beginning of period                    $    10.00            -            -            -            -            -
Unit value at end of period                          $    14.39
Number of units outstanding at end of period             14,038

                                                        1997         1996         1995         1994      INCEPTION
                                                        ----         ----         ----         ----      ---------
VAN KAMPEN LIT EMERGING GROWTH
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN BIOTECHNOLOGY & PHARMACEUTICAL
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN INTERNET
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN MS HIGH-TECH 35 INDEX
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN MS U.S. MULTINATIONAL
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN BANDWITH & TELECOMMUNICATIONS
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

VAN KAMPEN UIF EMERGING MARKETS EQUITY
Unit value at beginning of period                             -            -            -            -   $    10.00
Unit value at end of period
Number of units outstanding at end of period

                       THIS PAGE INTENTIONALLY LEFT BLANK

APPENDIX B

     ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Contribution:                 $50,000.00

               GRO Account duration:         7 Years

               Guaranteed Interest Rate:     5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

     -0.0551589 = [(1 + .05)(TO THE POWER OF 48/12) /
                  (1 + .0625 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

     -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

     $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

     $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

     $51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

     $8,682.19 = $57,881.25 X .15

     Free Amount = $8,682.19

The non-free amount would be:

     $11,317.81 = $20,000.00 - $8,682.19

The Market Value Adjustment, which is only applicable to the non-free amount, would be

     - $624.28 = -0.0551589 X $11,317.81

The withdrawal charge would be:

     $762.26 = [($11,317.81 + $624.28)/(1 - .06)] - ($11,317.81 + 624.28)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

     $21,386.54 = $20,000.00 + $624.28 + $762.26

The ending Account Value would be:

     $36,494.71 = $57,881.25 - $21,386.54

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

     .0290890 = [(1 + .05)(TO THE POWER OF 48/12) /
                (1 + .04 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

     $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

     $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

     $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

     $56,564.96 = $57,881.25 + $1,683.71 - $3,000.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

              Free Amount =    $ 8,682.19

          Non-Free Amount =    $11,317.81

     The Market Value Adjustment would be:

          $329.22 = .0290890 X $11,317.81

     The withdrawal charge would be:

          $701.40 = [($11,317.81 - $329.22)/(1 - .06)] - ($11,317.81 - $329.22)

     Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

          $20,372.18 = $20,000.00 - $329.22 + $701.40

     The ending Account Value would be:

          $37,509.07 = $57,881.25 - $20,372.18

     Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below the Minimum Value.

THE ABOVE EXAMPLES WILL BE ADJUSTED TO COMPLY WITH APPLICABLE STATE REGULATION REQUIREMENTS FOR CONTRACTS ISSUED IN CERTAIN STATES.

APPENDIX C

ENHANCED EARNINGS BENEFIT CALCULATION EXAMPLE

The following is an additional example of how the Enhanced Earnings Benefit ("EEB") will be calculated and paid.

A.   EEB in conjunction with Highest Anniversary Death Benefit

     Net Premium = $50,000
     Account Value upon presentation of proof of death = $60,000
     Highest Anniversary Value = $70,000
     Gain = $10,000 ($60,000 - $50,000)
     Assume a 40% benefit based on issue age
     EEB Benefit = $4,000 (40% X $10,000)
     Total Payment to Beneficiaries $74,000 ($70,000 + $4,000)

APPENDIX D - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

     Part 1 - Integrity and Custodian
     Part 2 - Distribution of the Contract
     Part 3 - Performance Information
     Part 4 - Determination of Accumulation Unit Values
     Part 5 - Tax Favored Retirement Programs
     Part 6 - Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company
P.O. Box 740075
Louisville, KY 40201-7475
ATTN: Request for SAI of Separate Account II (Pinnacle)

PROSPECTUS

                                    PINNACLE
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                   issued by INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes flexible premium variable annuity contracts offered to individuals and to groups by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company (W&S). The contracts (collectively, a CONTRACT) provide several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. Separate Account II funds the variable annuity contract. You may allocate contributions to various available investment divisions of the Separate Accounts, called Variable Account Options, or to our Fixed Accounts, or both. The Variable Account Options and Fixed Accounts are together referred to as INVESTMENT OPTIONS.

Your contributions to the Variable Account Options of Separate Account II are invested in shares of the Portfolios of corresponding mutual funds.


FIDELITY VIP FUNDS
Fidelity VIP Asset Manager
Fidelity VIP Balanced
Fidelity VIP Contrafund
Fidelity VIP Dynamic Capital Appreciation Fund
Fidelity VIP Equity-Income
Fidelity VIP Growth
Fidelity VIP Growth & Income
Fidelity VIP Growth Opportunities
Fidelity VIP High Income
Fidelity VIP Investment Grade Bond
Fidelity VIP Mid-Cap
Fidelity VIP Overseas

FRANKLIN TEMPLETON VIP TRUST
Franklin Growth and Income Securities
Franklin Income Securities
Franklin Large Cap Growth Securities
Mutual Shares Securities
Templeton Foreign Securities
Templeton Growth Securities

J.P. MORGAN SERIES TRUST II
J.P. Morgan Bond
J.P. Morgan International Equity
J.P. Morgan Mid Cap Value

MFS FUNDS
MFS Capital Opportunities
MFS Emerging Growth
MFS Investors Growth Stock
MFS Mid Cap Growth
MFS New Discovery
MFS Total Return

PUTNAM FUNDS
Putnam VT Discovery Growth Fund
Putnam VT The George Putnam Fund of Boston
Putnam VT Growth and Income Fund
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund
Putnam VT Voyager Fund

SCUDDER VIT FUNDS
Scudder EAFE Equity Index Fund
Scudder Equity 500 Index Fund
Scudder Small Cap Index Fund

TOUCHSTONE VARIABLE SERIES TRUST
Touchstone Balanced Fund
Touchstone Baron Small Cap Fund
Touchstone Core Bond Fund
Touchstone Eagle Capital Appreciation Fund
Touchstone Emerging Growth Fund
Touchstone Enhanced Dividend 30 Fund
Touchstone Growth & Income Fund
Touchstone High Yield Fund
Touchstone Money Market Fund
Touchstone Third Avenue Value Fund
Touchstone Value Plus Fund

VAN KAMPEN PORTFOLIOS
Van Kampen LIT Comstock
Van Kampen LIT Emerging Growth
Van Kampen UIF Emerging Markets Debt
Van Kampen UIF Emerging Markets Equity
Van Kampen UIF U.S. Real Estate

We also offer Guaranteed Rate Options (GROs) and a Systematic Transfer Option
(STO), together referred to as FIXED ACCOUNTS. The money you put into a GRO earns a fixed interest rate that we declare at the beginning of the duration you select. A MARKET VALUE ADJUSTMENT will be made for withdrawals, surrenders, transfers and certain other transactions made before your GRO Account expires. However, your value under a GRO can't be decreased below an amount equal to your contribution less withdrawals plus interest at the Guaranteed Interest Rate. Withdrawal charges and an annual administrative charge may apply, and may invade principal. Your allocation to the STO earns a fixed interest rate that we declare each calendar quarter, guaranteed never to be less than the Minimum Interest Rate. YOU MUST TRANSFER ALL CONTRIBUTIONS YOU MAKE TO THE STO INTO OTHER INVESTMENT OPTIONS WITHIN ONE YEAR OF CONTRIBUTION ON A MONTHLY OR QUARTERLY BASIS.

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.


For further information and assistance, contact our Administrative Office at Integrity Life Insurance Company, P.O. Box 740075, Louisville, Kentucky 402017475. Our express mail address is Integrity Life Insurance Company, 515 West Market Street, Suite 800, Louisville, Kentucky 40202-3319. You may also call us at 1-800-325-8583.

Registration statements relating to the contract, which include a Statement of Additional Information (SAI) dated May 1, 2004, have been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Appendix B.


*NOTE: A CONTRACT ISSUED IN OREGON WILL BE A SINGLE PREMIUM VARIABLE ANNUITY RATHER THAN A FLEXIBLE PREMIUM VARIABLE ANNUITY. ALL REFERENCES TO FLEXIBLE CONTRIBUTIONS ARE SINGLE CONTRIBUTIONS FOR ANY CONTRACT ISSUED IN OREGON.

THE CONTRACT IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE CONTRACT OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU CAN REVIEW AND COPY INFORMATION ABOUT THE CONTRACT AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. FOR HOURS OF OPERATION OF THE PUBLIC REFERENCE ROOM, PLEASE CALL 1-800-SEC-0330. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE CONTRACT ON THE SEC'S INTERNET SITE AT http://www.sec.gov. COPIES OF THAT INFORMATION ARE ALSO AVAILABLE, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST TO publicinfo@sec.gov OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20459-0102.


The date of this prospectus is May 1, 2004.

                                TABLE OF CONTENTS


PART I                                                                      PAGE
SECTION 1 - SUMMARY

Your Variable Annuity Contract                                               7
Your Benefits                                                                7
How Your Contract is Taxed                                                   7
Your Contributions                                                           7
Your Investment Options                                                      7
Variable Account Options                                                     7
Account Value, Adjusted Account Value and Cash Value                         8
Transfers                                                                    8
Charges and Fees                                                             8
Withdrawals                                                                  8
Your Initial Right to Revoke                                                 8
Risk/Return Summary:  Investments and Risks                                  9
Table of Annual Fees and Expenses                                           10
Examples                                                                    11

SECTION 2 - INTEGRITY AND THE SEPARATE ACCOUNTS

Integrity Life Insurance Company                                            12
The Separate Accounts and the Variable Account Options                      12
Assets of Our Separate Accounts                                             12
Changes In How We Operate                                                   12

SECTION 3 - YOUR INVESTMENT OPTIONS

The Portfolios                                                              13
Fixed Accounts                                                              22

SECTION 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                                    24
Annual Administrative Charge                                                25
Portfolio Charges                                                           25
Reduction or Elimination of Separate Account or Administrative Charges      25
State Premium Tax Deduction                                                 25
Contingent Withdrawal Charge                                                25
Reduction or Elimination of the Contingent Withdrawal Charge                26
Transfer Charge                                                             26
Hardship Waiver                                                             26
Tax Reserve                                                                 27

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                           27
Your Account Value                                                          27
Units in Our Separate Accounts                                              27
How We Determine Unit Value                                                 28
Transfers                                                                   28
Excessive Trading                                                           29
Specific Notice Regarding the Use of this Annuity for Market Timing         29
Withdrawals                                                                 31
Assignments                                                                 31

Death Benefits and Similar Benefit Distributions                            31
Annuity Benefits                                                            32
Annuities                                                                   32
Fixed Annuity Payments                                                      32
Timing of Payment                                                           33
How You Make Requests and Give Instructions                                 33

SECTION 6 - VOTING RIGHTS

Portfolio Voting Rights                                                     33
How We Determine Your Voting Shares                                         34
How Portfolio Shares Are Voted                                              34
Separate Account Voting Rights                                              34

SECTION 7 - TAX ASPECTS OF THE CONTRACT

Introduction                                                                34
Your Contract is an Annuity                                                 35
Taxation of Annuities Generally                                             35
Distribution-at-Death Rules                                                 36
Spousal Continuation                                                        36
Diversification Standards                                                   37
Tax-Favored Retirement Programs                                             37
Inherited IRAs                                                              37
Annuities in Qualified Plans                                                37
Federal and State Income Tax Withholding                                    38
Impact of Taxes on Integrity                                                38
Transfers Among Investment Options                                          38

SECTION 8 - ADDITIONAL INFORMATION

Systematic Withdrawals                                                      38
Income Plus Withdrawal Program                                              38
Dollar Cost Averaging                                                       39
Systematic Transfer Program                                                 39
Customized Asset Rebalancing                                                40
Systematic Contributions                                                    40
Legal Proceedings                                                           40

SECTION 9 - PRIOR CONTRACTS                                                 40

APPENDIX A - ILLUSTRATION OF A MARKET VALUE ADJUSTMENT                      44
APPENDIX B - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION       47


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Fixed Accounts and Variable Account Options added together.

ADJUSTED ACCOUNT VALUE - your Account Value increased or decreased by any Market Value Adjustment made to your GRO Account.

ANNUITANT - the person upon whose life an annuity benefit and death benefit are based.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Adjusted Account Value reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

ENHANCED RATE - a higher rate of interest we may declare for the first year of any GRO Account that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

GRO - Guaranteed Rate Option, which offer durations of two, three, five, seven and ten years and lock in a fixed annual effective interest rate.

GRO VALUE - the value of a GRO Account. The GRO Value at the expiration of a GRO Account, assuming you haven't withdrawn or transferred any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate, less any administrative changes.

GUARANTEED INTEREST RATE - a fixed annual interest rate that we declare for the duration of the Fixed Account Option you select.

GUARANTEE PERIOD -- the duration of your GRO Account.

INVESTMENT OPTIONS - Variable Account Options and Fixed Accounts, collectively.

MARKET VALUE ADJUSTMENT ("MVA") - an upward or downward adjustment (never below the Minimum Value) made to the value of your GRO Account for withdrawals, surrenders, transfers and certain other transactions made before the GRO Account expires.

MINIMUM INTEREST RATE - the minimum interest rate, declared in the contract, which we will credit your Fixed Accounts.

MINIMUM VALUE - an amount equal to your net allocation to a GRO Account, less withdrawals (including any associated charges or adjustments), accumulated at the Guaranteed Interest Rate, less any administrative charge.

PORTFOLIO - an investment portfolio of a mutual fund in which Separate Account II invests its assets.

RETIREMENT DATE - the date you elect annuity payments to begin. The required Retirement Date is specified in the contract.

SEPARATE ACCOUNTS - Each Separate Account consists of assets that are segregated by Integrity and invested in Variable Account Options.

STO - Systematic Transfer Option - our STO provides a guaranteed interest rate; contributions to the STO must be transferred into other Investment Options within one year of your STO contribution.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various investment options available to you under the contract, consisting of the Portfolios but not including the Fixed Accounts.

PART I

SECTION I - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

When this prospectus uses the terms "we," "our" and "us," it means Integrity Life Insurance Company (INTEGRITY). When it uses the terms "you" and "your" it means the Annuitant, who is the person upon whose life the annuity benefit and the death benefit are based. That person is usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all the rights under the contract until annuity payments begin. If there are joint owners, they share the contract rights and any changes or transactions must be signed by both of them. The death of the first joint owner will determine the timing of distribution.

If you want to invest for retirement by buying a Pinnacle Variable Annuity, complete a Customer Profile form (unless your state requires an application) and send it to us along with at least the minimum initial contribution. Because the premium is flexible, additional contributions can be any amount you choose, as long as they are above the minimum required contribution discussed below.

YOUR BENEFITS

Your contract has an Account Value, an annuity benefit and a death benefit. These benefits are described in more detail below.

Your benefits under the annuity contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Part I, Section 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000 ($3,000 in South Carolina and Pennsylvania). Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. For more details on contribution requirements, see Part I, Section 5, "Contributions Under Your Contract."

YOUR INVESTMENT OPTIONS

You may have your contributions placed in the Variable Account Options or in the Fixed Accounts, or place part of your contributions in each of them. The Variable Account Options and Fixed Accounts are together referred to as the INVESTMENT OPTIONS. To select Investment Options that most closely reflect your investment goals, see Part I, Section 3, "Your Investment Options."

VARIABLE ACCOUNT OPTIONS

Each of the Variable Account Options invests in shares of an investment portfolio of a mutual fund. Each investment portfolio is referred to as a PORTFOLIO. The investment goals of each Variable Account Option are the same as the Portfolio in which it's invested. For example, if your investment goal is to save money for retirement, you might choose a GROWTH oriented Variable Account Option, which invests in a

GROWTH Portfolio. Your value in a Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio's prospectus and Statement of Additional Information.

ACCOUNT VALUE, ADJUSTED ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the values of your Fixed Accounts and Variable Account Options added together. Your ADJUSTED ACCOUNT VALUE is your Account Value increased or decreased by any MARKET VALUE ADJUSTMENT. Your Adjusted Account Value in the GROs can never be decreased below the Minimum Value. You'll find a discussion of Market Value Adjustment in the Guaranteed Rate Options paragraph of Part I, Section 3, "Your Investment Options." Your Cash Value is your ADJUSTED ACCOUNT VALUE reduced by any withdrawal charges or pro rata annual administrative charges that may apply. Fees and charges are discussed in more detail below.

TRANSFERS

You may transfer all or any part of your Account Value among the Investment Options, although there are some restrictions that apply. You can find these under "Transfers" in Part I, Section 5. Any transfer must be for at least $250 and may be arranged through our telephone transfer service. Transfers may also be made among certain Investment Options under the following special programs:
(i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) transfer of your STO contributions. All of these programs are discussed in Part I,
Section 8. If you make more than twelve transfers between your Investment Options in one contract year, your account can be charged up to $20 for each transfer.

CHARGES AND FEES

If your Account Value is less than $50,000 as of the last day of any contract year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account. A daily charge equal to an annual fee of 1.35% is deducted from the Account Value of each of your Variable Account Options to cover mortality and expense risks (1.20%) and certain administrative expenses (.15%). The charges will never be greater than this. For more information about these charges, see Part I, Section 4, "Deductions and Charges."

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. You may withdraw up to 10% of your Account Value each contract year with no withdrawal charges. After the first 10% within a contract year, there will be a charge for any withdrawals you make, based upon the length of time your money has been in your account. See Part I, Section 4, "Contingent Withdrawal Charge" and Part I, Section 5, "Withdrawals."

YOUR INITIAL RIGHT TO REVOKE

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your Account Value, which may be more or less than your initial contribution. If your state requires, upon cancellation we'll return your contribution without any adjustments. We'll return the amount of any contribution to the Guaranteed Rate Option upon cancellation.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the Pinnacle Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Portfolio, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Sales Load on Purchases                                                            $0
     Deferred Sales Load (as a percentage of contributions) (1)                 8% Maximum
     Transfer Charge (Assessed after 12 transfers in any contract year) (2)            $20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Variable Account Option Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

     Annual Administrative Charge*                                                    $ 30

     * This charge applies only if the Account Value is less than $50,000 at the end of any contract year before your Retirement Date. See "Annual Administrative Charge" in Part I, Section 4.

Annual Expenses of the Separate Accounts
(AS A PERCENTAGE OF SEPARATE ACCOUNT VALUE)

     Mortality and Expense Risk Charge                                                1.20%
     Administrative Expenses                                                           .15%
                                                                                      ----
     Total Separate Account Annual Expenses                                           1.35%
                                                                                      ====

TOTAL ANNUAL VARIABLE ACCOUNT OPTION OPERATING EXPENSES

The range of expenses that are deducted from the Variable Account Option's assets, including management fees, distribution or 12b-1 fees and other expenses are:


Minimum: 0.55%           Maximum: 2.22%


(1)  Surrender charges decrease on an annual basis. See "Deductions and Charges
     - Contingent Withdrawal Charge" for more detail.
(2) After the first twelve transfers during a contract year, we will charge a transfer fee of $20 for each transfer. This charge does not apply to transfers made for dollar cost averaging, customized asset rebalancing, or systematic transfers. See "Deductions and Charges - Transfer Charge" for more detail.


NOTE: We have entered into agreements with the investment advisers or distributors of many of the funds. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the funds pay fees to us that are usually based on an annual percentage of the average daily net assets of the funds. These agreements may be different for each fund or each fund family, and may include fees paid by investment advisers or under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the 1940 Act.

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, Variable Account Option fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Variable Account Options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:


1 YEAR                  3 YEARS                5 YEARS                10 YEARS
--------------------------------------------------------------------------------
1233.45                 1907.61                2591.57                4445.03



If you annuitize at the end of the applicable time period:



1 YEAR                  3 YEARS                5 YEARS                10 YEARS
--------------------------------------------------------------------------------
433.45                  1307.61                2191.57                4445.03



If you do not surrender the contract:



1 YEAR                  3 YEARS                5 YEARS                10 YEARS
--------------------------------------------------------------------------------
433.45                  1307.61                2191.57                4445.03

SECTION 2 - INTEGRITY AND THE SEPARATE ACCOUNTS

INTEGRITY LIFE INSURANCE COMPANY

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive offices are located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 47 states and the District of Columbia. We sell flexible premium annuities with underlying investment options, fixed single premium annuity contracts and flexible premium annuity contracts offering both traditional fixed guaranteed interest rates along with fixed equity indexed options. Integrity is a subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNTS AND THE VARIABLE ACCOUNT OPTIONS

Under your contract, you may allocate contributions to our Separate Accounts or to our Fixed Accounts or both. Separate Account II is comprised of all of the Variable Account Options. The Separate Accounts are established and maintained under the insurance laws of the State of Ohio.

Separate Account II was established in 1992 and is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (SEC). SEC registration doesn't mean that the SEC is involved in any way in supervising the management or investment policies of Separate Account II. Each of Separate Account II's Variable Account Options invests in shares of a corresponding Portfolio. We may establish additional Investment Options from time to time. The Variable Account Options currently available are listed in Section 3, "Your Investment Options."

ASSETS OF OUR SEPARATE ACCOUNTS

Under Ohio law, we own the assets of our Separate Accounts and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Accounts in proportion to the amounts in their contracts. We can't use the Separate Accounts' assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Accounts are credited to or charged against the Separate Accounts without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Accounts, and thus can participate proportionately in the Separate Accounts. Amounts in the Separate Accounts greater than reserves and other liabilities belong to us, and we may transfer them to our general account.

CHANGES IN HOW WE OPERATE

We may change how we or our Separate Accounts operate, subject to your approval when required by the Investment Company Act of 1940 (1940 ACT) or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate Accounts, or withdraw assets relating to your contract from one Option and put them into another;
-    register or end the registration of the Separate Accounts under the 1940
     Act;
- operate our Separate Accounts under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our

     Separate Accounts;
- cause one or more Options to invest in a mutual fund other than or in addition to the Portfolios;
- operate our Separate Accounts or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

SECTION 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS


Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

FIDELITY VIP FUNDS

The Portfolios' Investment Adviser. Fidelity Management & Research Company (FMR) is a registered investment adviser under the Investment Advisers Act of 1940. It serves as the investment adviser to each Portfolio.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of Fidelity's VIP Funds. There are no guarantees that a Portfolio will be able to achieve its objective. YOU SHOULD READ FIDELITY'S VIP FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

FIDELITY VIP ASSET MANAGER PORTFOLIO

VIP Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term instruments.

FIDELITY VIP BALANCED PORTFOLIO

VIP Balanced Portfolio seeks income and capital consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities, and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.

FIDELITY VIP CONTRAFUND(R) PORTFOLIO

VIP Contrafund(R) Portfolio seeks long-term capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR invests the Portfolio's assets in securities of companies whose value FMR believes is not fully recognized by the public. The types of companies in which the Portfolio may invest include companies experiencing positive fundamental change such as a new management team or product launch, a significant cost-cutting initiative, a merger or acquisition, or a reduction in industry capacity that should lead to improved pricing; companies whose earning potential has increased or is expected to increase more than generally perceived; companies that have enjoyed recent market popularity but which appear to have temporarily fallen out of favor for reasons that are considered non-recurring or short-term; and companies that are undervalued in relation to securities of other companies in the same industry.

FIDELITY VIP DYNAMIC CAPITAL APPRECIATION

VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may invest the Portfolio's assets in securities of foreign issuers in addition to securities of domestic issuers. At any given time, FMR may tend to buy "growth" stocks or "value" stocks, or a combination of both types. In buying and selling securities for the

Portfolio, FMR relies on fundamental analysis of each issuer and its potential for success in light of current financial condition, its industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates, and management.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

VIP Equity-Income Portfolio seeks reasonable income. The Portfolio will also consider the potential for capital appreciation. The Portfolio seeks a yield that exceeds the composite yield on the securities comprising the S&P 500. FMR normally invests at least 80% of the Portfolio's total assets in income-producing equity securities.

FIDELITY VIP GROWTH PORTFOLIO

VIP Growth Portfolio seeks capital appreciation. FMR invests the Portfolio's assets in companies FMR believes have above-average growth potential. The stocks of these companies are often called "growth" stocks.

FIDELITY VIP GROWTH & INCOME PORTFOLIO

VIP Growth & Income Portfolio seeks high total return through a combination of current dividends and show potential for capital appreciation. FMR normally invests a majority of the Portfolio's assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. FMR may also invest the Portfolio's assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO

VIP Growth Opportunities Portfolio seeks to provide capital growth. FMR normally invests the Portfolio's assets primarily in common stocks. FMR may also invest the Portfolio's assets in other types of securities, including bonds, which may be lower-quality debt securities.

FIDELITY VIP HIGH INCOME PORTFOLIO

VIP High Income Portfolio seeks a high current income, while also considering growth of capital. It normally invests in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO

VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by investing at least 80% of assets in investment-grade debt securities of all types.

FIDELITY VIP MID-CAP PORTFOLIO

VIP Mid-Cap Portfolio seeks long-term growth of capital. FMR normally invests the VIP Mid-Cap Portfolio's assets primarily in common stocks. FMR normally invests at least 80% of the Portfolio's total assets in securities of companies with medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the capitalization of companies in the S&P Mid Cap 400 at the time of the investment.

FIDELITY VIP OVERSEAS PORTFOLIO

VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock. It normally invests at least 80% of its assets in foreign securities.

THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST ("TRUST")

Each Fund is a series of the Trust, which is a mutual fund registered with the SEC. Affiliates of Franklin Resources, Inc., which operates as Franklin Templeton Investments, serve as the investment advisers for the funds in which the Portfolios invest.

FRANKLIN GROWTH AND INCOME SECURITIES PORTFOLIO

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with income as a secondary goal. Under normal market conditions, the Portfolio normally invests in a broadly diversified portfolio of equity securities that the Portfolio's manager considers to be financially strong but undervalued by the market.

FRANKLIN INCOME SECURITIES PORTFOLIO

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation. The Portfolio normally invests in debt and equity securities.

FRANKLIN LARGE CAP GROWTH SECURITIES PORTFOLIO

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation. The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies. For this Portfolio, large-cap companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

MUTUAL SHARES SECURITIES PORTFOLIO

The Mutual Shares Securities Portfolio seeks capital appreciation. The Portfolio normally invests mainly in U.S. equity securities that the manager believes are available at market prices less than the value based on certain recognized or objective criteria, including undervalued stocks, merger/risk arbitrage securities and distressed companies.

TEMPLETON FOREIGN SECURITIES PORTFOLIO

The Templeton Foreign Securities Portfolio seeks long-term capital growth. The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

TEMPLETON GROWTH SECURITIES PORTFOLIO

The Templeton Growth Securities Portfolio seeks long-term capital growth. The Portfolio normally invests mainly in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.

JP MORGAN SERIES TRUST II

Each Portfolio of the JP Morgan Series Trust II, except Mid Cap Value, is a diversified mutual fund registered with the SEC. JP Morgan Investment Management Inc. is the investment adviser to the JP Morgan Series Trust II.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the JP Morgan Series Trust II. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR JP MORGAN SERIES TRUST II CAREFULLY BEFORE INVESTING.

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JP MORGAN BOND PORTFOLIO

JP Morgan Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity. The Portfolio will invest at least 80% of the value of its assets in debt investments, including U.S. government and agency securities, corporate bonds, private placements, asset backed and mortgage backed securities that the adviser believes have the potential to provide a high total return over time.

JP MORGAN INTERNATIONAL EQUITY PORTFOLIO

JP Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign companies. The Portfolio is designed for investors who have long-term investment goals and who want to diversify their investments by adding international equities, taking advantage of investment opportunities outside the U.S. The Portfolio seeks to meet its investment goal primarily through stock valuation and selection.

JP MORGAN MID CAP VALUE PORTFOLIO

JP Morgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation. The Portfolio will generally invest at least 80% of the value of its assets in a broad portfolio of common stocks of companies with market capitalization of $1 billion to $20 billion at the time of purchase. The Portfolio is not diversified as defined in the Investment Company Act of 1940.

MFS FUNDS

Each Portfolio of the MFS Variable Insurance Trust is a mutual fund registered with the SEC. Massachusetts Financial Services Company is the investment adviser to the MFS Funds.

Investment Objectives of the Portfolios. Below is a summary of the investment objectives of the Portfolios of the MFS Funds. There is no guarantee that these objectives will be met. YOU SHOULD READ THE PROSPECTUS FOR MFS VARIABLE INSURANCE TRUST CAREFULLY BEFORE INVESTING.

MFS CAPITAL OPPORTUNITIES PORTFOLIO

MFS Capital Opportunities Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities. The Portfolio focuses on companies that MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS EMERGING GROWTH PORTFOLIO

MFS Emerging Growth Portfolio seeks long term growth of capital by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities that will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation.

MFS INVESTORS GROWTH STOCK PORTFOLIO

MFS Investors Growth Stock Portfolio seeks to provide long-term growth of capital and future income rather than current income by investing, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary

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receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

MFS MID CAP GROWTH PORTFOLIO

MFS Mid Cap Growth Portfolio seeks long term growth of capital by normally investing at least 80% of its total assets in common stocks and related securities of companies with medium market capitalization that MFS believes have above-average growth potential. Medium market capitalization companies are defined by the Portfolio as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap Growth Index range at the time of the Portfolio's investment. Companies whose market capitalizations fall below $250 million or exceed the top of the Russell Midcap Growth Index range after purchase continue to be considered medium-capitalization companies for purposes of the Portfolio's 80% investment policy.

MFS NEW DISCOVERY PORTFOLIO

MFS New Discovery Portfolio seeks capital appreciation by normally investing at least 65% of its net assets in common stocks and related securities of emerging growth companies. Emerging growth companies are companies that MFS believes offer superior prospects for growth and are either (1) early in their life cycle but which have the potential to become major enterprises, or (2) major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment. While emerging growth companies may be of any size, the Portfolio will generally focus on smaller cap emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment.

MFS TOTAL RETURN PORTFOLIO

MFS Total Return Portfolio seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income. The Portfolio invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests (1) at least 40%, but not more than 75%, of its net assets in common stocks and related securities such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and (2) at least 25% of its net assets in non-convertible fixed income securities. The Portfolio may vary the percentage of its assets invested in any one type of security, within the limits described above, in accordance with MFS's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values.

PUTNAM FUNDS

Each Fund is a mutual fund registered with the SEC. Putnam Investment Management, LLC ("Putnam Management") serves as the investment adviser of each Portfolio.

Investment Objectives of the Funds. Below is a summary of the investment objectives of Putnam's VT Funds. YOU SHOULD READ PUTNAM'S VT FUNDS' PROSPECTUS CAREFULLY BEFORE INVESTING.

PUTNAM VT DISCOVERY GROWTH FUND

The Fund seeks long-term growth of capital. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

The Fund seeks to provide a balanced investment composed of a well diversified portfolio of stocks and

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bonds which produce both capital growth and current income. The Fund pursues its goal by investing mainly in a combination of bonds and U.S. value stocks, with a greater focus on value stocks. Under normal market conditions, the fund invests at least 25% of the Fund's total assets in fixed-income securities, including debt securities, preferred stocks and that portion of the value of convertible securities attributable to the fixed-income characteristics of those securities.

PUTNAM VT GROWTH AND INCOME FUND

The Fund seeks capital growth and current income. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks that offer potential for capital growth, current income, or both.

PUTNAM VT INTERNATIONAL EQUITY FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the Fund invests at least 80% of the Fund's net assets in equity investments.

PUTNAM VT SMALL CAP VALUE FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on value stocks. Under normal circumstances, the Fund invests at least 80% of its net assets in small companies of a size similar to those in the Russell 2000 Value Index.

PUTNAM VT VOYAGER FUND

The Fund seeks capital appreciation. The Fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.

SCUDDER VIT FUNDS

The investment adviser for the Scudder VIT Funds is Deutsche Asset Management, Inc. (DeAM). DeAM is a broad-based global investment firm that provides asset management capabilities to a variety of institutional clients worldwide. DeAM presence in all of the major investment markets gives its clients a global network and product range. DeAM manages U.S., international, emerging markets, and fixed income investments and is a leader in index strategies.

Investment Objectives of the Portfolios. Following is a summary of the investment objectives of the Scudder Asset Management VIT Funds. We can't guarantee that these objectives will be met. YOU SHOULD READ THE SCUDDER ASSET MANAGEMENT VIT FUNDS PROSPECTUSES CAREFULLY BEFORE INVESTING.

SCUDDER VIT EAFE(R) EQUITY INDEX FUND

The EAFE(R) Equity Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the EAFE(R) Index, which measures international stock market performance. The Fund attempts to invest in stocks and other securities that are representative of the EAFE(R) Index as a whole.

SCUDDER EQUITY INDEX FUND

The S&P 500 Index is an unmanaged group of large-company stocks. The Index reflects reinvestments of all distributions. It is not possible to invest directly in the index.

SCUDDER VIT EQUITY 500 INDEX FUND

The Equity 500 Index Fund seeks to match, as closely as possible (before expenses are deducted), the

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performance of the S&P 500 Index, which emphasizes stocks of large U.S.
companies. The Fund attempts to invest in stocks and other securities that are representative of the S&P 500 Index as a whole.

SCUDDER EAFE INDEX FUND

The Morgan Stanley Capital International Europe, Australiasia and Far East Index (MSCI EAFE(R)) is an unmanaged, capitalization-weighted measure of stock markets in Europe, Australiasia and the Far East and has been licensed for use by the portfolio's investment adviser. Index returns assume reinvested dividends and do not reflect fees; it is not possible to invest directly in an index.

SCUDDER VIT SMALL CAP INDEX FUND

The Small Cap Index Fund seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies. The Fund attempts to invest in stocks and other securities that are representative of the Russell 2000 Index as a whole.

SCUDDER SMALL CAP INDEX FUND

The Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000 Index, which measure the performance of the 3,000 largest US companies based on total market capitalization. The Index includes the reinvestment of all distributions and is not available for direct investment.

TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. OpCap Advisors is the sub-adviser for the Balanced Fund. BAMCO, Inc a subsidiary of Baron Capital Group, Inc. is the sub-adviser for the Baron Small Cap Fund. Ft. Washington Investment Advisors, Inc. is the sub-adviser for the Core Bond, High Yield, Money Market and Value Plus. Westfield Capital Management, Inc./TCW Investment Management Company is the sub-adviser for the Emerging Growth Fund. Todd Investment Advisors is the sub-adviser for the Enhanced 30 Fund. Deutsche Investment Management (Americas) Inc. is the sub-adviser for the Growth & Income Fund. Eagle Asset Management, Inc. is the sub-adviser for the Eagle Capital Appreciation Fund. Third Avenue Management, LLC is the sub-adviser for the Third Avenue Value Fund.

TOUCHSTONE BALANCED FUND

Touchstone Balanced Fund seek to achieve both an increase in share price and current income by investing in both equity securities (generally about 60% of assets) and debt securities (generally about 40%, but at least 25%). The Fund may also invest up to one-third of its assets in securities of foreign companies, and up to 15% in securities of companies in emerging market countries. In choosing equity securities for the Fund, the portfolio manager will seeks companies that are in a strong position within their industry, are owned in part by management and are selling at a price lower than the company's intrinsic value. Debt securities are also chosen using a value style, and will be rated investment grade or at the two highest levels of non-investment grade. The portfolio manager will focus on higher yielding securities, but will also consider expected movements in interest rates and industry position.

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TOUCHSTONE BARON SMALL CAP FUND

Touchstone Baron Small Cap Fund seeks long-term capital appreciation. It invests primarily (at least 80% of assets) in common stocks of smaller companies with market values under $2.5 billion selected for their capital appreciation potential. In making investment decisions for the Fund, the portfolio manager seeks securities believed to have (1) favorable price to value characteristics based on the portfolio manager's assessment of their prospects for future growth and profitability, and (2) the potential to increase in value at least 50% over two subsequent years.

TOUCHSTONE CORE BOND FUND

Touchstone Core Bond Fund seeks to provide a high level of current income as is consistent with the preservation of capital by investing primarily in high-quality investment grade debt securities (at least 65% of assets). The Fund invests in mortgage-related securities (up to 60%), asset-backed securities, U.S. government securities and corporate debt securities. In making investment decisions for the Fund, the portfolio manager analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.

TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND

The Touchstone Eagle Capital Appreciation Fund seeks long term capital appreciation. In selecting equity securities for the Fund, the portfolio management team begins with the largest 500 stocks (by market capitalization) in the Russell 1000 Index. They immediately eliminate deeply cyclical stocks, stocks believed to be over-valued, companies with unproven business models, businesses without a sustainable competitive advantage and companies whose business models they simply do not understand. The initial screening leaves about 150 stocks which are assigned to the four co-portfolio managers based on sector.

Each portfolio manager then uses fundamental research to develop five year earnings estimates for each company based on historical data, current comparables and a thorough understanding of each company and the relevant industry drivers. The portfolio managers generally do not rely on a company's earnings projection or consensus Wall Street estimates. Instead, they do their own research.

The portfolio managers will then assign either a premium or discount multiple to each stock based on what the multiple of that stock has been versus the S&P 500 Index historically and what it is expected to be over the next five years.

The earnings estimates and premium/discount assigned by each portfolio manager are then entered into a proprietary valuation model which ranks each stock based on the five year expected rates of return. The team will generally only invest in those stocks ranked in the top third of the valuation model's rankings. Any stock held which falls into the bottom third of the rankings will normally be sold by the Fund.

TOUCHSTONE EMERGING GROWTH FUND

Touchstone Emerging Growth Fund seeks to increase the value of fund shares. The Fund invests primarily in small cap companies, but may invest in mid cap stocks. It primarily invests the common stock of small to mid-size rapidly growing U.S. companies. The Fund is sub-advised by two separate management teams - one that specializes in growth, the other in value. Emerging growth companies can include companies that have earnings that the portfolio manager believes may grow faster than the U.S. economy in general, due to new products, management changes at the company or economic shocks that may affect earnings and stock prices. Emerging growth companies can also include companies that are believed to be undervalued, including those with unrecognized asset values, undervalued growth or those undergoing turnaround.

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TOUCHSTONE ENHANCED DIVIDEND 30 FUND

Touchstone Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund will utilize a quantitative approach to enhanced index investing in all Do components while remaining maintaining a focus on dividend yield. The Fund seeks to overweight thee top three highest yielding stocks in the DJIA by approximately 8% each, while incrementally under weighting the remaining 27 stocks of the Dow that have a lower relative dividend yield.

TOUCHSTONE GROWTH & INCOME FUND

Touchstone Growth & Income Fund seeks to increase the value of fund shares over the long-term, while receiving dividend income, by investing at least 50% of total assets in dividend paying common stock, preferred stocks and convertible securities in a variety of industries. The portfolio manager may purchase securities that do not pay dividends (up to 50%) but which are expected to increase in value or produce high income payments in the future. The portfolio manager invests in stocks with lower valuations than the broad market that are believed to have long-term dividend and earning fundamentals.

TOUCHSTONE HIGH YIELD FUND

Touchstone High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration. The fund invests primarily (at least 80% of assets) in non-investment grade debt securities. Non-investment grade securities are often referred to as "junk bonds" and are considered speculative.

TOUCHSTONE MONEY MARKET FUND

Touchstone Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in high-quality money market instruments. The Fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.

TOUCHSTONE THIRD AVENUE VALUE FUND

Touchstone Third Avenue Value Fund seeks long-term capital appreciation. It is a non-diversified Fund that seeks to achieve its objective mainly by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a substantial discount to what the portfolio manager believes is their true value. The Fund also seeks to acquire senior securities, such as preferred stock and debt instruments, that are believed to be undervalued. The Fund invests in companies regardless of market capitalization. The mix of the Fund's investments at any time will depend on the industries and types of securities that the portfolio manager believes hold the most value.

TOUCHSTONE VALUE PLUS FUND

Touchstone Value Plus Fund seeks to increase value of the fund shares over the long-term by investing primarily (at least 65% of assets) in common stock of larger companies that the portfolio manager believes are undervalued. In choosing undervalued stocks, the portfolio manager looks for companies that have proven management and unique features or advantages, but are believed to be priced lower than their true value. These companies may not pay dividends. Approximately 75% of assets will generally be invested in large cap companies and approximately 25% will generally be invested in mid cap companies.

VAN KAMPEN LIT PORTFOLIOS

Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

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VAN KAMPEN LIT COMSTOCK PORTFOLIO

The Portfolio's investment objective and strategy is to seek capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

VAN KAMPEN LIT EMERGING GROWTH PORTFOLIO

The Portfolio's investment objective and strategy is to seek capital appreciation. Under normal market conditions, the Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing at least 65% of the Portfolio's total assets in common stocks of companies the investment adviser believes to be emerging growth companies.

VAN KAMPEN UIF PORTFOLIOS

Morgan Stanley Dean Witter Investment Management Inc. doing business as Van Kampen is the investment adviser for each of the UIF Portfolios.

VAN KAMPEN UIF EMERGING MARKETS DEBT PORTFOLIO

The Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Using macroeconomic and fundamental analysis, the adviser seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals. After the country allocation is determined, the sector and security selection is made within each country.

VAN KAMPEN UIF EMERGING MARKETS EQUITY PORTFOLIO

The Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. Under normal circumstances, at least 80% of the assets of the Portfolio will be invested in equity securities of issuers located in emerging market countries.

VAN KAMPEN UIF U.S. REAL ESTATE PORTFOLIO

The Portfolio seeks to achieve above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs") and real estate operating companies.

FIXED ACCOUNTS


FOR VARIOUS LEGAL REASONS, INTERESTS IN CONTRACTS ATTRIBUTABLE TO FIXED ACCOUNTS HAVEN'T BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT"), OR THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). THUS, NEITHER THESE CONTRACTS NOR OUR GENERAL ACCOUNT, WHICH GUARANTEES THE VALUES AND BENEFITS UNDER THOSE CONTRACTS, ARE GENERALLY SUBJECT TO REGULATION UNDER THE PROVISIONS OF THE 1933 ACT OR THE 1940 ACT. ACCORDINGLY, WE HAVE BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HASN'T REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT. DISCLOSURES REGARDING THE FIXED ACCOUNTS OR THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.

GUARANTEED RATE OPTIONS

We offer GROs with durations of two, three, five, seven and ten years. We can change the durations available from time to time. When you put money in a GRO, that locks in a fixed annual effective interest

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rate that we declare (GUARANTEED INTEREST RATE) for the duration you select. The duration of your GRO Account is the GUARANTEE PERIOD. Each contribution or transfer to a GRO establishes a new GRO Account for the duration you choose at the then current Guaranteed Interest Rate we declare. We won't declare an interest rate less than the Minimum Interest Rate. Each GRO Account expires at the end of the duration you have selected. See "Renewals of GRO Accounts" below. All contributions you make to a GRO are placed in a non-unitized separate account. Values and benefits under your contract attributable to GROs are guaranteed by the reserves in our GRO separate account as well as by our General Account.

The value of each of your GRO Accounts is referred to as a GRO VALUE. The GRO Value at the expiration of the GRO Account, assuming you haven't transferred or withdrawn any amounts, will be the amount you put in plus interest at the Guaranteed Interest Rate less any administrative or optional contract feature charges. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

We may declare a higher rate of interest in the first year for any Contribution allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period (ENHANCED RATE). This Enhanced Rate will be guaranteed for the Guaranteed Period's first year and declared at the time of purchase. We can declare and credit additional interest based on Contribution, Account Value, withdrawal dates, economic conditions or on any other lawful, nondiscriminatory basis (ADDITIONAL INTEREST). Any Enhanced Rate and Additional Interest credited to your GRO Account will be separate from the Guaranteed Interest Rate and not used in the Market Value Adjustment formula. THE ENHANCED RATE OR ADDITIONAL INTEREST MAY NOT BE AVAILABLE IN CERTAIN STATES.

Each group of GRO Accounts of the same duration is considered one GRO. For example, all of your three-year GRO Accounts are one GRO while all of your five-year GRO Accounts are another GRO, even though they may have different maturity dates.

You can get our current Guaranteed Interest Rates by calling our Administrative Office.

ALLOCATIONS TO GROs CAN'T BE MADE UNDER CONTRACTS ISSUED IN CERTAIN STATES.

RENEWALS OF GRO ACCOUNTS. When a GRO Account expires, we'll set up a new GRO Account for the same duration as your old one, at the then-current Guaranteed Interest Rate, unless you withdraw your GRO Value or transfer it to another Investment Option. We'll notify you in writing before your GRO Account expires. You must tell us before the expiration of your GRO Accounts if you want to make any changes.

The effective date of a renewal of a GRO Account will be the expiration date of the old GRO Account. You will receive the Guaranteed Interest Rate that is in effect on that date. If a GRO Account expires and it can't be renewed for the same duration, the new GRO Account will be set up for the next shortest available duration. For example, if your expiring GRO Account was for 10 years and when it expires, we don't offer a 10-year GRO, but we do offer a seven-year GRO, your new one will be for seven years. If you want something different, you can tell us within 30 days before the GRO Account expires. You can't choose, and we won't renew a GRO Account that expires after your Retirement Date.

MARKET VALUE ADJUSTMENTS. A MARKET VALUE ADJUSTMENT is an adjustment, either up or down, that we make to your GRO Value if you make an early withdrawal or transfer from your GRO Account. No Market Value Adjustment is made for free withdrawal amounts or for withdrawals or transfers made within 30 days of the expiration of the GRO Guarantee Period. No Market Value Adjustment shall be made when withdrawals are taken to meet minimum required distribution rules. In addition, we won't make a Market Value Adjustment for a death benefit. The market adjusted value may be higher or lower than the GRO Value, but will never be less than the MINIMUM VALUE. Minimum Value is an amount equal to your contribution to the GRO Account less previous withdrawals from the GRO Account and less any applicable contingent withdrawal and administrative charges, plus the Guaranteed Interest Rate less any

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administrative or optional contract feature charges. Withdrawal charges and the administrative expense charge can invade the Minimum Value.

The Market Value Adjustment we make to your GRO Account is based on the changes in our Guaranteed Interest Rate. Generally, if our Guaranteed Interest Rate has increased since the time of your investment, the Market Value Adjustment will reduce your GRO Value distributed. On the other hand, if our Guaranteed Interest Rate has decreased since the time of your investment, the Market Value Adjustment will increase your GRO Value distributed.

The Market Value Adjustment (MVA) for a GRO Account is determined under the following formula:

     MVA = GRO Value X [(1 + A)(TO THE POWER OF N/12) /
           (1 + B + .0025)(TO THE POWER OF N/12) - 1], where

     A is the Guaranteed Interest Rate being credited to the GRO Account subject to the Market Value Adjustment,

     B is the current Guaranteed Interest Rate, as of the effective date of the application of the Market Value Adjustment, for current allocations to a GRO Account, the length of which is equal to the number of whole months remaining in your GRO Account. Subject to certain adjustments, if that remaining period isn't equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GRO Accounts of the next highest and next lowest durations.

     N is the number of whole months remaining in your GRO Account.

For contracts issued in certain states, the formula above will be adjusted to comply with state requirements.

If the remaining term of your GRO Account is 30 days or less, the Market Value Adjustment for your GRO Account will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO Account, using a formula when necessary, in place of the current Guaranteed Interest Rate or Rates.

SYSTEMATIC TRANSFER OPTION

We offer a Systematic Transfer Option that guarantee an interest rate that we declare in advance for each calendar quarter. This interest rate applies to all contributions made to the STO Account during the calendar quarter for which the rate has been declared. You MUST transfer all STO contributions into other Investment Options within either six-months or one-year of your STO contribution, depending on which STO option you select. Transfers will be made automatically in approximately equal quarterly (one-year option only) or monthly installments of not less than $1,000 each. You can't transfer from other Investment Options into the STO. Normal contingent withdrawal charges apply to withdrawals from the STO. We guarantee that the STO's annual effective yield will never be less than Minimum Interest Rate. See "Systematic Transfer Program" in Part 9 for details on this program. This option may not be available in some states.

SECTION 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an effective annual rate of 1.35% of your Account Value in the Variable Account Options. This daily expense rate can't be increased without your consent. Of the 1.35% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.20% for assuming the expense risk (.85%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contract will exceed the annual administrative

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expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total 1.20% effective annual risk charge can't be increased.

We may realize a gain from these daily charges to the extent they aren't needed to meet the actual expenses incurred.

ANNUAL ADMINISTRATIVE CHARGE

If your Account Value is less than $50,000 on the last day of any contract year before your Retirement Date, we charge an annual administrative charge of $30. This charge is deducted pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization or contract termination during a contract year.

PORTFOLIO CHARGES

The Separate Account buys shares of the Portfolios at net asset value. That price reflects investment management fees and other direct expenses that have already been deducted from the assets of the Portfolios. The amount charged for investment management can't be increased without shareholder approval.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contribution. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for the annuity benefit. State premium taxes currently range up to 4%.

CONTINGENT WITHDRAWAL CHARGE

We don't deduct sales charges when you make a contribution to the contract. However, contributions withdrawn may be subject to a withdrawal charge of up to 8%. This amount is a percentage of your contribution and not of the Account Value. As shown below, the charge varies, depending upon the "age" of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made. The maximum of 8% would apply if the entire amount of the withdrawal consisted of contributions made during your current contribution year. We don't deduct withdrawal charges when you withdraw contributions made more than seven years before your withdrawal. To calculate the withdrawal charge, (1) the oldest contributions are treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount aren't subject to the withdrawal charge. For partial withdrawals, the total amount deducted from your account will include the withdrawal amount requested, any Market Value Adjustment that applies, and any withdrawal charges that apply, so that the net amount you receive will be the amount you requested.

You may take up to 10% of your account value (less any earlier withdrawal in the same year) each year without any contingent withdrawal charge or Market Value Adjustment. This is referred to as your "free withdrawal." If you don't take any free withdrawals in one year, you can't add it to the next year's free withdrawal. If you aren't 59 1/2, federal tax penalties may apply. Should you completely surrender the contract, the amount of surrender charges is based on contributions and is not reduced by any free withdrawals.

          CONTRIBUTION YEAR IN WHICH                      CHARGE AS A % OF THE
          WITHDRAWN CONTRIBUTION WAS MADE                CONTRIBUTION WITHDRAWN
          -------------------------------                ----------------------
               Current                                             8%
               First Prior                                         7
               Second Prior                                        6
               Third Prior                                         5
               Fourth Prior                                        4
               Fifth Prior                                         3
               Sixth Prior                                         2
               Seventh Prior and Earlier                           0

We won't deduct a contingent withdrawal charge if you use the withdrawal to buy from us either an immediate annuity benefit with life contingencies, or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies. See "Death Benefits and Similar Benefit Distributions" in Part I, Section 5.

REDUCTION OR ELIMINATION OF THE CONTINGENT WITHDRAWAL CHARGE

We can reduce or eliminate the contingent withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us. Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans we or our affiliate sponsored. We won't unlawfully discriminate against any person or group if we reduce or eliminate the contingent withdrawal charge.

TRANSFER CHARGE

If you make more than twelve transfers among your Investment Options during one contract year, we may charge your account up to $20 for each additional transfer during that year. Transfer charges don't apply to transfers under (i) Dollar Cost Averaging, (ii) Customized Asset Rebalancing, or (iii) systematic transfers from the STO, nor do these transfers count toward the twelve free transfers you can make during a year.

HARDSHIP WAIVER

We can waive contingent withdrawal charges on full or partial withdrawal requests of $1,000 or more under a hardship circumstance. We can also waive the Market Value Adjustment on any amounts withdrawn from the GRO Accounts. Hardship circumstances include the owner's (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment. We can require reasonable notice and documentation including, but not limited to, a physician's certification and Determination Letter from a State Department of Labor. Some of the hardship circumstances listed above may not apply in some states, and, in other states, may not be available at all. The waivers of withdrawal charges and Market Value Adjustment apply to the owner, not to the Annuitant. If there are joint owners, the waivers apply to the primary owner. If no primary owner can be determined, the waivers will apply to the youngest owner.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Annuitant's Retirement Date. Your first contribution, however, can't be less than $1,000 ($3,000 for residents of South Carolina and Pennsylvania). We'll accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are over age 76. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Contributions are applied to the various Investment Options you select and are used to pay annuity and death benefits. Each contribution is credited as of the date we have received (as defined below) at our Administrative Office both the contribution and instructions for allocation among the Investment Options. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options at any time by writing to the Administrative Office. The request should indicate your contract number and the specific change, and you should sign the request. When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions. See "Transfers" in Section 5.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Part I, Section 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate Accounts are reflected daily. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions allocated to the Variable Account Options isn't guaranteed. The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable Market Value Adjustments. See "Guaranteed Rate Options" in Part I, Section 3.

UNITS IN OUR SEPARATE ACCOUNTS

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units of Separate Account II fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolios' expenses.

Your Unit Values also change because of deductions and charges we make to our Separate Accounts. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you allocate new contributions or transfer prior contributions to that Option. Units are redeemed when you make withdrawals or transfer amounts from a Variable Account Option. We also redeem Units to pay the death benefit when the Annuitant dies and to pay the annual administrative charge.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option in Separate Account II for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the NET INVESTMENT FACTOR for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option in Separate Account II as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an effective annual rate of 1.35%. This charge is for the mortality risk, administrative expenses and expense risk we assumed under the contract.

Generally, this means that we adjust Unit Values to reflect what happens to the Portfolios and for the mortality and expense risk charge and any charge for administrative expenses or taxes.

TRANSFERS

You may transfer your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions. You can't make a transfer into the STO. Transfers to a GRO must be to a newly elected GRO (that is, to a GRO that you haven't already purchased) at the then-current Guaranteed Interest Rate, unless we agree otherwise. Unless you make a transfer from a GRO within 30 days before the expiration date of a GRO Account, the transfer is subject to a Market Value Adjustment. See "Guaranteed Rate Options" in Part I, Section 3. Transfers from GROs will be made according to the order in which money was originally allocated to the GRO.

The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option. You have twelve free transfers during a contract year. After those twelve transfers, a charge of up to $20 may apply to each additional transfer during that contract year. No charge will be made for transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs, described in Section 8.

You may request a transfer by sending a written request directly to the Administrative Office. Each request for a transfer must specify the contract number, the amounts to be transferred and the

Investment Options to and from which the amounts are to be transferred. Transfers may also be arranged through our telephone transfer service if you've established a Personal Identification Number (PIN CODE). We'll honor telephone transfer instructions from any person who provides correct identifying information and we aren't responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

A transfer request is effective as of the Business Day our Administrative Office receives it. A transfer request doesn't change the allocation of current or future contributions among the Investment Options. Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we're open for business. You'll receive the Variable Account Options' Unit Values as of the close of business on the day you call. Accordingly, transfer requests for Variable Account Options received after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) will be processed using Unit Values as of the close of business on the next Business Day after the day you call. All transfers will be confirmed in writing.

Transfer requests submitted by agents or market timing services that represent multiple policies will be processed not later than the next Business Day after the requests are received by our Administrative Office.

EXCESSIVE TRADING

We reserve the right to limit the number of transfers in any contract year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading by the owner or owners or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the underlying mutual funds; or (b) we are informed by one or more of the underlying mutual funds that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected underlying mutual funds.

We reserve the rights to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. ACCORDINGLY, YOU WILL NEED TO SUBMIT A NEW TRANSFER REQUEST IN ORDER TO MAKE A TRANSFER THAT WAS NOT MADE BECAUSE OF THESE LIMITATIONS.


SPECIFIC NOTICE REGARDING THE USE OF THIS ANNUITY FOR MARKET TIMING

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse impact on management of a fund, increase fund expenses and affect fund performance.

We have the following policies for transfers between Investment Options, which are designed to protect contract owners from frequent trading activity:

1. PROHIBITED TRANSFERS. Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

     - a transfer request or asset rebalancing into an International or High Yield sub-account (as defined by us) if, within the preceding five business days, there was a transfer or asset rebalancing out of the same sub-account;

     - a transfer request or asset rebalancing out of an International or High Yield sub-account if, within the preceding five business days, there was a purchase, transfer or asset rebalancing into the same sub-account.

2. ALLOWABLE TRANSFERS ACCOMPANYING A PROHIBITED TRANSFER. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3. NOTIFICATION. If we do not honor a transfer request as a result of the foregoing policy, we will notify you in writing.

4. REVOCATION OF SAME-DAY TRANSFER PRIVILEGES. Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

     - If your same-day transfer privileges are revoked, you will be required to submit all future sub-account transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same-day mail or courier service will not be accepted.

     - In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. Mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5. 20 INVESTMENT OPTION TRANSFERS PERMITTED. You may submit 20 Investment Option transfers each contract year for each contract by U.S. Mail, Internet, Annuitrac, or facsimile.

     - Once these 20 Investment Option transfers have been executed in any contract year, we will require you to submit any additional Investment Option transfers only in writing by U.S. Mail or overnight delivery service. Transfer requests made by telephone or the Internet or sent by fax, same day mail or courier service will not be accepted, and Annuitrac trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S Mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

     - Upon reaching your next contract anniversary, you will again be provided with 20 Investment Option transfers. Investment Option transfers are non-cumulative and may not be carried over from year to year.

     - Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined, in our sole discretion, that a contractowner is attempting to engage in stale price arbitrage, we reserve the right to revoke their same-day transfer privileges. We do not grant waivers of these policies to particular investors or classes of investors.

We may not be able to detect all market timers, and we may not be able to prevent transfers by those we do detect. As detecting market timing and preventing its recurrence is inherently a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all market timing in our contracts, prevent all frequent transfers and prevent all harm caused by frequent transfers.

We will continue to monitor transfer activity, and we may modify these restrictions at any time in our sole discretion.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be at least $300. The money will be taken from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the money withdrawn will come from each of your Investment Options. You can tell us if you want your withdrawal handled differently. During the first seven years after each contribution, there is a contingent withdrawal charge for any withdrawals other than free withdrawals (discussed below). The charge starts at 8% and decreases depending on the age of your account and is a percentage of contributions, not Account Value. This charge is in addition to any Market Value Adjustments made to early withdrawals from GRO Accounts. Under some circumstances, the contingent withdrawal charge and Market Value Adjustment may be waived.

When you make a partial withdrawal, the total amount deducted from your Account Value will include the withdrawal amount requested plus any contingent withdrawal charges and any Market Value Adjustments. The total amount that you receive will be the total that you requested. Most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See "Tax Aspects of the Contract" in Part I, Section 7. Residents of Pennsylvania and South Carolina are required to keep at least $3,000 in their Accounts.

ASSIGNMENTS

If your contract isn't part of a tax-favored program, you may assign the contract before the Annuitant's Retirement Date. You can't, however, make a partial assignment. An assignment of the contract may have adverse tax consequences. See Part I, Section 7, "Tax Aspects of the Contract." We won't be bound by an assignment unless it is in writing and is received at our Administrative Office in a form acceptable to us.

DEATH BENEFITS AND SIMILAR BENEFIT DISTRIBUTIONS

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the contract's 10th anniversary date, if later), the death benefit is the Account Value at the end of the Business Day when we receive proof of death. Similarly, if the contract was issued on or after the Annuitant's 86th birthday, the death benefit is the Account Value at the end of the Business Day when we receive proof of death.

For contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the contract's 10th anniversary date, if later) and before annuity payments have started, the death benefit is the highest of:

     (a)  your highest Account Value on any contract anniversary (before age
          81), plus subsequent contributions and minus subsequent withdrawals (after being adjusted for associated charges and adjustments);
     (b) total contributions, minus subsequent withdrawals (after being adjusted for associated charges and adjustments); or
     (c)  your current Account Value.

The reductions in death benefit described in (a) and (b) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable Market Value Adjustments and/or charges.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

ANNUITY BENEFITS

All annuity benefits under your contract are calculated as of the Retirement Date. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. Contract terms applicable to various retirement programs, along with federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit is the Adjusted Account Value less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100 monthly.

If you haven't already elected a lump sum payment or an annuity benefit, we'll send you a notice within six months before your Retirement Date outlining your options. If you fail to notify us of your benefit payment election before your Retirement Date.

We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period selected. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant, or for the lives of the Annuitant and the joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the annuitant and joint annuitant both die under a joint and survivor annuity.

FIXED ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our current annuity rates would provide a larger payment, those current rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. Our action can be delayed, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to delay action to protect persons with interests in the Separate Accounts. We can delay payment of your Fixed Accounts for up to six months, and interest will be paid on any payment delayed for 30 days or more.


DEATH CLAIMS

A death claim will be effective on the date we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the death benefit may be subject to market fluctuations.


HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your request or instruction unless it's proper and complete. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

SECTION 6 - VOTING RIGHTS

PORTFOLIO VOTING RIGHTS

We are the legal owner of the shares of the Portfolios held by Separate Account II and, therefore, have the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to solicit your instructions or to send your instructions to us. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in Separate

Account II, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of a Portfolio on our behalf or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio on the record date set by a Portfolio's Board for its shareholders' meeting. For this purpose, the record date can't be more than 60 days before the meeting of a Portfolio. We count fractional shares. After annuity payments have commenced, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option.

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. To the extent shares of a Portfolio are sold to separate accounts of other insurance companies, the shares voted by those companies according to instructions received from their contract holders will dilute the effect of voting instructions received by us from its owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Part I, Section 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

SECTION 7 -TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

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YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, further payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);

(5)  from certain qualified plans (note, however, other penalties may apply);
(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses; or
(11) to cover certain deductible medical expenses.

Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5.
The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The policy must be structured properly with the spouse listed as the sole owner's beneficiary. If the surviving spouse is also the sole Annuitant's beneficiary, we will increase the continued policy's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a death benefit of $115,000, the surviving spouse's policy will continue with a $115,000 Account Value. If the surviving spouse is continuing an annuity policy purchased from us, any remaining surrender charges will be waived on the new annuity contract. The surviving spouse continues the policy with its tax deferred earnings and may make any changes to the policy allowed under the contract. Please be aware that not all contract features that were available on the initial policy purchased from us will be available on the continued contract. There may also be a higher charge for the same contract feature if the surviving spouse's attained age is different than that of the initial purchasing spouse. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second death benefit may be paid. At this time, the annuity contract may be extended, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these policies. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

Annuity policies that are being continued with us, but were not purchased from us initially, will be treated as new policies. This means that all surrender charges will be applicable. Any withdrawals in excess of the free withdrawal amount or Minimum Required Distributions will be subject to surrender charges, Market Value Adjustment and any other applicable charges.

DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also been allowing partial 1035 exchanges since 1999. In 2003 the IRS provided guidance stating that when an annuity contract is partially exchanged, the basis is allocated pro-rata between the old contract and the new contract. Further, the IRS is considering issuing regulations which state that if an annuity owner withdraws from the contract within 24 months of the exchange, it will presume that the partial exchange was to avoid tax. In that case the owner will have to aggregate both contracts for tax purposes. That is, the owner would have to withdraw a taxable amount equal to the earnings on both contracts before removing tax-free basis from either. Under the IRS proposal, the owner could rebut the presumption that he was avoiding tax by showing circumstances such as turning age 59 1/2, death, disability, unemployment, divorce or similar events. Until the IRS issues such regulations, it will use general principles of tax law to determine if the partial 1035 exchange was effected to avoid income tax, and thus require contract aggregation.

TAX-FAVORED RETIREMENT PROGRAMS


An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

INHERITED IRAs

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN

(SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

SECTION 8 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS

We offer a program that allows you to pre-authorize periodic withdrawals from your contract before your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn or elect that your free withdrawal amount be used. The minimum systematic withdrawal currently is $100. Residents of Pennsylvania and South Carolina must keep a $3,000 minimum account balance after any withdrawal. You may also specify an account for direct deposit of your systematic withdrawals. To enroll under our systematic withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin one Business Day after we receive the form. You may terminate your participation in the program upon one day's prior written notice, and we may end or change the systematic withdrawal program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended.

If you elect the annual free withdrawal amount be withdrawn under the systematic withdrawal program we won't deduct a contingent withdrawal charge or make a Market Value Adjustment. See "Contingent Withdrawal Charge" in Part I, Section
4. AMOUNTS WITHDRAWN UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM GREATER THAN THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION. See Part I,
Section 7, "Tax Aspects of the Contract."

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Section 7. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or
-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Plus Withdrawal Program, plus any interest.

You can choose the Income Plus Withdrawal Program at any time if you're younger than 59 1/2. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. Your withdrawals will begin at least one Business Day after we receive your form. You may end your participation in the program upon seven Business Days prior written notice, and we may end or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, or Systematic Transfer Option.

If you haven't used up your free withdrawals in any given contract year, amounts you withdraw under the Income Plus Withdrawal Program may be within the free withdrawal amount. If they are, no contingent withdrawal charge or Market Value Adjustment will be made. See "Contingent Withdrawal Charge" in Part 4. AMOUNTS WITHDRAWN UNDER THE INCOME PLUS WITHDRAWAL PROGRAM IN EXCESS OF THE FREE WITHDRAWAL AMOUNT WILL BE SUBJECT TO A CONTINGENT WITHDRAWAL CHARGE AND A MARKET VALUE ADJUSTMENT IF APPLICABLE.

DOLLAR COST AVERAGING

We offer a dollar cost averaging program under which we transfer contributions allocated to the Janus Money Market Option to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want to be transferred into each Variable Account Option. The current minimum transfer to each Option is $250. We won't charge a transfer charge under our dollar cost averaging program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our dollar cost averaging program, send the appropriate form to our Administrative Office. You may end your participation in the program upon one day's prior written notice, and we may end or change the dollar cost averaging program at any time. If you don't have enough money in the Money Market Option to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

SYSTEMATIC TRANSFER PROGRAM

We also offer a systematic transfer program under which we transfer contributions allocated to the STO to one or more other Investment Options on a monthly or quarterly basis, as you determine. See Part I, Section 3, "Systematic Transfer Option." We'll transfer your STO contributions in approximately equal installments of at least $1,000 over a one-year period. If you don't have enough money in the STO to transfer to each Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any money still in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Options you chose for this program. There is no charge for transfers under this program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll under our systematic transfer program, send the appropriate form to our Administrative Office. We can end the systematic transfer program in whole or in part, or restrict contributions to the program. This program may not be available in some states.

CUSTOMIZED ASSET REBALANCING

We offer a customized asset rebalancing program that allows you to determine how often the rebalancing occurs. You can choose to rebalance monthly, quarterly, semi-annually or annually. The value in the Variable Account Options will be automatically rebalanced by transfers among the Variable Account Options, and you will receive a confirmation notice after each rebalancing. Transfers will occur only to and from those Variable Account Options where you are making contributions. We won't charge a transfer charge to transfers under our customized asset rebalancing program, and these transfers won't count towards the twelve free transfers you may make in a contract year.

To enroll in our customized asset rebalancing program, send the appropriate form to our Administrative Office. You should be aware that other allocation programs, such as dollar cost averaging, and transfers and withdrawals that you make, may not work with the customized asset rebalancing program. You should, therefore, monitor your use of other programs, transfers, and withdrawals while the customized asset rebalancing program is in effect. You may end your participation in the program upon one day's prior written notice, and we may end or change the customized asset rebalancing program at any time.

SYSTEMATIC CONTRIBUTIONS

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days' prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

SECTION 9 - PRIOR CONTRACTS

FOR CONTRACTS ISSUED PRIOR TO MAY 1, 2003

For contracts issued prior to May 1, 2003 the Touchstone International Equity Fund is available as an investment options. However, effective May 1, 2003 it is closed to new contributions.

NEW INVESTMENT OPTIONS FOR CONTRACTS ISSUED BEFORE DECEMBER 31, 2002

All of the Franklin Templeton Portfolios, the Putnam VT George Putnam Fund, New Opportunities Fund and Voyager Fund as well as the Van Kampen LIT Comstock and Emerging Growth and the Van Kampen UIF Emerging Markets Equity are being made available as investment options in annuity policies issued before December 31, 2002. Please consult the fees, expenses and objectives located in Parts 1 and 3 of this prospectus.

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DEATH BENEFIT INFORMATION FOR CONTRACTS ISSUED BEFORE JANUARY 1, 1997

This section shows the Death Benefit information for contracts issued before January 1, 1997. It may be different from other provisions in this prospectus. For contracts issued before 1997, the following provisions apply:

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

     -    your Adjusted Account Value
     - the Account Value at the beginning of the seventh contract year, plus subsequent contributions and minus subsequent withdrawals
     -    your total contributions less the sum of withdrawals
     - for Annuitants younger than 70 years old on the birthday nearest the date on which their contract was issued, an enhanced minimum death benefit, explained below.

For contracts issued during 1995, the amount of the death benefit is the greatest of:

     -    your Adjusted Account Value
     - the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
     -    your total contributions less the sum of withdrawals

For contracts issued during 1996, the amount of the death benefit is the greatest of:
     -    your Account Value
     - the highest Account Value at the beginning of any contract year, plus subsequent contributions and minus subsequent withdrawals
     -    your total contributions less the sum of withdrawals

The enhanced minimum death benefit is the same as the guaranteed death benefit, except that the guaranteed death benefit may not exceed the maximum guaranteed death benefit. The guaranteed death benefit on your Participation Date is your initial contribution. After that, every month we recalculate that portion of your guaranteed death benefit allocated to the Separate Account by adding interest at an annual rate of 7% until the contract anniversary nearest your 70th birthday, subject to the maximum. We subtract from that the sum of any withdrawals or transfers from the Separate Account during the month and a pro rata amount of the interest accumulated that applies to the withdrawn or transferred amount. Therefore, your guaranteed death benefit at any time, subject to the maximum, is the sum of (1) your Guarantee Period Values, and (2) your Separate Account contributions, including the amount of interest calculated on your Separate Account values for purposes of determining the guaranteed death benefit, less any withdrawals or transfers and less the interest calculated on a pro rata basis on those withdrawals or transfers. Your maximum guaranteed death benefit is determined by totaling your contributions during your first five participation years, subtracting all withdrawals, taking into consideration any market value adjustments made under the contract, multiplying the result by two, and then adding that to your total contributions made after the first five participation years.

REDUCTION IN CHARGES

If your contract was issued on or after January 1, 1995, but before February 1, 1997, the effective annual rate of mortality, expense and administrative charges will reduce to 1.10% after your contract has been in effect for six years.

CONTINGENT WITHDRAWAL CHARGE

For contracts issued before February 15, 1997 (2/27/97 in Washington, 5/30/97 in Pennsylvania, 7/7/97 in Maryland, 10/16/97 in Oregon) the following rules apply even if they are different from other provisions in this prospectus:

There is a withdrawal charge of up to 7% on all contributions withdrawn. As shown below, this charge varies, depending upon the "age" of the contributions included in the withdrawal, that is, how long ago you made your contributions. The maximum percentage of 7% would apply if the entire amount of the withdrawal consisted of contributions made during your current contract year. No withdrawal charge applies when you withdraw contributions made earlier than your fifth prior contribution year. For purposes of calculating the withdrawal charge, (1) the oldest contributions will be treated as the first withdrawn and more recent contributions next, and (2) partial withdrawals up to the free withdrawal amount won't be considered a withdrawal of any contributions. For partial withdrawals, the total amount deducted from your Account Value will include the withdrawal amount requested, any applicable Market Value Adjustment and any applicable withdrawal charge, so that the net amount you receive will be the amount requested.

No charge will be applied to your partial withdrawals that don't exceed the free withdrawal amount in any contract year. On any Business Day, the free withdrawal amount is the greater of (i) 10% of your Account Value and (ii) any investment gain during the prior contract year, less withdrawals during the current contract year. Investment gain is calculated as the increase in the Account Value during the prior contract year, minus contributions during that year, plus withdrawals made during that year. We'll deduct contingent withdrawal charges for any partial withdrawal amount that is over the free withdrawal amount. The contingent withdrawal charge is a sales charge to help pay our costs of selling and promoting the contract. We don't expect revenues from contingent withdrawal charges to cover all of those costs. Any shortfall will be made up from our General Account assets, which may include profits from other charges under the contract.

          CONTRIBUTION YEAR IN WHICH                     CHARGE AS A % OF THE
          WITHDRAWN CONTRIBUTION WAS MADE                CONTRIBUTION WITHDRAWN
          -------------------------------                ----------------------
               Current                                            7%
               First Prior                                        6
               Second Prior                                       5
               Third Prior                                        4
               Fourth Prior                                       3
               Fifth Prior                                        2
               Sixth Prior and Earlier                            0

We won't deduct a contingent withdrawal charge if the Annuitant uses the withdrawal to buy from us either an immediate annuity benefit with life contingencies or an immediate annuity without life contingencies with a restricted prepayment option that provides for level payments over five or more years. Similarly, we won't deduct a charge if the Annuitant dies and the withdrawal is made by the Annuitant's beneficiary. See "Death Benefits and Similar Benefit Distributions" in Part 5. The minimum withdrawal permitted is $300.

RETIREMENT DATE

For contracts issued before January 1, 1997, the Retirement Date will be the date you specify, but no later than your 85th birthday or the 10th Contract Anniversary, whichever is later.

CONTRACTS ISSUED TO OREGON RESIDENTS

If you are a resident of Oregon and your Contract was issued before 10/16/97 (Contract Form No. 11960CNQ-I-OR), additional contributions into Investment Options are accepted, including the 10-Year GRO Account, and the prospectus provisions relating to these items apply.

HARDSHIP WAIVERS

Hardship Waivers aren't available.

APPENDIX A

     ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Contribution:    $50,000.00

               GRO Account duration: 7 Years

               Guaranteed Interest Rate:    5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment and the contingent withdrawal charge may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs at the end of the three year period after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers. Contingent withdrawal charges don't apply to transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed for these examples that you haven't made any prior partial withdrawals or transfers.

The Market Value Adjustment will be based on the rate we are crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next lower number of complete months. If we don't declare a rate for the exact time remaining, we'll use a formula to find a rate using GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account. These examples also show the withdrawal charge, which would be calculated separately.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and that at that time, we're crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

     -0.0551589 = [(1 + .05)(TO THE POWER OF 48/12) /
     (1 + .0625 + .0025)(TO THE POWER OF 48/12] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

     -$3,192.67 = -0.0551589 X $57,881.25

The Market Adjusted Value would be:

     $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

     $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

     $51,688.58 = $57,881.25 - $3,192.67 - $3,000.00

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

     $5,788.13 = $57,881.25 X .10

     Free Amount = $5,788.13

The non-free amount would be:

     $14,211.87 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, would be

     - $783.91 = -0.0551589 X $14,211.87

The withdrawal charge would be:

     $957.18 = [($14,211.87 + $783.91)/(1 - .06)] - ($14,211.87 + 783.91)

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

     $21,741.09 = $20,000.00 + $783.91 + $957.18

The ending Account Value would be:

     $36,140.16 = $57,881.25 - $21,741.09

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we're crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

     .0290890 = [(1 + .05)(TO THE POWER OF 48/12) /
     (1 + .04 + .0025)(TO THE POWER OF 48/12)] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

     $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

     $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 6% would be assessed against the $50,000 original contribution:

     $3,000.00 = $50,000.00 X .06

Thus, the amount payable on a full withdrawal would be:

     $56,564.96 = $57,881.25 + $1,683.71 - $3,000.00

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

          Free Amount =  $ 5,788.13

          Non-Free Amount =  $14,211.87

     The Market Value Adjustment would be:

          $413.41 = .0290890 X $14,211.87

     The withdrawal charge would be:
          $880.75 = [($14,211.87 - $413.41)/(1 - .06)] - ($14,211.87 - $413.41)

     Thus, the total amount needed to provide $20,000 after the Market Value Adjustment and withdrawal charge would be:

               $20,467.34 = $20,000.00 - $413.41 + $880.75

     The ending Account Value would be:

               $37,413.91 = $57,881.25 - $20,467.34

     Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below your premium plus 3% interest, before any applicable charges. Account values less than $50,000 will be subject to a $30 annual charge.

The above examples will be adjusted to comply with applicable state regulation requirements for contracts issued in certain states.

APPENDIX B - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

     Part 1 -  Integrity and Custodian
     Part 2 -  Distribution of the Contract
     Part 3 -  Performance Information
     Part 4 -  Determination of Accumulation Unit Values
     Part 5 -  Tax Favored Retirement Programs
     Part 6 -  Financial Statements

     If you would like to receive a copy of the Statement of Additional Information, please write:

     Administrative Office
     Integrity Life Insurance Company
     P.O. Box 740075
     Louisville, KY  40201-7475
     ATTN: Request for SAI of Pinnacle

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004

                                       FOR

                                    PINNACLE

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                     FUNDED THROUGH ITS SEPARATE ACCOUNT II

                                TABLE OF CONTENTS

                                                                            PAGE
Part 1 - Integrity and Custodian                                              2
Part 2 - Distribution of the Contracts                                        2
Part 3 - Performance Information                                              2
Part 4 - Determination of Accumulation Unit Values                            6
Part 5 - Tax-Favored Retirement Programs                                      6
Part 6 - Financial Statements                                                 8

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2004. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company (INTEGRITY), P.O. Box 740075, Louisville, Kentucky 40201-7475, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202. Integrity, the depositor of Separate Account II is a wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

Integrity is the custodian for the shares of Portfolios owned by Separate Account II. The shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF INTEGRITY

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Accounts aren't separate entities from us and their operations form a part of us, they aren't taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Accounts are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Accounts' investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc., an indirect wholly owned subsidiary of W&S, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. Touchstone Securities' address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contributions, plus .50% trail commission paid on Account Value after the eighth Contract Year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $19,514,638 in 2003 $22,871,629 in 2002 and $17,435,358 in 2001. The amount of distribution allowances paid to Touchstone Securities between March 3, 2000 and December 21, 2000 was $3,407,594. The amount of distribution allowances paid to ARM Securities Corporation, the principal underwriter for the contracts prior to March 3, 2000, was $399,896 for the year ended December 31, 2000, $11,028,481 for the year ended December 31, 1999, and $12,537,715 for the year ended December 31, 1998. Distribution allowances weren't retained by either ARM Securities Corporation or Touchstone Securities, as applicable, during these years. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Janus Aspen Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there is no guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don't take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge isn't reflected because the contracts are designed for long term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.

An AVERAGE ANNUAL TOTAL RETURN shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)(TO THE POWER OF n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD may be calculated for the Janus Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = {(Base Period Return) + 1)(TO THE POWER OF 365/7} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock

Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (LIPPER) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGE'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. Following are representative indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues aren't included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/CORPORATE INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and
9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Historical data supplied by the research departments of various broker dealers, analysts or pricing services, including but not limited to First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch and Bloomberg L.P.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by Integrity or any of the sub-advisers derived from such indices or averages.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options other than the Janus Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Janus Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX-FAVORED RETIREMENT PROGRAMS

The contracts described in this Prospectus may be used in connection with certain tax-favored retirement programs, for groups and for individuals. Following are brief descriptions of various types of qualified plans in connection with which Integrity may issue a contract. Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who hasn't reached age 70 1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are limited on the amount that may be contributed, the persons who may be eligible, and the time when distributions may begin. An individual may also roll over amounts distributed from another Traditional IRA or another tax-favored retirement program, including a governmental 457 plan, to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are limited on the amount that may be contributed, the persons who are eligible to contribute, and the time when tax-favored distributions may begin. An individual may also roll over amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract that apply to Roth IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we don't issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by employees of public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract isn't intended to accept other than employee contributions. Such contributions aren't counted as part of the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). The Code also sets forth additional restrictions governing such items as transferability, distributions and withdrawals. An employee under this type of plan should consult a tax adviser as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to also establish tax-favored retirement plans for themselves and their employees. Tax-favored retirement plans may permit the purchase of the contract to provide benefits under the plans. Employers intending to use the contract in connection with tax-favored plans should seek competent advice. Integrity doesn't administer these types of plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g) provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Loans to employees may be permitted under such plans; however, a Section 457 plan isn't required to allow loans. Contributions to a contract in connection with an eligible government plan are limited. Those who intend to use the contracts in connection with such plans should seek competent advice. Integrity doesn't administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Certain TSA funds can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70 1/2.

Distributions from a tax-favored plan (not including a Traditional IRA or a Roth
IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.

We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 250 East Fifth Street, Cincinnati Ohio 45202, is our independent auditor and serves as independent auditor of the Separate Accounts. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of Separate Account II as of December 31, 2003, and for the periods indicated in the financial statements, and the statutory-basis financial statements of Integrity as of and for the years ended December 31, 2003 and 2002 included herein have been audited by Ernst & Young LLP as set forth in their reports.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Accounts and should be considered only as they relate to the ability of Integrity to meet its obligations under the contracts. They shouldn't be considered as relating to the investment performance of the assets held in the Separate Accounts.

PROSPECTUS

                                 SELECT TEN PLUS
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                   issued by INTEGRITY LIFE INSURANCE COMPANY

This prospectus describes flexible premium variable annuity contracts offered to individuals and to groups by Integrity Life Insurance Company, a subsidiary of The Western and Southern Life Insurance Company (W&S). The contracts (collectively, a CONTRACT) provide several types of benefits, some of which have tax-favored status under the Internal Revenue Code of 1986, as amended. Separate Account I funds the variable annuity contract. You may allocate contributions to various available investment portfolios of the Separate Account, called Variable Account Options, or to our Fixed Accounts, or both. The Variable Account Options and Fixed Accounts are together referred to as INVESTMENT OPTIONS.

Your contributions to the Variable Account Options of Separate Account II are invested in shares of the Portfolios of the following mutual funds:


TOUCHSTONE VARIABLE SERIES TRUST

Touchstone Enhanced Dividend 30 Fund

This prospectus contains information about the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

For further information and assistance, contact our Administrative Office at Integrity Life Insurance Company, P.O. Box 740075, Louisville, Kentucky 40201-7475. Our express mail address is Integrity Life Insurance Company, 515 West Market Street, Suite 800, Louisville, Kentucky 40202-3319. You may also call us at 1-800-325-8583.


A registration statement relating to the contract, which includes a Statement of Additional Information (SAI) dated May 1, 2004 has been filed with the Securities and Exchange Commission. The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by writing to or calling our Administrative Office. The table of contents for the SAI is found in Appendix B.


THE CONTRACT IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, ANY BANK, NOR IS IT INSURED BY THE FDIC. IT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE CONTRACT OR PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

YOU CAN REVIEW AND COPY INFORMATION ABOUT THE CONTRACT AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. FOR HOURS OF OPERATION OF THE PUBLIC REFERENCE ROOM, PLEASE CALL 1-800-SEC-0330. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE CONTRACT ON THE SEC'S INTERNET SITE AT http://www.sec.gov. COPIES OF THAT INFORMATION ARE ALSO AVAILABLE, AFTER PAYING A DUPLICATING FEE, BY ELECTRONIC REQUEST TO publicinfo@sec.gov, OR BY WRITING THE SEC'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20459-0102.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


The date of this prospectus is May 1, 2004.

                                TABLE OF CONTENTS


GLOSSARY                                                                    PAGE
SECTION 1 - SUMMARY

Your Variable Annuity Contract                                                5
Your Benefits                                                                 5
How Your Contract is Taxed                                                    5
Your Contributions                                                            5
Account Value and Cash Value                                                  5
Charges and Fees                                                              5
Withdrawals                                                                   5
Your Initial Right to Revoke                                                  6
Risk/Return Summary: Investments and Risks                                    6
Table of Annual Fees and Expenses                                             7
Example                                                                       8

SECTION 2 - INTEGRITY AND THE SEPARATE ACCOUNT

Integrity Life Insurance Company                                              8
The Separate Account and the Variable Account Options                         8
Assets of Separate Account                                                    8
Distribution of Contract                                                      9
Changes In How We Operate                                                     9

SECTION 3 - YOUR INVESTMENT OPTIONS

The Portfolios                                                                9

SECTION 4 - DEDUCTIONS AND CHARGES

Separate Account Charges                                                     10
Annual Administrative Charge                                                 10
Reduction or Elimination of Separate Account or Administrative Charges       10
State Premium Tax Deduction                                                  10
Tax Reserve                                                                  10

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

Contributions Under Your Contract                                            11
Your Account Value                                                           11
Units in the Separate Account                                                11
How We Determine Unit Value                                                  11
Death Benefits and Similar Benefit Distributions                             12
Death Claims                                                                 12
How You Make Requests and Give Instructions                                  12
Annuity Benefits                                                             13
Annuities                                                                    13
Fixed Annuity Payments                                                       13
Timing of Payment                                                            14

SECTION 6 - VOTING RIGHTS

How We Determine Your Voting Units                                           14
How the Portfolio Shares Are Voted                                           14
Separate Account Voting Rights                                               15

SECTION 7 - TAX ASPECTS OF THE CONTRACT

Introduction                                                                 15
Your Contract is an Annuity                                                  15
Taxation of Annuities Generally                                              15
Distribution-at-Death Rules                                                  17
Spousal Continuation                                                         17
Diversification Standards                                                    17
Partial 1035 Exchanges                                                       17
Tax-Favored Retirement Programs                                              18
Federal and State Income Tax Withholding                                     18
Impact of Taxes on Integrity                                                 19
Transfers Among Investment Options                                           19

SECTION 8 - ADDITIONAL INFORMATION

Systematic Withdrawals                                                       19
Income Plus Withdrawal Program                                               19
Legal Proceedings                                                            20

APPENDIX A - CONDENSED FINANCIAL INFORMATION                                 21
APPENDIX B - TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION        22

                                    GLOSSARY

ACCOUNT VALUE - the value of your contract, which consists of the values of your Fixed Accounts and Variable Account Options added together.

ANNUITANT - the person upon whose life an annuity benefit and death benefit are based.

BUSINESS DAY - any day that the New York Stock Exchange is open.

CASH VALUE - your Adjusted Account Value, reduced by any withdrawal charges and/or any pro rata annual administrative charges that may apply.

FIXED ACCOUNTS - Guaranteed Rate Options and the Systematic Transfer Option.

GAIN - Account Value less Net Premiums.

NET PREMIUMS - Total Customer Contributions less an adjustment for any withdrawals or loans.

RETIREMENT DATE - the date you elect annuity payments to begin. The required Retirement Date is specified in the contract.

UNIT - a measure of your ownership interest in a Variable Account Option.

UNIT VALUE - the value of each unit calculated on any Business Day.

VARIABLE ACCOUNT OPTIONS - the various investment options available to you under the contract, other than the Fixed Accounts.

SECTION 1 - SUMMARY

YOUR VARIABLE ANNUITY CONTRACT

When this prospectus uses the terms "we," "our" and "us," it means Integrity Life Insurance Company (INTEGRITY). When it uses the terms "you" and "your" it means the annuitant, who is the person upon whose life the annuity benefit and the death benefit are based. That person is usually the owner of the contract. If the Annuitant doesn't own the contract, the owner has all the rights under the contract until annuity payments begin. If there are joint owners, they share the contract rights and any changes or transactions must be signed by both of them. The death of the first joint owner will determine the timing of distribution.

YOUR BENEFITS

Your contract has an Account Value, an annuity benefit, and a death benefit. These benefits are described in more detail below.

Your benefits under the annuity contract may be controlled by the usual tax rules for annuities, including deferral of taxes on your investment growth until you actually make a withdrawal. You should read Section 7, "Tax Aspects of the Contract" for more information, and possibly consult a tax adviser. The contract can also provide your benefits under tax-favored retirement programs, which may be subject to special eligibility and contribution rules.

HOW YOUR CONTRACT IS TAXED

Under the current tax laws, any increases in the value of your contributions won't be considered part of your taxable income until you make a withdrawal. However, most of the withdrawals you make before you are 59 1/2 years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.

YOUR CONTRIBUTIONS

The minimum initial contribution is $1,000 ($3,000 in South Carolina and Pennsylvania). Additional contributions can be as little as $100. Some tax-favored retirement plans allow smaller contributions. For more details on contribution requirements, see "Contributions Under Your Contract" in Section 5.

ACCOUNT VALUE AND CASH VALUE

Your ACCOUNT VALUE consists of the values of your Portfolios. Your CASH VALUE is equal to your Account Value, reduced by any pro rata annual administrative charges that may apply. Fees and charges are discussed in more detail below.

CHARGES AND FEES

If your Account Value is less than $50,000 as of the last day of any contract year before your Retirement Date, an annual administrative expense charge of $30 is deducted from your Account. A daily charge equal to an annual fee of 1.35% is deducted from that portion of your Account Value to cover mortality and expense risks (1.20%) and certain administrative expenses (.15%). The charges will never be greater than this. For more information about these charges, see Section 5, "Deductions and Charges.

WITHDRAWALS

You may make withdrawals as often as you wish. Each withdrawal must be for at least $300. Most withdrawals made before age 59 1/2 are also subject to a 10% federal tax penalty. In addition, some tax-favored retirement programs limit withdrawals. See Section 7, "Tax Aspects of the Contract." For Pennsylvania and South Carolina residents, a $3,000 minimum account balance must remain in your contract after any withdrawal.

YOUR INITIAL RIGHT TO REVOKE

You can cancel your contract within ten days after you receive it by returning it to our Administrative Office. We will extend the ten-day period as required by law in certain states. If you cancel your contract, we'll return your Account Value, which may be more or less than your initial contribution. If your state requires, upon cancellation we'll return your contribution without any adjustments.

RISK/RETURN SUMMARY: INVESTMENTS AND RISKS

VARIABLE ANNUITY INVESTMENT GOALS

The investment goals of the Select Ten Plus Flexible Premium Variable Annuity are protecting your investment, building for retirement and providing future income. We strive to achieve these goals through extensive portfolio diversification and superior portfolio management.

RISKS

An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. This could happen if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. Because most of the Variable Account Options are in common stocks, there's also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with an investment in any particular Portfolio, see the prospectus of that Portfolio.

TABLE OF ANNUAL FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

     Sales Load on Purchases                                           $  0
     Deferred Sales Load                                               $  0

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including Total Annual Variable Account Option Operating Expenses.

ANNUAL ADMINISTRATIVE CHARGE

     Annual Administrative Charge*                                     $ 30

     * This charge applies only if the Account Value is less than $50,000 at the end of any contract year before your Retirement Date. See "Annual Administrative Charge" in Section 5.

Annual Expenses of Separate Account II
(AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT VALUE)

     Mortality and Expense Risk Charge                                 1.20%
     Administrative Expenses                                            .15%
                                                                       ----
     Total Separate Account Annual Expenses                            1.35%
                                                                       ====


TOTAL ANNUAL VARIABLE ACCOUNT OPTION OPERATING EXPENSES

The minimum and maximum expenses that are deducted from the Variable Account Option's assets, including management fees, distribution or 12b-1 fees and other expenses are: 1.49%

Gross Portfolio Annual Expenses Prior to any Waivers and Reimbursements (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Touchstone Enhanced Dividend 30              0.65%   0.00%    0.84%     1.49%

NOTE: We have entered into agreements with the investment advisers or distributors of many of the funds. Under the terms of these agreements, we provide administrative, marketing and distribution-related services and the funds pay fees to us that are usually based on an annual percentage of the average daily net assets of the funds. These agreements may be different for each fund or each fund family, and may include fees paid by investment advisers or under a distribution and/or servicing plan adopted by a fund pursuant to Rule 12b-1 under the 1940 Act.

EXAMPLE

This Example is intended to help you compare the cost of investing in the contract wit the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, Variable Account Option fees and expenses.

This example assumes that you invest $10,000 in the contract for the time period indicated. The example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Variable Account Options. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:


1 YEAR                      3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------
$ 297.16                   $ 909.03            $ 1545.05           $ 3247.15



If you annuitize at the end of the applicable time period:



1 YEAR                      3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------
$ 297.16                   $ 909.03            $ 1545.05           $ 3247.15



If you do not surrender the contract:



1 YEAR                      3 YEARS             5 YEARS             10 YEARS
--------------------------------------------------------------------------------
$ 297.16                   $ 909.03            $ 1545.05           $ 3247.15


Condensed Financial Information for the Separate Account is provided in Appendix A

SECTION 2 - INTEGRITY AND THE SEPARATE ACCOUNT

INTEGRITY LIFE INSURANCE COMPANY

Integrity is a stock life insurance company organized under the laws of Ohio. Our principal executive offices are located in Louisville, Kentucky. We are authorized to sell life insurance and annuities in 47 states and the District of Columbia. We sell flexible premium annuities with underlying investment options, fixed single premium annuity contracts and flexible premium annuity contracts offering both traditional fixed guaranteed interest rates along with fixed equity indexed options. Integrity is a subsidiary of W&S, a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888.

THE SEPARATE ACCOUNT AND THE VARIABLE ACCOUNT OPTIONS

The Separate Account was established in 1986, and is maintained under the insurance laws of the State of Ohio. It is a unit investment trust, which is a type of investment company, registered with the Securities and Exchange Commission (SEC). SEC registration does not mean that the SEC is involved in any way in supervising the management or investment polices of the separate account. Each variable account Option invests in shares of a corresponding portfolio. We may establish additional options from time to time. The variable account options currently available are listing in Section 3, "Your Investment Options".

ASSETS OF OUR SEPARATE ACCOUNT

Under Ohio law, we own the assets of our Separate Account and use them to support the variable portion of your contract and other variable annuity contracts. Annuitants under other variable annuity contracts participate in the Separate Account in proportion to the amounts in their contracts. We can't use the Separate Account's assets supporting the variable portion of these contracts to satisfy liabilities arising out of any of our other businesses. Under certain unlikely circumstances, one Variable Account Option may be liable for claims relating to the operation of another Option.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate account without regard to our other income, gains or losses. We may allow charges owed to us to stay in the Separate Account, and thus can participate proportionately in the Separate Account. Amounts in the Separate Account greater than reserves and other liabilities belong to us, and we may transfer them to our general account.

DISTRIBUTION OF CONTRACTS

Touchstone Securities, Inc. serves as the principal underwriter for the securities issued with respect to the Separate Account. The securities will be sold by individuals who represent us as insurance agents and who are registered representatives of third-party broker-dealers that have entered into distribution agreements with us. A third-party broker-dealer or financial institution may receive additional compensation from us for, among other things, training, marketing or other services provided. In addition to commissions, we may, from time to time, pay additional promotional incentives, in the form of cash or other compensation. Promotional incentives may change at any time. We may also pay a third-party broker-dealer additional fees to ensure that firm's registered representatives have access, or preferred access, to our products.

CHANGES IN HOW WE OPERATE

We may change how we or our Separate Account operate, subject to your approval when required by the Investment Company Act of 1940 (1940 ACT) or other applicable law or regulation. We'll notify you if any changes result in a material change in the underlying investments of a Variable Account Option. We may:

- add Options to, or remove Options from, our Separate Account, combine two or more Options within our Separate account, or withdraw assets relating to your contract from one Option and put them into another;
-    register or end the registration of the Separate account under the 1940
     Act;
- operate our Separate account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are "interested persons" of Integrity under the 1940 Act);
- restrict or eliminate any voting rights of owners or others who have voting rights that affect our Separate account;
- cause one or more Options to invest in a mutual fund other than or in addition to the Portfolios; operate our Separate account or one or more of the Options in any other form the law allows, including a form that allows us to make direct investments. We may make any legal investments we wish. In choosing these investments, we'll rely on our own or outside counsel for advice.

SECTION 3 - YOUR INVESTMENT OPTIONS

THE PORTFOLIOS


Management fees and other expenses deducted from each Portfolio are described in that Portfolio's prospectus. Some of the Portfolios' investment advisers may compensate us for providing administrative services in connection with the Portfolios. This compensation is paid from the investment advisers' assets. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON ANY PORTFOLIO, CALL OUR ADMINISTRATIVE OFFICE TOLL-FREE AT 1-800-325-8583.

TOUCHSTONE VARIABLE SERIES TRUST

Each Portfolio of the Touchstone Variable Series Trust is an open-end, diversified management investment company. Touchstone Advisors, Inc. is the investment adviser of each Fund. Todd Investment Advisors is the sub-adviser for the Enhanced 30 Fund.

TOUCHSTONE ENHANCED DIVIDEND 30 FUND

Touchstone Enhanced Dividend 30 Fund seeks to achieve a total return which is higher than the total return of the Dow Jones Industrial Average ("DJIA"). The Fund's portfolio is based on the 30 stocks that comprise the DJIA. The DJIA is a measurement of general market price movement for 30 widely held stocks. The Fund will utilize a quantitative approach to enhanced index investing in all Do components while remaining maintaining a focus on dividend yield. The Fund seeks to overweight thee top three highest yielding stocks in the DJIA by approximately 8% each, while incrementally under weighting the remaining 27 stocks of the Dow that have a lower relative dividend yield.


SECTION 4 - DEDUCTIONS AND CHARGES

SEPARATE ACCOUNT CHARGES

We deduct a daily expense amount from the Unit Value equal to an effective annual rate of 1.35% of your Account Value. This daily expense rate can't be increased without your consent. Of the 1.35% total charge, .15% is used to reimburse us for administrative expenses not covered by the annual administrative charge described below. We deduct the remaining 1.20% for assuming the expense risk (.85%) and the mortality risk (.35%) under the contract. The expense risk is the risk that our actual expenses of administering the contracts will exceed the annual administrative expense charge. Mortality risk, as used here, refers to the risk we take that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more annuity benefits than anticipated. The relative proportion of the mortality and expense risk charge may be changed, but the total 1.20% effective annual risk charge can't be increased.

We may realize a gain from these daily charges to the extent they aren't needed to meet the actual expenses incurred.

ANNUAL ADMINISTRATIVE CHARGE

If your Account Value is less than $50,000 on the last day of any contract year before your Retirement Date, we charge an annual administrative charge of $30. This charge is deducted pro rata from your Account Value and reduces the number of Units we credit to you. The annual administrative charge is pro-rated in the event of the Annuitant's retirement, death, annuitization or contract termination during a contract year.

REDUCTION OR ELIMINATION OF SEPARATE ACCOUNT OR ADMINISTRATIVE CHARGES

We can reduce or eliminate the separate account or administrative charges for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contribution. We won't unlawfully discriminate against any person or group if we reduce or eliminate these charges.

STATE PREMIUM TAX DEDUCTION

We won't deduct state premium taxes from your contributions before investing them in the Portfolios, unless required by your state law. If the Annuitant elects an annuity benefit, we'll deduct any applicable state premium taxes from the amount available for the annuity benefit. State premium taxes currently range up to 4%.

TAX RESERVE

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

SECTION 5 - TERMS OF YOUR VARIABLE ANNUITY

CONTRIBUTIONS UNDER YOUR CONTRACT

You can make contributions of at least $100 at any time up to the Retirement Date. Your first contribution, however, can't be less than $1,000 ($3,000 for residents of South Carolina and Pennsylvania). We'll accept contributions of at least $50 for salary allotment programs. We have special rules for minimum contribution amounts for tax-favored retirement programs. See "Tax-Favored Retirement Programs" in the SAI.

We may limit the total contributions under a contract to $1,000,000 if you are under age 76 or to $250,000 if you are over age 76. Once you reach nine years before your Retirement Date, we may refuse to accept any contribution. Contributions may also be limited by various laws or prohibited by us for all annuitants under the contract. If your contributions are made under a tax-favored retirement program, we won't measure them against the maximum limits set by law.

Each contribution is credited as of the date we have received the contribution at our Administrative Office. Wire transfers of federal funds are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day. Contributions by check or mail are deemed received when they are delivered in good order to our Administrative Office.

YOUR ACCOUNT VALUE

Your Account Value reflects various charges. See Section 4, "Deductions and Charges." Annual deductions are made as of the last day of each contract year. Withdrawal charges and Market Value Adjustments, if applicable, are made as of the effective date of the transaction. Charges against our Separate account are reflected daily and optional contract feature charges are reflected quarterly. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of that Option. The value of contributions allocated to the Variable Account Options isn't guaranteed.

UNITS IN OUR SEPARATE ACCOUNT

Allocations to the Variable Account Options are used to purchase Units. On any given day, the value you have in a Variable Account Option is the Unit Value multiplied by the number of Units credited to you in that Option. The Units of each Variable Account Option have different Unit Values.

The number of Units purchased or redeemed (sold) in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Option's Unit Value, calculated as of the close of business that day. The number of Units for a Variable Account Option at any time is the number of Units purchased less the number of Units redeemed. The value of Units of Separate Account I fluctuates with the investment performance of the corresponding Portfolios, which in turn reflects the investment income and realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolios' expenses. Your Unit Values also change because of deductions and charges we make to our Separate account. The number of Units credited to you, however, won't vary due to changes in Unit Values. Units of a Variable Account Option are purchased when you allocate new contributions or transfer prior contributions to that Option. Units are redeemed when you make withdrawals or transfer amounts from a Variable Account Option. We also redeem Units to pay the death benefit when the Annuitant dies, to pay the annual administrative charge and to pay for optional contract features.

HOW WE DETERMINE UNIT VALUE

We determine Unit Values for each Variable Account Option at 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option in Separate Account I for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the NET INVESTMENT FACTOR for that Option on the current day. We determine a NET INVESTMENT FACTOR for each Option in Separate Account I as follows:

- First, we take the value of the shares belonging to the Option in the corresponding Portfolio at the close of business that day (before giving effect to any transactions for that day, such as contributions or withdrawals). For this purpose, we use the share value reported to us by the Portfolios.

- Next, we add any dividends or capital gains distributions by the Portfolio on that day.

- Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

- Then we divide this amount by the value of the amounts in the Option at the close of business on the last day that a Unit Value was determined (after giving effect to any transactions on that day).

- Finally, we subtract a daily asset charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.35%. This charge is for the mortality risk, administrative expenses and expense risk we assumed under the contract.

DEATH BENEFITS AND SIMILAR BENEFIT DISTRIBUTIONS

We'll pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries) if the last Annuitant dies before annuity payments have started.

If the contract is issued on or before the Annuitant's age 70, the death benefit is the greater of:

(a)  total contributions minus any withdrawals and administrative charges; or
(b) the Account Value at the end of the Business Day when we receive proof of death.

If the contract is issued on or after the Annuitant's age 71 the death benefit will be the Account Value at the end of the Business Day we receive due proof of death.

The reduction in death benefit described in (a) above for subsequent withdrawals will be calculated on a pro rata basis with respect to Account Value at the time of withdrawal. We'll also adjust the death benefit for any applicable Market Value Adjustments and/or charges.

Death benefits and benefit distributions required because of a separate owner's death can be paid in a lump sum or as an annuity. If a benefit option hasn't been selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The owner selects the beneficiary of the death benefit. An owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If an Annuitant's beneficiary doesn't survive the Annuitant, then the death benefit is generally paid to the Annuitant's estate. A death benefit won't be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

DEATH CLAIMS

A death claim will be effective on the date we receive due proof of death. This means we have received an original certified death certificate and company death claim paperwork that is in good order. During the period from the date of death until we receive all required paperwork in good order, the amount of the death benefit may be subject to market fluctuations.

HOW YOU MAKE REQUESTS AND GIVE INSTRUCTIONS

When you write to our Administrative Office, use the address on the cover page of this prospectus. We can't honor your request or instruction unless it's proper and complete. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

ANNUITY BENEFITS

All annuity benefits under your contract are calculated as of the Retirement Date you select. You can change the Retirement Date by writing to the Administrative Office any time before the Retirement Date. Contract terms applicable to various retirement programs, along with federal tax laws, establish certain minimum and maximum retirement ages.

Annuity benefits may be a lump sum payment or paid out over time. A lump sum payment will provide the Annuitant with the Cash Value under the contract shortly after the Retirement Date. The amount applied toward the purchase of an annuity benefit is the Adjusted Account Value less any pro-rata annual administrative charge, except that the Cash Value will be the amount applied if the annuity benefit doesn't have a life contingency and either the term is less than five years or the annuity can be changed to a lump sum payment without a withdrawal charge.

ANNUITIES

Annuity benefits can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually. You can't change or redeem the annuity once payments have begun. For any annuity, the minimum initial payment must be at least $100.

If you haven't already elected a lump sum payment or an annuity benefit, we'll send you a notice within six months before your Retirement Date outlining your options. If you fail to notify us of your benefit payment election before your Retirement Date, you'll receive a lump sum benefit.

We currently offer the following types of annuities:

A LIFE AND TEN YEARS CERTAIN ANNUITY is a fixed life income annuity with 10 years of payments guaranteed, funded through our general account.

A PERIOD CERTAIN ANNUITY provides for fixed payments to the Annuitant or the Annuitant's beneficiary for a fixed period. The amount is determined by the period selected. If the Annuitant dies before the end of the period selected, the Annuitant's will receive the remaining periodic payments.

A PERIOD CERTAIN LIFE ANNUITY provides for fixed payments for at least the period selected and after that for the life of the Annuitant, or for the lives of the Annuitant and the joint annuitant under a joint and survivor annuity. If the Annuitant (or the Annuitant and the joint annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant's beneficiary.

A LIFE INCOME ANNUITY provides fixed payments to the Annuitant for the life of the Annuitant, or until the Annuitant die and joint annuitant both under a joint and survivor annuity.

FIXED ANNUITY PAYMENTS

Fixed annuity payments won't change and are based upon annuity rates provided in your contract. The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant's age (or Annuitant and a joint annuitant in the case of a joint and survivor annuity) and sex (except under most tax-favored retirement programs). If our current annuity rates would provide a larger payment, those current rates will apply instead of the contract rates.

If the age or sex of an annuitant has been misstated, any benefits will be those which would have been purchased at the correct age and sex. Any overpayments or underpayments made by us will be charged or credited with interest at the rate of 6% per year. If we have made overpayments because of incorrect information about age or sex, we'll deduct the overpayment from the next payment or payments due. We add underpayments to the next payment.

TIMING OF PAYMENT

We normally apply your Adjusted Account Value to the purchase of an annuity within seven days after receipt of the required form at our Administrative Office. Our action can be delayed, however, for any period during which:

(1)  the New York Stock Exchange has been closed or trading on it is restricted;

(2) an emergency exists so that disposal of securities isn't reasonably practicable or it isn't reasonably practicable for a Separate Account fairly to determine the value of its net assets; or

(3) the SEC, by order, permits us to delay action to protect persons with interests in the Separate Accounts. We can delay payment of your Fixed Accounts for up to six months, and interest will be paid on any payment delayed for 30 days or more.

SECTION 6 - VOTING RIGHTS

We are the legal owner of the shares of the Portfolios held by Separate Account I and, therefore, have the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We'll send you Portfolio proxy materials and a form for giving us voting instructions.

If we don't receive instructions in time from all owners, we'll vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we aren't responsible for any failure by your employer to solicit your instructions or to send your instructions to us. We'll vote any Portfolio shares that we're entitled to vote directly, because of amounts we have accumulated in Separate Account I, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we're permitted to vote shares of a Portfolio on our behalf or to restrict owner voting, we may do so.

HOW WE DETERMINE YOUR VOTING SHARES

You vote only on matters concerning the Portfolios in which your contributions are invested. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing your Account Value allocated to that Option by the net asset value of one share of the corresponding Portfolio on the record date set by a Portfolio's Board for its shareholders' meeting. For this purpose, the record date can't be more than 60 days before the meeting of a Portfolio. We count fractional shares. After annuity payments have commenced, voting rights are calculated in a similar manner based on the actuarially determined value of your interest in each Variable Account Option

HOW PORTFOLIO SHARES ARE VOTED

All Portfolio shares are entitled to one vote; fractional shares have fractional votes. Voting is on a Portfolio-by-Portfolio basis, except for certain matters (for example, election of Directors) that require collective approval. On matters where the interests of the individual Portfolios differ, the approval of the shareholders in one Portfolio isn't needed to make a decision in another Portfolio. To the extent shares of a

Portfolio are sold to separate account of other insurance companies, the shares voted by those companies according to instructions received from their contract holders will dilute the effect of voting instructions received by us from its owners.

SEPARATE ACCOUNT VOTING RIGHTS

Under the 1940 Act, certain actions (such as some of those described under "Changes in How We Operate" in Section 2) may require owner approval. In that case, you'll be entitled to a number of votes based on the value you have in the Variable Account Options, as described above under "How We Determine Your Voting Shares." We'll cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

SECTION 7 - TAX ASPECTS OF THE CONTRACT

INTRODUCTION

The effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefits to the owner, Annuitant, and the beneficiary or other payee may depend on Integrity's tax status, on the type of retirement plan, if any, for which the contract is purchased, and upon the tax and employment status of the individuals concerned.

The following discussion of the federal income tax treatment of the contract isn't designed to cover all situations and isn't intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. We cannot guarantee that the IRS or the courts will not change their views on the treatment of these contracts. Future legislation may affect annuity contracts adversely. Moreover, we have not attempted to consider any applicable state or other tax laws. Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, any one considering buying a contract, or selecting annuity payments under the contract, or receiving annuity payments under a contract should consult a qualified tax adviser. INTEGRITY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

YOUR CONTRACT IS AN ANNUITY

Under federal tax law, anyone can purchase an annuity with after-tax dollars. Earnings under the contract will not generally be taxed until you make a withdrawal. An individual (or employer) may also purchase the annuity to fund a tax-favored retirement program (contributions are with pre-tax dollars), such as an IRA or qualified plan. Finally, an individual (or employer) may buy an annuity to fund a Roth IRA (contributions are with after-tax dollars and earnings are excluded from taxable income at distribution).

This prospectus covers the basic tax rules that apply to an annuity purchased directly with after-tax dollars (NONQUALIFIED ANNUITY), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program (QUALIFIED ANNUITY). A qualified annuity may restrict your rights and benefits to qualify for its special treatment under federal tax law.

TAXATION OF ANNUITIES GENERALLY

Section 72 of the Code governs the taxation of annuities. In general, contributions you put into the annuity (your "basis" or "investment in the contract") will not be taxed when you receive those amounts back in a distribution. Also, an owner is not generally taxed on the annuity's earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non-natural persons can't defer tax on the annuity's income unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can wait to annuitize it when the annuitant reaches a certain age. Section 72 of the Code states that the proceeds of a full or partial withdrawal from a contract before annuity payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value. The rest of the withdrawal, representing your basis in the annuity, isn't taxable. Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that weren't treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

If you take annuity payments over the lifetime of the annuitant, part of each payment is considered to be a tax-free return of your investment. This tax-free portion of each payment is determined using a ratio of the owner's investment to his or her expected return under the contract (exclusion ratio). The rest of each payment will be ordinary income. That means that part of your payment is tax-free and part of it is taxable. When all of these tax-free portions add up to your investment in the contract, further payments are entirely ordinary income. If the Annuitant dies before recovering the total investment, a deduction for the remaining basis will generally be allowed on the owner's final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

The taxable portion of a distribution is treated as ordinary income and is taxed at ordinary income tax rates. In addition, you may be subject to a tax penalty of 10% on the taxable portion of a distribution unless it is:

(1)  on or after the date on which the taxpayer attains age 59 1/2;
(2)  as a result of the owner's death;
(3) part of a series of substantially equal periodic payments (paid at least annually) for the life (or life expectancy) of the taxpayer or joint lives (or joint life expectancies) of the taxpayer and beneficiary;
(4)  a result of the taxpayer becoming disabled within the meaning of Code
     Section 72(m)(7);
(5)  from certain qualified plans (note, however, other penalties may apply);
(6)  under a qualified funding asset (as defined in Section 130(d) of the Code);
(7) purchased by an employer on termination of certain types of qualified plans and held by the employer until the employee separates from service;
(8)  under an immediate annuity as defined in Code Section 72(u)(4);
(9)  for the purchase of a first home (distribution up to $10,000);
(10) for certain higher education expenses; or
(11) to cover certain deductible medical expenses.

Please note that items (9), (10) and (11) apply to IRAs only.

Any withdrawal provisions of your contract will also apply. See "Withdrawals" in
Part 5. The IRS will treat all annuity contracts issued by Integrity or its affiliates to one Annuitant during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

DISTRIBUTION-AT-DEATH RULES

Under Section 72(s) of the Code, to be treated as an annuity, a contract must provide the following distribution rules: (a) if any owner dies on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of that annuity must be distributed at least as quickly as the method in effect when the owner died; and (b) if any owner dies before the Retirement Date, the entire interest in the contract must be distributed within five years. However, any interest that is payable to a beneficiary may be payable over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary, so long as distributions begin within one year after the owner's death. If the beneficiary is the owner's spouse, the contract (along with the deferred tax status) may be continued in the spouse's name as the owner.

SPOUSAL CONTINUATION

Upon the death of a spouse, the Internal Revenue Code allows a surviving spouse to continue the annuity contract. The policy must be structured properly with the spouse listed as the sole owner's beneficiary. If the surviving spouse is also the sole Annuitant's beneficiary, we will increase the continued policy's Account Value to the same amount that would have been paid to the surviving spouse had they taken a lump sum distribution. For example, if the Account Value at death was $100,000, but we would have paid out a death benefit of $115,000, the surviving spouse's policy will continue with a $115,000 Account Value. If the surviving spouse is continuing an annuity policy purchased from us, any remaining surrender charges will be waived on the new annuity contract. The surviving spouse continues the policy with its tax deferred earnings and may make any changes to the policy allowed under the contract. Please be aware that not all contract features that were available on the initial policy purchased from us will be available on the continued contract. There may also be a higher charge for the same contract feature if the surviving spouse's attained age is different than that of the initial purchasing spouse. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on the continued contract. We reserve the right at any time to make changes to continued contracts that are permitted by law.

When the surviving spouse dies, a second death benefit may be paid. At this time, the annuity contract may be extended, subject to the restrictions of the Internal Revenue Code. No optional contract features shall be available on these policies. Certain investment options or administrative programs, including but not limited to the STO, Guarantee Periods or any discontinued Variable Account Options, may not be available on these extended contracts. We reserve the right at any time to make changes to extended contracts that are permitted by law.

Annuity policies that are being continued with us, but were not purchased from us initially, will be treated as new policies. This means that all surrender charges will be applicable. Any withdrawals in excess of the free withdrawal amount or Minimum Required Distributions will be subject to surrender charges, Market Value Adjustment and any other applicable charges.

DIVERSIFICATION STANDARDS

Integrity manages the investments in the annuities under Section 817(h) of the Code to ensure that they will be taxed as described above.

PARTIAL 1035 EXCHANGES


Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also been allowing partial 1035 exchanges since 1999. In 2003 the IRS provided guidance stating that when an annuity contract is partially exchanged, the basis is allocated pro-rata between the old contract and the new contract. Further, the IRS is considering issuing regulations which state that if an annuity owner withdraws from the contract within 24 months of the exchange, it will presume that the partial exchange was to avoid tax. In that case the owner will have to aggregate both contracts for tax purposes. That is, the owner would have to withdraw a taxable amount equal to the earnings on both contracts before removing tax-free basis from either. Under the IRS proposal, the owner could rebut the presumption that he was avoiding tax by showing circumstances such as turning age 59 1/2, death, disability, unemployment, divorce or similar events. Until the IRS issues such regulations, it will use general principles of tax law to determine if the partial 1035 exchange was effected to avoid income tax, and thus require contract aggregation.


TAX-FAVORED RETIREMENT PROGRAMS

An owner can use this annuity with certain types of retirement plans that receive favorable tax treatment under the Code. Numerous tax rules apply to the participants in qualified plans and to the contracts used in connection with those qualified plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself. Owners, Annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we do not offer loans through annuity contracts even if the qualified plan does. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. The SAI contains general information about the use of contracts with the various types of qualified plans.

INHERITED IRAs

This policy may be issued as an inherited IRA. This occurs if, after the death of the owner of an IRA, the named beneficiary directs that the IRA death proceeds be transferred to a new policy issued and titled as an inherited IRA. The named beneficiary of the original IRA policy will become the owner under the inherited IRA and may generally exercise all rights under the inherited IRA policy, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA. The tax law does not permit additional premiums to be contributed to an inherited IRA policy. Also, in order to avoid certain income tax penalties, a minimum required distribution ("MRD") must be withdrawn each year from an inherited IRA. The first MRD must be taken on or before December 31 of the calendar year following the year of the original IRA owner's death. The tax penalty equals 50% of the excess of the MRD amount over the amounts, if any, actually withdrawn form the inherited IRA during the calendar year.

ANNUITIES IN QUALIFIED PLANS

Other investment vehicles, such as IRAs and employer sponsored 401(k) plans, also may provide you with tax deferred growth and other tax advantages. For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity. IN ADDITION, IF YOU ARE INVESTING IN A VARIABLE ANNUITY THROUGH A TAX-ADVANTAGED RETIREMENT PLAN (SUCH AS A 401(k) OR IRA), YOU WILL GET NO ADDITIONAL TAX ADVANTAGE FROM THE VARIABLE ANNUITY. UNDER THESE CIRCUMSTANCES, CONSIDER BUYING A VARIABLE ANNUITY ONLY IF IT MAKES SENSE BECAUSE OF THE ANNUITY'S OTHER FEATURES, SUCH AS LIFETIME INCOME PAYMENTS AND DEATH BENEFIT PROTECTION.

This contract has enhanced death benefits. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS LIFE INSURANCE, THE AMOUNT OF WHICH IS LIMITED IN A CODE SECTION 401(a), 403(b) OR IRA PLAN. AN EMPLOYER OR QUALIFIED PLAN ADMINISTRATOR MAY WANT TO CONSULT THEIR TAX OR LEGAL ADVISOR REGARDING SUCH LIMITATIONS BEFORE USING AN ANNUITY WITH AN ENHANCED DEATH BENEFIT IN ONE OF THESE PLANS.

FEDERAL AND STATE INCOME TAX WITHHOLDING

Certain states have indicated that pension and annuity withholding will apply to payments made to residents.

Generally, an election out of federal withholding will also be considered an election out of state withholding. For more information concerning a particular state, call our Administrative Office at the toll-free number.

IMPACT OF TAXES ON THE COMPANY

The contracts allow Integrity to charge the Separate Account for taxes. The Company can also set up reserves for taxes.

TRANSFERS AMONG INVESTMENT OPTIONS

There won't be any tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

SECTION 8 - ADDITIONAL INFORMATION

SYSTEMATIC WITHDRAWALS

We offer a program that allows you to pre-authorize periodic withdrawals from your contract before your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn or elect that your free withdrawal amount be used. The minimum systematic withdrawal currently is $100. Residents of Pennsylvania and South Carolina must keep a $3,000 minimum account balance after any withdrawal. You may also specify an account for direct deposit of your systematic withdrawals. To enroll under our systematic withdrawal program, send the appropriate form to our Administrative Office. Withdrawals may begin one Business Day after we receive the form. You may terminate your participation in the program upon one day prior written notice, and we may end or change the systematic withdrawal program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will be ended. WITHDRAWALS ALSO MAY BE SUBJECT TO THE 10% FEDERAL TAX PENALTY FOR EARLY WITHDRAWAL AND TO INCOME TAXATION.

INCOME PLUS WITHDRAWAL PROGRAM

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract before you reach age 59 1/2. You won't have to pay any tax penalty for these withdrawals, but they will be subject to ordinary income tax. See "Taxation of Annuities Generally," in Section 10. Once you begin receiving distributions, they shouldn't be changed or stopped until the later of:

-    the date you reach age 59 1/2; or
-    five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Plus Withdrawal Program, plus any interest.

You can choose the Income Plus Withdrawal Program at any time if you're younger than 59 1/2. You can elect this option by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. We'll calculate the amount of the distribution under a method you select, subject to a minimum, which is currently $100. You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.

Your withdrawals will begin at least one Business Day after we receive your form. You may end your participation in the program upon seven Business Days prior written notice, and we may end or change the Income Plus Withdrawal Program at any time. If on any withdrawal date you don't have enough money in your accounts to make all of the withdrawals you have specified, no withdrawal will be made and your enrollment in the program will end. This program isn't available in connection with the STA.

LEGAL PROCEEDINGS

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on Integrity.

     APPENDIX A

     CONDENSED FINANCIAL INFORMATION

The table below shows the Unit Value for certain Variable Account Options at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period.

                                                          2003              2002         INCEPTION
                                                          ----              ----         ---------
TOUCHSTONE DIVIDEND ENHANCED 30 FUND
Unit value at beginning of period                      $     10.00                       $ 10.00
Unit value at end of period                            $     10.64
Number of units outstanding at end of period             1,681,322

APPENDIX B

SAI TABLE OF CONTENTS

Part 1 -  Integrity and Custodian
Part 2 -  Distribution of the Contract
Part 3 -  Management of Separate Account
Part 4 -  Performance Information
Part 5 -  Determination of Accumulation Unit Values
Part 6 -  Tax Favored Retirement Programs
Part 7 -  Financial Statements

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
Integrity Life Insurance Company
P.O. Box 740075
Louisville, KY 40201-7475
ATTN: Request for SAI of Select Ten Plus

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2004

                                       FOR

                           SYNDICATED SELECT TEN PLUS

                        FLEXIBLE PREMIUM VARIABLE ANNUITY

                                    ISSUED BY

                        INTEGRITY LIFE INSURANCE COMPANY

                                       AND

                     FUNDED THROUGH ITS SEPARATE ACCOUNT II

                                TABLE OF CONTENTS

                                                                            PAGE
Part 1 - Integrity and Custodian                                               2
Part 2 - Distribution of the Contracts                                         2
Part 3 - Performance Information                                               2
Part 4 - Determination of Accumulation Unit Values                             6
Part 5 - Tax-Favored Retirement Programs                                       6
Part 6 - Financial Statements                                                  8

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the prospectus for the contracts, dated May 1, 2004. For definitions of special terms used in the SAI, please refer to the prospectus.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company (INTEGRITY), P.O. Box 740075, Louisville, Kentucky 40201-7475, or by calling 1-800-325-8583.

PART 1 - INTEGRITY AND CUSTODIAN

Integrity Life Insurance Company is an Ohio stock life insurance company organized in 1966 that sells life insurance and annuities. Its principal executive offices are located at 515 West Market Street, Louisville, Kentucky, 40202. Integrity, the depositor of Separate Account II is a wholly owned subsidiary of The Western and Southern Life Insurance Company (W&S), a mutual life insurance company originally organized under the laws of the State of Ohio on February 23, 1888. Until March 3, 2000, Integrity was an indirect wholly owned subsidiary of ARM Financial Group, Inc. (ARM).

Integrity is the custodian for the shares of Portfolios owned by Separate Account II. The shares are held in book-entry form.

Reports and marketing materials, from time to time, may include information concerning the rating of Integrity, as determined by A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff & Phelps Corporation, or other recognized rating services. However, Integrity doesn't guarantee the investment performance of the portfolios, and these ratings don't reflect protection against investment risk.

TAX STATUS OF INTEGRITY

Integrity is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended (the CODE). Since the Separate Accounts aren't separate entities from us and their operations form a part of us, they aren't taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Accounts are reinvested and taken into account in determining the accumulation value. Under existing federal income tax law, the Separate Accounts' investment income, including realized net capital gains, isn't taxed to us. We can make a tax deduction if federal tax laws change to include these items in our taxable income.

PART 2 - DISTRIBUTION OF THE CONTRACTS

Touchstone Securities, Inc., an indirect wholly owned subsidiary of W&S, is the principal underwriter of the contracts. Touchstone Securities is registered with the SEC as a broker-dealer and is a member in good standing of the National Association of Securities Dealers, Inc. Touchstone Securities' address is 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. The contracts are offered through Touchstone Securities on a continuous basis.

We generally pay a maximum distribution allowance of 7.5% of initial contributions, plus .50% trail commission paid on Account Value after the eighth Contract Year. The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $19,514,638 in 2003, $22,871,629 in 2002 and $17,435,358 in 2001. The amount of distribution allowances paid to Touchstone Securities between March 3, 2000 and December 21, 2000 was $3,407,594. The amount of distribution allowances paid to ARM Securities Corporation, the principal underwriter for the contracts prior to March 3, 2000, was $399,896 for the year ended December 31, 2000, $11,028,481 for the year ended December 31, 1999, and $12,537,715 for the year ended December 31, 1998. Distribution allowances weren't retained by either ARM Securities Corporation or Touchstone Securities, as applicable, during these years. Integrity may from time to time pay or allow additional promotional incentives, in the form of cash or other compensation, to broker-dealers that sell contracts. In some instances, those types of incentives may be offered only to certain broker-dealers that sell or are expected to sell certain minimum amounts of the contracts during specified time periods.

PART 3 - PERFORMANCE INFORMATION

Each Variable Account Option may from time to time include the Average Annual Total Return, the Cumulative Total Return, and Yield of its units in advertisements or in other information furnished to shareholders. The Janus Aspen Money Market Option may also from time to time include the Yield and Effective Yield of its units in information furnished to shareholders. Performance information is computed separately for each Option in accordance with the formulas described below. At any time in the future, total return and yields may be higher or lower than in the past and there is no guarantee that any historical results will continue.

TOTAL RETURNS

Total returns reflect all aspects of an Option's return, including the automatic reinvestment by the Option of all distributions and the deduction of all applicable charges to the Option on an annual basis, including mortality risk and expense charges, the annual administrative charge and other charges against contract values. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deductions of the contingent withdrawal charge, if applicable. Total returns may be shown at the same time that don't take into account deduction of the contingent withdrawal charge, and/or the annual administrative charge.

Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return and for three years except total return will assume an initial investment of $50,000 and won't reflect the deduction of any applicable contingent withdrawal charge, which, if reflected, would decrease the level of performance shown. The contingent withdrawal charge isn't reflected because the contracts are designed for long term investment. We use an assumed initial investment of $50,000 because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the annual administrative charge is a fixed per contract charge. For purposes of determining these investment results, the actual investment performance of each fund is reflected as of the date each fund commenced operations, although the Contracts weren't available at that time.

An AVERAGE ANNUAL TOTAL RETURN shows the hypothetical yearly return that would produce the same cumulative total return if the Investment Option experienced exactly the same return each year for the entire period shown. Because the performance will fluctuate on a year-by-year basis, the average annual total returns tend to show a smooth result that won't mirror the actual performance, even though the end result will be the same. Investors should realize that the Option's performance isn't constant over time, but changes from year to year, and that the average annual returns represent the averages of historical figures as opposed to the actual historical performance of an Option during any portion of the period illustrated. Average annual returns are calculated pursuant to the following formula: P(1+T)(TO THE POWER OF n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

CUMULATIVE TOTAL RETURNS are UNAVERAGED and reflect the simple percentage change in the value of a hypothetical investment in the Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

YIELDS

Some Options may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Option over a stated period of time, not taking into account capital gains or losses or the imposition of any contingent withdrawal charge. Yields are annualized and stated as a percentage.

CURRENT YIELD and EFFECTIVE YIELD may be calculated for the Janus Money Market Option. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a hypothetical charge reflecting deductions from contract values during the period (the BASE PERIOD), and stated as a percentage of the investment at the start of the base period (the BASE PERIOD RETURN). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

     Effective Yield = {(Base Period Return) + 1)(TO THE POWER OF 365/7} - 1

PERFORMANCE COMPARISONS

Performance information for an Option may be compared, in reports and advertising, to: (1) Standard & Poor's Stock Index (S&P 500), Dow Jones Industrial Averages, (DJIA), Donoghue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc. (LIPPER) or the Variable Annuity Research and Data Service, which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure of inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally don't reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Each Option may, from time to time, also include the ranking of its performance figures relative to such figures for groups of mutual funds categorized by Lipper as having the same or similar investment objectives or by similar services that monitor the performance of mutual funds. Each Option may also from time to time compare its performance to average mutual fund performance figures compiled by Lipper in LIPPER PERFORMANCE ANALYSIS. Advertisements or information furnished to present shareholders or prospective investors may also include evaluations of an Option published by nationally recognized ranking services and by financial publications that are nationally recognized such as BARRON'S, BUSINESS WEEK, CDA TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER'S DIGEST, DOW JONES INDUSTRIAL AVERAGE, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, HULBERT'S FINANCIAL DIGEST, INSTITUTIONAL INVESTOR, INVESTORS DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGE'S INVESTMENT ADVISER, VALUE LINE, THE WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANY SERVICE AND USA TODAY.

The performance figures described above may also be used to compare the performance of an Option's units against certain widely recognized standards or indices for stock and bond market performance. Following are representative indices against which the Options may compare performance:

The Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is a market value-weighted and unmanaged index showing the changes in the total market value of 500 stocks compared to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded OTC are included. The S&P 500 Index represents about 80% of the market value of all issues traded on the NYSE.

The Dow Jones Composite Average (or its component averages) is an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

The New York Stock Exchange composite or component indices are unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

The Wilshire 5000 Equity Index (or its component indices) represents the return of the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

The Morgan Stanley Capital International EAFE Index is an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

The Morgan Stanley Capital International All Country World Index Free (ex-U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance.

The Lehman Brothers Government Bond Index (the LEHMAN GOVERNMENT INDEX) is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues aren't included in the Lehman Government Index.

The Lehman Brothers Government/Corporate Bond Index (the LEHMAN
GOVERNMENT/CORPORATE INDEX) is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1 million, which have at least one year to maturity and are rated "Baa" or higher (INVESTMENT GRADE) by a nationally recognized statistical rating agency.

The Lehman Brothers Government/Corporate Intermediate Bond Index (the LEHMAN GOVERNMENT/CORPORATE

INTERMEDIATE INDEX) is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index with maturities between one and 9.99 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

The Value Line (Geometric) Index is an unweighted index of the approximately 1,700 stocks followed by the VALUE LINE INVESTMENT SURVEY.

The Salomon Brothers GNMA Index includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Mortgage Association.

The Salomon Brothers Broad Investment-Grade Bond Index contains approximately 3,800 Treasury and agency, corporate and mortgage bonds with a rating of BBB or higher, a stated maturity of at least one year, and a par value outstanding of $25 million or more. The index is weighted according to the market value of all bond issues included in the index.

The Salomon Brothers High Grade Corporate Bond Index consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It is a value-weighted, total return index, including approximately 800 issues with maturities of 12 years or grater.

The Salomon Brothers World Bond Index measures the total return performance of high-quality securities in major sectors of the international bond market. The index covers approximately 600 bonds from 10 currencies: Australian dollars, Canadian dollars, European Currency Units, French francs, Japanese yen, Netherlands guilder, Swiss francs, UK pounds sterling, U.S. dollars, and German deutsche marks.

The J.P. Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and United States.

The Russell 2000/Small Stock Index comprises the smallest 2000 stocks in the Russell 3000 Index, and represents approximately 11% of the total U.S. equity market capitalization. The Russell 3000 Index comprises the 3,000 largest U.S. companies by market capitalization. The smallest company has a market value of roughly $20 million.

The Consumer Price Index (or Cost of Living Index), published by the United States Bureau of Labor Statistics is a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

Historical data supplied by the research departments of various broker dealers, analysts or pricing services, including but not limited to First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch and Bloomberg L.P.

In reports or other communications to shareholders, the Funds may also describe general economic and market conditions affecting the Portfolios and may compare the performance of the Portfolios with (1) that of mutual funds included in the rankings prepared by Lipper or similar investment services that monitor the performance of insurance company separate accounts or mutual funds, (2) IBC/Donoghue's Money Fund Report, (3) other appropriate indices of investment securities and averages for peer universe of funds which are described in this SAI, or (4) data developed by Integrity or any of the sub-advisers derived from such indices or averages.

For those Variable Account Options which haven't been investment divisions within the Separate Accounts for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance those Options would have achieved (reduced by the applicable charges) if they had been investment divisions within the Separate Accounts for the period quoted.

INDIVIDUALIZED COMPUTER GENERATED ILLUSTRATIONS

Integrity may, from time to time, use computer-based software available through Morningstar, CDA/Wiesenberger and/or other firms to provide registered representatives and existing and/or potential owners of the contracts with individualized hypothetical performance illustrations for some or all of the Variable Account Options. These illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Option; (ii) the historical fluctuation of the value of a single Option (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Option; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Options; (v) the historical performance of two or more market indices in comparison to a single Option or a group of Options; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Options to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Option data sheets showing various information about one or more Options (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets). We can republish figures independently provided by Morningstar or any similar agency or service.

PART 4 - DETERMINATION OF ACCUMULATION UNIT VALUES

The accumulation unit value of an Option will be determined on each day the New York Stock Exchange is open for trading. The accumulation units are valued as of the close of business on the New York Stock Exchange, which currently is 4:00 p.m., Eastern time. Each Option's accumulation unit value is calculated separately. For all Options other than the Janus Money Market Option, the accumulation unit value is computed by dividing the value of the securities held by the Option plus any cash or other assets, less its liabilities, by the number of outstanding units. For the Janus Money Market Option, accumulation unit value is computed by dividing the value of the investments and other assets minus liabilities by the number of units outstanding. Securities are valued using the amortized cost method of valuation, which approximates market value. Under this method of valuation, the difference between the acquisition cost and value at maturity is amortized by assuming a constant (straight-line) accretion of a discount or amortization of a premium to maturity. Cash, receivables and current payables are generally carried at their face value.

PART 5 - TAX-FAVORED RETIREMENT PROGRAMS

The contracts described in this Prospectus may be used in connection with certain tax-favored retirement programs, for groups and for individuals. Following are brief descriptions of various types of qualified plans in connection with which Integrity may issue a contract. Integrity reserves the right to change its administrative rules, such as minimum contribution amounts, as needed to comply with the Code as to tax-favored retirement programs.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES

Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as a Traditional IRA. An individual who receives compensation and who hasn't reached age 70 1/2 by the end of the tax year may establish a Traditional IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Traditional IRAs are limited on the amount that may be contributed, the persons who may be eligible, and the time when distributions may begin. An individual may also roll over amounts distributed from another Traditional IRA or another tax-favored retirement program, including a governmental 457 plan, to a Traditional IRA contract. Your Traditional IRA contract will be issued with a rider outlining the special terms of your contract that apply to Traditional IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to contribute to an individual retirement program known as a Roth IRA. An individual who receives compensation may establish a Roth IRA and make contributions up to the deadline for filing his or her federal income tax return for that year (without extensions). Roth IRAs are limited on the amount that may be contributed, the persons who are eligible to contribute, and the time when tax-favored distributions may begin. An individual may also roll over amounts distributed from another Roth IRA or Traditional IRA to a Roth IRA contract. Your Roth IRA contract will be issued with a rider outlining the special terms of your contract that apply to Roth IRAs. Any amendment made to comply with provisions of the Code and related regulations may be made without your consent. The owner will be deemed to have consented to any other amendment unless the owner notifies us that he or she doesn't consent within 30 days from the date we mail the amendment.

SIMPLIFIED EMPLOYEE PENSIONS

Section 408(k) of the Code allows employers to establish simplified employee pension plans (SEP-IRAs) for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the contract in connection with such plans should seek competent advice. The SEP-IRA will be issued with a rider outlining the special terms of the contract.

SIMPLE INDIVIDUAL RETIREMENT ANNUITIES

Currently, we don't issue Individual Retirement Annuities known as a "SIMPLE IRA" as defined in Section 408(p) of the Code.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits the purchase of tax-sheltered annuities (TSA) by employees of public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. The contract isn't intended to accept other than employee contributions. Such contributions aren't counted as part of the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the TSA is limited to certain maximums imposed by Code sections 403(b), 415 and 402(g). The Code also sets forth additional restrictions governing such items as transferability, distributions and withdrawals. An employee under this type of plan should consult a tax adviser as to the tax treatment and suitability of such an investment. Your contract will be issued with a rider outlining the special terms that apply to a TSA.

CORPORATE AND SELF-EMPLOYED (H.R. 10 AND KEOGH) PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to also establish tax-favored retirement plans for themselves and their employees. Tax-favored retirement plans may permit the purchase of the contract to provide benefits under the plans. Employers intending to use the contract in connection with tax-favored plans should seek competent advice. Integrity doesn't administer these types of plans.

DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. However, Section 457(g) provides that on and after August 20, 1996, a plan maintained by an eligible governmental employer must hold all assets and income of the plan in a trust, custodial account, or annuity contract for the exclusive benefit of participants and their beneficiaries. Loans to employees may be permitted under such plans; however, a Section 457 plan isn't required to allow loans. Contributions to a contract in connection with an eligible government plan are limited. Those who intend to use the contracts in connection with such plans should seek competent advice. Integrity doesn't administer such plans.

DISTRIBUTIONS UNDER TAX FAVORED RETIREMENT PROGRAMs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans, with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the employee reaches age 70 1/2, or (ii) the calendar year in which the employee retires. Participants in Traditional IRAs or 5% owners must begin receiving distributions by April 1 of the calendar year following the year in which the employee reaches age 70 1/2. Certain TSA funds can be deferred until age 75. Additional distribution rules apply after the participant's death. If you don't take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

The Taxpayer Relief Act of 1997 creating Roth IRAs eliminates mandatory distribution of minimum amounts from Roth IRAs when the owner reaches age 70 1/2.

Distributions from a tax-favored plan (not including a Traditional IRA or a Roth
IRA) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump sum settlement or periodic annuity payments for a fixed period of fewer than 10 years are subject to mandatory income tax withholding of 20% of the taxable amount of the distribution, unless (1) the payee directs the transfer of the amounts in cash to another plan or Traditional IRA; or (2) the payment is a minimum distribution required under the Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to withholding unless the payee doesn't elect to have withholding apply.

We aren't permitted to make distributions from a contract unless you make a request. It's your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules.

This description of the federal income tax consequences of the different types of tax-favored retirement plans that can be funded by the contract is only a brief summary and isn't intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. Anything less than full compliance with all applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective owner considering adopting a plan and buying a contract to fund the plan should first consult a qualified and competent tax adviser, with regard to the suitability of the contract as an investment vehicle for the plan.

PART 6 - FINANCIAL STATEMENTS

Ernst & Young LLP, 250 East Fifth Street, Cincinnati Ohio 45202, is our independent auditor and serves as independent auditor of the Separate Accounts. Ernst & Young LLP on an annual basis will audit certain financial statements prepared by management and express an opinion on such financial statements based on their audits.

The financial statements of Separate Account II as of December 31, 2003, and for the periods indicated in the financial statements, and the statutory-basis financial statements of Integrity as of and for the years ended December 31, 2003 and 2002 included herein have been audited by Ernst & Young LLP as set forth in their reports.

The financial statements of Integrity should be distinguished from the financial statements of the Separate Accounts and should be considered only as they relate to the ability of Integrity to meet its obligations under the contracts. They shouldn't be considered as relating to the investment performance of the assets held in the Separate Accounts.

                              Financial Statements

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                                DECEMBER 31, 2003
                       WITH REPORT OF INDEPENDENT AUDITORS

                               Separate Account II
                                       of
                        Integrity Life Insurance Company


                              Financial Statements


                                December 31, 2003


                                    CONTENTS

Report of Independent Auditors                                                1

Audited Financial Statements

Statement of Assets and Liabilities                                           2
Statement of Operations                                                      24
Statements of Changes in Net Assets                                          47
Notes to Financial Statements                                                84

                         Report of Independent Auditors

Contract Holders
     Separate Account II of Integrity Life Insurance Company
Board of Directors
     Integrity Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Separate Account II of Integrity Life Insurance Company, comprised of the separate account divisions described in Note 2, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2003, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account II of Integrity Life Insurance Company at December 31, 2003, the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Cincinnati, Ohio                                          /s/ Ernst & Young LLP
April 16, 2004

             Separate Account II of Integrity Life Insurance Company

                       Statement of Assets and Liabilities

                                December 31, 2003

                                                                                           AFFILIATED
                                                                         -----------------------------------------------
                                                                          TOUCHSTONE LARGE CAP     TOUCHSTONE LARGE CAP
                                                                                GROWTH                   GROWTH
                                                                            (PINNACLE(TM))           (PINNACLE IV(TM))
                                                         TOTAL                 DIVISION                  DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $          373,279,536   $           12,460,547   $              348,638

Payable to (receivable from) the general
  account of Integrity                                          30,715                    2,289                       32
                                                ------------------------------------------------------------------------
NET ASSETS                                      $          373,310,251   $           12,462,836   $              348,670
                                                ========================================================================
Unit value                                                               $                17.19   $                 8.21
                                                                         ===============================================
Units outstanding                                                                       725,005                   42,469
                                                                         ===============================================

                                                                              AFFILIATED
                                                ------------------------------------------------------------------------
                                                   TOUCHSTONE THIRD         TOUCHSTONE THIRD         TOUCHSTONE BARON
                                                     AVENUE VALUE             AVENUE VALUE           SMALL CAP VALUE
                                                    (PINNACLE(TM))          (PINNACLE IV(TM))         (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $           24,713,796   $            4,785,059   $            4,074,200

Payable to (receivable from) the general
  account of Integrity                                           1,089                    1,030                      541
                                                ------------------------------------------------------------------------
NET ASSETS                                      $           24,714,885   $            4,786,089   $            4,074,741
                                                ========================================================================
Unit value                                      $                33.35   $                11.16   $                20.05
                                                ========================================================================
Units outstanding                                              741,076                  428,861                  203,229
                                                ========================================================================

SEE ACCOMPANYING NOTES.

                                                                              AFFILIATED
                                                ------------------------------------------------------------------------
                                                   TOUCHSTONE BARON
                                                   SMALL CAP VALUE        TOUCHSTONE BALANCED      TOUCHSTONE BALANCED
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       DIVISION                DIVISION                  DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $            1,154,609   $              351,501   $            1,592,487

Payable to (receivable from) the general
  account of Integrity                                            (271)                     149                     (579)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $            1,154,338   $              351,650   $            1,591,908
                                                ========================================================================
Unit value                                      $                11.14   $                11.07   $                11.08
                                                ========================================================================
Units outstanding                                              103,621                   31,766                  143,674
                                                ========================================================================

                                                                  AFFILIATED
                                                -----------------------------------------------
                                                 TOUCHSTONE CORE BOND     TOUCHSTONE CORE BOND
                                                   (PINNACLE IV(TM))         (PINNACLE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              618,494   $            1,746,385

Payable to (receivable from) the general
  account of Integrity                                             156                      775
                                                -----------------------------------------------
NET ASSETS                                      $              618,650   $            1,747,160
                                                ===============================================
Unit value                                      $                10.68   $                10.70
                                                ===============================================
Units outstanding                                               57,926                  163,286
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                              AFFILIATED
                                                ------------------------------------------------------------------------
                                                 TOUCHSTONE EMERGING      TOUCHSTONE EMERGING      TOUCHSTONE ENHANCED
                                                       GROWTH                   GROWTH                 DIVIDEND 30
                                                  (PINNACLE IV(TM))         (PINNACLE(TM))          (PINNACLE IV(TM))
                                                      DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              735,869   $              949,168   $            1,446,135

Payable to (receivable from) the general
  account of Integrity                                             (20)                      87                      139
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              735,849   $              949,255   $            1,446,274
                                                ========================================================================
Unit value                                      $                11.13   $                11.15   $                10.62
                                                ========================================================================
Units outstanding                                               66,114                   85,135                  136,184
                                                ========================================================================

                                                                  AFFILIATED
                                                -----------------------------------------------
                                                 TOUCHSTONE ENHANCED      TOUCHSTONE GROWTH &
                                                     DIVIDEND 30                INCOME
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $           17,883,846   $              344,135

Payable to (receivable from) the general
  account of Integrity                                           5,420                      142
                                                -----------------------------------------------
NET ASSETS                                      $           17,889,266   $              344,277
                                                ===============================================
Unit value                                      $                10.64   $                10.81
                                                ===============================================
Units outstanding                                            1,681,322                   31,848
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                               AFFILIATED
                                                ------------------------------------------------------------------------
                                                 TOUCHSTONE GROWTH &
                                                       INCOME            TOUCHSTONE HIGH YIELD     TOUCHSTONE HIGH YIELD
                                                   (PINNACLE(TM))           (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       DIVISION                 DIVISION                  DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              633,746   $            1,476,614   $           12,492,964

Payable to (receivable from) the general
  account of Integrity                                            (213)                      45                       90
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              633,533   $            1,476,659   $           12,493,054
                                                ========================================================================
Unit value                                      $                10.82   $                11.90   $                11.92
                                                ========================================================================
Units outstanding                                               58,552                  124,089                1,048,075
                                                ========================================================================

                                                                   AFFILIATED
                                                -----------------------------------------------
                                                  TOUCHSTONE MONEY          TOUCHSTONE MONEY
                                                       MARKET                    MARKET
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $                8,110   $           11,984,449

Payable to (receivable from) the general
  account of Integrity                                             (21)                   1,036
                                                -----------------------------------------------
NET ASSETS                                      $                8,089   $           11,985,485
                                                ===============================================
Unit value                                      $                 9.95   $                 9.97
                                                ===============================================
Units outstanding                                                  813                1,202,155
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                  AFFILIATED
                                                -----------------------------------------------
                                                TOUCHSTONE VALUE PLUS    TOUCHSTONE VALUE PLUS
                                                  (PINNACLE IV(TM))         (PINNACLE(TM))
                                                      DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              616,055   $            5,409,561

Payable to (receivable from) the general
  account of Integrity                                             131                   (2,477)
                                                -----------------------------------------------
NET ASSETS                                      $              616,186   $            5,407,084
                                                ===============================================
Unit value                                      $                 9.97   $                 9.98
                                                ===============================================
Units outstanding                                               61,804                  541,792
                                                ===============================================

                                                                             NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                                                    JPM INTERNATIONAL
                                                       JPM BOND                  JPM BOND             OPPORTUNITIES
                                                    (PINNACLE(TM))          (PINNACLE IV(TM))         (PINNACLE(TM))
                                                       DIVISION                  DIVISION                DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $           19,513,507   $            5,120,646   $            3,192,372

Payable to (receivable from) the general
  account of Integrity                                           2,039                    1,028                   (1,210)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $           19,515,546   $            5,121,674   $            3,191,162
                                                ========================================================================
Unit value                                      $                13.38   $                11.19   $                 9.01
                                                ========================================================================
Units outstanding                                            1,458,561                  457,701                  354,180
                                                ========================================================================

SEE ACCOMPANYING NOTES.

                                                                             NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                                                      VAN KAMPEN UIF
                                                  JPM INTERNATIONAL                                  EMERGING MARKETS
                                                    OPPORTUNITIES          JPM MID CAP VALUE               DEBT
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))          (PINNACLE(TM))
                                                      DIVISION                 DIVISION                   DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              278,006   $              205,818   $            2,690,746

Payable to (receivable from) the general
  account of Integrity                                             (63)                      54                      466
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              277,943   $              205,872   $            2,691,212
                                                ========================================================================
Unit value                                      $                10.26   $                11.75   $                13.50
                                                ========================================================================
Units outstanding                                               27,090                   17,521                  199,349
                                                ========================================================================

                                                                NON-AFFILIATED
                                                -----------------------------------------------
                                                    VAN KAMPEN UIF
                                                   EMERGING MARKETS       VAN KAMPEN UIF U.S.
                                                         DEBT                 REAL ESTATE
                                                   (PINNACLE IV(TM))         (PINNACLE(TM))
                                                        DIVISION                DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              327,800   $            5,270,501

Payable to (receivable from) the general
  account of Integrity                                             (47)                     484
                                                -----------------------------------------------
NET ASSETS                                      $              327,753   $            5,270,985
                                                ===============================================
Unit value                                      $                14.36   $                15.92
                                                ===============================================
Units outstanding                                               22,824                  331,092
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                             NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  VAN KAMPEN UIF U.S.        VAN KAMPEN LIT           VAN KAMPEN LIT
                                                     REAL ESTATE                COMSTOCK              EMERGING GROWTH
                                                  (PINNACLE IV(TM))         (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                      DIVISION                  DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $            1,684,908   $              255,975   $               37,470

Payable to (receivable from) the general
  account of Integrity                                             522                      (61)                       6
                                                ------------------------------------------------------------------------
NET ASSETS                                      $            1,685,430   $              255,914   $               37,476
                                                ========================================================================
Unit value                                      $                13.55   $                12.24   $                11.92
                                                ========================================================================
Units outstanding                                              124,386                   20,908                    3,144
                                                ========================================================================

                                                                NON-AFFILIATED
                                                -----------------------------------------------
                                                    VAN KAMPEN UIF
                                                   EMERGING MARKETS
                                                        EQUITY             PUTNAM VT VOYAGER
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              283,559   $              119,024

Payable to (receivable from) the general
  account of Integrity                                             (68)                     (23)
                                                -----------------------------------------------
NET ASSETS                                      $              283,491   $              119,001
                                                ===============================================
Unit value                                      $                14.37   $                11.70
                                                ===============================================
Units outstanding                                               19,728                   10,171
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                             NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                             PUTNAM VT THE
                                                    PUTNAM VT NEW          GEORGE PUTNAM FUND
                                                    OPPORTUNITIES              OF BOSTON            FIDELITY BALANCED
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                      DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              304,151   $               36,243   $              118,109

Payable to (receivable from) the general
  account of Integrity                                              48                       (5)                     (31)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              304,199   $               36,238   $              118,078
                                                ========================================================================
Unit value                                      $                12.43   $                11.14   $                11.17
                                                ========================================================================
Units outstanding                                               24,473                    3,253                   10,571
                                                ========================================================================

                                                                NON-AFFILIATED
                                                -----------------------------------------------
                                                   FRANKLIN INCOME         FRANKLIN GROWTH &
                                                      SECURITIES           INCOME SECURITIES
                                                  (PINNACLE IV(TM))         (PINNACLE IV(TM))
                                                       DIVISION                DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $            2,619,491   $              660,290

Payable to (receivable from) the general
  account of Integrity                                             961                      (55)
                                                -----------------------------------------------
NET ASSETS                                      $            2,620,452   $              660,235
                                                ===============================================
Unit value                                      $                12.58   $                11.73
                                                ===============================================
Units outstanding                                              208,303                   56,286
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                             NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  FRANKLIN LARGE CAP       TEMPLETON FOREIGN         FRANKLIN MUTUAL
                                                  GROWTH SECURITIES            SECURITIES           SHARES SECURITIES
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              288,036   $              329,763   $              841,987

Payable to (receivable from) the general
  account of Integrity                                              71                      (87)                    (347)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              288,107   $              329,676   $              841,640
                                                ========================================================================
Unit value                                      $                11.89   $                12.55   $                12.10
                                                ========================================================================
Units outstanding                                               24,231                   26,269                   69,557
                                                ========================================================================

                                                                NON-AFFILIATED
                                                -----------------------------------------------
                                                   TEMPLETON GROWTH
                                                      SECURITIES          FIDELITY HIGH INCOME
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              464,310   $            3,154,236

Payable to (receivable from) the general
  account of Integrity                                             (99)                   1,171
                                                -----------------------------------------------
NET ASSETS                                      $              464,211   $            3,155,407
                                                ===============================================
Unit value                                      $                12.43   $                11.49
                                                ===============================================
Units outstanding                                               37,346                  274,622
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                             NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                    VAN KAMPEN LIT          FRANKLIN INCOME         FRANKLIN GROWTH &
                                                       COMSTOCK                SECURITIES           INCOME SECURITIES
                                                    (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              394,784   $           33,075,263   $           15,849,974

Payable to (receivable from) the general
  account of Integrity                                            (150)                   5,258                   (2,422)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              394,634   $           33,080,521   $           15,847,552
                                                ========================================================================
Unit value                                      $                12.25   $                12.63   $                11.77
                                                ========================================================================
Units outstanding                                               32,215                2,619,202                1,346,436
                                                ========================================================================

                                                                NON-AFFILIATED
                                                -----------------------------------------------
                                                  FRANKLIN LARGE CAP         FRANKLIN MUTUAL
                                                  GROWTH SECURITIES         SHARES SECURITIES
                                                    (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              186,477   $            1,785,364

Payable to (receivable from) the general
  account of Integrity                                              20                      445
                                                -----------------------------------------------
NET ASSETS                                      $              186,497   $            1,785,809
                                                ===============================================
Unit value                                      $                11.90   $                12.12
                                                ===============================================
Units outstanding                                               15,672                  147,344
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                             NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                   TEMPLETON GROWTH        TEMPLETON FOREIGN          VAN KAMPEN LIT
                                                      SECURITIES               SECURITIES            EMERGING GROWTH
                                                    (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              403,801   $            1,032,881   $               88,197

Payable to (receivable from) the general
  account of Integrity                                             164                      348                       13
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              403,965   $            1,033,229   $               88,210
                                                ========================================================================
Unit value                                      $                12.45   $                12.57   $                11.93
                                                ========================================================================
Units outstanding                                               32,447                   82,198                    7,394
                                                ========================================================================

                                                                NON-AFFILIATED
                                                -----------------------------------------------
                                                                             PUTNAM VT NEW
                                                  PUTNAM VT VOYAGER          OPPORTUNITIES
                                                    (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $               92,336   $            1,018,948

Payable to (receivable from) the general
  account of Integrity                                             (26)                     (37)
                                                -----------------------------------------------
NET ASSETS                                      $               92,310   $            1,018,911
                                                ===============================================
Unit value                                      $                11.71   $                12.44
                                                ===============================================
Units outstanding                                                7,883                   81,906
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                NON-AFFILIATED
                                                -----------------------------------------------
                                                                             VAN KAMPEN UIF
                                                   PUTNAM VT GEORGE         EMERGING MARKETS
                                                        PUTNAM                   EQUITY
                                                    (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              419,892   $              201,975

Payable to (receivable from) the general
  account of Integrity                                             (39)                      32
                                                -----------------------------------------------
NET ASSETS                                      $              419,853   $              202,007
                                                ===============================================
Unit value                                      $                11.15   $                14.39
                                                ===============================================
Units outstanding                                               37,655                   14,038
                                                ===============================================

                                                                      INITIAL CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                                                     VIP III GROWTH &
                                                  VIP EQUITY-INCOME        VIP II CONTRAFUND              INCOME
                                                    (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $           16,533,295   $           17,938,399   $           10,933,215

Payable to (receivable from) the general
  account of Integrity                                           2,523                    2,421                    3,545
                                                ------------------------------------------------------------------------
NET ASSETS                                      $           16,535,818   $           17,940,820   $           10,936,760
                                                ========================================================================
Unit value                                      $                12.28   $                13.82   $                12.13
                                                ========================================================================
Units outstanding                                            1,346,565                1,298,178                  901,629
                                                ========================================================================

SEE ACCOMPANYING NOTES.

                                                    INITIAL CLASS         INSTITUTIONAL SHARES
                                                    NON-AFFILAITED           NON-AFFILAITED
                                                ----------------------   ----------------------
                                                    VIP III GROWTH            JANUS ASPEN
                                                     OPPORTUNITY            WORLDWIDE GROWTH
                                                    (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION
                                                ----------------------   ----------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $            4,124,787   $           14,073,271

Payable to (receivable from) the general
  account of Integrity                                           1,802                     (502)
                                                ----------------------   ----------------------
NET ASSETS                                      $            4,126,589   $           14,072,769
                                                ======================   ======================
Unit value                                      $                 8.86   $                11.18
                                                ======================   ======================
Units outstanding                                              465,755                1,258,745
                                                ======================   ======================

                                                                      SERVICE CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                                                       MFS EMERGING
                                                      VIP GROWTH            VIP III MID CAP               GROWTH
                                                    (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $            4,377,089   $           10,548,090   $            1,289,568

Payable to (receivable from) the general
  account of Integrity                                             (90)                   1,637                     (438)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $            4,376,999   $           10,549,727   $            1,289,130
                                                ========================================================================
Unit value                                      $                 8.11   $                19.77   $                 4.38
                                                ========================================================================
Units outstanding                                              539,704                  533,623                  294,322
                                                ========================================================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                     MFS EMERGING
                                                        GROWTH            MFS INVESTORS TRUST      MFS INVESTORS TRUST
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              403,349   $              905,163   $              324,133

Payable to (receivable from) the general
  account of Integrity                                             108                     (255)                     129
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              403,457   $              904,908   $              324,262
                                                ========================================================================
Unit value                                      $                 7.70   $                 7.84   $                 8.88
                                                ========================================================================
Units outstanding                                               52,397                  115,422                   36,516
                                                ========================================================================

                                                         SERVICE CLASS NON-AFFILIATED
                                                -----------------------------------------------
                                                  MFS MID CAP GROWTH       MFS MID CAP GROWTH
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $            3,870,453   $            1,112,932

Payable to (receivable from) the general
  account of Integrity                                           2,811                      613
                                                -----------------------------------------------
NET ASSETS                                      $            3,873,264   $            1,113,545
                                                ===============================================
Unit value                                      $                 5.89   $                 6.84
                                                ===============================================
Units outstanding                                              657,600                  162,799
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE CLASS NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                                                                       MFS CAPITAL
                                                  MFS NEW DISCOVERY        MFS NEW DISCOVERY          OPPORTUNITIES
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $345,396,744)               $            1,804,690   $              766,957   $            1,739,206

Payable to (receivable from) the general
  account of Integrity                                           1,154                      (61)                     660
                                                ------------------------------------------------------------------------
NET ASSETS                                      $            1,805,844   $              766,896   $            1,739,866
                                                ========================================================================
Unit value                                      $                 7.68   $                 8.89   $                 5.71
                                                ========================================================================
Units outstanding                                              235,136                   86,265                  304,705
                                                ========================================================================

                                                         SERVICE CLASS NON-AFFILIATED
                                                -----------------------------------------------
                                                     MFS CAPITAL          MFS INVESTORS GROWTH
                                                    OPPORTUNITIES                STOCK
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
 (aggregate cost of $345,396,744)               $              304,265   $              359,146

Payable to (receivable from) the general
  account of Integrity                                             168                     (218)
                                                -----------------------------------------------
NET ASSETS                                      $              304,433   $              358,928
                                                ===============================================
Unit value                                      $                 7.82   $                 8.12
                                                ===============================================
Units outstanding                                               38,930                   44,203
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                                                       SERVICE CLASS
                                                         SERVICE CLASS NON-AFFILIATED                   AFFILIATED
                                                ------------------------------------------------------------------------
                                                                                                     TOUCHSTONE MONEY
                                                     MFS RESEARCH           MFS TOTAL RETURN              MARKET
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $               76,648   $            4,913,116   $            3,245,307

Payable to (receivable from) the general
  account of Integrity                                              20                    1,330                     (120)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               76,668   $            4,914,446   $            3,245,187
                                                ========================================================================
Unit value                                      $                 8.48   $                10.60   $                 9.96
                                                ========================================================================
Units outstanding                                                9,041                  463,627                  325,822
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                                          VIP DYNAMIC CAPITAL
                                                    VIP CONTRAFUND           APPRECIATION
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                      DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $            3,596,667   $               32,488

Payable to (receivable from) the general
  account of Integrity                                          (1,388)                      (6)
                                                -----------------------------------------------
NET ASSETS                                      $            3,595,279   $               32,482
                                                ===============================================
Unit value                                      $                10.92   $                10.57
                                                ===============================================
Units outstanding                                              329,238                    3,073
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                     SERVICE CLASS 2 NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                  VIP EQUITY-INCOME       VIP GROWTH & INCOME           VIP GROWTH
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $            5,614,596   $            2,589,010   $            3,062,714

Payable to (receivable from) the general
  account of Integrity                                          (2,354)                     246                       73
                                                ------------------------------------------------------------------------
NET ASSETS                                      $            5,612,242   $            2,589,256   $            3,062,787
                                                ========================================================================
Unit value                                      $                10.08   $                 9.87   $                 8.45
                                                ========================================================================
Units outstanding                                              556,770                  262,336                  362,460
                                                ========================================================================

                                                        SERVICE CLASS 2 NON-AFFILIATED
                                                -----------------------------------------------
                                                      VIP GROWTH
                                                    OPPORTUNITIES             VIP MID CAP
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              197,291   $            3,866,272

Payable to (receivable from) the general
  account of Integrity                                             (16)                  (1,102)
                                                -----------------------------------------------
NET ASSETS                                      $              197,275   $            3,865,170
                                                ===============================================
Unit value                                      $                 9.39   $                12.36
                                                ===============================================
Units outstanding                                               21,009                  312,716
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                      SERVICE SHARES NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                 JANUS ASPEN MID CAP      JANUS ASPEN MID CAP
                                                       GROWTH                   GROWTH             JANUS ASPEN GROWTH
                                                   (PINNACLE(TM))          (PINNACLE IV(TM))          (PINNACLE(TM))
                                                      DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              774,123   $              220,343   $              804,894

Payable to (receivable from) the general
  account of Integrity                                             750                      110                     (323)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              774,873   $              220,453   $              804,571
                                                ========================================================================
Unit value                                      $                 3.79   $                 8.24   $                 5.99
                                                ========================================================================
Units outstanding                                              204,452                   26,754                  134,319
                                                ========================================================================

                                                         SERVICE SHARES NON-AFFILIATED
                                                -----------------------------------------------
                                                                              JANUS ASPEN
                                                  JANUS ASPEN GROWTH      INTERNATIONAL GROWTH
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              309,943   $              268,053

Payable to (receivable from) the general
  account of Integrity                                              18                      129
                                                -----------------------------------------------
NET ASSETS                                      $              309,961   $              268,182
                                                ===============================================
Unit value                                      $                 8.48   $                 9.33
                                                ===============================================
Units outstanding                                               36,552                   28,744
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                    SERVICE SHARES
                                                    NON-AFFILIATED               CLASS 1B SHARES NON-AFFILIATED
                                                ----------------------   -----------------------------------------------
                                                     JANUS ASPEN           PUTNAM VT GROWTH &       PUTNAM VT GROWTH &
                                                   WORLDWIDE GROWTH              INCOME                   INCOME
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ----------------------   -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              713,006   $              853,340   $              918,923

Payable to (receivable from) the general
  account of Integrity                                            (217)                     134                      179
                                                ----------------------   -----------------------------------------------
NET ASSETS                                      $              712,789   $              853,474   $              919,102
                                                ======================   ===============================================
Unit value                                      $                 8.46   $                 9.55   $                 9.55
                                                ======================   ===============================================
Units outstanding                                               84,254                   89,369                   96,241
                                                ======================   ===============================================

                                                      PUTNAM VT                PUTNAM VT
                                                 INTERNATIONAL EQUITY     INTERNATIONAL EQUITY
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $            1,263,096   $              383,302

Payable to (receivable from) the general
  account of Integrity                                             200                      121
                                                -----------------------------------------------
NET ASSETS                                      $            1,263,296   $              383,423
                                                ===============================================
Unit value                                      $                 9.88   $                 9.95
                                                ===============================================
Units outstanding                                              127,864                   38,535
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                         CLASS 1B SHARES NON-AFFILIATED
                                                -----------------------------------------------
                                                 PUTNAM VT SMALL CAP      PUTNAM VT SMALL CAP
                                                        VALUE                    VALUE
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $            3,408,476   $            2,424,682

Payable to (receivable from) the general
  account of Integrity                                            (571)                    (999)
                                                -----------------------------------------------
NET ASSETS                                      $            3,407,905   $            2,423,683
                                                ===============================================
Unit value                                      $                12.15   $                12.08
                                                ===============================================
Units outstanding                                              280,486                  200,636
                                                ===============================================

                                                                                                          CLASS A
                                                         CLASS 1B SHARES NON-AFFILIATED               NON-AFFILIATED
                                                -----------------------------------------------   ----------------------
                                                 PUTNAM VT DISCOVERY      PUTNAM VT DISCOVERY      SCUDDER EAFE EQUITY
                                                        GROWTH                   GROWTH                   INDEX
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                -----------------------------------------------   ----------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              132,082   $              293,732   $            2,026,404

Payable to (receivable from) the general
  account of Integrity                                              37                      (30)                    (170)
                                                -----------------------------------------------   ----------------------
NET ASSETS                                      $              132,119   $              293,702   $            2,026,234
                                                ===============================================   ======================
Unit value                                      $                 8.10   $                 8.15   $                 8.84
                                                ===============================================   ======================
Units outstanding                                               16,311                   36,037                  229,212
                                                ===============================================   ======================

SEE ACCOMPANYING NOTES.

                                                                         CLASS A NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                 SCUDDER EAFE EQUITY       SCUDDER EQUITY 500       SCUDDER EQUITY 500
                                                        INDEX                    INDEX                    INDEX
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $              168,166   $           18,813,210   $            1,811,586

Payable to (receivable from) the general
  account of Integrity                                             (71)                     115                     (799)
                                                ------------------------------------------------------------------------
NET ASSETS                                      $              168,095   $           18,813,325   $            1,810,787
                                                ========================================================================
Unit value                                      $                 9.54   $                11.51   $                 9.21
                                                ========================================================================
Units outstanding                                               17,620                1,634,520                  196,611
                                                ========================================================================

                                                             CLASS A NON-AFFILIATED
                                                -----------------------------------------------
                                                  SCUDDER SMALL CAP        SCUDDER SMALL CAP
                                                        INDEX                    INDEX
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $            5,387,059   $              270,820

Payable to (receivable from) the general
  account of Integrity                                           1,318                      (66)
                                                ===============================================
NET ASSETS                                      $            5,388,377   $              270,754
                                                ===============================================
Unit value                                      $                11.67   $                11.35
                                                ===============================================
Units outstanding                                              461,729                   23,855
                                                ===============================================

SEE ACCOMPANYING NOTES.

                                                                          CLASS B NON-AFFILIATED
                                                ------------------------------------------------------------------------
                                                 SCUDDER EAFE EQUITY       SCUDDER EQUITY 500       SCUDDER SMALL CAP
                                                        INDEX                    INDEX                    INDEX
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
ASSETS
Investments, at value
  (aggregate cost of $345,396,744)              $               61,016   $            4,242,326   $              955,629

Payable to (receivable from) the general
  account of Integrity                                              31                     (136)                     335
                                                ------------------------------------------------------------------------
NET ASSETS                                      $               61,047   $            4,242,190   $              955,964
                                                ========================================================================
Unit value                                      $                10.20   $                10.52   $                10.96
                                                ========================================================================
Units outstanding                                                5,985                  403,250                   87,223
                                                ========================================================================

SEE ACCOMPANYING NOTES.

             Separate Account II of Integrity Life Insurance Company

                             Statement of Operations

                         Periods Ended December 31, 2003

                                                                           GABELLI LARGE CAP        GABELLI LARGE CAP
                                                                                 VALUE                    VALUE
                                                                             (PINNACLE(TM))         (PINNACLE IV(TM))
                                                                                DIVISION                 DIVISION
                                                        TOTAL                 -APRIL 28**-             -APRIL 28**-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $            6,837,814   $               19,141   $                1,740

EXPENSES
  Mortality and expense risk and
    administrative charges                                   4,252,206                   19,878                    1,977
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                 2,585,608                     (737)                    (237)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                         (30,525,113)              (2,946,715)                 (43,285)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                      (67,100,803)              (3,154,890)                 (61,184)
  End of period                                             27,882,792                        -                        -
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                        94,983,595                3,154,890                   61,184
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                     64,458,482                  208,175                   17,899
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $           67,044,090   $              207,438   $               17,662
                                                ========================================================================

                                                 TOUCHSTONE LARGE CAP     TOUCHSTONE LARGE CAP       TOUCHSTONE THIRD
                                                        GROWTH                   GROWTH                AVENUE VALUE
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $               13,285   $                  372   $               71,034

EXPENSES
  Mortality and expense risk and
    administrative charges                                     150,427                    3,207                  271,599
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  (137,142)                  (2,835)                (200,565)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                          (4,234,855)                 (18,586)                 218,585
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                      (15,366,220)                 (43,090)              (2,733,190)
  End of period                                             (7,981,075)                  43,782                3,946,270
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                         7,385,145                   86,872                6,679,460
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                      3,150,290                   68,286                6,898,045
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $            3,013,148   $               65,451   $            6,697,480
                                                ========================================================================

                                                   TOUCHSTONE THIRD
                                                     AVENUE VALUE
                                                   (PINNACLE IV(TM))
                                                       DIVISION
                                                ----------------------
INVESTMENT INCOME
  Reinvested dividends                          $               10,920

EXPENSES
  Mortality and expense risk and
    administrative charges                                      48,081
                                                ----------------------
NET INVESTMENT INCOME (LOSS)                                   (37,161)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                             (85,246)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                         (414,620)
  End of period                                                868,528
                                                ----------------------
  Change in net unrealized appreciation
    (depreciation) during the period                         1,283,148
                                                ----------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                      1,197,902
                                                ----------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $            1,160,741
                                                ======================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                   TOUCHSTONE BARON         TOUCHSTONE BARON
                                                   SMALL CAP VALUE          SMALL CAP VALUE        TOUCHSTONE BALANCED
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                2,075

EXPENSES
  Mortality and expense risk and
    administrative charges                                      47,095                   12,015                    2,018
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (47,095)                 (12,015)                      57

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                             (72,223)                  (1,947)                   1,522
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                         (385,557)                 (77,348)                     242
  End of period                                                680,801                  169,157                   30,650
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                         1,066,358                  246,505                   30,408
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        994,135                  244,558                   31,930
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              947,040   $              232,543   $               31,987
                                                ========================================================================

                                                                            TOUCHSTONE CORE          TOUCHSTONE CORE
                                                 TOUCHSTONE BALANCED              BOND                     BOND
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                9,398   $               23,214   $               65,539

EXPENSES
  Mortality and expense risk and
    administrative charges                                      15,493                    5,759                   28,215
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (6,095)                  17,455                   37,324

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                               2,600                   (1,013)                 (86,962)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                           (3,978)                  (4,201)                (121,347)
  End of period                                                201,089                  (18,890)                 (49,861)
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                           205,067                  (14,689)                  71,486
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        207,667                  (15,702)                 (15,476)
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              201,572   $                1,753   $               21,848
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                 TOUCHSTONE EMERGING      TOUCHSTONE EMERGING      TOUCHSTONE ENHANCED
                                                        GROWTH                   GROWTH                DIVIDEND 30
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                5,313   $                7,360   $                7,824

EXPENSES
  Mortality and expense risk and
    administrative charges                                       2,796                    6,153                    2,522
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     2,517                    1,207                    5,302

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                               9,544                   17,552                    1,689
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                             (650)                 (23,159)                       -
  End of period                                                 51,214                  120,033                   72,733
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            51,864                  143,192                   72,733
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                         61,408                  160,744                   74,422
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $               63,925   $              161,951   $               79,724
                                                ========================================================================

                                                 TOUCHSTONE ENHANCED      TOUCHSTONE GROWTH &      TOUCHSTONE GROWTH &
                                                     DIVIDEND 30                INCOME                    INCOME
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $               45,371   $               13,449   $               22,696

EXPENSES
  Mortality and expense risk and
    administrative charges                                      15,606                    1,756                    3,998
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    29,765                   11,693                   18,698

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                              18,540                    3,625                   10,155
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                           (1,064)                       -                  (10,859)
  End of period                                                659,214                   25,307                   55,582
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                           660,278                   25,307                   66,441
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        678,818                   28,932                   76,596
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              708,583   $               40,625   $               95,294
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                      TOUCHSTONE               TOUCHSTONE
                                                     GROWTH/VALUE             GROWTH/VALUE
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))      TOUCHSTONE HIGH YIELD
                                                       DIVISION                 DIVISION            (PINNACLE IV(TM))
                                                     -APRIL 28**-             -APRIL 28**-               DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $              120,308

EXPENSES
  Mortality and expense risk and
    administrative charges                                         394                       25                   38,995
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (394)                     (25)                  81,313

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                               5,668                      546                  417,072
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                           (1,088)                     (24)                 (16,352)
  End of period                                                      -                        -                  (64,574)
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                             1,088                       24                  (48,222)
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                          6,756                      570                  368,850
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $                6,362   $                  545   $              450,163
                                                ========================================================================

                                                                               TOUCHSTONE               TOUCHSTONE
                                                                          INTERNATIONAL EQUITY     INTERNATIONAL EQUITY
                                                TOUCHSTONE HIGH YIELD      (PINNACLE IV(TM))          (PINNACLE(TM))
                                                    (PINNACLE(TM))              DIVISION                 DIVISION
                                                       DIVISION               -JULY 25**-              -JULY 25**-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $            1,018,234   $                   67   $                    3

EXPENSES
  Mortality and expense risk and
    administrative charges                                     146,169                       13                        1
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   872,065                       54                        2

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                           1,660,790                      (22)                      43
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                           26,250                      (21)                       -
  End of period                                               (458,218)                       -                        -
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                          (484,468)                      21                        -
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                      1,176,322                       (1)                      43
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $            2,048,387   $                   53   $                   45
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                   TOUCHSTONE LARGE         TOUCHSTONE LARGE
                                                      CAP GROWTH               CAP GROWTH            TOUCHSTONE MONEY
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))               MARKET
                                                       DIVISION                 DIVISION             (PINNACLE IV(TM))
                                                     -APRIL 28**-             -APRIL 28**-               DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                1,341

EXPENSES
  Mortality and expense risk and
    administrative charges                                           4                      156                    1,948
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                        (4)                    (156)                    (607)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                                  46                     (119)                       -
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                   (1,764)                       -
  End of period                                                      -                        -                        -
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                                 -                    1,764                        -
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                             46                    1,645                        -
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $                   42   $                1,489   $                 (607)
                                                ========================================================================

                                                                          TOUCHSTONE SMALL CAP     TOUCHSTONE SMALL CAP
                                                   TOUCHSTONE MONEY              VALUE                    VALUE
                                                        MARKET              (PINNACLE IV(TM))          (PINNACLE(TM))
                                                    (PINNACLE(TM))              DIVISION                 DIVISION
                                                       DIVISION               -APRIL 28**-             -APRIL 28**-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $               66,647   $                    -   $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                     100,873                      103                      168
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (34,226)                    (103)                    (168)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                                   -                      280                   (1,175)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                     (172)                  (1,180)
  End of period                                                      -                        -                        -
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                                 -                      172                    1,180
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                              -                      452                        5
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              (34,226)  $                  349   $                 (163)
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                TOUCHSTONE VALUE PLUS    TOUCHSTONE VALUE PLUS           JPM BOND
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                3,766   $               33,222   $            1,469,705

EXPENSES
  Mortality and expense risk and
    administrative charges                                       5,236                   47,404                  349,966
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (1,470)                 (14,182)               1,119,739

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                               4,958                  109,014                  408,831
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                   (4,336)               1,391,381
  End of period                                                114,304                1,068,424                  391,061
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                           114,304                1,072,760               (1,000,320)
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        119,262                1,181,774                 (591,489)
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              117,792   $            1,167,592   $              528,250
                                                ========================================================================

                                                                           JPM INTERNATIONAL        JPM INTERNATIONAL
                                                       JPM BOND              OPPORTUNITIES            OPPORTUNITIES
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $              277,663   $               16,754   $                1,341

EXPENSES
  Mortality and expense risk and
    administrative charges                                      74,272                   31,658                    2,203
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   203,391                  (14,904)                    (862)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                              83,866                   55,119                      747
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                          185,414                   17,170                     (572)
  End of period                                                 16,336                  717,214                   54,736
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                          (169,078)                 700,044                   55,308
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        (85,212)                 755,163                   56,055
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              118,179   $              740,259   $               55,193
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                             VAN KAMPEN UIF           VAN KAMPEN UIF
                                                                            EMERGING MARKETS         EMERGING MARKETS
                                                  JPM MID CAP VALUE               DEBT                     DEBT
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                  273   $                    -   $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                       1,644                   32,973                    3,229
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (1,371)                 (32,973)                  (3,229)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                               1,890                   55,159                   12,940
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                            2,255                  (15,213)                    (893)
  End of period                                                 30,317                  523,557                   35,120
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            28,062                  538,770                   36,013
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                         29,952                  593,929                   48,953
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $               28,581   $              560,956   $               45,724
                                                ========================================================================

                                                                                                        VAN KAMPEN
                                                                                                        BANDWIDTH &
                                                 VAN KAMPEN UIF U.S.      VAN KAMPEN UIF U.S.       TELECOMMUNICATION
                                                     REAL ESTATE              REAL ESTATE             (PINNACLE(TM))
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))             DIVISION
                                                       DIVISION                 DIVISION               -APRIL 30**-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                      58,111                   15,138                       91
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (58,111)                 (15,138)                     (91)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                              61,204                   23,581                  (10,460)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                         (222,601)                 (59,208)                 (11,676)
  End of period                                              1,049,819                  255,643                        -
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                         1,272,420                  314,851                   11,676
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                      1,333,624                  338,432                    1,216
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $            1,275,513   $              323,294   $                1,125
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                      VAN KAMPEN               VAN KAMPEN               VAN KAMPEN
                                                     BANDWIDTH &            BIOTECHNOLOGY &          BIOTECHNOLOGY &
                                                  TELECOMMUNICATION          PHARMACEUTICAL           PHARMACEUTICAL
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                     -APRIL 30**-             -APRIL 30**-             -APRIL 30**-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                         221                    1,199                      810
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (221)                  (1,199)                    (810)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                             (49,165)                 (60,605)                   1,174
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                          (51,794)                 (95,870)                 (22,797)
  End of period                                                      -                        -                        -
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            51,794                   95,870                   22,797
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                          2,629                   35,265                   23,971
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $                2,408   $               34,066   $               23,161
                                                ========================================================================

                                                                          VAN KAMPEN MS HIGH-      VAN KAMPEN MS HIGH-
                                                 VAN KAMPEN INTERNET         TECH 35 INDEX            TECH 35 INDEX
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                     -APRIL 30**-             -APRIL 30**-             -APRIL 30**-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                          43                      220                       24
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (43)                    (220)                     (24)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                              (2,030)                  (2,248)                    (691)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                           (5,304)                  (6,951)                  (1,144)
  End of period                                                      -                        -                        -
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                             5,304                    6,951                    1,144
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                          3,274                    4,703                      453
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $                3,231   $                4,483   $                  429
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                  VAN KAMPEN MS U.S.       VAN KAMPEN MS U.S.         VAN KAMPEN LIT
                                                    MULTINATIONAL            MULTINATIONAL               COMSTOCK
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                     -APRIL 30**-             -APRIL 30**-             -JANUARY 6*-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                          37                       20                      700
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       (37)                     (20)                    (700)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                                (311)                  (1,980)                     142
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                             (681)                  (2,519)                       -
  End of period                                                      -                        -                   19,704
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                               681                    2,519                   19,704
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                            370                      539                   19,846
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $                  333   $                  519   $               19,146
                                                =======================================================================-

                                                                             VAN KAMPEN UIF
                                                    VAN KAMPEN LIT          EMERGING MARKETS
                                                   EMERGING GROWTH               EQUITY             PUTNAM VT VOYAGER
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                     -JANUARY 6*-             -JANUARY 6*-             -JANUARY 6*-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                   12

EXPENSES
  Mortality and expense risk and
    administrative charges                                         123                    1,251                      524
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (123)                  (1,251)                    (512)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                                  33                      740                      726
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                        -                        -
  End of period                                                  1,545                   47,336                    4,685
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                             1,545                   47,336                    4,685
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                          1,578                   48,076                    5,411
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $                1,455   $               46,825   $                4,899
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                             PUTNAM VT THE
                                                    PUTNAM VT NEW          GEORGE PUTNAM FUND
                                                    OPPORTUNITIES              OF BOSTON            FIDELITY BALANCED
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                     -JANUARY 6*-             -JANUARY 6*-               -MAY 1*-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    5   $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                         414                       88                      467
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (414)                     (83)                    (467)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                                 505                        4                       31
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                        -                        -
  End of period                                                  6,262                    1,662                    5,095
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                             6,262                    1,662                    5,095
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                          6,767                    1,666                    5,126
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $                6,353   $                1,583   $                4,659
                                                ========================================================================

                                                   FRANKLIN INCOME         FRANKLIN GROWTH &        FRANKLIN LARGE CAP
                                                      SECURITIES           INCOME SECURITIES        GROWTH SECURITIES
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                     -JANUARY 6*-             -JANUARY 6*-             -JANUARY 6*-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $               90,912   $               12,407   $                   60

EXPENSES
  Mortality and expense risk and
    administrative charges                                      26,325                    5,927                      986
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    64,587                    6,480                     (926)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                              33,469                   (4,074)                   1,331
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                        -                        -
  End of period                                                385,866                   95,015                   19,515
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                           385,866                   95,015                   19,515
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        419,335                   90,941                   20,846
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              483,922   $               97,421   $               19,920
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                  TEMPLETON FOREIGN         FRANKLIN MUTUAL          TEMPLETON GROWTH
                                                      SECURITIES           SHARES SECURITIES            SECURITIES
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                     -JANUARY 6*-             -JANUARY 6*-             -JANUARY 6*-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                  394   $                1,862   $                  280

EXPENSES
  Mortality and expense risk and
    administrative charges                                       1,078                    4,443                    1,299
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (684)                  (2,581)                  (1,019)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                                 507                   (1,904)                   3,306
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                        -                        -
  End of period                                                 30,653                   83,295                   34,249
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            30,653                   83,295                   34,249
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                         31,160                   81,391                   37,555
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $               30,476   $               78,810   $               36,536
                                                ========================================================================

                                                                             VAN KAMPEN LIT          FRANKLIN INCOME
                                                 FIDELITY HIGH INCOME           COMSTOCK                SECURITIES
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                       -MAY 1*-               -JANUARY 6*-             -JANUARY 6*-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                  197   $            1,551,213

EXPENSES
  Mortality and expense risk and
    administrative charges                                       7,924                    1,700                  381,095
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (7,924)                  (1,503)               1,170,118

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                              34,606                    2,010                  289,293
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                        -                        -
  End of period                                                 99,591                   41,350                5,864,300
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            99,591                   41,350                5,864,300
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        134,197                   43,360                6,153,593
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              126,273   $               41,857   $            7,323,711
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                  FRANKLIN GROWTH &        FRANKLIN LARGE CAP        FRANKLIN MUTUAL
                                                  INCOME SECURITIES        GROWTH SECURITIES        SHARES SECURITIES
                                                    (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                     -JANUARY 6*-             -JANUARY 6*-             -JANUARY 6*-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $              454,474   $                  336   $               10,744

EXPENSES
  Mortality and expense risk and
    administrative charges                                     182,231                      847                   15,287
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   272,243                     (511)                  (4,543)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                              26,654                      536                   (2,565)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                        -                        -
  End of period                                              2,651,475                   16,426                  253,870
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                         2,651,475                   16,426                  253,870
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                      2,678,129                   16,962                  251,305
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $            2,950,372   $               16,451   $              246,762
                                                ========================================================================

                                                   TEMPLETON GROWTH        FIDELITY VIP MONEY       TEMPLETON FOREIGN
                                                      SECURITIES                 MARKET                 SECURITIES
                                                    (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                     -JANUARY 6*-             -JULY 25**-              -JANUARY 6*-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                  979   $               97,149   $                4,154

EXPENSES
  Mortality and expense risk and
    administrative charges                                       1,547                  124,626                    4,847
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (568)                 (27,477)                    (693)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                               7,588                        -                  117,120
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                        -                        -
  End of period                                                 35,929                        -                   81,258
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            35,929                        -                   81,258
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                         43,517                        -                  198,378
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $               42,949   $              (27,477)  $              197,685
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                    VAN KAMPEN LIT                                    PUTNAM VT NEW
                                                   EMERGING GROWTH         PUTNAM VT VOYAGER          OPPORTUNITIES
                                                    (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                     -JANUARY 6*-             -JANUARY 6*-             -JANUARY 6*-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                         412                      877                    3,067
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (412)                    (877)                  (3,067)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                                 150                    7,515                    6,402
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                        -                        -
  End of period                                                  6,443                    9,145                   55,654
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                             6,443                    9,145                   55,654
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                          6,593                   16,660                   62,056
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $                6,181   $               15,783   $               58,989
                                                ========================================================================

                                                                                                      INITIAL CLASS
                                                                                                  ----------------------
                                                                             VAN KAMPEN UIF
                                                   PUTNAM VT GEORGE         EMERGING MARKETS
                                                        PUTNAM                   EQUITY
                                                    (PINNACLE(TM))           (PINNACLE(TM))          VIP EQUITY-INCOME
                                                       DIVISION                 DIVISION              (PINNACLE(TM))
                                                     -JANUARY 6*-             -JANUARY 6*-               DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $               10,481   $                    -   $              256,839

EXPENSES
  Mortality and expense risk and
    administrative charges                                       5,768                      568                  189,817
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     4,713                     (568)                  67,022

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                               6,576                      290                 (912,038)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                        -               (3,681,481)
  End of period                                                 39,918                   21,105                  737,550
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            39,918                   21,105                4,419,031
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                         46,494                   21,395                3,506,993
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $               51,207   $               20,827   $            3,574,015
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                             INITIAL CLASS
                                                ------------------------------------------------------------------------
                                                                            VIP III GROWTH &          VIP III GROWTH
                                                  VIP II CONTRAFUND              INCOME                OPPORTUNITY
                                                    (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $               74,848   $              120,046   $               26,820

EXPENSES
  Mortality and expense risk and
    administrative charges                                     210,472                  136,618                   48,248
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                  (135,624)                 (16,572)                 (21,428)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                          (1,357,727)                (792,888)                (598,399)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                       (2,384,696)              (3,140,696)              (2,101,089)
  End of period                                              2,783,246                 (345,358)                (589,866)
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                         5,167,942                2,795,338                1,511,223
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                      3,810,215                2,002,450                  912,824
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $            3,674,591   $            1,985,878   $              891,396
                                                ========================================================================

                                                                          INSTITUTIONAL SHARES
                                                ------------------------------------------------------------------------
                                                                          JANUS ASPEN CAPITAL       JANUS ASPEN MONEY
                                                 JANUS ASPEN BALANCED         APPRECIATION                MARKET
                                                    (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                    -JANUARY 17**-           -JANUARY 17**-           -JANUARY 17**-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                9,759

EXPENSES
  Mortality and expense risk and
    administrative charges                                      18,588                    9,595                   11,898
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (18,588)                  (9,595)                  (2,139)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                          (4,970,428)             (10,759,144)                    (220)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                       (5,127,932)             (11,133,743)                       1
  End of period                                                      -                        -                        -
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                         5,127,932               11,133,743                       (1)
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        157,504                  374,599                     (221)
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              138,916   $              365,004   $               (2,360)
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                 INSTITUTIONAL SHARES                     SERVICE CLASS
                                                ----------------------   -----------------------------------------------
                                                     JANUS ASPEN
                                                   WORLDWIDE GROWTH            VIP GROWTH            VIP III MID CAP
                                                    (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ----------------------   -----------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $              151,424   $                6,101   $               27,270

EXPENSES
  Mortality and expense risk and
    administrative charges                                     192,036                   43,661                  115,571
                                                ----------------------   -----------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (40,612)                 (37,560)                 (88,301)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                          (2,716,236)                (397,157)                (236,380)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                       (4,751,646)                (662,230)                (592,121)
  End of period                                                776,748                  611,471                2,458,136
                                                ----------------------   -----------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                         5,528,394                1,273,701                3,050,257
                                                ----------------------   -----------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                      2,812,158                  876,544                2,813,877
                                                ----------------------   -----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $            2,771,546   $              838,984   $            2,725,576
                                                ======================   ===============================================

                                                                             SERVICE CLASS
                                                ------------------------------------------------------------------------
                                                     MFS EMERGING             MFS EMERGING
                                                        GROWTH                   GROWTH            MFS INVESTORS TRUST
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                3,632

EXPENSES
  Mortality and expense risk and
    administrative charges                                      13,816                    4,518                   10,415
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (13,816)                  (4,518)                  (6,783)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                            (292,219)                 (23,019)                 (66,162)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                       (1,108,548)                 (45,804)                (176,002)
  End of period                                               (551,782)                  55,822                   33,782
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                           556,766                  101,626                  209,784
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        264,547                   78,607                  143,622
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              250,731   $               74,089   $              136,839
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                              SERVICE CLASS
                                                ------------------------------------------------------------------------
                                                 MFS INVESTORS TRUST       MFS MID CAP GROWTH       MFS MID CAP GROWTH
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                1,170   $                    -   $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                       3,804                   36,913                    9,219
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (2,634)                 (36,913)                  (9,219)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                              (4,909)                (446,949)                 (36,116)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                          (44,766)              (1,316,020)                (109,259)
  End of period                                                 12,432                  (32,332)                 111,618
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            57,198                1,283,688                  220,877
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                         52,289                  836,739                  184,761
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $               49,655   $              799,826   $              175,542
                                                ========================================================================

                                                                             SERVICE CLASS
                                                ------------------------------------------------------------------------
                                                                                                       MFS CAPITAL
                                                  MFS NEW DISCOVERY        MFS NEW DISCOVERY          OPPORTUNITIES
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                      26,661                    7,601                   22,126
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (26,661)                  (7,601)                 (22,126)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                            (427,656)                 (41,089)                (338,245)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                       (1,067,308)                (113,663)              (1,355,011)
  End of period                                                (88,379)                  73,206                 (634,878)
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                           978,929                  186,869                  720,133
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        551,273                  145,780                  381,888
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              524,612   $              138,179   $              359,762
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                             SERVICE CLASS
                                                ------------------------------------------------------------------------
                                                     MFS CAPITAL             MFS INVESTORS
                                                    OPPORTUNITIES             GROWTH STOCK             MFS RESEARCH
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                  183

EXPENSES
  Mortality and expense risk and
    administrative charges                                       3,566                    2,613                      807
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (3,566)                  (2,613)                    (624)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                              (5,627)                  (3,686)                    (836)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                          (66,742)                 (21,995)                  (7,608)
  End of period                                                 (1,467)                  20,027                    5,188
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            65,275                   42,022                   12,796
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                         59,648                   38,336                   11,960
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $               56,082   $               35,723   $               11,336
                                                ========================================================================

                                                                 SERVICE CLASS                       SERVICE CLASS 2
                                                -----------------------------------------------   ----------------------
                                                                            TOUCHSTONE MONEY
                                                                                 MARKET
                                                   MFS TOTAL RETURN        (PINNACLE IV(TM))          VIP CONTRAFUND
                                                  (PINNACLE IV(TM))             DIVISION            (PINNACLE IV(TM))
                                                       DIVISION                -JULY 14*-                DIVISION
                                                -----------------------------------------------   ----------------------
INVESTMENT INCOME
  Reinvested dividends                          $               55,840   $               11,547   $                5,388

EXPENSES
  Mortality and expense risk and
    administrative charges                                      52,887                   26,527                   30,178
                                                -----------------------------------------------   ----------------------
NET INVESTMENT INCOME (LOSS)                                     2,953                  (14,980)                 (24,790)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                             (22,521)                       -                  (41,570)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                          (74,674)                       -                  (99,208)
  End of period                                                488,919                        -                  479,767
                                                -----------------------------------------------   ----------------------
  Change in net unrealized appreciation
    (depreciation) during the period                           563,593                        -                  578,975
                                                -----------------------------------------------   ----------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        541,072                        -                  537,405
                                                -----------------------------------------------   ----------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              544,025   $              (14,980)  $              512,615
                                                ===============================================   ======================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                             SERVICE CLASS 2
                                                ------------------------------------------------------------------------
                                                 VIP DYNAMIC CAPITAL
                                                     APPRECIATION          VIP EQUITY-INCOME       VIP GROWTH & INCOME
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $               52,509   $               11,182

EXPENSES
  Mortality and expense risk and
    administrative charges                                         423                   56,640                   22,377
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (423)                  (4,131)                 (11,195)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                                  (4)                 (84,686)                  62,904
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                           (3,364)                (172,876)                 (84,059)
  End of period                                                  3,199                  998,361                  132,101
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                             6,563                1,171,237                  216,160
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                          6,559                1,086,551                  279,064
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $                6,136   $            1,082,420   $              267,869
                                                ========================================================================

                                                                             SERVICE CLASS 2
                                                ------------------------------------------------------------------------
                                                                               VIP GROWTH
                                                      VIP GROWTH             OPPORTUNITIES             VIP MID CAP
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                  964   $                  432   $                5,390

EXPENSES
  Mortality and expense risk and
    administrative charges                                      18,989                    1,906                   38,298
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (18,025)                  (1,474)                 (32,908)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                              22,247                   10,047                   76,460
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                          (73,013)                  (8,654)                  11,246
  End of period                                                273,076                   17,190                  887,970
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                           346,089                   25,844                  876,724
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        368,336                   35,891                  953,184
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              350,311   $               34,417   $              920,276
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                    SERVICE CLASS 2                      SERVICE SHARES
                                                ----------------------   -----------------------------------------------
                                                   VIP MONEY MARKET       JANUS ASPEN MID CAP      JANUS ASPEN MID CAP
                                                  (PINNACLE IV(TM))              GROWTH                   GROWTH
                                                       DIVISION              (PINNACLE(TM))         (PINNACLE IV(TM))
                                                     -JULY 25**-                DIVISION                 DIVISION
                                                ----------------------   -----------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $               16,290   $                    -   $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                      29,180                    9,557                    1,471
                                                ----------------------   -----------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (12,890)                  (9,557)                  (1,471)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                                   -                  (88,986)                   5,121
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                               43                 (505,022)                  (5,047)
  End of period                                                      -                 (203,968)                  22,801
                                                ----------------------   -----------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                               (43)                 301,054                   27,848
                                                ----------------------   -----------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                            (43)                 212,068                   32,969
                                                ----------------------   -----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              (12,933)  $              202,511   $               31,498
                                                ======================   ===============================================

                                                                             SERVICE SHARES
                                                ------------------------------------------------------------------------
                                                                          JANUS ASPEN CAPITAL        JANUS ASPEN CORE
                                                 JANUS ASPEN BALANCED         APPRECIATION                EQUITY
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                    -JANUARY 17**-           -JANUARY 17**-           -JANUARY 17**-
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                    -

EXPENSES
  Mortality and expense risk and
    administrative charges                                       1,009                      227                       29
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                    (1,009)                    (227)                     (29)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                             (36,775)                 (33,964)                  (5,507)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                          (44,289)                 (42,794)                  (6,114)
  End of period                                                      -                        -                        -
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            44,289                   42,794                    6,114
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                          7,514                    8,830                      607
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $                6,505   $                8,603   $                  578
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                             SERVICE SHARES
                                                ------------------------------------------------------------------------
                                                                                                       JANUS ASPEN
                                                  JANUS ASPEN GROWTH       JANUS ASPEN GROWTH      INTERNATIONAL GROWTH
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $                  649

EXPENSES
  Mortality and expense risk and
    administrative charges                                      10,768                    6,651                      950
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (10,768)                  (6,651)                    (301)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                             (79,384)                  67,955                     (592)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                         (271,060)                  (5,888)                  (4,117)
  End of period                                                 15,522                   17,553                   26,586
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                           286,582                   23,441                   30,703
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        207,198                   91,396                   30,111
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              196,430   $               84,745   $               29,810
                                                ========================================================================

                                                                             SERVICE SHARES
                                                ------------------------------------------------------------------------
                                                JANUS ASPEN STRATEGIC    JANUS ASPEN STRATEGIC
                                                        VALUE                    VALUE                 JANUS ASPEN
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))         WORLDWIDE GROWTH
                                                       DIVISION                 DIVISION            (PINNACLE IV(TM))
                                                    -JANUARY 17**-           -JANUARY 17**-              DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                                             $ -                      $ -   $                6,288

EXPENSES
  Mortality and expense risk and
    administrative charges                                         628                      140                    9,220
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (628)                    (140)                  (2,932)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                            (239,055)                 (22,336)                 (32,735)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                         (275,034)                 (29,807)                 (79,903)
  End of period                                                      -                        -                  106,742
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                           275,034                   29,807                  186,645
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                         35,979                    7,471                  153,910
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $               35,351   $                7,331   $              150,978
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                            CLASS 1B SHARES
                                                ------------------------------------------------------------------------
                                                  PUTNAM VT GROWTH &       PUTNAM VT GROWTH &           PUTNAM VT
                                                        INCOME                   INCOME            INTERNATIONAL EQUITY
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                9,716   $               10,496   $               11,285

EXPENSES
  Mortality and expense risk and
    administrative charges                                       8,990                    9,416                   14,044
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       726                    1,080                   (2,759)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                               1,539                  (24,610)                 171,018
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                          (20,850)                 (57,325)                  23,633
  End of period                                                127,031                  128,699                  102,313
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                           147,881                  186,024                   78,680
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                        149,420                  161,414                  249,698
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $              150,146   $              162,494   $              246,939
                                                ========================================================================

                                                                            CLASS 1B SHARES
                                                ------------------------------------------------------------------------
                                                      PUTNAM VT           PUTNAM VT SMALL CAP      PUTNAM VT SMALL CAP
                                                 INTERNATIONAL EQUITY            VALUE                    VALUE
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                3,595   $                7,486   $                6,005

EXPENSES
  Mortality and expense risk and
    administrative charges                                       4,455                   32,927                   26,803
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (860)                 (25,441)                 (20,798)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                             (36,473)                (160,918)                 (23,077)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                          (25,048)                (589,694)                (134,420)
  End of period                                                 66,933                  558,233                  688,317
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            91,981                1,147,927                  822,737
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                         55,508                  987,009                  799,660
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $               54,648   $              961,568   $              778,862
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                CLASS 1B SHARES                          CLASS A
                                                -----------------------------------------------   ----------------------
                                                 PUTNAM VT DISCOVERY      PUTNAM VT DISCOVERY      SCUDDER EAFE EQUITY
                                                        GROWTH                   GROWTH                   INDEX
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                -----------------------------------------------   ----------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $                    -   $               73,365

EXPENSES
  Mortality and expense risk and
    administrative charges                                       1,403                    4,117                   21,373
                                                -----------------------------------------------   ----------------------
NET INVESTMENT INCOME (LOSS)                                    (1,403)                  (4,117)                  51,992

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                              (5,982)                  32,754                  (36,385)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                          (22,521)                 (37,667)                 (43,456)
  End of period                                                 12,007                    5,862                  378,728
                                                -----------------------------------------------   ----------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            34,528                   43,529                  422,184
                                                -----------------------------------------------   ----------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                         28,546                   76,283                  385,799
                                                -----------------------------------------------   ----------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $               27,143   $               72,166   $              437,791
                                                ===============================================   ======================

                                                                                CLASS A
                                                ------------------------------------------------------------------------
                                                 SCUDDER EAFE EQUITY       SCUDDER EQUITY 500       SCUDDER EQUITY 500
                                                        INDEX                    INDEX                    INDEX
                                                  (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                6,249   $              217,134   $               19,039

EXPENSES
  Mortality and expense risk and
    administrative charges                                       2,052                  237,200                   22,604
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                     4,197                  (20,066)                  (3,565)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                              (4,114)              (1,590,275)                  43,806
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                          (31,520)              (2,944,811)                 (15,389)
  End of period                                                  9,129                2,814,679                  319,814
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                            40,649                5,759,490                  335,203
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                         36,535                4,169,215                  379,009
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $               40,732   $            4,149,149   $              375,444
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                    CLASS A
                                                -----------------------------------------------
                                                  SCUDDER SMALL CAP        SCUDDER SMALL CAP
                                                        INDEX                    INDEX
                                                    (PINNACLE(TM))         (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION
                                                -----------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $               35,223   $                2,045

EXPENSES
  Mortality and expense risk and
    administrative charges                                      54,480                    3,116
                                                -----------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (19,257)                  (1,071)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                            (135,850)                  (5,830)
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                       (1,042,756)                 (29,010)
  End of period                                                602,536                   58,079
                                                -----------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                         1,645,292                   87,089
                                                -----------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                      1,509,442                   81,259
                                                -----------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $            1,490,185   $               80,188
                                                ===============================================

                                                                                CLASS B
                                                ------------------------------------------------------------------------
                                                 SCUDDER EAFE EQUITY       SCUDDER EQUITY 500       SCUDDER SMALL CAP
                                                        INDEX                    INDEX                    INDEX
                                                  (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                       DIVISION                 DIVISION                 DIVISION
                                                ------------------------------------------------------------------------
INVESTMENT INCOME
  Reinvested dividends                          $                    -   $               27,264   $                  627

EXPENSES
  Mortality and expense risk and
    administrative charges                                         177                   41,579                    4,488
                                                ------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                      (177)                 (14,315)                  (3,861)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on sales
    of investments                                                  15                   20,758                      929
  Net unrealized appreciation
    (depreciation) of investments:
  Beginning of period                                                -                  (45,823)                  (1,348)
  End of period                                                  6,274                  660,782                  122,774
                                                ------------------------------------------------------------------------
  Change in net unrealized appreciation
    (depreciation) during the period                             6,274                  706,605                  124,122
                                                ------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                                          6,289                  727,363                  125,051
                                                ------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $                6,112   $              713,048   $              121,190
                                                ========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

             Separate Account II of Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31, 2003

                                                                                 GABELLI LARGE CAP         GABELLI LARGE CAP
                                                                                       VALUE                     VALUE
                                                                                   (PINNACLE(TM))          (PINNACLE IV(TM))
                                                                                      DIVISION                  DIVISION
                                                             TOTAL                  -APRIL 28**-              -APRIL 28**-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $            2,585,608    $                 (737)   $                 (237)
  Net realized gain (loss) on sales of investments              (30,525,113)               (2,946,715)                  (43,285)
  Change in net unrealized appreciation
    (depreciation) during the period                             94,983,595                 3,154,890                    61,184
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                67,044,090                   207,438                    17,662

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                            22,899,195                     5,865                     2,596
  Contract terminations and benefits                            (37,603,275)                 (277,795)                   (9,755)
  Net transfers among investment options                         27,615,101                (4,911,276)                 (456,042)
  Contract maintenance charges                                     (149,309)                     (613)                      (61)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             12,761,712                (5,183,819)                 (463,262)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                79,805,802                (4,976,381)                 (445,600)

Net assets, beginning of year                                   293,504,449                 4,976,381                   445,600
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $          373,310,251    $                    -    $                    -
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                                                 578                       447
  Units redeemed                                                                              (28,392)                   (1,639)
  Units transferred                                                                          (469,327)                  (72,828)
                                                                               ------------------------------------------------
Net increase (decrease) in units                                                             (497,141)                  (74,020)
                                                                               ================================================

                                                        TOUCHSTONE LARGE          TOUCHSTONE LARGE         TOUCHSTONE THIRD
                                                           CAP GROWTH                CAP GROWTH              AVENUE VALUE
                                                         (PINNACLE(TM))          (PINNACLE IV(TM))          (PINNACLE(TM))
                                                            DIVISION                  DIVISION                 DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $             (137,142)   $               (2,835)   $             (200,565)
  Net realized gain (loss) on sales of investments               (4,234,855)                  (18,586)                  218,585
  Change in net unrealized appreciation
    (depreciation) during the period                              7,385,145                    86,872                 6,679,460
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 3,013,148                    65,451                 6,697,480

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                65,293                    55,967                   193,037
  Contract terminations and benefits                               (811,924)                  (18,080)               (1,542,239)
  Net transfers among investment options                           (507,071)                  111,816                   552,648
  Contract maintenance charges                                       (7,126)                     (246)                   (7,705)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (1,260,828)                  149,457                  (804,259)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 1,752,320                   214,908                 5,893,221

Net assets, beginning of year                                    10,710,516                   133,762                18,821,664
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $           12,462,836    $              348,670    $           24,714,885
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     4,838                     7,548                     6,982
  Units redeemed                                                    (56,592)                   (2,554)                  (58,943)
  Units transferred                                                 (36,492)                   16,243                    12,379
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                    (88,246)                   21,237                   (39,582)
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                         TOUCHSTONE THIRD
                                                          AVENUE VALUE
                                                        (PINNACLE IV(TM))
                                                            DIVISION
                                                     ----------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (37,161)
  Net realized gain (loss) on sales of investments                  (85,246)
  Change in net unrealized appreciation
    (depreciation) during the period                              1,283,148
                                                     ----------------------
Net increase (decrease) in net assets resulting
  from operations                                                 1,160,741

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS

  Contributions from contract holders                               703,991
  Contract terminations and benefits                               (211,712)
  Net transfers among investment options                            620,820
  Contract maintenance charges                                       (2,199)
                                                     ----------------------
Net increase (decrease) in net assets
  from contract related transactions                              1,110,900
                                                     ----------------------
INCREASE (DECREASE) IN NET ASSETS                                 2,271,641

Net assets, beginning of year                                     2,514,448
                                                     ----------------------

NET ASSETS, END OF YEAR                              $            4,786,089
                                                     ======================

UNIT TRANSACTIONS
  Units purchased                                                    73,379
  Units redeemed                                                    (23,924)
  Units transferred                                                  68,212
                                                     ----------------------
Net increase (decrease) in units                                    117,667
                                                     ======================

                                                        TOUCHSTONE BARON          TOUCHSTONE BARON
                                                        SMALL CAP VALUE           SMALL CAP VALUE         TOUCHSTONE BALANCED
                                                         (PINNACLE(TM))          (PINNACLE IV(TM))         (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (47,095)   $              (12,015)   $                   57
  Net realized gain (loss) on sales of investments                  (72,223)                   (1,947)                    1,522
  Change in net unrealized appreciation
    (depreciation) during the period                              1,066,358                   246,505                    30,408
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   947,040                   232,543                    31,987

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                12,951                   198,433                   238,057
  Contract terminations and benefits                               (232,427)                  (49,784)                  (16,564)
  Net transfers among investment options                           (245,963)                  157,493                    85,993
  Contract maintenance charges                                       (1,627)                     (268)                     (131)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               (467,066)                  305,874                   307,355
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   479,974                   538,417                   339,342

Net assets, beginning of year                                     3,594,767                   615,921                    12,308
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            4,074,741    $            1,154,338    $              351,650
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                       785                    20,245                    23,603
  Units redeemed                                                    (14,011)                   (5,038)                   (1,658)
  Units transferred                                                 (19,577)                   15,696                     8,489
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                    (32,803)                   30,903                    30,434
                                                     ==========================================================================

                                                                                  TOUCHSTONE CORE          TOUCHSTONE CORE
                                                      TOUCHSTONE BALANCED               BOND                     BOND
                                                         (PINNACLE(TM))          (PINNACLE IV(TM))          (PINNACLE(TM))
                                                            DIVISION                  DIVISION                 DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (6,095)   $               17,455    $               37,324
  Net realized gain (loss) on sales of investments                    2,600                    (1,013)                  (86,962)
  Change in net unrealized appreciation
    (depreciation) during the period                                205,067                   (14,689)                   71,486
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   201,572                     1,753                    21,848

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                28,869                   385,915                    15,033
  Contract terminations and benefits                                (71,496)                  (29,323)                  (76,575)
  Net transfers among investment options                            863,699                   190,666                  (149,337)
  Contract maintenance charges                                         (992)                     (238)                   (1,236)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                820,080                   547,020                  (212,115)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 1,021,652                   548,773                  (190,267)

Net assets, beginning of year                                       570,256                    69,877                 1,937,427
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            1,591,908    $              618,650    $            1,747,160
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     2,815                    36,492                     1,410
  Units redeemed                                                     (7,448)                   (2,795)                   (7,349)
  Units transferred                                                  86,591                    17,555                   (15,644)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                     81,958                    51,252                   (21,583)
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                      TOUCHSTONE EMERGING       TOUCHSTONE EMERGING       TOUCHSTONE ENHANCED
                                                             GROWTH                    GROWTH                 DIVIDEND 30
                                                       (PINNACLE IV(TM))           (PINNACLE(TM))          (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                2,517    $                1,207    $                5,302
  Net realized gain (loss) on sales of investments                    9,544                    17,552                     1,689
  Change in net unrealized appreciation
    (depreciation) during the period                                 51,864                   143,192                    72,733
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    63,925                   161,951                    79,724

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               213,559                    38,772                   188,906
  Contract terminations and benefits                                 (8,787)                  (39,389)                   (3,803)
  Net transfers among investment options                            461,615                   484,563                 1,181,472
  Contract maintenance charges                                         (262)                     (113)                      (25)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                666,125                   483,833                 1,366,550
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   730,050                   645,784                 1,446,274

Net assets, beginning of year                                         5,799                   303,471                         -
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              735,849    $              949,255    $            1,446,274
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    21,756                     3,867                    19,688
  Units redeemed                                                       (876)                   (4,493)                     (386)
  Units transferred                                                  44,478                    46,195                   116,882
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                     65,358                    45,569                   136,184
                                                     ==========================================================================

                                                      TOUCHSTONE ENHANCED       TOUCHSTONE GROWTH &       TOUCHSTONE GROWTH &
                                                          DIVIDEND 30                  INCOME                    INCOME
                                                         (PINNACLE(TM))          (PINNACLE IV(TM))           (PINNACLE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               29,765    $               11,693    $               18,698
  Net realized gain (loss) on sales of investments                   18,540                     3,625                    10,155
  Change in net unrealized appreciation
    (depreciation) during the period                                660,278                    25,307                    66,441
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   708,583                    40,625                    95,294

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                28,806                   241,845                    50,035
  Contract terminations and benefits                                (55,865)                   (2,137)                  (15,982)
  Net transfers among investment options                         17,183,675                    63,975                   305,811
  Contract maintenance charges                                       (1,283)                      (31)                     (212)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             17,155,333                   303,652                   339,652
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                17,863,916                   344,277                   434,946

Net assets, beginning of year                                        25,350                         -                   198,587
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $           17,889,266    $              344,277    $              633,533
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     2,875                    25,431                     4,982
  Units redeemed                                                     (5,546)                     (220)                   (2,030)
  Units transferred                                               1,680,894                     6,637                    31,558
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                  1,678,223                    31,848                    34,510
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                           TOUCHSTONE                TOUCHSTONE
                                                          GROWTH/VALUE              GROWTH/VALUE
                                                         (PINNACLE(TM))          (PINNACLE IV(TM))       TOUCHSTONE HIGH YIELD
                                                            DIVISION                  DIVISION             (PINNACLE IV(TM))
                                                          -APRIL 28**-              -APRIL 28**-                DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (394)   $                  (25)   $               81,313
  Net realized gain (loss) on sales of investments                    5,668                       546                   417,072
  Change in net unrealized appreciation
    (depreciation) during the period                                  1,088                        24                   (48,222)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                     6,362                       545                   450,163

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                     -                    23,731                 1,320,734
  Contract terminations and benefits                                   (793)                        -                  (143,653)
  Net transfers among investment options                            (92,595)                  (28,901)               (1,449,039)
  Contract maintenance charges                                          (17)                        -                      (628)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                (93,405)                   (5,170)                 (272,586)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   (87,043)                   (4,625)                  177,577

Net assets, beginning of year                                        87,043                     4,625                 1,299,082
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $                    -    $                    -    $            1,476,659
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                         -                     2,817                   122,854
  Units redeemed                                                        (99)                        -                   (13,380)
  Units transferred                                                 (10,836)                   (3,398)                 (118,761)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                    (10,935)                     (581)                   (9,287)
                                                     ==========================================================================

                                                                                    TOUCHSTONE               TOUCHSTONE
                                                                               INTERNATIONAL EQUITY     INTERNATIONAL EQUITY
                                                     TOUCHSTONE HIGH YIELD      (PINNACLE IV(TM))          (PINNACLE(TM))
                                                         (PINNACLE(TM))              DIVISION                 DIVISION
                                                            DIVISION               -JULY 25**-              -JULY 25**-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              872,065    $                   54    $                    2
  Net realized gain (loss) on sales of investments                1,660,790                       (22)                       43
  Change in net unrealized appreciation
    (depreciation) during the period                               (484,468)                       21                         -
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 2,048,387                        53                        45

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                32,572                     4,958                         -
  Contract terminations and benefits                               (589,348)                        -                         -
  Net transfers among investment options                          3,949,915                    (5,382)                      (45)
  Contract maintenance charges                                       (2,997)                       (1)                        -
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              3,390,142                      (425)                      (45)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 5,438,529                      (372)                        -

Net assets, beginning of year                                     7,054,525                       372                         -
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $           12,493,054                       $ -                       $ -
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     2,951                       605                         -
  Units redeemed                                                    (53,972)                        -                         -
  Units transferred                                                 375,555                      (653)                        -
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                    324,534                       (48)                        -
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                      TOUCHSTONE LARGE CAP      TOUCHSTONE LARGE CAP
                                                             GROWTH                    GROWTH               TOUCHSTONE MONEY
                                                       (PINNACLE IV(TM))           (PINNACLE(TM))                MARKET
                                                            DIVISION                  DIVISION             (PINNACLE IV(TM))
                                                          -APRIL 28**-              -APRIL 28**-                DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                   (4)   $                 (156)   $                 (607)
  Net realized gain (loss) on sales of investments                       46                      (119)                        -
  Change in net unrealized appreciation
    (depreciation) during the period                                      -                     1,764                         -
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                        42                     1,489                      (607)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                15,821                         -                     6,950
  Contract terminations and benefits                                      -                       (57)                   (9,587)
  Net transfers among investment options                            (15,863)                  (33,887)                 (727,772)
  Contract maintenance charges                                            -                        (6)                       (5)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                    (42)                  (33,950)                 (730,414)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                         -                   (32,461)                 (731,021)

Net assets, beginning of year                                             -                    32,461                   739,110
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $                    -    $                    -    $                8,089
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     1,954                         -                       696
  Units redeemed                                                          -                        (8)                     (960)
  Units transferred                                                  (1,954)                   (4,159)                  (72,834)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                          -                    (4,167)                  (73,098)
                                                     ==========================================================================

                                                                                TOUCHSTONE SMALL CAP      TOUCHSTONE SMALL CAP
                                                        TOUCHSTONE MONEY               VALUE                     VALUE
                                                             MARKET              (PINNACLE IV(TM))           (PINNACLE(TM))
                                                         (PINNACLE(TM))               DIVISION                  DIVISION
                                                            DIVISION                -APRIL 28**-              -APRIL 28**-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (34,226)   $                 (103)   $                 (168)
  Net realized gain (loss) on sales of investments                        -                       280                    (1,175)
  Change in net unrealized appreciation
    (depreciation) during the period                                      -                       172                     1,180
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (34,226)                      349                      (163)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                15,014                     2,616                         -
  Contract terminations and benefits                             (9,527,933)                     (412)                     (752)
  Net transfers among investment options                         19,457,545                   (49,031)                  (42,764)
  Contract maintenance charges                                       (1,965)                        -                        (9)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              9,942,661                   (46,827)                  (43,525)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 9,908,435                   (46,478)                  (43,688)

Net assets, beginning of year                                     2,077,050                    46,478                    43,688
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $           11,985,485    $                    -    $                    -
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     1,504                       344                         -
  Units redeemed                                                   (954,731)                      (54)                      (98)
  Units transferred                                               1,947,677                    (6,107)                   (5,363)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                    994,450                    (5,817)                   (5,461)
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                     TOUCHSTONE VALUE PLUS     TOUCHSTONE VALUE PLUS            JPM BOND
                                                       (PINNACLE IV(TM))           (PINNACLE(TM))            (PINNACLE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (1,470)   $              (14,182)   $            1,119,739
  Net realized gain (loss) on sales of investments                    4,958                   109,014                   408,831
  Change in net unrealized appreciation
    (depreciation) during the period                                114,304                 1,072,760                (1,000,320)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   117,792                 1,167,592                   528,250

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                40,702                     8,698                   142,095
  Contract terminations and benefits                                (15,930)                 (191,053)               (2,745,029)
  Net transfers among investment options                            473,721                 4,374,717                (6,799,713)
  Contract maintenance charges                                          (99)                   (1,269)                   (8,712)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                498,394                 4,191,093                (9,411,359)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   616,186                 5,358,685                (8,883,109)

Net assets, beginning of year                                             -                    48,399                28,398,655
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              616,186    $            5,407,084    $           19,515,546
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     4,562                       930                    10,725
  Units redeemed                                                     (1,733)                  (21,678)                 (208,732)
  Units transferred                                                  58,975                   556,335                  (514,583)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                     61,804                   535,587                  (712,590)
                                                     ==========================================================================

                                                                                 JPM INTERNATIONAL        JPM INTERNATIONAL
                                                            JPM BOND               OPPORTUNITIES            OPPORTUNITIES
                                                       (PINNACLE IV(TM))           (PINNACLE(TM))         (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                 DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              203,391    $              (14,904)   $                 (862)
  Net realized gain (loss) on sales of investments                   83,866                    55,119                       747
  Change in net unrealized appreciation
    (depreciation) during the period                               (169,078)                  700,044                    55,308
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   118,179                   740,259                    55,193

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                             2,132,103                    15,068                    42,038
  Contract terminations and benefits                               (434,767)                 (114,691)                   (4,520)
  Net transfers among investment options                           (734,112)                  909,519                   126,355
  Contract maintenance charges                                       (1,516)                     (848)                      (97)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                961,708                   809,048                   163,776
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 1,079,887                 1,549,307                   218,969

Net assets, beginning of year                                     4,041,787                 1,641,855                    58,974
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            5,121,674    $            3,191,162    $              277,943
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                   193,109                     2,158                     4,789
  Units redeemed                                                    (39,439)                  (15,623)                     (578)
  Units transferred                                                 (65,082)                  129,695                    15,376
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                     88,588                   116,230                    19,587
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                   VAN KAMPEN UIF            VAN KAMPEN UIF
                                                                                  EMERGING MARKETS          EMERGING MARKETS
                                                       JPM MID CAP VALUE                DEBT                      DEBT
                                                       (PINNACLE IV(TM))           (PINNACLE(TM))          (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (1,371)   $              (32,973)   $               (3,229)
  Net realized gain (loss) on sales of investments                    1,890                    55,159                    12,940
  Change in net unrealized appreciation
    (depreciation) during the period                                 28,062                   538,770                    36,013
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    28,581                   560,956                    45,724

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                63,147                    56,904                    55,618
  Contract terminations and benefits                                 (2,696)                 (180,118)                  (22,216)
  Net transfers among investment options                             32,129                    98,463                   148,715
  Contract maintenance charges                                         (159)                   (1,182)                      (77)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 92,421                   (25,933)                  182,040
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   121,002                   535,023                   227,764

Net assets, beginning of year                                        84,870                 2,156,189                    99,989
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              205,872    $            2,691,212    $              327,753
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     6,032                     4,500                     4,099
  Units redeemed                                                       (279)                  (15,215)                   (1,701)
  Units transferred                                                   2,543                     8,551                    11,655
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                      8,296                    (2,164)                   14,053
                                                     ==========================================================================

                                                                                                               VAN KAMPEN
                                                                                                              BANDWIDTH &
                                                      VAN KAMPEN UIF U.S.        VAN KAMPEN UIF U.S.       TELECOMMUNICATION
                                                          REAL ESTATE                REAL ESTATE             (PINNACLE(TM))
                                                         (PINNACLE(TM))           (PINNACLE IV(TM))             DIVISION
                                                            DIVISION                   DIVISION               -APRIL 30**-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (58,111)   $              (15,138)   $                  (91)
  Net realized gain (loss) on sales of investments                   61,204                    23,581                   (10,460)
  Change in net unrealized appreciation
    (depreciation) during the period                              1,272,420                   314,851                    11,676
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 1,275,513                   323,294                     1,125

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                96,688                   506,524                         -
  Contract terminations and benefits                               (381,884)                  (55,961)                        -
  Net transfers among investment options                           (135,983)                  306,049                   (21,111)
  Contract maintenance charges                                       (2,040)                     (486)                        -
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               (423,219)                  756,126                   (21,111)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   852,294                 1,079,420                   (19,986)

Net assets, beginning of year                                     4,418,691                   606,010                    19,986
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            5,270,985    $            1,685,430    $                    -
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     6,308                    41,717                         -
  Units redeemed                                                    (29,630)                   (4,933)                        -
  Units transferred                                                 (22,286)                   27,001                   (10,197)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                    (45,608)                   63,785                   (10,197)
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                           VAN KAMPEN                VAN KAMPEN                VAN KAMPEN
                                                          BANDWIDTH &             BIOTECHNOLOGY &           BIOTECHNOLOGY &
                                                       TELECOMMUNICATION           PHARMACEUTICAL            PHARMACEUTICAL
                                                       (PINNACLE IV(TM))           (PINNACLE(TM))          (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -APRIL 30**-              -APRIL 30**-              -APRIL 30**-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (221)   $               (1,199)   $                 (810)
  Net realized gain (loss) on sales of investments                  (49,165)                  (60,605)                    1,174
  Change in net unrealized appreciation
    (depreciation) during the period                                 51,794                    95,870                    22,797
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                     2,408                    34,066                    23,161

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                 3,696                         -                     3,686
  Contract terminations and benefits                                 (1,424)                   (6,577)                   (1,078)
  Net transfers among investment options                            (48,479)                 (312,307)                 (193,194)
  Contract maintenance charges                                          (12)                      (53)                      (54)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                (46,219)                 (318,937)                 (190,640)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   (43,811)                 (284,871)                 (167,479)

Net assets, beginning of year                                        43,811                   284,871                   167,479
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $                    -    $                    -    $                    -
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     1,735                         -                       574
  Units redeemed                                                       (688)                   (1,012)                     (174)
  Units transferred                                                 (22,110)                  (43,154)                  (26,406)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                    (21,063)                  (44,166)                  (26,006)
                                                     ==========================================================================

                                                                                 VAN KAMPEN MS HIGH-      VAN KAMPEN MS HIGH-
                                                      VAN KAMPEN INTERNET           TECH 35 INDEX            TECH 35 INDEX
                                                       (PINNACLE IV(TM))            (PINNACLE(TM))         (PINNACLE IV(TM))
                                                            DIVISION                   DIVISION                 DIVISION
                                                          -APRIL 30**-               -APRIL 30**-             -APRIL 30**-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                  (43)   $                 (220)   $                  (24)
  Net realized gain (loss) on sales of investments                   (2,030)                   (2,248)                     (691)
  Change in net unrealized appreciation
    (depreciation) during the period                                  5,304                     6,951                     1,144
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                     3,231                     4,483                       429

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                     -                         -                     2,396
  Contract terminations and benefits                                      -                    (1,570)                        -
  Net transfers among investment options                            (10,125)                  (50,500)                   (5,744)
  Contract maintenance charges                                            -                        (8)                       (2)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                (10,125)                  (52,078)                   (3,350)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (6,894)                  (47,595)                   (2,921)

Net assets, beginning of year                                         6,894                    47,595                     2,921
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $                    -    $                    -    $                    -
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                         -                         -                       441
  Units redeemed                                                          -                      (291)                        -
  Units transferred                                                  (3,148)                   (8,442)                     (978)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                     (3,148)                   (8,733)                     (537)
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                       VAN KAMPEN MS U.S.        VAN KAMPEN MS U.S.          VAN KAMPEN LIT
                                                         MULTINATIONAL             MULTINATIONAL                COMSTOCK
                                                         (PINNACLE(TM))          (PINNACLE IV(TM))         (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -APRIL 30**-              -APRIL 30**-              -JANUARY 6*-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                  (37)   $                  (20)   $                 (700)
  Net realized gain (loss) on sales of investments                     (311)                   (1,980)                      142
  Change in net unrealized appreciation
    (depreciation) during the period                                    681                     2,519                    19,704
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                       333                       519                    19,146

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                     -                         -                   203,888
  Contract terminations and benefits                                      -                         -                    (1,745)
  Net transfers among investment options                             (8,814)                   (4,231)                   34,625
  Contract maintenance charges                                           (5)                       (2)                        -
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (8,819)                   (4,233)                  236,768
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (8,486)                   (3,714)                  255,914

Net assets, beginning of year                                         8,486                     3,714                         -
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $                    -    $                    -    $              255,914
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                         -                         -                    18,029
  Units redeemed                                                         (1)                        -                      (153)
  Units transferred                                                  (1,509)                     (662)                    3,032
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                     (1,510)                     (662)                   20,908
                                                     ==========================================================================

                                                                                   VAN KAMPEN UIF
                                                         VAN KAMPEN LIT           EMERGING MARKETS
                                                        EMERGING GROWTH                EQUITY              PUTNAM VT VOYAGER
                                                       (PINNACLE IV(TM))         (PINNACLE IV(TM))         (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-              -JANUARY 6*-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (123)   $               (1,251)   $                 (512)
  Net realized gain (loss) on sales of investments                       33                       740                       726
  Change in net unrealized appreciation
    (depreciation) during the period                                  1,545                    47,336                     4,685
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                     1,455                    46,825                     4,899

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                33,447                   209,019                    22,502
  Contract terminations and benefits                                   (357)                        -                    (3,004)
  Net transfers among investment options                              2,931                    27,647                    94,604
  Contract maintenance charges                                            -                         -                         -
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 36,021                   236,666                   114,102
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    37,476                   283,491                   119,001

Net assets, beginning of year                                             -                         -                         -
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $               37,476    $              283,491    $              119,001
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     2,918                    17,732                     2,024
  Units redeemed                                                        (31)                        -                      (272)
  Units transferred                                                     258                     1,997                     8,419
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                      3,145                    19,729                    10,171
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                   PUTNAM VT THE
                                                         PUTNAM VT NEW           GEORGE PUTNAM FUND
                                                         OPPORTUNITIES               OF BOSTON             FIDELITY BALANCED
                                                       (PINNACLE IV(TM))         (PINNACLE IV(TM))         (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-                -MAY 1*-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (414)   $                  (83)   $                 (467)
  Net realized gain (loss) on sales of investments                      505                         4                        31
  Change in net unrealized appreciation
    (depreciation) during the period                                  6,262                     1,662                     5,095
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                     6,353                     1,583                     4,659

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                22,681                    21,464                   101,240
  Contract terminations and benefits                                      -                       (21)                   (1,208)
  Net transfers among investment options                            275,169                    13,212                    13,387
  Contract maintenance charges                                           (4)                        -                         -
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                297,846                    34,655                   113,419
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   304,199                    36,238                   118,078

Net assets, beginning of year                                             -                         -                         -
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              304,199    $               36,238    $              118,078
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     1,866                     2,026                     9,452
  Units redeemed                                                          -                        (2)                     (111)
  Units transferred                                                  22,607                     1,229                     1,229
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                     24,473                     3,253                    10,570
                                                     ==========================================================================

                                                        FRANKLIN INCOME          FRANKLIN GROWTH &         FRANKLIN LARGE CAP
                                                           SECURITIES            INCOME SECURITIES         GROWTH SECURITIES
                                                       (PINNACLE IV(TM))         (PINNACLE IV(TM))         (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-              -JANUARY 6*-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               64,587    $                6,480    $                 (926)
  Net realized gain (loss) on sales of investments                   33,469                    (4,074)                    1,331
  Change in net unrealized appreciation
    (depreciation) during the period                                385,866                    95,015                    19,515
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   483,922                    97,421                    19,920

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               711,506                   166,871                   260,984
  Contract terminations and benefits                               (105,468)                  (72,014)                   (2,163)
  Net transfers among investment options                          1,531,177                   468,162                     9,366
  Contract maintenance charges                                         (685)                     (205)                        -
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              2,136,530                   562,814                   268,187
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 2,620,452                   660,235                   288,107

Net assets, beginning of year                                             -                         -                         -
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            2,620,452    $              660,235    $              288,107
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    62,980                    16,066                    23,513
  Units redeemed                                                     (9,819)                   (7,648)                     (184)
  Units transferred                                                 155,142                    47,868                       902
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                    208,303                    56,286                    24,231
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                       TEMPLETON FOREIGN          FRANKLIN MUTUAL          TEMPLETON GROWTH
                                                           SECURITIES            SHARES SECURITIES            SECURITIES
                                                       (PINNACLE IV(TM))         (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                 DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-             -JANUARY 6*-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (684)   $               (2,581)   $               (1,019)
  Net realized gain (loss) on sales of investments                      507                    (1,904)                    3,306
  Change in net unrealized appreciation
    (depreciation) during the period                                 30,653                    83,295                    34,249
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    30,476                    78,810                    36,536

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               150,595                   556,437                    97,980
  Contract terminations and benefits                                 (1,172)                   (8,089)                     (571)
  Net transfers among investment options                            149,821                   214,625                   330,290
  Contract maintenance charges                                          (44)                     (143)                      (24)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                299,200                   762,830                   427,675
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   329,676                   841,640                   464,211

Net assets, beginning of year                                             -                         -                         -
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              329,676    $              841,640    $              464,211
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    13,653                    49,510                     8,623
  Units redeemed                                                       (105)                     (783)                      (56)
  Units transferred                                                  12,722                    20,831                    28,779
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                     26,270                    69,558                    37,346
                                                     ==========================================================================

                                                                                   VAN KAMPEN LIT           FRANKLIN INCOME
                                                      FIDELITY HIGH INCOME            COMSTOCK                 SECURITIES
                                                       (PINNACLE IV(TM))           (PINNACLE(TM))            (PINNACLE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                            -MAY 1*-                -JANUARY 6*-              -JANUARY 6*-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (7,924)   $               (1,503)   $            1,170,118
  Net realized gain (loss) on sales of investments                   34,606                     2,010                   289,293
  Change in net unrealized appreciation
    (depreciation) during the period                                 99,591                    41,350                 5,864,300
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   126,273                    41,857                 7,323,711

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               199,296                    74,919                    45,894
  Contract terminations and benefits                                 (7,692)                   (7,002)               (2,528,047)
  Net transfers among investment options                          2,837,577                   284,905                28,250,278
  Contract maintenance charges                                          (47)                      (45)                  (11,315)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              3,029,134                   352,777                25,756,810
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 3,155,407                   394,634                33,080,521

Net assets, beginning of year                                             -                         -                         -
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            3,155,407    $              394,634    $           33,080,521
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    18,141                     6,656                     4,015
  Units redeemed                                                       (693)                     (616)                 (239,268)
  Units transferred                                                 257,174                    26,174                 2,854,167
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                    274,622                    32,214                 2,618,914
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                       FRANKLIN GROWTH &        FRANKLIN LARGE CAP        FRANKLIN MUTUAL
                                                       INCOME SECURITIES        GROWTH SECURITIES        SHARES SECURITIES
                                                         (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                          -JANUARY 6*-             -JANUARY 6*-             -JANUARY 6*-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              272,243    $                 (511)   $               (4,543)
  Net realized gain (loss) on sales of investments                   26,654                       536                    (2,565)
  Change in net unrealized appreciation
    (depreciation) during the period                              2,651,475                    16,426                   253,870
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 2,950,372                    16,451                   246,762

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               121,734                    14,493                    37,138
  Contract terminations and benefits                               (937,109)                   (3,976)                  (88,722)
  Net transfers among investment options                         13,724,035                   159,562                 1,591,317
  Contract maintenance charges                                      (11,480)                      (33)                     (686)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             12,897,180                   170,046                 1,539,047
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                15,847,552                   186,497                 1,785,809

Net assets, beginning of year                                             -                         -                         -
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $           15,847,552    $              186,497    $            1,785,809
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    11,807                     1,263                     3,316
  Units redeemed                                                    (94,368)                     (364)                   (8,747)
  Units transferred                                               1,428,974                    14,773                   152,775
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                  1,346,413                    15,672                   147,344
                                                     ==========================================================================

                                                        TEMPLETON GROWTH        FIDELITY VIP MONEY       TEMPLETON FOREIGN
                                                           SECURITIES                 MARKET                 SECURITIES
                                                         (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                          -JANUARY 6*-             -JULY 25**-              -JANUARY 6*-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (568)   $              (27,477)   $                 (693)
  Net realized gain (loss) on sales of investments                    7,588                         -                   117,120
  Change in net unrealized appreciation
    (depreciation) during the period                                 35,929                         -                    81,258
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    42,949                   (27,477)                  197,685

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                31,202                    15,846                    53,835
  Contract terminations and benefits                                 (2,082)               (5,309,728)                   (8,141)
  Net transfers among investment options                            332,020                 5,323,996                   789,900
  Contract maintenance charges                                         (124)                   (2,637)                      (50)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                361,016                    27,477                   835,544
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   403,965                         -                 1,033,229

Net assets, beginning of year                                             -                         -                         -
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              403,965    $                    -    $            1,033,229
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     2,791                     1,586                     4,932
  Units redeemed                                                       (196)                 (531,650)                     (750)
  Units transferred                                                  29,852                   530,040                    78,016
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                     32,447                       (24)                   82,198
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                         VAN KAMPEN LIT                                     PUTNAM VT NEW
                                                        EMERGING GROWTH          PUTNAM VT VOYAGER          OPPORTUNITIES
                                                         (PINNACLE(TM))            (PINNACLE(TM))           (PINNACLE(TM))
                                                            DIVISION                  DIVISION                 DIVISION
                                                          -JANUARY 6*-              -JANUARY 6*-             -JANUARY 6*-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (412)   $                 (877)   $               (3,067)
  Net realized gain (loss) on sales of investments                      150                     7,515                     6,402
  Change in net unrealized appreciation
    (depreciation) during the period                                  6,443                     9,145                    55,654
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                     6,181                    15,783                    58,989

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                46,519                        22                         -
  Contract terminations and benefits                                   (639)                   (2,452)                  (21,729)
  Net transfers among investment options                             36,152                    78,974                   981,708
  Contract maintenance charges                                           (3)                      (17)                      (57)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 82,029                    76,527                   959,922
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    88,210                    92,310                 1,018,911

Net assets, beginning of year                                             -                         -                         -
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $               88,210    $               92,310    $            1,018,911
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     4,144                         2                         -
  Units redeemed                                                        (55)                     (230)                   (1,870)
  Units transferred                                                   3,305                     8,109                    83,775
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                      7,394                     7,881                    81,905
                                                     ==========================================================================

                                                                                                            INITIAL CLASS
                                                                                                         ----------------------
                                                                                  VAN KAMPEN UIF
                                                        PUTNAM VT GEORGE         EMERGING MARKETS
                                                             PUTNAM                   EQUITY
                                                         (PINNACLE(TM))           (PINNACLE(TM))         VIP EQUITY-INCOME
                                                            DIVISION                 DIVISION              (PINNACLE(TM))
                                                          -JANUARY 6*-             -JANUARY 6*-               DIVISION
                                                     ------------------------------------------------    ----------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                4,713    $                 (568)   $               67,022
  Net realized gain (loss) on sales of investments                    6,576                       290                  (912,038)
  Change in net unrealized appreciation
    (depreciation) during the period                                 39,918                    21,105                 4,419,031
                                                     ------------------------------------------------    ----------------------
Net increase (decrease) in net assets resulting
  from operations                                                    51,207                    20,827                 3,574,015

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                     -                    15,500                   120,533
  Contract terminations and benefits                                (11,122)                     (714)                 (718,730)
  Net transfers among investment options                            380,072                   166,412                   (18,232)
  Contract maintenance charges                                         (304)                      (18)                   (6,872)
                                                     ------------------------------------------------    ----------------------
Net increase (decrease) in net assets
  from contract related transactions                                368,646                   181,180                  (623,301)
                                                     ------------------------------------------------    ----------------------
INCREASE (DECREASE) IN NET ASSETS                                   419,853                   202,007                 2,950,714

Net assets, beginning of year                                             -                         -                13,585,104
                                                     ------------------------------------------------    ----------------------

NET ASSETS, END OF YEAR                              $              419,853    $              202,007    $           16,535,818
                                                     ================================================    ======================

UNIT TRANSACTIONS
  Units purchased                                                         -                     1,151                    12,009
  Units redeemed                                                     (1,158)                      (54)                  (70,672)
  Units transferred                                                  38,812                    12,941                   (17,304)
                                                     ------------------------------------------------    ----------------------
Net increase (decrease) in units                                     37,654                    14,038                   (75,967)
                                                     ================================================    ======================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                   INITIAL CLASS
                                                     --------------------------------------------------------------------------
                                                                                  VIP III GROWTH &           VIP III GROWTH
                                                       VIP II CONTRAFUND               INCOME                 OPPORTUNITY
                                                         (PINNACLE(TM))            (PINNACLE(TM))            (PINNACLE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $             (135,624)   $              (16,572)   $              (21,428)
  Net realized gain (loss) on sales of investments               (1,357,727)                 (792,888)                 (598,399)
  Change in net unrealized appreciation
    (depreciation) during the period                              5,167,942                 2,795,338                 1,511,223
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 3,674,591                 1,985,878                   891,396

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               165,030                    65,252                    25,499
  Contract terminations and benefits                             (1,133,517)                 (729,013)                 (202,460)
  Net transfers among investment options                           (291,524)                  160,434                   149,117
  Contract maintenance charges                                       (9,552)                   (4,940)                   (2,104)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (1,269,563)                 (508,267)                  (29,948)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 2,405,028                 1,477,611                   861,448

Net assets, beginning of year                                    15,535,792                 9,459,149                 3,265,141
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $           17,940,820    $           10,936,760    $            4,126,589
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    13,431                     5,694                     3,064
  Units redeemed                                                    (95,704)                  (66,971)                  (26,552)
  Units transferred                                                 (44,871)                   10,315                    16,699
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                   (127,144)                  (50,962)                   (6,789)
                                                     ==========================================================================

                                                                               INSTITUTIONAL SHARES
                                                     --------------------------------------------------------------------------
                                                                                JANUS ASPEN CAPITAL        JANUS ASPEN MONEY
                                                      JANUS ASPEN BALANCED          APPRECIATION                 MARKET
                                                         (PINNACLE(TM))            (PINNACLE(TM))            (PINNACLE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                         -JANUARY 17**-            -JANUARY 17**-            -JANUARY 17**-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (18,588)   $               (9,595)   $               (2,139)
  Net realized gain (loss) on sales of investments               (4,970,428)              (10,759,144)                     (220)
  Change in net unrealized appreciation
    (depreciation) during the period                              5,127,932                11,133,743                        (1)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   138,916                   365,004                    (2,360)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                 4,597                     3,440                       428
  Contract terminations and benefits                               (216,993)                  (70,532)                 (209,300)
  Net transfers among investment options                        (29,900,262)              (15,089,162)              (19,741,648)
  Contract maintenance charges                                         (451)                     (248)                     (202)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            (30,113,109)              (15,156,502)              (19,950,722)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               (29,974,193)              (14,791,498)              (19,953,082)

Net assets, beginning of year                                    29,974,193                14,791,498                19,953,082
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $                    -    $                    -    $                    -
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                       330                       264                        37
  Units redeemed                                                    (15,550)                   (5,382)                  (17,867)
  Units transferred                                              (2,156,848)               (1,166,916)               (1,683,211)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                 (2,172,068)               (1,172,034)               (1,701,041)
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                      INSTITUTIONAL SHARES                      SERVICE CLASS
                                                     ----------------------    ------------------------------------------------
                                                          JANUS ASPEN
                                                        WORLDWIDE GROWTH             VIP GROWTH             VIP III MID CAP
                                                         (PINNACLE(TM))            (PINNACLE(TM))            (PINNACLE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ----------------------    ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (40,612)   $              (37,560)   $              (88,301)
  Net realized gain (loss) on sales of investments               (2,716,236)                 (397,157)                 (236,380)
  Change in net unrealized appreciation
    (depreciation) during the period                              5,528,394                 1,273,701                 3,050,257
                                                     ----------------------    ------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 2,771,546                   838,984                 2,725,576

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                76,011                   107,187                   115,026
  Contract terminations and benefits                               (824,148)                 (216,993)                 (642,962)
  Net transfers among investment options                         (3,554,276)                  751,125                   (50,975)
  Contract maintenance charges                                      (11,076)                   (2,112)                   (4,705)
                                                     ----------------------    ------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (4,313,489)                  639,207                  (583,616)
                                                     ----------------------    ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (1,541,943)                1,478,191                 2,141,960

Net assets, beginning of year                                    15,614,712                 2,898,808                 8,407,767
                                                     ----------------------    ------------------------------------------------

NET ASSETS, END OF YEAR                              $           14,072,769    $            4,376,999    $           10,549,727
                                                     ======================    ================================================

UNIT TRANSACTIONS
  Units purchased                                                     7,929                    14,217                     6,904
  Units redeemed                                                    (87,139)                  (32,491)                  (41,174)
  Units transferred                                                (370,496)                   89,673                   (13,585)
                                                     ----------------------    ------------------------------------------------
Net increase (decrease) in units                                   (449,706)                   71,399                   (47,855)
                                                     ======================    ================================================

                                                                                   SERVICE CLASS
                                                     --------------------------------------------------------------------------
                                                          MFS EMERGING              MFS EMERGING
                                                             GROWTH                    GROWTH             MFS INVESTORS TRUST
                                                         (PINNACLE(TM))           (PINNACLE IV(TM))          (PINNACLE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (13,816)   $               (4,518)   $               (6,783)
  Net realized gain (loss) on sales of investments                 (292,219)                  (23,019)                  (66,162)
  Change in net unrealized appreciation
    (depreciation) during the period                                556,766                   101,626                   209,784
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   250,731                    74,089                   136,839

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                88,396                   111,865                        58
  Contract terminations and benefits                               (101,416)                  (21,015)                  (76,008)
  Net transfers among investment options                            137,851                    25,020                   (38,595)
  Contract maintenance charges                                         (738)                     (188)                     (318)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                124,093                   115,682                  (114,863)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   374,824                   189,771                    21,976

Net assets, beginning of year                                       914,306                   213,686                   882,932
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            1,289,130    $              403,457    $              904,908
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    21,214                    15,590                         8
  Units redeemed                                                    (27,249)                   (3,096)                  (11,072)
  Units transferred                                                  32,948                     4,348                    (8,945)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                     26,913                    16,842                   (20,009)
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                   SERVICE CLASS
                                                     --------------------------------------------------------------------------
                                                      MFS INVESTORS TRUST        MFS MID CAP GROWTH       MFS MID CAP GROWTH
                                                       (PINNACLE IV(TM))           (PINNACLE(TM))         (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                 DIVISION
                                                     --------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (2,634)   $              (36,913)   $               (9,219)
  Net realized gain (loss) on sales of investments                   (4,909)                 (446,949)                  (36,116)
  Change in net unrealized appreciation
    (depreciation) during the period                                 57,198                 1,283,688                   220,877
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    49,655                   799,826                   175,542

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                37,836                    41,134                   309,067
  Contract terminations and benefits                                 (8,552)                 (204,049)                  (30,375)
  Net transfers among investment options                              6,660                   947,148                   276,970
  Contract maintenance charges                                          (41)                   (1,483)                     (229)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 35,903                   782,750                   555,433
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    85,558                 1,582,576                   730,975

Net assets, beginning of year                                       238,704                 2,290,688                   382,570
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              324,262    $            3,873,264    $            1,113,545
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     4,649                     7,846                    49,374
  Units redeemed                                                     (1,106)                  (40,021)                   (5,027)
  Units transferred                                                     672                   165,591                    43,142
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                      4,215                   133,416                    87,489
                                                     ==========================================================================

                                                                                   SERVICE CLASS
                                                     --------------------------------------------------------------------------
                                                       MFS NEW DISCOVERY       MFS NEW DISCOVERY      MFS CAPITAL OPPORTUNITIES
                                                         (PINNACLE(TM))          (PINNACLE IV(TM))          (PINNACLE(TM))
                                                            DIVISION                  DIVISION                 DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (26,661)   $               (7,601)   $              (22,126)
  Net realized gain (loss) on sales of investments                 (427,656)                  (41,089)                 (338,245)
  Change in net unrealized appreciation
    (depreciation) during the period                                978,929                   186,869                   720,133
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   524,612                   138,179                   359,762

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                31,618                   181,337                    12,788
  Contract terminations and benefits                                (97,636)                  (34,117)                 (112,182)
  Net transfers among investment options                           (941,271)                   29,606                  (224,689)
  Contract maintenance charges                                         (972)                     (245)                     (944)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (1,008,261)                  176,581                  (325,027)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  (483,649)                  314,760                    34,735

Net assets, beginning of year                                     2,289,493                   452,136                 1,705,131
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            1,805,844    $              766,896    $            1,739,866
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     4,884                    21,473                     2,689
  Units redeemed                                                    (15,386)                   (4,626)                  (22,635)
  Units transferred                                                (147,061)                    2,533                   (50,048)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                   (157,563)                   19,380                   (69,994)
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                   SERVICE CLASS
                                                     --------------------------------------------------------------------------
                                                          MFS CAPITAL          MFS INVESTORS                     MFS
                                                         OPPORTUNITIES         GROWTH STOCK                    RESEARCH
                                                       (PINNACLE IV(TM))      (PINNACLE IV(TM))            (PINNACLE IV(TM))
                                                           DIVISION               DIVISION                      DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (3,566)   $               (2,613)   $                 (624)
  Net realized gain (loss) on sales of investments                   (5,627)                   (3,686)                     (836)
  Change in net unrealized appreciation
    (depreciation) during the period                                 65,275                    42,022                    12,796
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    56,082                    35,723                    11,336

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                24,161                   192,794                    22,275
  Contract terminations and benefits                                 (9,774)                  (12,208)                   (1,161)
  Net transfers among investment options                             22,528                    66,893                     4,605
  Contract maintenance charges                                         (156)                      (22)                      (39)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 36,759                   247,457                    25,680
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    92,841                   283,180                    37,016

Net assets, beginning of year                                       211,592                    75,748                    39,652
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              304,433    $              358,928    $               76,668
                                                     --------------------------------------------------------------------------

UNIT TRANSACTIONS
  Units purchased                                                     3,467                    25,838                     2,870
  Units redeemed                                                     (1,422)                   (1,645)                     (155)
  Units transferred                                                   2,976                     8,739                       596
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                      5,021                    32,932                     3,311
                                                     ==========================================================================

                                                                      SERVICE CLASS                         SERVICE CLASS 2
                                                     ------------------------------------------------   ------------------------
                                                                                  TOUCHSTONE MONEY
                                                                                      MARKET
                                                        MFS TOTAL RETURN          (PINNACLE IV(TM))          VIP CONTRAFUND
                                                       (PINNACLE IV(TM))             DIVISION               (PINNACLE IV(TM))
                                                            DIVISION                 -JULY 14*-                DIVISION
                                                     -------------------------------------------------   -----------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                2,953    $              (14,980)   $              (24,790)
  Net realized gain (loss) on sales of investments                  (22,521)                        -                   (41,570)
  Change in net unrealized appreciation
    (depreciation) during the period                                563,593                         -                   578,975
                                                     -------------------------------------------------   -----------------------
Net increase (decrease) in net assets resulting
  from operations                                                   544,025                   (14,980)                  512,615

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                             1,455,709                 1,529,782                 1,022,639
  Contract terminations and benefits                               (215,894)                 (405,607)                 (140,581)
  Net transfers among investment options                            701,924                 2,136,670                   630,357
  Contract maintenance charges                                       (1,347)                     (678)                   (1,075)
                                                     -------------------------------------------------   -----------------------
Net increase (decrease) in net assets
  from contract related transactions                              1,940,392                 3,260,167                 1,511,340
                                                     --------------------------------------------------  ----------------------
INCREASE (DECREASE) IN NET ASSETS                                 2,484,417                 3,245,187                 2,023,955

Net assets, beginning of year                                     2,430,029                         -                 1,571,324
                                                     --------------------------------------------------  ----------------------

NET ASSETS, END OF YEAR                              $            4,914,446    $            3,245,187    $            3,595,279
                                                     ==================================================  ======================

UNIT TRANSACTIONS
  Units purchased                                                   146,717                   153,332                   104,443
  Units redeemed                                                    (22,161)                  (40,733)                  (15,268)
  Units transferred                                                  76,932                   213,223                    58,406
                                                     --------------------------------------------------  ----------------------
Net increase (decrease) in units                                    201,488                   325,822                   147,581
                                                     ==================================================  ======================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                  SERVICE CLASS 2
                                                     --------------------------------------------------------------------------
                                                      VIP DYNAMIC CAPITAL
                                                          APPRECIATION           VIP EQUITY-INCOME        VIP GROWTH & INCOME
                                                       (PINNACLE IV(TM))         (PINNACLE IV(TM))         (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $                 (423)   $               (4,131)   $              (11,195)
  Net realized gain (loss) on sales of investments                       (4)                  (84,686)                   62,904
  Change in net unrealized appreciation
    (depreciation) during the period                                  6,563                 1,171,237                   216,160
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                     6,136                 1,082,420                   267,869

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                     -                 1,176,921                   879,221
  Contract terminations and benefits                                   (100)                 (224,608)                 (162,352)
  Net transfers among investment options                               (228)                  846,230                   681,891
  Contract maintenance charges                                           (7)                   (1,460)                     (672)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                   (335)                1,797,083                 1,398,088
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     5,801                 2,879,503                 1,665,957

Net assets, beginning of year                                        26,681                 2,732,739                   923,299
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $               32,482    $            5,612,242    $            2,589,256
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                         -                   132,485                    94,879
  Units redeemed                                                        (10)                  (27,397)                  (19,256)
  Units transferred                                                     (23)                  104,447                    72,865
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                        (33)                  209,535                   148,488
                                                     ==========================================================================

                                                                                  SERVICE CLASS 2
                                                     --------------------------------------------------------------------------
                                                                                    VIP GROWTH
                                                           VIP GROWTH              OPPORTUNITIES              VIP MID CAP
                                                       (PINNACLE IV(TM))         (PINNACLE IV(TM))         (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                 DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $              (18,025)   $               (1,474)   $              (32,908)
  Net realized gain (loss) on sales of investments                   22,247                    10,047                    76,460
  Change in net unrealized appreciation
    (depreciation) during the period                                346,089                    25,844                   876,724
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   350,311                    34,417                   920,276

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                               579,857                    49,400                   636,769
  Contract terminations and benefits                                (93,770)                   (5,767)                 (166,673)
  Net transfers among investment options                          1,442,809                    42,518                   578,326
  Contract maintenance charges                                         (662)                      (58)                   (1,035)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              1,928,234                    86,093                 1,047,387
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 2,278,545                   120,510                 1,967,663

Net assets, beginning of year                                       784,242                    76,765                 1,897,507
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            3,062,787    $              197,275    $            3,865,170
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    73,892                     5,638                    60,707
  Units redeemed                                                    (12,724)                     (685)                  (16,837)
  Units transferred                                                 180,080                     5,626                    59,639
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                    241,248                    10,579                   103,509
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                        SERVICE CLASS 2                         SERVICE SHARES
                                                     ----------------------    ------------------------------------------------
                                                        VIP MONEY MARKET        JANUS ASPEN MID CAP       JANUS ASPEN MID CAP
                                                       (PINNACLE IV(TM))               GROWTH                    GROWTH
                                                            DIVISION               (PINNACLE(TM))          (PINNACLE IV(TM))
                                                          -JULY 25**-                 DIVISION                  DIVISION
                                                     ----------------------    ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $              (12,890)   $               (9,557)   $               (1,471)
  Net realized gain (loss) on sales of investments                        -                   (88,986)                    5,121
  Change in net unrealized appreciation
    (depreciation) during the period                                    (43)                  301,054                    27,848
                                                     ----------------------    ------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (12,933)                  202,511                    31,498

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                               202,569                    41,390                    67,802
  Contract terminations and benefits                               (556,452)                  (50,505)                  (23,808)
  Net transfers among investment options                         (3,207,914)                  (96,605)                  102,715
  Contract maintenance charges                                         (628)                     (734)                     (162)
                                                     ----------------------    ------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (3,562,425)                 (106,454)                  146,547
                                                     ----------------------    ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (3,575,358)                   96,057                   178,045

Net assets, beginning of year                                     3,575,358                   678,816                    42,408
                                                     ----------------------    ------------------------------------------------

NET ASSETS, END OF YEAR                              $                    -    $              774,873    $              220,453
                                                     ======================    ================================================

UNIT TRANSACTIONS
  Units purchased                                                    20,195                    11,734                     9,146
  Units redeemed                                                    (55,553)                  (16,350)                   (3,541)
  Units transferred                                                (320,400)                  (29,113)                   14,309
                                                     ----------------------    ------------------------------------------------
Net increase (decrease) in units                                   (355,758)                  (33,729)                   19,914
                                                     ======================    ================================================

                                                                                   SERVICE SHARES
                                                     --------------------------------------------------------------------------
                                                                                JANUS ASPEN CAPITAL         JANUS ASPEN CORE
                                                      JANUS ASPEN BALANCED          APPRECIATION                 EQUITY
                                                       (PINNACLE IV(TM))         (PINNACLE IV(TM))         (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                         -JANUARY 17**-            -JANUARY 17**-            -JANUARY 17**-
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)                       $               (1,009)   $                 (227)   $                  (29)
  Net realized gain (loss) on sales of investments                  (36,775)                  (33,964)                   (5,507)
  Change in net unrealized appreciation
    (depreciation) during the period                                 44,289                    42,794                     6,114
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                     6,505                     8,603                       578

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
RELATED TRANSACTIONS
  Contributions from contract holders                                     -                       100                         -
  Contract terminations and benefits                                 (9,219)                   (2,829)                     (940)
  Net transfers among investment options                         (1,485,913)                 (338,027)                  (42,131)
  Contract maintenance charges                                          (33)                      (12)                       (7)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (1,495,165)                 (340,768)                  (43,078)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (1,488,660)                 (332,165)                  (42,500)

Net assets, beginning of year                                     1,488,660                   332,165                    42,500
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $                    -    $                    -    $                    -
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                         -                        12                         -
  Units redeemed                                                     (1,001)                     (349)                     (117)
  Units transferred                                                (162,588)                  (42,032)                   (5,374)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                   (163,589)                  (42,369)                   (5,491)
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                  SERVICE SHARES
                                                     --------------------------------------------------------------------------
                                                                                                              JANUS ASPEN
                                                       JANUS ASPEN GROWTH       JANUS ASPEN GROWTH        INTERNATIONAL GROWTH
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                   DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (10,768)   $               (6,651)   $                 (301)
  Net realized gain (loss) on sales of investments                  (79,384)                   67,955                      (592)
  Change in net unrealized appreciation
    (depreciation) during the period                                286,582                    23,441                    30,703
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   196,430                    84,745                    29,810

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                 9,128                    92,849                    30,533
  Contract terminations and benefits                                (42,237)                  (23,146)                   (9,287)
  Net transfers among investment options                           (108,457)                  (74,556)                  196,489
  Contract maintenance charges                                         (669)                     (159)                      (73)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               (142,235)                   (5,012)                  217,662
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    54,195                    79,733                   247,472

Net assets, beginning of year                                       750,376                   230,228                    20,710
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              804,571    $              309,961    $              268,182
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     1,738                    12,694                     3,948
  Units redeemed                                                     (8,476)                   (3,083)                   (1,119)
  Units transferred                                                 (21,352)                   (8,262)                   22,970
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                    (28,090)                    1,349                    25,799
                                                     ==========================================================================

                                                                                   SERVICE SHARES
                                                     --------------------------------------------------------------------------
                                                     JANUS ASPEN STRATEGIC     JANUS ASPEN STRATEGIC
                                                             VALUE                     VALUE                  JANUS ASPEN
                                                         (PINNACLE(TM))          (PINNACLE IV(TM))          WORLDWIDE GROWTH
                                                            DIVISION                  DIVISION             (PINNACLE IV(TM))
                                                         -JANUARY 17**-            -JANUARY 17**-               DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (628)   $                 (140)   $               (2,932)
  Net realized gain (loss) on sales of investments                 (239,055)                  (22,336)                  (32,735)
  Change in net unrealized appreciation
    (depreciation) during the period                                275,034                    29,807                   186,645
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    35,351                     7,331                   150,978

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                    33                         -                   112,663
  Contract terminations and benefits                                 (3,350)                     (612)                  (38,645)
  Net transfers among investment options                         (1,006,685)                 (210,051)                  103,480
  Contract maintenance charges                                           (9)                       (7)                     (475)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (1,010,011)                 (210,670)                  177,023
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  (974,660)                 (203,339)                  328,001

Net assets, beginning of year                                       974,660                   203,339                   384,788
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $                    -    $                    -    $              712,789
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                         5                         -                    15,115
  Units redeemed                                                       (499)                      (83)                   (5,328)
  Units transferred                                                (148,315)                  (28,356)                   19,022
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                   (148,809)                  (28,439)                   28,809
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                                  CLASS 1B SHARES
                                                     --------------------------------------------------------------------------
                                                       PUTNAM VT GROWTH &        PUTNAM VT GROWTH &            PUTNAM VT
                                                             INCOME                    INCOME             INTERNATIONAL EQUITY
                                                         (PINNACLE(TM))          (PINNACLE IV(TM))           (PINNACLE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                  726    $                1,080    $               (2,759)
  Net realized gain (loss) on sales of investments                    1,539                   (24,610)                  171,018
  Change in net unrealized appreciation
    (depreciation) during the period                                147,881                   186,024                    78,680
Net increase (decrease) in net assets resulting      --------------------------------------------------------------------------
  from operations                                                   150,146                   162,494                   246,939

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               135,467                   127,906                    23,988
  Contract terminations and benefits                                (37,446)                  (70,852)                  (44,811)
  Net transfers among investment options                            120,314                   191,845                  (327,467)
  Contract maintenance charges                                         (138)                     (502)                     (457)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                218,197                   248,397                  (348,747)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   368,343                   410,891                  (101,808)

Net assets, beginning of year                                       485,131                   508,211                 1,365,104
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              853,474    $              919,102    $            1,263,296
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    15,566                    14,615                     2,712
  Units redeemed                                                     (4,651)                   (9,254)                   (5,495)
  Units transferred                                                  14,613                    24,097                   (44,593)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                     25,528                    29,458                   (47,376)
                                                     ==========================================================================

                                                                                  CLASS 1B SHARES
                                                     --------------------------------------------------------------------------
                                                           PUTNAM VT            PUTNAM VT SMALL CAP       PUTNAM VT SMALL CAP
                                                      INTERNATIONAL EQUITY             VALUE                     VALUE
                                                       (PINNACLE IV(TM))           (PINNACLE(TM))          (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                 DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (860)   $              (25,441)   $              (20,798)
  Net realized gain (loss) on sales of investments                  (36,473)                 (160,918)                  (23,077)
  Change in net unrealized appreciation
    (depreciation) during the period                                 91,981                 1,147,927                   822,737
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    54,648                   961,568                   778,862

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS

  Contributions from contract holders                               158,111                    96,669                   258,926
  Contract terminations and benefits                                (38,022)                 (149,705)                 (134,217)
  Net transfers among investment options                           (246,812)                  454,742                   276,880
  Contract maintenance charges                                         (179)                   (1,347)                     (731)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               (126,902)                  400,359                   400,858
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   (72,254)                1,361,927                 1,179,720

Net assets, beginning of year                                       455,677                 2,045,978                 1,243,963
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              383,423    $            3,407,905    $            2,423,683
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    19,166                     9,472                    27,639
  Units redeemed                                                     (5,020)                  (16,083)                  (14,888)
  Units transferred                                                 (33,659)                   38,495                    35,997
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                    (19,513)                   31,884                    48,748
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

                                                                      CLASS 1B SHARES                           CLASS A
                                                     ------------------------------------------------    ----------------------
                                                      PUTNAM VT DISCOVERY       PUTNAM VT DISCOVERY       SCUDDER EAFE EQUITY
                                                             GROWTH                    GROWTH                    INDEX
                                                         (PINNACLE(TM))          (PINNACLE IV(TM))           (PINNACLE(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     ------------------------------------------------    ----------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (1,403)   $               (4,117)   $               51,992
  Net realized gain (loss) on sales of investments                   (5,982)                   32,754                   (36,385)
  Change in net unrealized appreciation
    (depreciation) during the period                                 34,528                    43,529                   422,184
                                                     ------------------------------------------------    ----------------------
Net increase (decrease) in net assets resulting
  from operations                                                    27,143                    72,166                   437,791

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                22,280                    82,612                    66,285
  Contract terminations and benefits                                (15,133)                   (7,733)                  (56,832)
  Net transfers among investment options                            (98,469)                  (43,111)                 (175,802)
  Contract maintenance charges                                          (24)                     (125)                     (707)
                                                     ------------------------------------------------    ----------------------
Net increase (decrease) in net assets
  from contract related transactions                                (91,346)                   31,643                  (167,056)
                                                     ------------------------------------------------    ----------------------
INCREASE (DECREASE) IN NET ASSETS                                   (64,203)                  103,809                   270,735

Net assets, beginning of year                                       196,322                   189,893                 1,755,499
                                                     ------------------------------------------------    ----------------------

NET ASSETS, END OF YEAR                              $              132,119    $              293,702    $            2,026,234
                                                     ================================================    ======================

UNIT TRANSACTIONS
  Units purchased                                                     2,729                    10,653                     8,140
  Units redeemed                                                     (2,116)                   (1,089)                   (8,220)
  Units transferred                                                 (15,865)                   (3,815)                  (32,005)
                                                     ------------------------------------------------    ----------------------
Net increase (decrease) in units                                    (15,252)                    5,749                   (32,085)
                                                     ================================================    ======================

                                                                                       CLASS A
                                                     --------------------------------------------------------------------------
                                                      SCUDDER EAFE EQUITY        SCUDDER EQUITY 500        SCUDDER EQUITY 500
                                                             INDEX                     INDEX                     INDEX
                                                       (PINNACLE IV(TM))           (PINNACLE(TM))          (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                4,197    $              (20,066)   $               (3,565)
  Net realized gain (loss) on sales of investments                   (4,114)               (1,590,275)                   43,806
  Change in net unrealized appreciation
    (depreciation) during the period                                 40,649                 5,759,490                   335,203
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    40,732                 4,149,149                   375,444

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                12,337                   175,967                     5,496
  Contract terminations and benefits                                (12,974)               (1,525,726)                  (88,261)
  Net transfers among investment options                             (2,309)               (1,367,179)                   77,932
  Contract maintenance charges                                          (37)                  (10,078)                     (464)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (2,983)               (2,727,016)                   (5,297)
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    37,749                 1,422,133                   370,147

Net assets, beginning of year                                       130,346                17,391,192                 1,440,640
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              168,095    $           18,813,325    $            1,810,787
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     1,544                    17,701                       641
  Units redeemed                                                     (1,746)                 (151,733)                  (11,513)
  Units transferred                                                    (132)                 (142,575)                   10,136
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                       (334)                 (276,607)                     (736)
                                                     ==========================================================================

                                                                         CLASS A
                                                     ------------------------------------------------
                                                       SCUDDER SMALL CAP        SCUDDER SMALL CAP
                                                             INDEX                    INDEX
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION
                                                     ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (19,257)   $               (1,071)
  Net realized gain (loss) on sales of investments                 (135,850)                   (5,830)
  Change in net unrealized appreciation
    (depreciation) during the period                              1,645,292                    87,089
                                                     ------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 1,490,185                    80,188

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                24,555                     5,646
  Contract terminations and benefits                               (206,220)                  (11,919)
  Net transfers among investment options                            642,621                    21,491
  Contract maintenance charges                                       (1,652)                     (137)
                                                     ------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                459,304                    15,081
                                                     ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 1,949,489                    95,269

Net assets, beginning of year                                     3,438,888                   175,485
                                                     ------------------------------------------------

NET ASSETS, END OF YEAR                              $            5,388,377    $              270,754
                                                     ================================================

UNIT TRANSACTIONS
  Units purchased                                                     2,668                       627
  Units redeemed                                                    (21,613)                   (1,262)
  Units transferred                                                  55,061                     2,191
                                                     ------------------------------------------------
Net increase (decrease) in units                                     36,116                     1,556
                                                     ================================================

                                                                                       CLASS B
                                                     --------------------------------------------------------------------------
                                                      SCUDDER EAFE EQUITY        SCUDDER EQUITY 500        SCUDDER SMALL CAP
                                                             INDEX                     INDEX                     INDEX
                                                       (PINNACLE IV(TM))         (PINNACLE IV(TM))         (PINNACLE IV(TM))
                                                            DIVISION                  DIVISION                  DIVISION
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (177)   $              (14,315)   $               (3,861)
  Net realized gain (loss) on sales of investments                       15                    20,758                       929
  Change in net unrealized appreciation
    (depreciation) during the period                                  6,274                   706,605                   124,122
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                     6,112                   713,048                   121,190

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                29,380                 1,040,476                   534,696
  Contract terminations and benefits                                      -                  (307,359)                  (15,889)
  Net transfers among investment options                             25,555                   939,761                   300,927
  Contract maintenance charges                                            -                      (467)                     (127)
                                                     --------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 54,935                 1,672,411                   819,607
                                                     --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    61,047                 2,385,459                   940,797

Net assets, beginning of year                                             -                 1,856,731                    15,167
                                                     --------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $               61,047    $            4,242,190    $              955,964
                                                     ==========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     3,181                   111,802                    57,234
  Units redeemed                                                          -                   (33,932)                   (1,681)
  Units transferred                                                   2,804                   103,016                    29,677
                                                     --------------------------------------------------------------------------
Net increase (decrease) in units                                      5,985                   180,886                    85,230
                                                     ==========================================================================

SEE ACCOMPANYING NOTES.
* - 2003 inception date of division.
** - 2003 closing date of division.

             Separate Account II of Integrity Life Insurance Company

                       Statement of Changes in Net Assets

                         Periods Ended December 31, 2002

                                                                                  GABELLI LARGE            GABELLI LARGE
                                                                                    CAP VALUE                CAP VALUE
                                                                                  (PINNACLE(TM))         (PINNACLE IV(TM))
                                                             TOTAL                   DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              620,710   $              (83,579)  $               (4,561)
  Net realized gain (loss) on sales of investments              (48,352,926)              (1,779,982)                 (53,344)
  Change in net unrealized appreciation
    (depreciation) during the period                            (10,638,434)                (848,167)                 (66,985)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                               (58,370,650)              (2,711,728)                (124,890)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                            17,672,845                   35,970                  306,905
  Contract terminations and benefits                            (40,276,613)                (665,587)                 (19,070)
  Net transfers among investment options                          7,542,924                 (414,047)                 132,667
  Contract maintenance charges                                     (142,889)                  (2,507)                     (75)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                            (15,203,733)              (1,046,171)                 420,427
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               (73,574,383)              (3,757,899)                 295,537

Net assets, beginning of year                                   367,078,832                8,734,280                  150,063
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $          293,504,449   $            4,976,381   $              445,600
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                                              3,288                   43,555
  Units redeemed                                                                             (59,970)                  (2,921)
  Units transferred                                                                          (43,597)                  16,314
                                                                              ----------------------------------------------
Net increase (decrease) in units                                                            (100,279)                  56,948
                                                                              ===============================================

                                                         HARRIS BRETALL           HARRIS BRETALL            THIRD AVENUE
                                                        SULLIVAN & SMITH         SULLIVAN & SMITH              VALUE
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $             (197,275)  $               (2,015)  $               52,411
  Net realized gain (loss) on sales of investments               (6,363,752)                  (7,862)              (1,668,527)
  Change in net unrealized appreciation
    (depreciation) during the period                                817,643                  (46,080)              (3,163,177)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                (5,743,384)                 (55,957)              (4,779,293)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               101,098                   68,520                  209,223
  Contract terminations and benefits                             (1,591,966)                 (10,532)              (2,539,444)
  Net transfers among investment options                         (1,706,248)                  43,414               (1,751,258)
  Contract maintenance charges                                       (8,383)                    (109)                  (8,917)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (3,205,499)                 101,293               (4,090,396)
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (8,948,883)                  45,336               (8,869,689)

Net assets, beginning of year                                    19,659,399                   88,426               27,691,353
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $           10,710,516   $              133,762   $           18,821,664
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     5,888                    8,233                    7,163
  Units redeemed                                                    (98,596)                  (1,484)                 (92,442)
  Units transferred                                                (117,435)                   4,861                  (68,950)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                   (210,143)                  11,610                 (154,229)
                                                     ========================================================================

                                                          THIRD AVENUE
                                                              VALUE
                                                        (PINNACLE IV(TM))
                                                            DIVISION
                                                     ----------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               10,607
  Net realized gain (loss) on sales of investments                  (14,819)
  Change in net unrealized appreciation
    (depreciation) during the period                               (444,978)
                                                     ----------------------
Net increase (decrease) in net assets resulting
  from operations                                                  (449,190)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               979,518
  Contract terminations and benefits                                (89,790)
  Net transfers among investment options                          1,505,528
  Contract maintenance charges                                         (468)
                                                     ----------------------
Net increase (decrease) in net assets
  from contract related transactions                              2,394,788
                                                     ----------------------
INCREASE (DECREASE) IN NET ASSETS                                 1,945,598

Net assets, beginning of year                                       568,850
                                                     ----------------------

NET ASSETS, END OF YEAR                              $            2,514,448
                                                     ======================

UNIT TRANSACTIONS
  Units purchased                                                    99,845
  Units redeemed                                                    (10,307)
  Units transferred                                                 164,370
                                                     ----------------------
Net increase (decrease) in units                                    253,908
                                                     ======================

SEE ACCOMPANYING NOTES.

                                                                                                             TOUCHSTONE
                                                          BARON SMALL              BARON SMALL                BALANCED
                                                           CAP VALUE                CAP VALUE            (PINNACLE IV(TM))
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))             DIVISION
                                                            DIVISION                 DIVISION                 -MAY 7*-
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (58,901)  $               (6,725)  $                 (422)
  Net realized gain (loss) on sales of investments                  (48,188)                     675                   13,374
  Change in net unrealized appreciation
    (depreciation) during the period                               (607,805)                 (87,507)                     242
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                  (714,894)                 (93,557)                  13,194

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                60,554                  188,865                    1,000
  Contract terminations and benefits                               (443,860)                 (13,340)                  (4,876)
  Net transfers among investment options                            326,625                  379,336                    2,992
  Contract maintenance charges                                       (1,860)                     (88)                      (2)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                (58,541)                 554,773                     (886)
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  (773,435)                 461,216                   12,308

Net assets, beginning of year                                     4,368,202                  154,705                        -
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            3,594,767   $              615,921   $               12,308
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     3,548                   18,909                      113
  Units redeemed                                                    (26,696)                  (1,503)                    (545)
  Units transferred                                                  16,097                   39,857                    1,764
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                     (7,051)                  57,263                    1,332
                                                     ========================================================================

                                                                                    TOUCHSTONE
                                                           TOUCHSTONE                  BOND                  TOUCHSTONE
                                                            BALANCED            (PINNACLE IV(TM))               BOND
                                                         (PINNACLE(TM))              DIVISION              (PINNACLE(TM))
                                                            DIVISION                 -MAY 7*-                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               10,702   $                5,695   $              158,800
  Net realized gain (loss) on sales of investments                   (2,158)                     532                   14,096
  Change in net unrealized appreciation
    (depreciation) during the period                                 (3,978)                  (4,201)                (121,347)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                     4,566                    2,026                   51,549

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                     7                   57,373                   13,650
  Contract terminations and benefits                                (65,619)                    (749)                 (20,641)
  Net transfers among investment options                            631,343                   11,245                1,893,008
  Contract maintenance charges                                          (41)                     (18)                    (139)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                565,690                   67,851                1,885,878
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   570,256                   69,877                1,937,427

Net assets, beginning of year                                             -                        -                        -
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              570,256   $               69,877   $            1,937,427
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                         -                    5,602                    1,327
  Units redeemed                                                     (7,193)                     (75)                  (2,018)
  Units transferred                                                  68,909                    1,147                  185,560
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                     61,716                    6,674                  184,869
                                                     ========================================================================

                                                           TOUCHSTONE               TOUCHSTONE
                                                            EMERGING                 EMERGING                TOUCHSTONE
                                                             GROWTH                   GROWTH                ENHANCED 30
                                                       (PINNACLE IV(TM))          (PINNACLE(TM))           (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                  231   $               13,348   $                  305
  Net realized gain (loss) on sales of investments                       (3)                   2,841                        -
  Change in net unrealized appreciation
    (depreciation) during the period                                   (650)                 (23,159)                  (1,064)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                      (422)                  (6,970)                    (759)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                 2,413                      500                        -
  Contract terminations and benefits                                      -                   (6,735)                       -
  Net transfers among investment options                              3,810                  316,685                   26,109
  Contract maintenance charges                                           (2)                      (9)                       -
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  6,221                  310,441                   26,109
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     5,799                  303,471                   25,350

Net assets, beginning of year                                             -                        -                        -
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $                5,799   $              303,471   $               25,350
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                       297                       64                        -
  Units redeemed                                                          -                     (855)                       -
  Units transferred                                                     459                   40,357                    3,099
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                        756                   39,566                    3,099
                                                     ========================================================================

                                                           TOUCHSTONE
                                                            GROWTH &
                                                             INCOME
                                                         (PINNACLE(TM))
                                                            DIVISION
                                                     ----------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                9,444
  Net realized gain (loss) on sales of investments                   (9,602)
  Change in net unrealized appreciation
    (depreciation) during the period                                (10,859)
                                                     ----------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (11,017)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                   444
  Contract terminations and benefits                                 (2,642)
  Net transfers among investment options                            211,832
  Contract maintenance charges                                          (30)
                                                     ----------------------
Net increase (decrease) in net assets
  from contract related transactions                                209,604
                                                     ----------------------
INCREASE (DECREASE) IN NET ASSETS                                   198,587

Net assets, beginning of year                                             -
                                                     ----------------------

NET ASSETS, END OF YEAR                              $              198,587
                                                     ======================

UNIT TRANSACTIONS
  Units purchased                                                        52
  Units redeemed                                                       (314)
  Units transferred                                                  24,304
                                                     ----------------------
Net increase (decrease) in units                                     24,042
                                                     ======================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                    TOUCHSTONE               TOUCHSTONE
                                                           TOUCHSTONE              GROWTH/VALUE              HIGH YIELD
                                                          GROWTH/VALUE          (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                         (PINNACLE(TM))              DIVISION                 DIVISION
                                                            DIVISION                 -MAY 7*-                 -MAY 7*-
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (165)  $                  (20)  $               86,049
  Net realized gain (loss) on sales of investments                        4                       (1)                 (14,724)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (1,088)                     (24)                 (16,352)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    (1,249)                     (45)                  54,973

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                     -                    3,875                  160,604
  Contract terminations and benefits                                      -                        -                  (28,348)
  Net transfers among investment options                             88,310                      795                1,111,909
  Contract maintenance charges                                          (18)                       -                      (56)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 88,292                    4,670                1,244,109
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    87,043                    4,625                1,299,082

Net assets, beginning of year                                             -                        -                        -
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $               87,043   $                4,625   $            1,299,082
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                         -                      487                   16,750
  Units redeemed                                                         (2)                       -                   (3,008)
  Units transferred                                                  10,937                       94                  119,634
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                     10,935                      581                  133,376
                                                     ========================================================================

                                                                                    TOUCHSTONE
                                                                                  INTERNATIONAL              TOUCHSTONE
                                                           TOUCHSTONE                 EQUITY               INTERNATIONAL
                                                           HIGH YIELD           (PINNACLE IV(TM))              EQUITY
                                                         (PINNACLE(TM))              DIVISION              (PINNACLE(TM))
                                                            DIVISION                 -MAY 7*-                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              454,683   $                    1   $                 (188)
  Net realized gain (loss) on sales of investments                 (258,543)                     (83)                  11,283
  Change in net unrealized appreciation
    (depreciation) during the period                                 26,250                      (21)                       -
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   222,390                     (103)                  11,095

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                25,669                        -                        -
  Contract terminations and benefits                               (331,544)                  (2,066)                       -
  Net transfers among investment options                          7,139,117                    2,541                  (11,095)
  Contract maintenance charges                                       (1,107)                       -                        -
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              6,832,135                      475                  (11,095)
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 7,054,525                      372                        -

Net assets, beginning of year                                             -                        -                        -
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            7,054,525   $                  372                      $ -
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     2,761                        -                        -
  Units redeemed                                                    (35,095)                    (262)                       -
  Units transferred                                                 755,875                      310                        -
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                    723,541                       48                        -
                                                     ========================================================================

                                                           TOUCHSTONE
                                                           LARGE CAP                TOUCHSTONE               TOUCHSTONE
                                                             GROWTH                MONEY MARKET             MONEY MARKET
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                  (81)  $                 (252)  $                   28
  Net realized gain (loss) on sales of investments                       (1)                       -                        -
  Change in net unrealized appreciation
    (depreciation) during the period                                 (1,764)                       -                        -
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    (1,846)                    (252)                      28

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                     -                    2,812                    1,754
  Contract terminations and benefits                                      -                  (18,928)                (139,910)
  Net transfers among investment options                             34,324                  755,478                2,215,294
  Contract maintenance charges                                          (17)                       -                     (116)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 34,307                  739,362                2,077,022
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    32,461                  739,110                2,077,050

Net assets, beginning of year                                             -                        -                        -
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $               32,461   $              739,110   $            2,077,050
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                         -                      281                      175
  Units redeemed                                                         (2)                  (1,892)                 (14,003)
  Units transferred                                                   4,169                   75,522                  221,533
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                      4,167                   73,911                  207,705
                                                     ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                           TOUCHSTONE               TOUCHSTONE
                                                        SMALL CAP VALUE             SMALL CAP                TOUCHSTONE
                                                       (PINNACLE IV(TM))              VALUE                  VALUE PLUS
                                                            DIVISION              (PINNACLE(TM))           (PINNACLE(TM))
                                                            -MAY 7*-                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                  (88)  $                 (170)  $                  328
  Net realized gain (loss) on sales of investments                     (126)                    (600)                  (1,715)
  Change in net unrealized appreciation
    (depreciation) during the period                                   (172)                  (1,180)                  (4,336)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                      (386)                  (1,950)                  (5,723)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                 4,824                        7                       15
  Contract terminations and benefits                                   (821)                    (877)                  (3,056)
  Net transfers among investment options                             42,861                   46,514                   57,163
  Contract maintenance charges                                            -                       (6)                       -
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 46,864                   45,638                   54,122
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    46,478                   43,688                   48,399

Net assets, beginning of year                                             -                        -                        -
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $               46,478   $               43,688   $               48,399
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                       584                        1                        2
  Units redeemed                                                       (102)                    (112)                    (382)
  Units transferred                                                   5,335                    5,572                    6,585
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                      5,817                    5,461                    6,205
                                                     ========================================================================

                                                                                                                JPM
                                                                                                           INTERNATIONAL
                                                            JPM BOND                 JPM BOND              OPPORTUNITIES
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $             (183,206)  $              (24,714)  $              (17,768)
  Net realized gain (loss) on sales of investments                  358,893                    2,223                 (249,486)
  Change in net unrealized appreciation
    (depreciation) during the period                              1,706,006                  216,707                  (29,372)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                 1,881,693                  194,216                 (296,626)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               158,975                1,685,008                   32,036
  Contract terminations and benefits                             (2,117,216)                (121,957)                (523,227)
  Net transfers among investment options                          4,434,040                1,436,669                  (81,059)
  Contract maintenance charges                                       (7,354)                    (273)                    (687)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              2,468,445                2,999,447                 (572,937)
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 4,350,138                3,193,663                 (869,563)

Net assets, beginning of year                                    24,048,517                  848,124                2,511,418
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $           28,398,655   $            4,041,787   $            1,641,855
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    12,687                  161,873                    3,962
  Units redeemed                                                   (168,678)                 (11,493)                 (72,253)
  Units transferred                                                 354,335                  135,665                   12,851
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                    198,344                  286,045                  (55,440)
                                                     ========================================================================

                                                              JPM                  JPM MID CAP             MORGAN STANLEY
                                                         INTERNATIONAL                VALUE                  HIGH YIELD
                                                         OPPORTUNITIES          (PINNACLE IV(TM))          (PINNACLE(TM))
                                                       (PINNACLE IV(TM))             DIVISION                 DIVISION
                                                            DIVISION                 -MAY 7*-               -APRIL 30**-
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (645)  $                 (362)  $              (28,922)
  Net realized gain (loss) on sales of investments                  (10,965)                    (117)              (1,057,269)
  Change in net unrealized appreciation
    (depreciation) during the period                                   (959)                   2,255                  976,085
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (12,569)                   1,776                 (110,106)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                94,583                    6,883                    9,692
  Contract terminations and benefits                                   (115)                  (2,938)                 (78,115)
  Net transfers among investment options                            (41,356)                  79,151               (6,308,900)
  Contract maintenance charges                                          (25)                      (2)                    (527)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 53,087                   83,094               (6,377,850)
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    40,518                   84,870               (6,487,956)

Net assets, beginning of year                                        18,456                        -                6,487,956
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $               58,974   $               84,870                      $ -
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    10,032                      744                    1,074
  Units redeemed                                                        (18)                    (323)                  (9,012)
  Units transferred                                                  (4,400)                   8,804                 (698,811)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                      5,614                    9,225                 (706,749)
                                                     ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                         MORGAN STANLEY             VAN KAMPEN               VAN KAMPEN
                                                           HIGH YIELD                EMERGING                 EMERGING
                                                       (PINNACLE IV(TM))           MARKETS DEBT             MARKETS DEBT
                                                            DIVISION              (PINNACLE(TM))         (PINNACLE IV(TM))
                                                          -APRIL 30**-               DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (2,939)  $              119,993   $                5,807
  Net realized gain (loss) on sales of investments                  (62,255)                  10,965                     (871)
  Change in net unrealized appreciation
    (depreciation) during the period                                 51,400                    1,973                     (274)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (13,794)                 132,931                    4,662

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               193,156                    7,076                   34,493
  Contract terminations and benefits                                (10,925)                (181,207)                  (7,263)
  Net transfers among investment options                           (749,469)                 706,086                   57,329
  Contract maintenance charges                                            -                     (987)                     (23)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               (567,238)                 530,968                   84,536
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  (581,032)                 663,899                   89,198

Net assets, beginning of year                                       581,032                1,492,290                   10,791
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $                    -   $            2,156,189   $               99,989
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    20,160                      739                    3,153
  Units redeemed                                                     (1,141)                 (17,764)                    (658)
  Units transferred                                                 (79,292)                  68,257                    5,257
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                    (60,273)                  51,232                    7,752
                                                     ========================================================================

                                                                                                             VAN KAMPEN
                                                                                                            BANDWIDTH &
                                                           VAN KAMPEN               VAN KAMPEN           TELECOMMUNICATIONS
                                                        U.S. REAL ESTATE         U.S. REAL ESTATE          (PINNACLE(TM))
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))             DIVISION
                                                            DIVISION                 DIVISION                 -MAY 7*-
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              181,863   $               26,238   $                9,972
  Net realized gain (loss) on sales of investments                   56,704                   (9,769)                  (1,203)
  Change in net unrealized appreciation
    (depreciation) during the period                               (373,320)                 (59,206)                 (11,676)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                  (134,753)                 (42,737)                  (2,907)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                41,298                  244,457                        -
  Contract terminations and benefits                               (403,551)                 (16,244)                       -
  Net transfers among investment options                            845,629                  322,555                   22,900
  Contract maintenance charges                                       (1,736)                    (164)                      (7)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                481,640                  550,604                   22,893
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   346,887                  507,867                   19,986

Net assets, beginning of year                                     4,071,804                   98,143                        -
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            4,418,691   $              606,010   $               19,986
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     3,306                   22,605                        -
  Units redeemed                                                    (33,149)                  (1,622)                      (1)
  Units transferred                                                  66,943                   30,015                   10,198
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                     37,100                   50,998                   10,197
                                                     ========================================================================

                                                           VAN KAMPEN               VAN KAMPEN
                                                          BANDWIDTH &            BIOTECHNOLOGY &
                                                       TELECOMMUNICATIONS         PHARMACEUTICAL
                                                       (PINNACLE IV(TM))          (PINNACLE(TM))
                                                            DIVISION                 DIVISION
                                                     -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               18,175   $               (2,480)
  Net realized gain (loss) on sales of investments                   (8,422)                (274,776)
  Change in net unrealized appreciation
    (depreciation) during the period                                (53,345)                (171,327)
                                                     -----------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (43,592)                (448,583)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                28,417                    2,040
  Contract terminations and benefits                                 (1,792)                 (61,928)
  Net transfers among investment options                             35,519               (1,212,368)
  Contract maintenance charges                                           (3)                    (170)
                                                     -----------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 62,141               (1,272,426)
                                                     -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    18,549               (1,721,009)

Net assets, beginning of year                                        25,262                2,005,880
                                                     -----------------------------------------------

NET ASSETS, END OF YEAR                              $               43,811   $              284,871
                                                     ===============================================

UNIT TRANSACTIONS
  Units purchased                                                     6,346                      232
  Units redeemed                                                       (569)                  (7,641)
  Units transferred                                                  12,379                 (151,655)
                                                     -----------------------------------------------
Net increase (decrease) in units                                     18,156                 (159,064)
                                                     ===============================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                           VAN KAMPEN                                        VAN KAMPEN
                                                        BIOTECHNOLOGY &             VAN KAMPEN              MS HIGH-TECH
                                                         PHARMACEUTICAL              INTERNET                 35 INDEX
                                                       (PINNACLE IV(TM))        (PINNACLE IV(TM))          (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                  193   $                 (147)  $               (1,174)
  Net realized gain (loss) on sales of investments                  (24,900)                  (6,146)                (125,945)
  Change in net unrealized appreciation
    (depreciation) during the period                                (23,920)                  (5,719)                  16,645
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (48,627)                 (12,012)                (110,474)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               112,487                    6,975                        -
  Contract terminations and benefits                                 (3,574)                       -                  (17,911)
  Net transfers among investment options                             63,405                    1,907                 (106,008)
  Contract maintenance charges                                          (40)                       -                      (45)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                172,278                    8,882                 (123,964)
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   123,651                   (3,130)                (234,438)

Net assets, beginning of year                                        43,828                   10,024                  282,033
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              167,479   $                6,894   $               47,595
                                                     ========================================================================z

UNIT TRANSACTIONS
  Units purchased                                                    15,614                    1,089                        -
  Units redeemed                                                       (487)                       -                   (2,320)
  Units transferred                                                   6,434                      587                  (19,111)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                     21,561                    1,676                  (21,431)
                                                     ========================================================================

                                                           VAN KAMPEN               VAN KAMPEN               VAN KAMPEN
                                                          MS HIGH-TECH               MS U.S.                  MS U.S.
                                                            35 INDEX              MULTINATIONAL            MULTINATIONAL
                                                       (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                   (8)  $                  124   $                   95
  Net realized gain (loss) on sales of investments                      (23)                       -                      (25)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (1,132)                    (681)                  (2,519)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    (1,163)                    (557)                  (2,449)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                 2,194                        -                    5,666
  Contract terminations and benefits                                      -                        -                        -
  Net transfers among investment options                              1,665                    9,043                       (3)
  Contract maintenance charges                                           (9)                       -                       (2)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                  3,850                    9,043                    5,661
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                     2,687                    8,486                    3,212

Net assets, beginning of year                                           234                        -                      502
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $                2,921   $                8,486   $                3,714
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                       238                        -                      610
  Units redeemed                                                          -                        -                        -
  Units transferred                                                     274                    1,510                        -
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                        512                    1,510                      610
                                                     ========================================================================

                                                                                  INITIAL CLASS
                                                     ------------------------------------------------------------------------
                                                                                                              VIP III
                                                          VIP EQUITY-                 VIP II                  GROWTH &
                                                             INCOME                 CONTRAFUND                 INCOME
                                                         (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              524,989   $              (83,027)  $               12,251
  Net realized gain (loss) on sales of investments               (1,666,950)              (1,995,470)              (1,385,066)
  Change in net unrealized appreciation
    (depreciation) during the period                             (2,291,835)                 227,137               (1,006,166)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                (3,433,796)              (1,851,360)              (2,378,981)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               119,541                  111,409                   60,061
  Contract terminations and benefits                             (1,711,995)              (1,806,228)                (982,838)
  Net transfers among investment options                            745,120                  574,276                 (884,697)
  Contract maintenance charges                                       (7,240)                  (9,110)                  (5,144)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               (854,574)              (1,129,653)              (1,812,618)
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (4,288,370)              (2,981,013)              (4,191,599)

Net assets, beginning of year                                    17,873,474               18,516,805               13,650,748
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $           13,585,104   $           15,535,792   $            9,459,149
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    10,961                    9,388                    5,413
  Units redeemed                                                   (165,872)                (153,488)                 (92,717)
  Units transferred                                                  44,547                   50,386                  (91,078)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                   (110,364)                 (93,714)                (178,382)
                                                     ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                          INITIAL CLASS                     INSTITUTIONAL SHARES
                                                     ----------------------   -----------------------------------------------
                                                                                                            JANUS ASPEN
                                                         VIP III GROWTH            JANUS ASPEN                CAPITAL
                                                          OPPORTUNITY                BALANCED               APPRECIATION
                                                         (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ----------------------   -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (3,621)  $              333,045   $             (165,236)
  Net realized gain (loss) on sales of investments               (1,342,128)               1,975,699               (2,503,868)
  Change in net unrealized appreciation
    (depreciation) during the period                                172,209               (5,302,255)              (1,183,568)
                                                     ----------------------   -----------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                (1,173,540)              (2,993,511)              (3,852,672)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                23,781                  189,714                  183,627
  Contract terminations and benefits                               (825,434)              (4,576,939)              (2,026,446)
  Net transfers among investment options                           (693,423)              (4,855,891)              (5,605,077)
  Contract maintenance charges                                       (2,401)                 (13,975)                 (14,912)
                                                     ----------------------   -----------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (1,497,477)              (9,257,091)              (7,462,808)
                                                     ----------------------   -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (2,671,017)             (12,250,602)             (11,315,480)

Net assets, beginning of year                                     5,936,158               42,224,795               26,106,978
                                                     ----------------------   -----------------------------------------------

NET ASSETS, END OF YEAR                              $            3,265,141   $           29,974,193   $           14,791,498
                                                     ======================   ===============================================

UNIT TRANSACTIONS
  Units purchased                                                     3,027                   13,093                   12,970
  Units redeemed                                                   (104,660)                (317,849)                (148,642)
  Units transferred                                                 (87,622)                (347,602)                (413,221)
                                                     ----------------------   -----------------------------------------------
Net increase (decrease) in units                                   (189,255)                (652,358)                (548,893)
                                                     ======================   ===============================================

                                                                  INSTITUTIONAL SHARES                     SERVICE CLASS
                                                     -----------------------------------------------   ----------------------
                                                                                   JANUS ASPEN
                                                          JANUS ASPEN               WORLDWIDE
                                                          MONEY MARKET                GROWTH                 VIP GROWTH
                                                         (PINNACLE(TM))           (PINNACLE(TM))           (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     -----------------------------------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               65,797   $             (115,575)  $              (45,618)
  Net realized gain (loss) on sales of investments                        -              (14,362,399)                (996,717)
  Change in net unrealized appreciation
    (depreciation) during the period                                      -                7,641,727                 (496,426)
                                                     -----------------------------------------------   ----------------------
Net increase (decrease) in net assets resulting
  from operations                                                    65,797               (6,836,247)              (1,538,761)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               102,504                  220,531                   91,301
  Contract terminations and benefits                            (10,096,074)              (1,707,976)                (271,718)
  Net transfers among investment options                          2,539,801               (4,840,520)                  93,781
  Contract maintenance charges                                       (5,309)                 (14,190)                  (2,332)
                                                     -----------------------------------------------   ----------------------
Net increase (decrease) in net assets
  from contract related transactions                             (7,459,078)              (6,342,155)                 (88,968)
                                                     -----------------------------------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS                                (7,393,281)             (13,178,402)              (1,627,729)

Net assets, beginning of year                                    27,346,363               28,793,114                4,526,537
                                                     -----------------------------------------------   ----------------------

NET ASSETS, END OF YEAR                              $           19,953,082   $           15,614,712   $            2,898,808
                                                     ===============================================   ======================

UNIT TRANSACTIONS
  Units purchased                                                     8,748                   19,324                   11,090
  Units redeemed                                                   (862,127)                (159,928)                 (37,360)
  Units transferred                                                 217,113                 (465,562)                  (8,933)
                                                     -----------------------------------------------   ----------------------
Net increase (decrease) in units                                   (636,266)                (606,166)                 (35,203)
                                                     ===============================================   ======================

                                                                                   SERVICE CLASS
                                                     ------------------------------------------------------------------------
                                                          VIP III MID              MFS EMERGING             MFS EMERGING
                                                              CAP                     GROWTH                   GROWTH
                                                         (PINNACLE(TM))           (PINNACLE(TM))         (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (49,040)  $              (16,874)  $               (2,069)
  Net realized gain (loss) on sales of investments                 (620,101)                (394,600)                  (3,198)
  Change in net unrealized appreciation
    (depreciation) during the period                               (761,714)                (153,206)                 (48,757)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                (1,430,855)                (564,680)                 (54,024)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               103,320                   22,397                   86,754
  Contract terminations and benefits                               (729,621)                 (48,948)                  (2,818)
  Net transfers among investment options                          1,010,766                 (260,102)                 114,412
  Contract maintenance charges                                       (4,831)                    (865)                     (46)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                379,634                 (287,518)                 198,302
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (1,051,221)                (852,198)                 144,278

Net assets, beginning of year                                     9,458,988                1,766,504                   69,408
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            8,407,767   $              914,306   $              213,686
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     6,407                    5,378                   11,875
  Units redeemed                                                    (48,492)                 (12,230)                    (454)
  Units transferred                                                  42,159                  (62,926)                  16,606
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                         74                  (69,778)                  28,027
                                                     ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                  SERVICE CLASS
                                                     ------------------------------------------------------------------------
                                                         MFS INVESTORS            MFS INVESTORS             MFS MID CAP
                                                             TRUST                    TRUST                    GROWTH
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (11,634)  $               (1,872)  $              (62,474)
  Net realized gain (loss) on sales of investments                 (245,060)                  (1,844)              (2,360,053)
  Change in net unrealized appreciation
    (depreciation) during the period                                (79,336)                 (43,747)                (920,663)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                  (336,030)                 (47,463)              (3,343,190)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                 1,861                  120,355                  122,595
  Contract terminations and benefits                               (132,383)                  (7,559)                (419,516)
  Net transfers among investment options                         (1,067,290)                  90,956                 (880,982)
  Contract maintenance charges                                         (435)                     (27)                  (2,057)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (1,198,247)                 203,725               (1,179,960)
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (1,534,277)                 156,262               (4,523,150)

Net assets, beginning of year                                     2,417,209                   82,442                6,813,838
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              882,932   $              238,704   $            2,290,688
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                       270                   13,246                   18,209
  Units redeemed                                                    (17,581)                    (902)                 (75,160)
  Units transferred                                                (135,376)                  11,288                 (289,086)
                                                     ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN UNITS                                   (152,687)                  23,632                 (346,037)
                                                     ========================================================================

                                                                                  SERVICE CLASS
                                                     ------------------------------------------------------------------------
                                                          MFS MID CAP                MFS NEW                  MFS NEW
                                                             GROWTH                 DISCOVERY                DISCOVERY
                                                       (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (5,278)  $              (47,141)  $               (5,911)
  Net realized gain (loss) on sales of investments                  (88,512)                (586,424)                 (31,470)
  Change in net unrealized appreciation
    (depreciation) during the period                               (120,772)                (893,078)                (130,645)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                  (214,562)              (1,526,643)                (168,026)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               325,971                   86,234                  321,045
  Contract terminations and benefits                                (12,839)                (232,068)                 (12,151)
  Net transfers among investment options                             99,059                  339,448                  136,146
  Contract maintenance charges                                          (74)                  (1,313)                    (123)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                412,117                  192,301                  444,917
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   197,555               (1,334,342)                 276,891

Net assets, beginning of year                                       185,015                3,623,835                  175,245
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              382,570   $            2,289,493   $              452,136
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    45,511                   11,039                   35,030
  Units redeemed                                                     (2,214)                 (33,485)                  (1,812)
  Units transferred                                                  11,703                   (2,819)                  16,246
                                                     ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN UNITS                                     55,000                  (25,265)                  49,464
                                                     ========================================================================

                                                                                  SERVICE CLASS
                                                     ------------------------------------------------------------------------
                                                          MFS CAPITAL              MFS CAPITAL             MFS INVESTORS
                                                         OPPORTUNITIES            OPPORTUNITIES             GROWTH STOCK
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (36,128)  $               (3,116)  $               (1,009)
  Net realized gain (loss) on sales of investments               (1,122,215)                  (6,021)                  (4,772)
  Change in net unrealized appreciation
    (depreciation) during the period                                 75,809                  (73,993)                 (19,184)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                (1,082,534)                 (83,130)                 (24,965)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                68,488                   61,034                   47,939
  Contract terminations and benefits                               (179,344)                 (11,125)                  (6,506)
  Net transfers among investment options                           (785,953)                 103,813                    9,526
  Contract maintenance charges                                       (1,556)                     (91)                      (4)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               (898,365)                 153,631                   50,955
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                (1,980,899)                  70,501                   25,990

Net assets, beginning of year                                     3,686,030                  141,091                   49,758
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            1,705,131   $              211,592   $               75,748
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    11,252                    7,124                    5,671
  Units redeemed                                                    (34,658)                  (1,735)                    (845)
  Units transferred                                                (162,027)                  12,878                    1,175
                                                     ------------------------------------------------------------------------
NET INCREASE (DECREASE) IN UNITS                                   (185,433)                  18,267                    6,001
                                                     ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                                      SERVICE CLASS                       SERVICE CLASS 2
                                                     -----------------------------------------------   ----------------------
                                                                                    MFS TOTAL
                                                          MFS RESEARCH                RETURN               VIP CONTRAFUND
                                                       (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     -----------------------------------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (678)  $               19,305   $              (12,140)
  Net realized gain (loss) on sales of investments                   (6,128)                 (64,701)                 (75,455)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (9,011)                 (83,785)                (113,921)
                                                     -----------------------------------------------   ----------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (15,817)                (129,181)                (201,516)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                14,555                1,259,893                  942,403
  Contract terminations and benefits                                 (1,343)                 (43,119)                 (37,969)
  Net transfers among investment options                             13,443                  856,996                  394,976
  Contract maintenance charges                                          (31)                    (288)                    (224)
                                                     -----------------------------------------------   ----------------------
Net increase (decrease) in net assets
  from contract related transactions                                 26,624                2,073,482                1,299,186
                                                     -----------------------------------------------   ----------------------
INCREASE (DECREASE) IN NET ASSETS                                    10,807                1,944,301                1,097,670

Net assets, beginning of year                                        28,845                  485,728                  473,654
                                                     -----------------------------------------------   ----------------------

NET ASSETS, END OF YEAR                              $               39,652   $            2,430,029   $            1,571,324
                                                     ===============================================   ======================

UNIT TRANSACTIONS
  Units purchased                                                     1,618                  128,708                   99,519
  Units redeemed                                                       (169)                  (4,571)                  (4,265)
  Units transferred                                                   1,186                   89,136                   37,622
                                                     -----------------------------------------------   ----------------------
Net increase (decrease) in units                                      2,635                  213,273                  132,876
                                                     ===============================================   ======================

                                                                                 SERVICE CLASS 2
                                                     ------------------------------------------------------------------------
                                                          VIP DYNAMIC
                                                            CAPITAL                VIP EQUITY-              VIP GROWTH &
                                                          APPRECIATION                INCOME                   INCOME
                                                       (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (720)  $               10,983   $               (3,208)
  Net realized gain (loss) on sales of investments                  (14,271)                (204,208)                 (15,687)
  Change in net unrealized appreciation
    (depreciation) during the period                                 (5,019)                (187,718)                 (87,630)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (20,010)                (380,943)                (106,525)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                92,248                1,082,633                  421,641
  Contract terminations and benefits                                   (711)                 (59,623)                 (25,880)
  Net transfers among investment options                            (73,544)               1,230,870                  369,104
  Contract maintenance charges                                           (7)                    (462)                     (84)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 17,986                2,253,418                  764,781
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                    (2,024)               1,872,475                  658,256

Net assets, beginning of year                                        28,705                  860,264                  265,043
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $               26,681   $            2,732,739   $              923,299
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     9,499                  122,154                   48,018
  Units redeemed                                                        (79)                  (7,162)                  (3,037)
  Units transferred                                                  (9,358)                 143,004                   42,094
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                         62                  257,996                   87,075
                                                     ========================================================================

                                                                                  SERVICE CLASS 2
                                                     ------------------------------------------------------------------------
                                                                                    VIP GROWTH
                                                           VIP GROWTH             OPPORTUNITIES             VIP MID CAP
                                                       (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (8,802)  $                 (394)  $              (13,994)
  Net realized gain (loss) on sales of investments                 (149,277)                  (2,615)                (231,833)
  Change in net unrealized appreciation
    (depreciation) during the period                                (73,348)                  (9,521)                  (5,953)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                  (231,427)                 (12,530)                (251,780)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               467,399                   57,592                  774,109
  Contract terminations and benefits                                (19,566)                  (8,238)                 (53,472)
  Net transfers among investment options                            184,275                   (5,031)               1,024,542
  Contract maintenance charges                                         (200)                     (16)                    (284)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                631,908                   44,307                1,744,895
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   400,481                   31,777                1,493,115

Net assets, beginning of year                                       383,761                   44,988                  404,392
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              784,242   $               76,765   $            1,897,507
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    54,835                    6,840                   77,777
  Units redeemed                                                     (2,848)                    (989)                  (5,920)
  Units transferred                                                  28,486                     (117)                  97,820
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                     80,473                    5,734                  169,677
                                                     ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                        SERVICE CLASS 2                       SERVICE SHARES
                                                     ----------------------   -----------------------------------------------
                                                                                   JANUS ASPEN              JANUS ASPEN
                                                           VIP MONEY                AGGRESSIVE               AGGRESSIVE
                                                             MARKET                   GROWTH                   GROWTH
                                                       (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ----------------------   -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (1,186)  $              (13,174)  $                 (534)
  Net realized gain (loss) on sales of investments                        -                 (391,215)                  (4,856)
  Change in net unrealized appreciation
    (depreciation) during the period                                     43                   43,769                   (5,382)
                                                     ----------------------   -----------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                    (1,143)                (360,620)                 (10,772)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               760,359                   13,554                   27,220
  Contract terminations and benefits                               (668,343)                 (83,239)                  (4,370)
  Net transfers among investment options                          1,248,505                 (403,875)                   9,357
  Contract maintenance charges                                         (396)                    (848)                     (27)
                                                     ----------------------   -----------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              1,340,125                 (474,408)                  32,180
                                                     ----------------------   -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 1,338,982                 (835,028)                  21,408

Net assets, beginning of year                                     2,236,376                1,513,844                   21,000
                                                     ----------------------   -----------------------------------------------

NET ASSETS, END OF YEAR                              $            3,575,358   $              678,816   $               42,408
                                                     ======================   ===============================================

UNIT TRANSACTIONS
  Units purchased                                                    75,608                    4,278                    3,714
  Units redeemed                                                    (66,499)                 (24,505)                    (633)
  Units transferred                                                 124,123                 (118,170)                   1,359
                                                     ----------------------   -----------------------------------------------
Net increase (decrease) in units                                    133,232                 (138,397)                   4,440
                                                     ======================   ===============================================

                                                                                 SERVICE SHARES
                                                     ------------------------------------------------------------------------
                                                                                   JANUS ASPEN
                                                          JANUS ASPEN                CAPITAL                JANUS ASPEN
                                                            BALANCED               APPRECIATION             CORE EQUITY
                                                       (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                7,469   $               (3,091)  $                 (495)
  Net realized gain (loss) on sales of investments                  (64,777)                  (1,018)                  (2,536)
  Change in net unrealized appreciation
    (depreciation) during the period                                (44,380)                 (49,484)                  (6,569)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                  (101,688)                 (53,593)                  (9,600)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               579,369                  210,524                   31,289
  Contract terminations and benefits                                (81,293)                 (19,264)                  (6,797)
  Net transfers among investment options                            630,250                   51,358                    4,217
  Contract maintenance charges                                         (336)                    (113)                       -
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                              1,127,990                  242,505                   28,709
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                 1,026,302                  188,912                   19,109

Net assets, beginning of year                                       462,358                  143,253                   23,391
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $            1,488,660   $              332,165   $               42,500
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    60,570                   24,033                    3,476
  Units redeemed                                                     (8,839)                  (2,603)                    (842)
  Units transferred                                                  65,108                    5,795                      428
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                    116,839                   27,225                    3,062
                                                     ========================================================================

                                                                                  SERVICE SHARES
                                                     ------------------------------------------------------------------------
                                                                                                            JANUS ASPEN
                                                          JANUS ASPEN              JANUS ASPEN             INTERNATIONAL
                                                             GROWTH                   GROWTH                   GROWTH
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (17,034)  $               (4,998)  $                 (367)
  Net realized gain (loss) on sales of investments                 (181,147)                (107,127)                  (7,784)
  Change in net unrealized appreciation
    (depreciation) during the period                               (117,328)                 (21,585)                  (7,127)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                  (315,509)                (133,710)                 (15,278)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                 6,971                  194,865                    8,545
  Contract terminations and benefits                                (96,588)                 (13,703)                       -
  Net transfers among investment options                           (437,142)                (256,491)                 (30,713)
  Contract maintenance charges                                         (894)                     (71)                      (4)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               (527,653)                 (75,400)                 (22,172)
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  (843,162)                (209,110)                 (37,450)

Net assets, beginning of year                                     1,593,538                  439,338                   58,160
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              750,376   $              230,228   $               20,710
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     1,240                   23,570                      970
  Units redeemed                                                    (16,534)                  (1,815)                       -
  Units transferred                                                 (71,667)                 (35,044)                  (4,076)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                    (86,961)                 (13,289)                  (3,106)
                                                     ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                 SERVICE SHARES
                                                     ------------------------------------------------------------------------
                                                                                                            JANUS ASPEN
                                                          JANUS ASPEN              JANUS ASPEN               WORLDWIDE
                                                        STRATEGIC VALUE          STRATEGIC VALUE               GROWTH
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (19,249)  $               (1,956)  $               (2,930)
  Net realized gain (loss) on sales of investments                 (190,654)                 (13,299)                 (30,661)
  Change in net unrealized appreciation
    (depreciation) during the period                               (193,506)                 (30,948)                 (91,459)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                  (403,409)                 (46,203)                (125,050)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                 6,412                  155,754                  236,265
  Contract terminations and benefits                               (107,129)                 (14,622)                 (33,318)
  Net transfers among investment options                           (393,161)                  82,533                 (194,650)
  Contract maintenance charges                                         (652)                     (52)                    (197)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                               (494,530)                 223,613                    8,100
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                  (897,939)                 177,410                 (116,950)

Net assets, beginning of year                                     1,872,599                   25,929                  501,738
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              974,660   $              203,339   $              384,788
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                       801                   17,741                   26,463
  Units redeemed                                                    (14,182)                  (1,784)                  (4,239)
  Units transferred                                                 (53,802)                   9,744                  (19,705)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                    (67,183)                  25,701                    2,519
                                                     ========================================================================

                                                                                 CLASS 1B SHARES
                                                     ------------------------------------------------------------------------
                                                           PUTNAM VT                PUTNAM VT                PUTNAM VT
                                                            GROWTH &                 GROWTH &              INTERNATIONAL
                                                             INCOME                   INCOME                   GROWTH
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                  572   $                2,584   $               (6,316)
  Net realized gain (loss) on sales of investments                  (31,068)                  (9,426)                 (89,518)
  Change in net unrealized appreciation
    (depreciation) during the period                                (28,757)                 (59,186)                  10,725
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (59,253)                 (66,028)                 (85,109)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                33,232                  294,055                    6,149
  Contract terminations and benefits                                (68,508)                 (15,038)                (347,306)
  Net transfers among investment options                            385,218                  104,131                1,306,516
  Contract maintenance charges                                          (38)                     (52)                    (199)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                349,904                  383,096                  965,160
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   290,651                  317,068                  880,051

Net assets, beginning of year                                       194,480                  191,143                  485,053
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              485,131   $              508,211   $            1,365,104
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                     3,627                   32,518                      734
  Units redeemed                                                     (8,814)                  (1,880)                 (43,960)
  Units transferred                                                  48,570                   16,087                  167,885
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                     43,383                   46,725                  124,659
                                                     ========================================================================

                                                                                 CLASS 1B SHARES
                                                     ------------------------------------------------------------------------
                                                           PUTNAM VT                PUTNAM VT                PUTNAM VT
                                                         INTERNATIONAL              SMALL CAP                SMALL CAP
                                                             GROWTH                   VALUE                    VALUE
                                                       (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (2,249)  $              (11,812)  $               (5,642)
  Net realized gain (loss) on sales of investments                  (15,469)                 (99,975)                 (81,852)
  Change in net unrealized appreciation
    (depreciation) during the period                                (26,970)                (673,331)                (152,073)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (44,688)                (785,118)                (239,567)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               161,260                   66,494                  967,151
  Contract terminations and benefits                                (10,138)                (242,940)                 (19,058)
  Net transfers among investment options                            286,553                2,267,743                  352,939
  Contract maintenance charges                                          (36)                  (1,120)                    (206)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                437,639                2,090,177                1,300,826
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   392,951                1,305,059                1,061,259

Net assets, beginning of year                                        62,726                  740,919                  182,704
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $              455,677   $            2,045,978   $            1,243,963
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    17,561                    6,603                   98,944
  Units redeemed                                                     (1,271)                 (26,140)                  (2,165)
  Units transferred                                                  35,278                  195,569                   37,144
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                     51,568                  176,032                  133,923
                                                     ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                                                 CLASS 1B SHARES
                                                     ------------------------------------------------------------------------
                                                           PUTNAM VT                PUTNAM VT
                                                           TECHNOLOGY               TECHNOLOGY               PUTNAM VT
                                                         (PINNACLE(TM))          (PINNACLEIV(TM))            VOYAGER II
                                                            DIVISION                 DIVISION              (PINNACLE(TM))
                                                         -OCTOBER 11**-           -OCTOBER 11**-              DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (211)  $                 (632)  $               (1,842)
  Net realized gain (loss) on sales of investments                  (11,515)                 (22,531)                 (26,705)
  Change in net unrealized appreciation
    (depreciation) during the period                                    499                     (797)                 (25,556)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (11,227)                 (23,960)                 (54,103)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                     -                   19,420                    3,017
  Contract terminations and benefits                                   (263)                  (1,734)                 (33,998)
  Net transfers among investment options                             (6,128)                 (19,141)                 187,474
  Contract maintenance charges                                          (19)                      (5)                     (34)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                 (6,410)                  (1,460)                 156,459
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   (17,637)                 (25,420)                 102,356

Net assets, beginning of year                                        17,637                   25,420                   93,966
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $                    -   $                    -   $              196,322
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                         -                    2,264                      451
  Units redeemed                                                        (36)                    (220)                  (4,911)
  Units transferred                                                  (1,939)                  (4,881)                  25,524
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                     (1,975)                  (2,837)                  21,064
                                                     ========================================================================

                                                        CLASS 1B SHARES                          CLASS A
                                                     ----------------------   -----------------------------------------------
                                                           PUTNAM VT               SCUDDER EAFE             SCUDDER EAFE
                                                           VOYAGER II              EQUITY INDEX             EQUITY INDEX
                                                       (PINNACLE IV(TM))          (PINNACLE(TM))         (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ----------------------   -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $               (1,708)  $                  503   $                  322
  Net realized gain (loss) on sales of investments                   (5,908)                (380,699)                  (1,021)
  Change in net unrealized appreciation
    (depreciation) during the period                                (39,078)                 (52,342)                 (31,935)
                                                     ----------------------   -----------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (46,694)                (432,538)                 (32,634)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               152,722                   24,673                  121,131
  Contract terminations and benefits                                 (5,105)                (463,270)                  (4,287)
  Net transfers among investment options                             52,473                  393,684                   (3,295)
  Contract maintenance charges                                          (29)                  (1,127)                     (22)
                                                     ----------------------   -----------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                200,061                  (46,040)                 113,527
                                                     ----------------------   -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   153,367                 (478,578)                  80,893

Net assets, beginning of year                                        36,526                2,234,077                   49,453
                                                     ----------------------   -----------------------------------------------

NET ASSETS, END OF YEAR                              $              189,893   $            1,755,499   $              130,346
                                                     ======================   ===============================================

UNIT TRANSACTIONS
  Units purchased                                                    18,918                    2,937                   13,182
  Units redeemed                                                       (782)                 (65,494)                    (495)
  Units transferred                                                   8,105                   66,706                        6
                                                     ----------------------   -----------------------------------------------
Net increase (decrease) in units                                     26,241                    4,149                   12,693
                                                     ======================   ===============================================

                                                                                     CLASS A
                                                     ------------------------------------------------------------------------
                                                         SCUDDER EQUITY           SCUDDER EQUITY           SCUDDER SMALL
                                                           500 INDEX                500 INDEX                CAP INDEX
                                                         (PINNACLE(TM))         (PINNACLE IV(TM))          (PINNACLE(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $              (98,091)  $                4,034   $              (33,171)
  Net realized gain (loss) on sales of investments               (5,878,635)                (148,633)                (458,324)
  Change in net unrealized appreciation
    (depreciation) during the period                                 66,761                  (19,786)                (648,587)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                (5,909,965)                (164,385)              (1,140,082)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                               197,917                  289,006                   36,678
  Contract terminations and benefits                             (1,932,527)                 (62,929)                (339,036)
  Net transfers among investment options                         (2,960,537)                 975,838                 (181,291)
  Contract maintenance charges                                      (10,642)                    (219)                  (1,828)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                             (4,705,789)               1,201,696                 (485,477)
                                                     ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                               (10,615,754)               1,037,311               (1,625,559)

Net assets, beginning of year                                    28,006,946                  403,329                5,064,447
                                                     ------------------------------------------------------------------------

NET ASSETS, END OF YEAR                              $           17,391,192   $            1,440,640   $            3,438,888
                                                     ========================================================================

UNIT TRANSACTIONS
  Units purchased                                                    18,003                   33,620                    3,607
  Units redeemed                                                   (190,149)                  (8,303)                 (39,170)
  Units transferred                                                (274,221)                 129,709                  (30,049)
                                                     ------------------------------------------------------------------------
Net increase (decrease) in units                                   (446,367)                 155,026                  (65,612)
                                                     ========================================================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                                                             CLASS A                              CLASS B
                                                     ----------------------   -----------------------------------------------
                                                         SCUDDER SMALL            SCUDDER EQUITY           SCUDDER SMALL
                                                           CAP INDEX                500 INDEX                CAP INDEX
                                                       (PINNACLE IV(TM))        (PINNACLE IV(TM))        (PINNACLE IV(TM))
                                                            DIVISION                 DIVISION                 DIVISION
                                                     ----------------------   -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss)                       $                 (348)  $               13,209   $                  (43)
  Net realized gain (loss) on sales of investments                   (2,342)                     (90)                  (4,185)
  Change in net unrealized appreciation
    (depreciation) during the period                                (29,387)                 (45,823)                  (1,348)
                                                     ----------------------   -----------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                                   (32,077)                 (32,704)                  (5,576)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
  RELATED TRANSACTIONS
  Contributions from contract holders                                51,769                  511,289                   31,784
  Contract terminations and benefits                                 (2,999)                       -                        -
  Net transfers among investment options                            131,667                1,378,146                  (11,041)
  Contract maintenance charges                                          (70)                       -                        -
                                                     ----------------------   -----------------------------------------------
Net increase (decrease) in net assets
  from contract related transactions                                180,367                1,889,435                   20,743
                                                     ----------------------   -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                   148,290                1,856,731                   15,167

Net assets, beginning of year                                        27,195                        -                        -
                                                     ----------------------   -----------------------------------------------

NET ASSETS, END OF YEAR                              $              175,485   $            1,856,731   $               15,167
                                                     ======================   ===============================================

UNIT TRANSACTIONS
  Units purchased                                                     5,164                   60,200                    3,563
  Units redeemed                                                       (330)                     (12)                       -
  Units transferred                                                  14,758                  162,175                   (1,570)
                                                     ----------------------   -----------------------------------------------
Net increase (decrease) in units                                     19,592                  222,363                    1,993
                                                     ======================   ===============================================

SEE ACCOMPANYING NOTES.
* - 2002 inception date for division.
Note: Year ended unless otherwise noted.

                               Separate Account II
                                       of
                        Integrity Life Insurance Company

                          Notes to Financial Statements

                                December 31, 2003

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS

Integrity Life Insurance Company ("Integrity"), a wholly owned subsidiary of the Western and Southern Life Insurance Company ("W&S"), established Separate Account II (the "Separate Account") on May 21, 1992, for the purpose of issuing flexible premium variable annuity contracts ("contracts"). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account's investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity's Separate Account Guaranteed Principal Option ("GPO"). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment ("MVA") and a Systematic Transfer Option ("STO") which accumulates interest at a fixed rate without an MVA. All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution. In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity's general account. Such options include a guaranteed interest division.

The Separate Account divisions invest in shares of the corresponding portfolios of the following funds or insurance trust funds ("Funds"): Variable Insurance Products Fund ("VIP"), Variable Insurance Products Fund II ("VIP II"), and Variable Insurance Products Fund III ("VIP III"), part of the Fidelity Investments group of companies (collectively, "Fidelity's VIP Funds"); Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Funds"); Janus Aspen Series; J.P. Morgan Series Trust II ("JPM Series"); MFS Variable Insurance Trust Funds ("MFS Funds"); Putnam Funds; Scudder VIT Funds ("Scudder Funds"), Touchstone Variable Series Trust Funds ("Touchstone Funds"), Van Kampen UIF Portfolios ("Van Kampen UIF Funds") and Van Kampen UIT Portfolios ("Van Kampen UIT Funds"). Fidelity Management and Research Company serves as investment adviser to Fidelity's VIP Funds. The investment adviser of the Franklin Templeton Funds is Franklin Templeton Investments. Janus Capital Corporation serves as investment adviser to the Janus Aspen Series. J.P. Morgan Investment Management Inc. is the investment adviser to the JPM Series. Massachusetts Financial Services Company ("MFS Funds") is the investment adviser to the MFS Funds.

Putnam Investment Management, LLC serves as the investment adviser of the Putnam Funds. The investment adviser for the Scudder Funds is Deutsche Asset Management, Inc. Morgan Stanley Dean Witter Investment Management, Inc. is the investment adviser for the Van Kampen UIF Funds. Van Kampen Funds, Inc. manages the Van Kampen UIT Funds.

REORGANIZATION

On January 27, 2003, the Board of Directors of The Legends Fund, Inc. approved a proposal to reorganize each Portfolio with a corresponding series of Touchstone Variable Series Trust (each, a "Touchstone Fund"). Shareholders of record of each Portfolio as of January 31, 2003 voted on the proposal at a special meeting of shareholders April 18, 2003 and approved it. The reorganizations, effective April 25, 2003, were part of a restructuring by Integrity, National Integrity and their affiliates designed to achieve greater operating efficiencies and potential economies of scale. Each Portfolio, the respective Touchstone Fund with which it reorganized and the Touchstone Fund as it was named after each reorganization (the "Combined Fund") is listed below:

PORTFOLIO:                        TOUCHSTONE FUND                    COMBINED FUND
--------------------------------------------------------------------------------------------------
Harris Bretall Sullivan &
  Smith Equity Growth             Touchstone Large Cap Growth        Touchstone Large Cap Growth
Third Avenue Value                Touchstone Small Cap Value         Touchstone Third Avenue Value
Gabelli Large Cap Value           Touchstone Value Plus              Touchstone Value Plus
Baron Small Cap                   A newly created fund               Touchstone Baron Small Cap

Each Combined Fund has substantially similar objectives, investment strategies and risks to those of the predecessor Portfolio. Touchstone Small Cap Value Fund became a non-diversified fund to resemble the Third Avenue Value Portfolio.

Touchstone Advisers serves as investment manager to the Combined Funds after the reorganizations. The sub-adviser of each Combined Fund is the same as the current sub-adviser of the corresponding Portfolio, except that the sub-adviser of Gabelli Large Cap Value Portfolio after the reorganization is Fort Washington Investment Advisors, Inc.

The contract holder's account value in a Separate Account division will vary depending on the performance of the corresponding portfolio. The Separate Account currently has one hundred nine investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio's prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account's assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds' shares are determined based on the identified cost basis.

Capital gain distributions are included in the reinvested dividend amounts in the Statement of Operations. Dividends from income and capital gain distributions are recorded on the ex-dividend date. Dividends and distributions from the Funds' portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

UNIT VALUE

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, new premium deposits or withdrawals, and the daily asset charge for the mortality and expense risk and administrative charges. Unit values are adjusted daily for all activity in the Separate Account.

TAXES

Operations of the Separate Account are included in the income tax return of Integrity which is taxed as a life insurance company under the Internal Revenue Code. The Separate Account will not be taxed as a regulated investment company under Subchapter L of the Internal Revenue Code. Under the provisions of the policies, Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the periods ended December 31, 2003 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2003) and the cost of shares held at December 31, 2003 for each division were as follows:

                              DIVISION                                   PURCHASES          SALES            COST
----------------------------------------------------------------------------------------------------------------------
  Gabelli Large Cap Value (Pinnacle(TM))                              $       52,662   $    5,239,400   $            -
  Gabelli Large Cap Value (Pinnacle IV(TM))                                   27,896          491,198                -
  Touchstone Large Cap Growth (Pinnacle(TM))                               1,008,109        2,411,301       20,441,622
  Touchstone Large Cap Growth (Pinnacle IV(TM))                              229,586           82,972          304,856
  Touchstone Third Avenue Value (Pinnacle(TM))                             3,282,849        4,290,941       20,767,526
  Touchstone Third Avenue Value (Pinnacle IV(TM))                          1,575,101          501,241        3,916,531
  Touchstone Baron Small Cap Value (Pinnacle(TM))                            691,270        1,205,696        3,393,399
  Touchstone Baron Small Cap Value (Pinnacle IV(TM))                         456,657          162,746          985,452
  Touchstone Balanced (Pinnacle IV(TM))                                      322,483           15,216          320,851
  Touchstone Balanced (Pinnacle(TM))                                       1,690,713          876,267        1,391,398
  Touchstone Core Bond (Pinnacle IV(TM))                                   3,292,609        2,728,279          637,384
  Touchstone Core Bond (Pinnacle(TM))                                      2,505,745        2,680,500        1,796,246
  Touchstone Emerging Growth (Pinnacle IV(TM))                               719,691           51,031          684,655
  Touchstone Emerging Growth (Pinnacle(TM))                                  675,718          190,932          829,135
  Touchstone Enhanced Dividend 30 (Pinnacle IV(TM))                        1,405,580           33,867        1,373,402
  Touchstone Enhanced Dividend 30 (Pinnacle(TM))                          17,281,838          102,155       17,224,632
  Touchstone Growth & Income (Pinnacle IV(TM))                               337,353           22,150          318,828
  Touchstone Growth & Income (Pinnacle(TM))                                  497,767          139,193          578,164
  Touchstone Growth/Value (Pinnacle(TM))                                      13,811          107,614                -
  Touchstone Growth/Value (Pinnacle IV(TM))                                   25,306           30,495                -
  Touchstone High Yield (Pinnacle IV(TM))                                  7,443,720        7,634,851        1,541,188
  Touchstone High Yield (Pinnacle(TM))                                    23,517,006       19,251,214       12,951,182
  Touchstone International Equity (Pinnacle IV(TM))                            5,038            5,410                -
  Touchstone International Equity (Pinnacle(TM))                                 226              269                -
  Touchstone Large Cap Growth (Pinnacle IV(TM))                               16,767           16,813                -
  Touchstone Large Cap Growth (Pinnacle(TM))                                   9,285           43,406                -
  Touchstone Money Market (Pinnacle IV(TM))                                1,237,367        1,968,213            8,110
  Touchstone Money Market (Pinnacle(TM))                                  42,082,546       32,176,041       11,984,449
  Touchstone Small Cap Value (Pinnacle IV(TM))                                38,208           85,143                -
  Touchstone Small Cap Value (Pinnacle(TM))                                    1,824           45,493                -

                              DIVISION                                  PURCHASES          SALES             COST
----------------------------------------------------------------------------------------------------------------------
  Touchstone Value Plus (Pinnacle IV(TM))                             $      530,852   $       34,059   $      501,751
  Touchstone Value Plus (Pinnacle(TM))                                     5,098,848          919,477        4,341,137
  JPM Bond (Pinnacle(TM))                                                  3,982,419       12,279,245       19,122,446
  JPM Bond (Pinnacle IV(TM))                                               3,216,877        2,051,664        5,104,310
  JPM International Opportunities (Pinnacle(TM))                           2,125,527        1,329,814        2,475,158
  JPM International Opportunities (Pinnacle IV(TM))                          269,586          106,619          223,270
  JPM Mid Cap Value (Pinnacle IV(TM))                                        147,635           56,619          175,501
  Van Kampen UIF Emerging Markets Debt (Pinnacle(TM))                        550,182          609,659        2,167,189
  Van Kampen UIF Emerging Markets Debt (Pinnacle IV(TM))                     268,999           90,112          292,680
  Van Kampen UIF U.S. Real Estate (Pinnacle(TM))                           1,039,383        1,522,812        4,220,682
  Van Kampen UIF U.S. Real Estate (Pinnacle IV(TM))                        1,133,561          392,854        1,429,265
  Van Kampen Bandwidth & Telecommunication (Pinnacle(TM))                          1           21,171                -
  Van Kampen Bandwidth & Telecommunication (Pinnacle IV(TM))                   5,631           52,005                -
  Van Kampen Biotechnology & Pharmaceutical (Pinnacle(TM))                     2,137          322,132                -
  Van Kampen Biotechnology & Pharmaceutical (Pinnacle IV(TM))                  9,231          200,616                -
  Van Kampen Internet (Pinnacle IV(TM))                                          615           10,775                -
  Van Kampen MS High-Tech 35 Index (Pinnacle(TM))                             16,315           68,581                -
  Van Kampen MS High-Tech 35 Index (Pinnacle IV(TM))                           6,345            9,717                -
  Van Kampen MS U.S. Multinational (Pinnacle(TM))                                  -            8,853                -
  Van Kampen MS U.S. Multinational (Pinnacle IV(TM))                           8,460           12,714                -
  Van Kampen LIT Comstock (Pinnacle IV(TM))                                  237,835            1,706          236,271
  Van Kampen LIT Emerging Growth (Pinnacle IV(TM))                            36,338              446           35,925
  Van Kampen UIF Emerging Markets Equity (Pinnacle IV(TM))                   240,617            5,134          236,223
  Putnam VT Voyager (Pinnacle IV(TM))                                        156,603           42,990          114,339
  Putnam VT New Opportunities (Pinnacle IV(TM))                              394,235           96,851          297,889
  Putnam VT The George Putnam Fund of Boston (Pinnacle IV(TM))                34,663               86           34,581
  Fidelity Balanced (Pinnacle IV(TM))                                        114,021            1,038          113,014
  Franklin Income Securities (Pinnacle IV(TM))                             2,677,860          477,704        2,233,625
  Franklin Growth & Income Securities (Pinnacle IV(TM))                      649,491           80,142          565,275
  Franklin Large Cap Growth Securities (Pinnacle IV(TM))                     310,841           43,651          268,521
  Templeton Foreign Securities (Pinnacle IV(TM))                             301,117            2,514          299,110
  Franklin Mutual Shares Securities (Pinnacle IV(TM))                        835,331           74,735          758,692
  Templeton Growth Securities (Pinnacle IV(TM))                              483,257           56,502          430,061

                              DIVISION                                  PURCHASES          SALES             COST
----------------------------------------------------------------------------------------------------------------------
  Fidelity High Income (Pinnacle IV(TM))                              $    3,270,160   $      250,121   $    3,054,645
  Van Kampen LIT Comstock (Pinnacle(TM))                                     376,848           25,424          353,434
  Franklin Income Securities (Pinnacle(TM))                               31,897,628        4,975,958       27,210,963
  Franklin Growth & Income Securities (Pinnacle(TM))                      15,429,158        2,257,313       13,198,499
  Franklin Large Cap Growth Securities (Pinnacle(TM))                        173,911            4,396          170,051
  Franklin Mutual Shares Securities (Pinnacle(TM))                         1,838,162          304,103        1,531,494
  Templeton Growth Securities (Pinnacle(TM))                                 440,049           79,765          367,872
  Fidelity VIP Money Market (Pinnacle(TM))                                31,130,823       31,130,823                -
  Templeton Foreign Securities (Pinnacle(TM))                              5,859,362        5,024,859          951,623
  Van Kampen LIT Emerging Growth (Pinnacle(TM))                               82,587              983           81,754
  Putnam VT Voyager (Pinnacle(TM))                                           250,303          174,627           83,191
  Putnam VT New Opportunities (Pinnacle(TM))                               1,053,658           96,766          963,294
  Putnam VT George Putnam (Pinnacle(TM))                                     526,363          152,965          379,974
  Van Kampen UIF Emerging Markets Equity (Pinnacle(TM))                      186,746            6,166          180,870
INITIAL CLASS:
  VIP Equity-Income (Pinnacle(TM))                                         2,544,892        3,102,967       15,795,745
  VIP II Contrafund (Pinnacle(TM))                                         2,700,132        4,112,647       15,155,153
  VIP III Growth & Income (Pinnacle(TM))                                   1,232,842        1,761,977       11,278,573
  VIP III Growth Opportunity (Pinnacle(TM))                                  650,546          704,792        4,714,653
INSTITUTIONAL SHARES:
  Janus Aspen Balanced (Pinnacle(TM))                                              -       30,124,658                -
  Janus Aspen Capital Appreciation (Pinnacle(TM))                             23,072       15,192,441                -
  Janus Aspen Money Market (Pinnacle(TM))                                  1,584,886       21,532,990                -
  Janus Aspen Worldwide Growth (Pinnacle(TM))                              3,501,880        7,856,303       13,296,523
SERVICE CLASS:
  VIP Growth (Pinnacle(TM))                                                2,439,367        1,838,260        3,765,618
  VIP III Mid Cap (Pinnacle(TM))                                           4,176,337        4,852,924        8,089,954
  MFS Emerging Growth (Pinnacle(TM))                                         456,351          345,342        1,841,350
  MFS Emerging Growth (Pinnacle IV(TM))                                      236,156          125,171          347,527
  MFS Investors Trust (Pinnacle(TM))                                         250,089          372,106          871,381
  MFS Investors Trust (Pinnacle IV(TM))                                       49,122           16,067          311,701
  MFS Mid Cap Growth (Pinnacle(TM))                                        2,562,920        1,818,500        3,902,785
  MFS Mid Cap Growth (Pinnacle IV(TM))                                     1,039,520          493,754        1,001,314
  MFS New Discovery (Pinnacle(TM))                                           568,427        1,604,721        1,893,069

                              DIVISION                                  PURCHASES           SALES            COST
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS New Discovery (Pinnacle IV(TM))                                 $      299,170   $      130,202   $      693,751
  MFS Capital Opportunities (Pinnacle(TM))                                   156,557          504,803        2,374,084
  MFS Capital Opportunities (Pinnacle IV(TM))                                 50,835           17,776          305,732
  MFS Investors Growth Stock (Pinnacle IV(TM))                               256,115           11,100          339,119
  MFS Research (Pinnacle IV(TM))                                              30,048            4,993           71,460
  MFS Total Return (Pinnacle IV(TM))                                       2,360,378          418,232        4,424,197
  Touchstone Money Market (Pinnacle IV(TM))                               10,002,545        6,757,238        3,245,307
SERVICE CLASS 2:
  VIP Contrafund (Pinnacle IV(TM))                                         2,361,064          872,589        3,116,900
  VIP Dynamic Capital Appreciation (Pinnacle IV(TM))                               -              746           29,289
  VIP Equity-Income (Pinnacle IV(TM))                                      2,298,087          502,657        4,616,235
  VIP Growth & Income (Pinnacle IV(TM))                                    3,052,932        1,666,654        2,456,909
  VIP Growth (Pinnacle IV(TM))                                             2,642,247          731,975        2,789,638
  VIP Growth Opportunities (Pinnacle IV(TM))                                 199,687          115,088          180,101
  VIP Mid Cap (Pinnacle IV(TM))                                            2,288,408        1,273,702        2,978,302
  VIP Money Market (Pinnacle IV(TM))                                       2,915,741        6,491,842                -
SERVICE SHARES:
  Janus Aspen Mid Cap Growth (Pinnacle(TM))                                  169,352          285,673          978,091
  Janus Aspen Mid Cap Growth (Pinnacle IV(TM))                               211,436           66,483          197,542
  Janus Aspen Balanced (Pinnacle IV(TM))                                       4,161        1,499,853                -
  Janus Aspen Capital Appreciation (Pinnacle IV(TM))                             119          341,041                -
  Janus Aspen Core Equity (Pinnacle IV(TM))                                        1           43,121                -
  Janus Aspen Growth (Pinnacle(TM))                                          471,567          624,113          789,372
  Janus Aspen Growth (Pinnacle IV(TM))                                     2,319,482        2,331,283          292,390
  Janus Aspen International Growth (Pinnacle IV(TM))                         252,349           35,128          241,467
  Janus Aspen Strategic Value (Pinnacle(TM))                                   2,420        1,013,082                -
  Janus Aspen Strategic Value (Pinnacle IV(TM))                                   77          210,854                -
  Janus Aspen Worldwide Growth (Pinnacle IV(TM))                             548,795          374,646          606,264
CLASS 1B SHARES:
  Putnam VT Growth & Income (Pinnacle(TM))                                   655,499          436,611          726,309
  Putnam VT Growth & Income (Pinnacle IV(TM))                                361,284          111,791          790,224
  Putnam VT International Equity (Pinnacle(TM))                            3,085,351        3,437,201        1,160,783
  Putnam VT International Equity (Pinnacle IV(TM))                           254,099          382,141          316,369
  Putnam VT Small Cap Value (Pinnacle(TM))                                 1,088,345          713,210        2,850,243

                              DIVISION                                  PURCHASES          SALES             COST
----------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Small Cap Value (Pinnacle IV(TM))                         $      664,757   $      284,389   $    1,736,365
  Putnam VT Discovery Growth (Pinnacle(TM))                                   84,359          177,089          120,075
  Putnam VT Discovery Growth (Pinnacle IV(TM))                               587,443          559,756          287,870
CLASS A:
  Scudder EAFE Equity Index (Pinnacle(TM))                                 1,542,450        1,657,779        1,647,676
  Scudder EAFE Equity Index (Pinnacle IV(TM))                                 23,602           22,353          159,037
  Scudder Equity 500 Index (Pinnacle(TM))                                  4,700,228        7,454,712       15,998,531
  Scudder Equity 500 Index (Pinnacle IV(TM))                               1,104,954        1,112,088        1,491,772
  Scudder Small Cap Index (Pinnacle(TM))                                     995,017          554,965        4,784,523
  Scudder Small Cap Index (Pinnacle IV(TM))                                  144,523          130,386          212,741
CLASS B:
  Scudder EAFE Equity Index (Pinnacle IV(TM))                                 54,871              144           54,742
  Scudder Equity 500 Index (Pinnacle IV(TM))                               2,309,526          651,532        3,581,544
  Scudder Small Cap Index (Pinnacle IV(TM))                                  826,098           10,690          832,855
                                                                                                        --------------
                                                                                                        $  345,396,744
                                                                                                        ==============

3. EXPENSES

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. There are two contracts currently offered by the Separate Account: Pinnacle and Pinnacle IV. Pinnacle charges 1.20% and 0.15%, and Pinnacle IV charges 1.30% and 0.15%, respectively, of net assets to cover these risks and expenses. These charges are deducted on a daily basis. In addition, an annual administrative charge of $30 per contract is assessed if the participant's account value is less than $50,000 at the end of any participation year prior to the participant's retirement date (as defined by the participant's contract).

Integrity also deducts an amount monthly to cover the cost of any additional benefits provided under the policy by rider. Both the cost of insurance charge and the charge for riders are deducted on a monthly anniversary day.

4. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds, capital gain dividend distributions and total returns are presented for the periods ended December 31, 2003 (refer to the Statement of Changes in Net Assets for the applicable periods ended December 31, 2003).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

                                                                         CAPITAL GAIN  INVESTMENT
                                            UNITS     UNIT   NET ASSETS    DIVIDEND      INCOME    EXPENSE    TOTAL
DIVISION                              YEAR  (000s)   VALUE     (000s)    DISTRIBUTION   RATIO (1)   RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------
  Touchstone Large Cap Growth
    (Pinnacle(TM))
                                      2003     725  $ 17.19  $      725  $          -        0.12%    1.35%      30.52%
                                      2002     813    13.17      10,711             -        0.00%    1.35%     (31.44%)
                                      2001   1,023    19.21      19,659     1,884,335        0.00%    1.35%     (28.90%)
  Touchstone Large Cap Growth
    (Pinnacle IV(TM))
                                      2003      42     8.21          42             -        0.17%    1.45%      30.32%
                                      2002      21     6.30         134             -        0.00%    1.45%     (31.45%)
                                      2001      10     9.19          88           605        0.00%    1.45%      (8.10%)
  Touchstone Third Avenue Value
    (Pinnacle(TM))
                                      2003     741    33.35         741             -        0.35%    1.35%      38.32%
                                      2002     781    24.11      18,822             -        1.57%    1.35%     (18.60%)
                                      2001     935    29.62      27,691             -        0.84%    1.35%      13.66%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                         CAPITAL GAIN  INVESTMENT
                                            UNITS     UNIT   NET ASSETS    DIVIDEND      INCOME    EXPENSE    TOTAL
DIVISION                              YEAR  (000s)   VALUE     (000s)    DISTRIBUTION   RATIO (1)   RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------
  Touchstone Third Avenue Value
    (Pinnacle IV(TM))
                                      2003     429  $ 11.16  $      429  $          -        0.33%    1.45%      38.12%
                                      2002     311     8.08       2,514             -        2.06%    1.45%     (18.63%)
                                      2001      57     9.93         569             -        1.10%    1.45%      (0.70%)
  Touchstone Baron Small Cap Value
    (Pinnacle(TM))
                                      2003     203    20.05         203             -        0.00%    1.35%      31.65%
                                      2002     236    15.23       3,595             -        0.00%    1.35%     (15.25%)
                                      2001     243    17.97       4,368             -        0.00%    1.35%       5.15%
  Touchstone Baron Small Cap Value
    (Pinnacle IV(TM))
                                      2003     104    11.14         104             -        0.00%    1.45%      31.52%
                                      2002      73     8.47         616             -        0.00%    1.45%     (15.38%)
                                      2001      15    10.01         155             -        0.00%    1.45%       0.10%
  Touchstone Balanced
    (Pinnacle IV(TM))
                                      2003      32    11.07          32             -        1.48%    1.45%      19.81%
                                      2002       1     9.24          12             1        0.49%    1.45%      (7.60%)
  Touchstone Balanced (Pinnacle(TM))
                                      2003     144    11.08         144             -        0.82%    1.35%      19.91%
                                      2002      62     9.24         570            51        6.52%    1.35%      (7.60%)
  Touchstone Core Bond
    (Pinnacle IV(TM))
                                      2003      58    10.68          58             -        5.86%    1.45%       2.01%
                                      2002       7    10.47          70             -       18.52%    1.45%       4.70%
  Touchstone Core Bond
    (Pinnacle(TM))
                                      2003     163    10.70         163             -        3.15%    1.35%       2.10%
                                      2002     185    10.48       1,937             -       15.32%    1.35%       4.80%
  Touchstone Emerging Growth
    (Pinnacle IV(TM))
                                      2003      66    11.13          66         5,313        0.00%    1.45%      45.11%
                                      2002       1     7.67           6           132        3.93%    1.45%     (23.30%)
  Touchstone Emerging Growth
    (Pinnacle(TM))
                                      2003      85    11.15          85         7,360        0.00%    1.35%      45.37%
                                      2002      40     7.67         303         6,929        3.14%    1.35%     (23.30%)
  Touchstone Enhanced Dividend 30
    (Pinnacle IV(TM))
                                      2003     136    10.62         136             -        4.46%    1.45%      29.99%
  Touchstone Enhanced Dividend 30
    (Pinnacle(TM))
                                      2003   1,681    10.64       1,681             -        3.96%    1.35%      30.07%
                                      2002       3     8.18          25             -        1.34%    1.35%     (18.20%)
  Touchstone Growth & Income
    (Pinnacle IV(TM))
                                      2003      32    10.81          32         1,988        9.35%    1.45%      31.03%
  Touchstone Growth & Income
    (Pinnacle(TM))
                                      2003      59    10.82          59         3,153        6.61%    1.35%      30.99%
                                      2002      24     8.26         199         2,044        9.87%    1.35%     (17.40%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 1,000.

                                                                         CAPITAL GAIN  INVESTMENT
                                            UNITS     UNIT   NET ASSETS    DIVIDEND      INCOME    EXPENSE    TOTAL
DIVISION                              YEAR  (000s)   VALUE     (000s)    DISTRIBUTION   RATIO (1)   RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------
  Touchstone High Yield
    (Pinnacle IV(TM))
                                      2003     124  $ 11.90  $      124  $          -        4.49%    1.45%      22.18%
                                      2002     133     9.74       1,299             -       19.75%    1.45%      (2.60%)
  Touchstone High Yield
    (Pinnacle(TM))
                                      2003   1,048    11.92       1,048             -        9.42%    1.35%      22.26%
                                      2002     724     9.75       7,055             -        9.04%    1.35%      (2.50%)
  Touchstone Money Market
    (Pinnacle IV(TM))
                                      2003       1     9.95           1             -        1.03%    1.45%      (0.50%)
                                      2002      74    10.00         739             -        0.76%    1.45%       0.00%
  Touchstone Money Market
    (Pinnacle(TM))
                                      2003   1,202     9.97       1,202             -        0.89%    1.35%      (0.30%)
                                      2002     208    10.00       2,077             -        0.78%    1.35%       0.00%
  Touchstone Value Plus
    (Pinnacle IV(TM))
                                      2003      62     9.97          62             -        1.04%    1.45%      27.82%
  Touchstone Value Plus
    (Pinnacle(TM))
                                      2003     542     9.98         542             -        0.93%    1.35%      27.95%
                                      2002       6     7.80          48            20        1.53%    1.35%     (22.00%)
  JPM Bond (Pinnacle(TM))
                                      2003   1,459    13.38       1,459       155,673        5.10%    1.35%       2.29%
                                      2002   2,171    13.08      28,399             -        0.66%    1.35%       7.30%
                                      2001   1,973    12.19      24,049       133,096        6.65%    1.35%       5.54%
  JPM Bond (Pinnacle IV(TM))
                                      2003     458    11.19         458        29,410        4.87%    1.45%       2.19%
                                      2002     369    10.95       4,042             -        0.51%    1.45%       7.25%
                                      2001      83    10.21         848         3,489       19.65%    1.45%       2.10%
  JPM International Opportunities
    (Pinnacle(TM))
                                      2003     354     9.01         354             -        0.71%    1.35%      30.58%
                                      2002     238     6.90       1,642             -        0.48%    1.35%     (19.39%)
                                      2001     293     8.56       2,511        39,919        2.02%    1.35%     (20.22%)
  JPM International Opportunities
    (Pinnacle IV(TM))
                                      2003      27    10.26          27             -        0.88%    1.45%      30.53%
                                      2002       8     7.86          59             -        0.32%    1.45%     (19.55%)
                                      2001       2     9.77          18             -        5.51%    1.45%      (2.30%)
  JPM Mid Cap Value
    (Pinnacle IV(TM))
                                      2003      18    11.75          18             -        0.24%    1.45%      27.72%
                                      2002       9     9.20          85             -        0.00%    1.45%      (8.00%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                         CAPITAL GAIN  INVESTMENT
                                            UNITS     UNIT   NET ASSETS    DIVIDEND      INCOME    EXPENSE    TOTAL
DIVISION                              YEAR  (000s)   VALUE     (000s)    DISTRIBUTION   RATIO (1)   RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Emerging Markets
    Debt (Pinnacle(TM))
                                      2003     199  $ 13.50  $      199  $          -        0.00%    1.35%      26.17%
                                      2002     202    10.70       2,156             -        7.92%    1.35%       7.75%
                                      2001     150     9.93       1,492             -        7.95%    1.35%       8.64%
  Van Kampen UIF Emerging Markets
    Debt (Pinnacle IV(TM))
                                      2003      23    14.36          23             -        0.00%    1.45%      25.96%
                                      2002       9    11.40         100             -       10.61%    1.45%       7.65%
                                      2001       1    10.59          11             -       69.79%    1.45%       5.90%
  Van Kampen UIF U.S. Real Estate
    (Pinnacle(TM))
                                      2003     331    15.92         331             -        0.00%    1.35%      35.72%
                                      2002     377    11.73       4,419        88,170        3.41%    1.35%      (2.17%)
                                      2001     340    11.99       4,072        30,456        3.80%    1.35%       8.31%
  Van Kampen UIF U.S. Real Estate
    (Pinnacle IV(TM))
                                      2003     124    13.55         124             -        0.00%    1.45%      35.50%
                                      2002      61    10.00         606        11,643        5.06%    1.45%      (2.15%)
                                      2001      10    10.22          98           288       15.00%    1.45%       2.20%
  Van Kampen LIT Comstock
    (Pinnacle IV(TM))
                                      2003      21    12.24          21             -        0.00%    1.45%      22.40%
  Van Kampen LIT Emerging Growth
    (Pinnacle IV(TM))
                                      2003       3    11.92           3             -        0.00%    1.45%      19.20%
  Van Kampen UIF Emerging Markets
    Equity (Pinnacle IV(TM))
                                      2003      20    14.37          20             -        0.00%    1.45%      43.70%
  Putnam VT Voyager
    (Pinnacle IV(TM))
                                      2003      10    11.70          10             -        0.03%    1.45%      17.00%
  Putnam VT New Opportunities
    (Pinnacle IV(TM))
                                      2003      24    12.43          24             -        0.00%    1.45%      24.30%
  Putnam VT The George Putnam Fund
    of Boston (Pinnacle IV(TM))
                                      2003       3    11.14           3             -        0.08%    1.45%      11.40%
  Fidelity Balanced
    (Pinnacle IV(TM))
                                      2003      11    11.17          11             -        0.00%    1.45%      11.70%
  Franklin Income Securities
    (Pinnacle IV(TM))
                                      2003     208    12.58         208             -        5.05%    1.45%      25.80%
  Franklin Growth & Income
    Securities (Pinnacle IV(TM))
                                      2003      56    11.73          56             -        3.06%    1.45%      17.30%
  Franklin Large Cap Growth
    Securities (Pinnacle IV(TM))
                                      2003      24    11.89          24             -        0.09%    1.45%      18.90%
  Templeton Foreign Securities
    (Pinnacle IV(TM))
                                      2003      26    12.55          26             -        0.53%    1.45%      25.50%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                         CAPITAL GAIN  INVESTMENT
                                            UNITS     UNIT   NET ASSETS    DIVIDEND      INCOME    EXPENSE    TOTAL
DIVISION                              YEAR  (000s)   VALUE     (000s)    DISTRIBUTION   RATIO (1)   RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------
  Franklin Mutual Shares Securities
    (Pinnacle IV(TM))
                                      2003      70  $ 12.10  $       70  $          -        0.61%    1.45%      21.00%
  Templeton Growth Securities
    (Pinnacle IV(TM))
                                      2003      37    12.43          37             -        0.31%    1.45%      24.30%
  Fidelity High Income
    (Pinnacle IV(TM))
                                      2003     275    11.49         275             -        0.00%    1.45%      14.90%
  Van Kampen LIT Comstock
    (Pinnacle(TM))
                                      2003      32    12.25          32             -        0.16%    1.35%      22.50%
  Franklin Income Securities
    (Pinnacle(TM))
                                      2003   2,619    12.63       2,619             -        5.51%    1.35%      26.30%
  Franklin Growth & Income
    Securities (Pinnacle(TM))
                                      2003   1,346    11.77       1,346             -        3.40%    1.35%      17.70%
  Franklin Large Cap Growth
    Securities (Pinnacle(TM))
                                      2003      16    11.90          16             -        0.54%    1.35%      19.00%
  Franklin Mutual Shares Securities
    (Pinnacle(TM))
                                      2003     147    12.12         147             -        0.96%    1.35%      21.20%
  Templeton Growth Securities
    (Pinnacle(TM))
                                      2003      32    12.45          32             -        0.85%    1.35%      24.50%
  Templeton Foreign Securities
    (Pinnacle(TM))
                                      2003      82    12.57          82             -        1.13%    1.35%      25.70%
  Van Kampen LIT Emerging Growth
    (Pinnacle(TM))
                                      2003       7    11.93           7             -        0.00%    1.35%      19.30%
  Putnam VT Voyager (Pinnacle(TM))
                                      2003       8    11.71           8             -        0.00%    1.35%      17.10%
  Putnam VT New Opportunities
    (Pinnacle(TM))
                                      2003      82    12.44          82             -        0.00%    1.35%      24.40%
  Putnam VT George Putnam
    (Pinnacle(TM))
                                      2003      38    11.15          38             -        2.47%    1.35%      11.50%
  Van Kampen UIF Emerging Markets
    Equity (Pinnacle(TM))
                                      2003      14    14.39          14             -        0.00%    1.35%      43.90%
INITIAL CLASS:
  VIP Equity-Income (Pinnacle(TM))
                                      2003   1,347    12.28       1,347             -        1.84%    1.35%      28.59%
                                      2002   1,423     9.55      13,585       403,825        2.10%    1.35%     (18.10%)
                                      2001   1,533    11.66      17,873       768,588        1.58%    1.35%      (6.19%)
  VIP II Contrafund (Pinnacle(TM))
                                      2003   1,298    13.82       1,298             -        0.48%    1.35%      26.79%
                                      2002   1,425    10.90      15,536             -        0.86%    1.35%     (10.58%)
                                      2001   1,519    12.19      18,517       663,797        0.92%    1.35%     (13.42%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

                                                                         CAPITAL GAIN  INVESTMENT
                                            UNITS     UNIT   NET ASSETS    DIVIDEND      INCOME    EXPENSE    TOTAL
DIVISION                              YEAR  (000s)   VALUE     (000s)    DISTRIBUTION   RATIO (1)   RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------
INITIAL CLASS (CONTINUED):
  VIP III Growth & Income
    (Pinnacle(TM))
                                      2003     902  $ 12.13  $      902  $          -        1.19%    1.35%      22.16%
                                      2002     953     9.93       9,459             -        1.47%    1.35%     (17.73%)
                                      2001   1,131    12.07      13,651       600,138        1.33%    1.35%      (9.99%)
  VIP III Growth Opportunity
    (Pinnacle(TM))
                                      2003     466     8.86         466             -        0.75%    1.35%      28.22%
                                      2002     473     6.91       3,265             -        1.28%    1.35%     (22.97%)
                                      2001     662     8.97       5,936             -        0.42%    1.35%     (15.54%)
INSTITUTIONAL SHARES:
  Janus Aspen Worldwide Growth
    (Pinnacle(TM))
                                      2003   1,259    11.18       1,259             -        1.07%    1.35%      22.32%
                                      2002   1,708     9.14      15,615             -        0.83%    1.35%     (26.53%)
                                      2001   2,315    12.44      28,793             -        0.46%    1.35%     (23.49%)
SERVICE CLASS:
  VIP Growth (Pinnacle(TM))

                                      2003     540     8.11         540             -        0.19%    1.35%      31.02%
                                      2002     468     6.19       2,899             -        0.14%    1.35%     (31.15%)
                                      2001     504     8.99       4,527       234,072        0.00%    1.35%     (18.86%)
  VIP III Mid Cap (Pinnacle(TM))
                                      2003     534    19.77         534             -        0.32%    1.35%      36.72%
                                      2002     581    14.46       8,408             -        0.83%    1.35%     (11.12%)
                                      2001     581    16.27       9,459             -        0.00%    1.35%      (4.69%)
  MFS Emerging Growth (Pinnacle(TM))
                                      2003     294     4.38         294             -        0.00%    1.35%      28.07%
                                      2002     267     3.42         914             -        0.00%    1.35%     (34.73%)
                                      2001     337     5.24       1,767       106,101        0.00%    1.35%     (34.50%)
  MFS Emerging Growth
    (Pinnacle IV(TM))
                                      2003      52     7.70          52             -        0.00%    1.45%      28.12%
                                      2002      36     6.01         214             -        0.00%    1.45%     (34.82%)
                                      2001       8     9.22          69             -        0.00%    1.45%      (7.80%)
  MFS Investors Trust (Pinnacle(TM))
                                      2003     115     7.84         115             -        0.47%    1.35%      20.25%
                                      2002     135     6.52         883             -        0.48%    1.35%     (22.29%)
                                      2001     288     8.39       2,417        31,554        0.51%    1.35%     (17.26%)
  MFS Investors Trust
    (Pinnacle IV(TM))
                                      2003      37     8.88          37             -        0.45%    1.45%      20.16%
                                      2002      32     7.39         239             -        0.46%    1.45%     (22.29%)
                                      2001       9     9.51          82             -        0.00%    1.45%      (4.90%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                         CAPITAL GAIN  INVESTMENT
                                            UNITS     UNIT   NET ASSETS    DIVIDEND      INCOME    EXPENSE    TOTAL
DIVISION                              YEAR  (000s)   VALUE     (000s)    DISTRIBUTION   RATIO (1)   RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS (CONTINUED):
  MFS Mid Cap Growth (Pinnacle(TM))
                                      2003     658  $  5.89  $      658  $          -        0.00%    1.35%      34.78%
                                      2002     524     4.37       2,291             -        0.00%    1.35%     (44.19%)
                                      2001     870     7.83       6,814             -        0.96%    1.35%     (18.69%)
  MFS Mid Cap Growth
    (Pinnacle IV(TM))
                                      2003     163     6.84         163             -        0.00%    1.45%      34.65%
                                      2002      75     5.08         383             -        0.00%    1.45%     (44.24%)
                                      2001      20     9.11         185             -        0.00%    1.45%      (8.90%)
  MFS New Discovery (Pinnacle(TM))
                                      2003     235     7.68         235             -        0.00%    1.35%      31.73%
                                      2002     393     5.83       2,289             -        0.00%    1.35%     (32.76%)
                                      2001     418     8.67       3,624         2,852        2.44%    1.35%      (6.47%)
  MFS New Discovery
    (Pinnacle IV(TM))
                                      2003      86     8.89          86             -        0.00%    1.45%      31.51%
                                      2002      67     6.76         452             -        0.00%    1.45%     (32.80%)
                                      2001      17    10.06         175             -        0.00%    1.45%       0.60%
  MFS Capital Opportunities
    (Pinnacle(TM))
                                      2003     305     5.71         305             -        0.00%    1.35%      25.49%
                                      2002     375     4.55       1,705             -        0.00%    1.35%     (30.85%)
                                      2001     560     6.58       3,686       128,720        4.68%    1.35%     (24.63%)
  MFS Capital Opportunities
    (Pinnacle IV(TM))
                                      2003      39     7.82          39             -        0.00%    1.45%      25.32%
                                      2002      34     6.24         212             -        0.00%    1.45%     (30.82%)
                                      2001      16     9.02         141             -        0.00%    1.45%      (9.80%)
  MFS Investors Growth Stock
    (Pinnacle IV(TM))
                                      2003      44     8.12          44             -        0.00%    1.45%      20.83%
                                      2002      11     6.72          76             -        0.00%    1.45%     (28.81%)
                                      2001       5     9.44          50             -        0.00%    1.45%      (5.60%)
  MFS Research (Pinnacle IV(TM))
                                      2003       9     8.48           9             -        0.33%    1.45%      22.54%
                                      2002       6     6.92          40             -        0.14%    1.45%     (25.75%)
                                      2001       3     9.32          29             -        0.00%    1.45%      (6.80%)
  MFS Total Return (Pinnacle IV(TM))
                                      2003     464    10.60         464             -        1.54%    1.45%      14.35%
                                      2002     262     9.27       2,430         9,116        2.12%    1.45%      (6.74%)
                                      2001      49     9.94         486             -        0.00%    1.45%      (0.60%)
  Touchstone Money Market
    (Pinnacle IV(TM))
                                      2003     326     9.96         326             -        0.00%    1.45%      (0.40)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                         CAPITAL GAIN  INVESTMENT
                                            UNITS     UNIT   NET ASSETS    DIVIDEND      INCOME    EXPENSE    TOTAL
DIVISION                              YEAR  (000s)   VALUE     (000s)    DISTRIBUTION   RATIO (1)   RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------
SERVICE CLASS 2 (CONTINUED):
  VIP Contrafund (Pinnacle IV(TM))
                                      2003     329  $ 10.92  $      329  $          -        0.26%    1.45%      26.24%
                                      2002     182     8.65       1,571             -        0.43%    1.45%     (10.92%)
                                      2001      49     9.71         474             -        0.00%    1.45%      (2.90%)
  VIP Dynamic Capital Appreciation
    (Pinnacle IV(TM))
                                      2003       3    10.57           3             -        0.00%    1.45%      23.05%
                                      2002       3     8.59          27             -        0.09%    1.45%      (8.91%)
                                      2001       3     9.43          29             -        0.00%    1.45%      (5.70%)
  VIP Equity-Income (Pinnacle IV(TM))
                                      2003     557    10.08         557             -        1.35%    1.45%      28.08%
                                      2002     347     7.87       2,733        20,492        0.93%    1.45%     (18.36%)
                                      2001      89     9.64         860             -        0.00%    1.45%      (3.60%)
  VIP Growth & Income
    (Pinnacle IV(TM))
                                      2003     262     9.87         262             -        0.72%    1.45%      21.70%
                                      2002     114     8.11         923             -        0.92%    1.45%     (18.08%)
                                      2001      27     9.90         265             -        0.00%    1.45%      (1.00%)
  VIP Growth (Pinnacle IV(TM))
                                      2003     362     8.45         362             -        0.07%    1.45%      30.60%
                                      2002     121     6.47         784             -        0.10%    1.45%     (31.32%)
                                      2001      41     9.42         384             -        0.00%    1.45%      (5.80%)
  VIP Growth Opportunities
    (Pinnacle IV(TM))
                                      2003      21     9.39          21             -        0.33%    1.45%      27.58%
                                      2002      10     7.36          77             -        0.79%    1.45%     (23.17%)
                                      2001       5     9.58          45             -        0.00%    1.45%      (4.20%)
  VIP Mid Cap (Pinnacle IV(TM))
                                      2003     313    12.36         313             -        0.20%    1.45%      36.27%
                                      2002     209     9.07       1,898             -        0.36%    1.45%     (11.34%)
                                      2001      40    10.23         404             -        0.00%    1.45%       2.30%
SERVICE SHARES:
  Janus Aspen Mid Cap Growth
    (Pinnacle(TM))
                                      2003     204     3.79         204             -        0.00%    1.35%      32.98%
                                      2002     238     2.85         679             -        0.00%    1.35%     (29.10%)
                                      2001     377     4.02       1,514             -        0.00%    1.45%     (40.36%)
  Janus Aspen Mid Cap Growth
    (Pinnacle IV(TM))
                                      2003      27     8.24          27             -        0.00%    1.45%      32.90%
                                      2002       7     6.20          42             -        0.00%    1.45%     (29.14%)
                                      2001       2     8.75          21             -        0.00%    1.45%     (12.50%)

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                         CAPITAL GAIN  INVESTMENT
                                            UNITS     UNIT   NET ASSETS    DIVIDEND      INCOME    EXPENSE    TOTAL
DIVISION                              YEAR  (000s)   VALUE     (000s)    DISTRIBUTION   RATIO (1)   RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------
SERVICE SHARES (CONTINUED):
  Janus Aspen Growth (Pinnacle(TM))
                                      2003     134  $  5.99  $      134  $          -        0.00%    1.35%      29.65%
                                      2002     162     4.62         750             -        0.00%    1.35%     (27.70%)
                                      2001     249     6.39       1,594         3,101        0.00%    1.35%     (25.96%)
  Janus Aspen Growth
    (Pinnacle IV(TM))
                                      2003      37     8.48          37             -        0.00%    1.45%      29.66%
                                      2002      35     6.54         230             -        0.00%    1.45%     (27.81%)
                                      2001      48     9.06         439             -        0.00%    1.45%      (9.40%)
  Janus Aspen International Growth
    (Pinnacle IV(TM))
                                      2003      29     9.33          29             -        0.99%    1.45%      32.72%
                                      2002       3     7.03          21             -        0.65%    1.45%     (26.85%)
                                      2001       6     9.61          58             -        0.80%    1.45%      (3.90%)
  Janus Aspen Worldwide Growth
    (Pinnacle IV(TM))
                                      2003      84     8.46          84             -        0.99%    1.45%      21.90%
                                      2002      55     6.94         385             -        0.65%    1.45%     (26.79%)
                                      2001      53     9.48         502             -        0.70%    1.45%      (5.20%)
CLASS 1B SHARES:
  Putnam VT Growth & Income
    (Pinnacle(TM))
                                      2003      89     9.55          89             -        1.45%    1.35%      25.66%
                                      2002      64     7.60         485         1,094        1.13%    1.35%     (20.08%)
                                      2001      20     9.51         194             -        0.00%    1.35%      (4.90%)
  Putnam VT Growth & Income
    (Pinnacle IV(TM))
                                      2003      96     9.55          96             -        1.62%    1.45%      25.49%
                                      2002      67     7.61         508         2,121        1.61%    1.45%     (20.15%)
                                      2001      20     9.53         191             -        0.00%    1.45%      (4.70%)
  Putnam VT International Equity
    (Pinnacle(TM))
                                      2003     128     9.88         128             -        1.08%    1.35%      26.83%
                                      2002     175     7.79       1,365             -        0.63%    1.35%     (18.77%)
                                      2001      51     9.59         485             -        0.00%    1.35%      (4.10%)
  Putnam VT International Equity
    (Pinnacle IV(TM))
                                      2003      39     9.95          39             -        1.18%    1.45%      26.75%
                                      2002      58     7.85         456             -        0.44%    1.45%     (18.90%)
                                      2001       6     9.68          63             -        0.00%    1.45%      (3.20%)
  Putnam VT Small Cap Value
    (Pinnacle(TM))
                                      2003     280    12.15         280             -        0.31%    1.35%      47.63%
                                      2002     249     8.23       2,046        15,339        0.14%    1.35%     (19.39%)
                                      2001      73    10.21         741             -        0.00%    1.35%       2.10%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                         CAPITAL GAIN  INVESTMENT
                                            UNITS     UNIT   NET ASSETS    DIVIDEND      INCOME    EXPENSE    TOTAL
DIVISION                              YEAR  (000s)   VALUE     (000s)    DISTRIBUTION   RATIO (1)   RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------
CLASS 1B SHARES (CONTINUED):
  Putnam VT Small Cap Value
    (Pinnacle IV(TM))
                                      2003     201  $ 12.08  $      201  $          -        0.33%    1.45%      47.50%
                                      2002     152     8.19       1,244         4,669        0.12%    1.45%     (19.47%)
                                      2001      18    10.17         183             -        0.00%    1.45%       1.70%
  Putnam VT Discovery Growth
    (Pinnacle(TM))
                                      2003      16     8.10          16             -        0.00%    1.35%      30.23%
                                      2002      32     6.22         196             -        0.00%    1.35%     (30.50%)
                                      2001      10     8.95          94             -        0.00%    1.35%     (10.50%)
  Putnam VT Discovery Growth
    (Pinnacle IV(TM))
                                      2003      36     8.15          36             -        0.00%    1.45%      29.98%
                                      2002      30     6.27         190             -        0.00%    1.45%     (30.56%)
                                      2001       4     9.03          37             -        0.00%    1.45%      (9.70%)
CLASS A:
  Scudder EAFE Equity Index
    (Pinnacle(TM))
                                      2003     229     8.84         229             -        4.66%    1.35%      31.55%
                                      2002     261     6.72       1,755             -        1.38%    1.35%     (22.67%)
                                      2001     257     8.69       2,234             -        0.00%    1.35%     (25.73%)
  Scudder EAFE Equity Index
    (Pinnacle IV(TM))
                                      2003      18     9.54          18             -        4.44%    1.45%      31.40%
                                      2002      18     7.26         130             -        1.72%    1.45%     (22.77%)
                                      2001       5     9.40          49             -        0.00%    1.45%      (6.00%)
  Scudder Equity 500 Index
    (Pinnacle(TM))
                                      2003   1,635    11.51       1,635             -        1.24%    1.35%      26.48%
                                      2002   1,911     9.10      17,391             -        0.91%    1.35%     (23.40%)
                                      2001   2,357    11.88      28,007        24,484        0.80%    1.35%     (13.35%)
  Scudder Equity 500 Index
    (Pinnacle IV(TM))
                                      2003     197     9.21         197             -        1.23%    1.45%      26.16%
                                      2002     197     7.30       1,441             -        1.92%    1.45%     (23.40%)
                                      2001      42     9.53         403           333        4.30%    1.45%      (4.70%)
  Scudder Small Cap Index
    (Pinnacle(TM))
                                      2003     462    11.67         462             -        0.88%    1.35%      44.43%
                                      2002     426     8.08       3,439         2,023        0.59%    1.35%     (21.63%)
                                      2001     491    10.31       5,064       107,632        3.04%    1.35%       0.68%
  Scudder Small Cap Index
    (Pinnacle IV(TM))
                                      2003      24    11.35          24             -        0.95%    1.45%      44.22%
                                      2002      22     7.87         175           103        1.09%    1.45%     (21.69%)
                                      2001       3    10.05          27           456       28.72%    1.45%       0.50%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.

                                                                         CAPITAL GAIN  INVESTMENT
                                            UNITS     UNIT   NET ASSETS    DIVIDEND      INCOME    EXPENSE    TOTAL
DIVISION                              YEAR  (000s)   VALUE     (000s)    DISTRIBUTION   RATIO (1)   RATIO   RETURN (2)
----------------------------------------------------------------------------------------------------------------------
CLASS B:
  Scudder EAFE Equity Index
    (Pinnacle IV(TM))
                                      2003       6  $ 10.20  $        6  $          -        0.00%    1.45%      31.11%
  Scudder Equity 500 Index
    (Pinnacle IV(TM))
                                      2003     403    10.52         403             -        0.95%    1.45%      25.99%
                                      2002     222     8.35       1,857             -        2.87%    1.45%     (16.50%)
  Scudder Small Cap Index
    (Pinnacle IV(TM))
                                      2003      87    10.96          87             -        0.20%    1.45%      44.02%
                                      2002       2     7.61          15             9        0.57%    1.45%     (23.90%)

(1)  Results for periods of less than one year have been annualized.
(2)  Results for periods of less than one year have not been annualized.

FINANCIAL STATEMENTS (STATUTORY BASIS)

Integrity Life Insurance Company

Years ended December 31, 2003 and 2002 with Report of Independent Auditors

                        Integrity Life Insurance Company

                              Financial Statements

                                (Statutory Basis)

                     Years ended December 31, 2003 and 2002

                                    CONTENTS

Report of Independent Auditors                                         1

Audited Financial Statements

Balance Sheets (Statutory Basis)                                       2
Statements of Operations (Statutory Basis)                             4
Statements of Changes in Capital and Surplus (Statutory Basis)         5
Statements of Cash Flows (Statutory Basis)                             6
Notes to Financial Statements (Statutory Basis)                        8

                         Report of Independent Auditors

Board of Directors
Integrity Life Insurance Company

We have audited the accompanying statutory basis balance sheets of Integrity Life Insurance Company as of December 31, 2003 and 2002, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note A to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are described in Note A.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Integrity Life Insurance Company at December 31, 2003 and 2002, or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2003 and 2002, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

As discussed in Note B to the financial statements, in 2002 Integrity Life Insurance Company changed various accounting policies to be in accordance with SSAP 10, INCOME TAXES, for its subsidiary that is domiciled in New York.


                                                   /s/ Ernst & Young LLP

Cincinnati, Ohio
April 16, 2004

                        Integrity Life Insurance Company

                        Balance Sheets (Statutory Basis)

                                                                 DECEMBER 31,
                                                             2003           2002
                                                         ---------------------------
                                                               (IN THOUSANDS)
ADMITTED ASSETS
Cash and invested assets:
  Bonds                                                  $  1,214,228   $  1,186,878
  Preferred stocks                                             94,537        108,532
  Investment in common stock of subsidiary                     91,899         71,107
  Non-affiliated common stocks                                122,095        188,664
  Mortgage loans                                               16,252         18,065
  Policy loans                                                113,585        113,318
  Cash and short-term investments                              29,363         22,102
  Other invested assets                                         1,127          1,129
  Receivable for securities                                     9,171         10,013
                                                         ---------------------------
Total cash and invested assets                              1,692,257      1,719,808

Separate account assets                                     2,041,062      1,818,569
Accrued investment income                                      18,421         18,785
Net deferred tax asset                                         15,901         18,168
Receivable from affiliates                                        997         36,566
Reinsurance balances recoverable                               15,083              -
Other admitted assets                                           2,079          2,735
                                                         ---------------------------

Total admitted assets                                    $  3,785,800   $  3,614,631
                                                         ===========================

                                                                 DECEMBER 31,
                                                             2003          2002
                                                         ---------------------------
                                                               (IN THOUSANDS)
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                            $  1,545,653   $  1,542,511
    Unpaid claims                                                 142            138
    Deposits on policies to be issued, net                      1,728          1,966
                                                         ---------------------------
  Total policy and contract liabilities                     1,547,523      1,544,615

  Separate account liabilities                              2,013,062      1,790,566
  Accounts payable and accrued expenses                         8,557          8,774
  Transfers from separate accounts due, net                   (31,304)       (59,436)
  Payable for securities                                          169          8,634
  Asset valuation reserve                                      44,725         67,581
  Interest maintenance reserve                                 21,995         21,724
  Borrowed money                                                6,943         30,575
  Other liabilities                                               784          1,749
                                                         ---------------------------
Total liabilities                                           3,612,454      3,414,782

Capital and surplus:
  Common stock, $2 par value, 1,500,000 shares
    authorized, issued and outstanding                          3,000          3,000
  Paid-in surplus                                             305,795        305,795
  Unassigned deficit                                         (135,449)      (108,946)
                                                         ---------------------------
Total capital and surplus                                     173,346        199,849
                                                         ---------------------------
Total liabilities and capital and surplus                $  3,785,800   $  3,614,631
                                                         ===========================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

                   Statements of Operations (Statutory Basis)

                                                                   YEAR ENDED DECEMBER 31,
                                                                     2003           2002
                                                                 ----------------------------
                                                                        (IN THOUSANDS)
Premiums and other revenues:
  Premiums and annuity considerations                            $    326,151    $    483,041
  Net investment income                                                90,593         102,330
  Amortization of the interest maintenance reserve                        815              10
  Reserve adjustments on reinsurance ceded                            (50,435)      1,383,677
  Fees from management of separate account mutual funds                13,676          13,877
  Other revenues                                                        3,856      (1,367,121)
                                                                 ----------------------------
Total premiums and other revenues                                     384,656         615,814

Benefits paid or provided:
  Death benefits                                                        4,447           6,859
  Annuity benefits                                                     40,329          73,724
  Surrender benefits                                                  241,771         287,049
  Payments on supplementary contracts                                   1,678           1,570
  Increase (decrease) in insurance and annuity reserves                 6,857         (10,821)
  Other benefits                                                        1,666           1,954
                                                                 ----------------------------
Total benefits paid or provided                                       296,748         360,335

Insurance expenses and other deductions :
  Commissions                                                          19,588          22,985
  General expenses                                                     19,971          21,021
  Taxes, licenses and fees                                              1,105             985
  Net transfers to (from) separate accounts                            (7,853)        218,689
  Other expenses                                                        1,604           2,465
                                                                 ----------------------------
Total insurance expenses and other deductions                          34,415         266,145
                                                                 ----------------------------
Gain (loss) from operations before federal income taxes and
  net realized capital losses                                          53,493         (10,666)

Federal income tax expense                                              7,956               -
                                                                 ----------------------------
Gain (loss) from operations before net realized capital losses         45,537         (10,666)

Net realized capital losses                                            (7,629)        (87,808)
                                                                 ----------------------------
Net income (loss)                                                $     37,908    $    (98,474)
                                                                 ============================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

         Statements of Changes in Capital and Surplus (Statutory Basis)

                     Years Ended December 31, 2003 and 2002

                                             COMMON          PAID-IN        UNASSIGNED    TOTAL CAPITAL
                                              STOCK          SURPLUS         DEFICIT       AND SURPLUS
                                           ------------------------------------------------------------
                                                                  (IN THOUSANDS)
Balance, January 1, 2002                   $      3,000    $    299,232    $    (99,855)  $     202,377

Net loss                                                                        (98,474)        (98,474)
Change in net deferred income tax                                                (1,292)         (1,292)
Net change in unrealized gain
  of subsidiary                                                                 (43,102)        (43,102)
Net change in unrealized gain
  on investment securities                                                      127,058         127,058
Net change in nonadmitted
  assets and related items                                                       12,493          12,493
Increase in asset valuation
  reserve                                                                       (36,051)        (36,051)
Change in surplus in
  separate accounts                                                               8,858           8,858
Deferred ceding commission for
  Modco reinsurance agreement                                                    21,450          21,450
Other changes in unassigned
  surplus                                                                           (31)            (31)
Capital contribution                                              6,563                           6,563
                                           ------------------------------------------------------------
Balance, December 31, 2002                        3,000         305,795        (108,946)        199,849

Net income                                                                       37,908          37,908
Change in net deferred income tax                                                13,410          13,410
Net change in unrealized loss
  of subsidiary                                                                  (4,208)         (4,208)
Net change in unrealized loss
  on investment securities                                                      (39,043)        (39,043)
Net change in nonadmitted
  assets and related items                                                      (37,289)        (37,289)
Decrease in asset valuation
  reserve                                                                        22,855          22,855
Change in surplus in
  separate accounts                                                             (20,139)        (20,139)
Other changes in unassigned
  surplus                                                                             3               3
                                           ------------------------------------------------------------
Balance, December 31, 2003                 $      3,000    $    305,795    $   (135,449)  $     173,346
                                           ============================================================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

                   Statements of Cash Flows (Statutory Basis)

                                                                    YEAR ENDED DECEMBER 31,
                                                                     2003            2002
                                                                 ----------------------------
                                                                        (IN THOUSANDS)
OPERATIONS:
  Premiums, policy proceeds and other
    considerations received                                      $    325,411    $    483,041
  Net investment income received                                       85,024         104,309
  Insurance expenses paid                                             (42,484)        (48,356)
  Benefits paid                                                      (350,869)       (373,115)
  Other income received net of other expenses paid                     17,532          36,310
  Net transfers from (to) separate accounts                            35,985        (243,396)
  Federal income taxes recovered                                            -           8,972
                                                                 ----------------------------
Net cash provided by (used in) operations                              70,599         (32,235)

INVESTMENT ACTIVITIES:
Proceeds from sales, maturities, or repayments
  of investments:
    Bonds                                                             867,726         885,400
    Stocks                                                             86,576           4,614
    Mortgage loans                                                      1,813           1,525
    Other invested assets                                                   -           6,173
    Miscellaneous proceeds                                             87,484          (1,379)
                                                                 ----------------------------
Net proceeds from sales, maturities, or repayments
  of investments                                                    1,043,599         896,333

                                                                   YEAR ENDED DECEMBER 31,
                                                                     2003           2002
                                                                 ----------------------------
                                                                        (IN THOUSANDS)
Cost of investments acquired:
  Bonds                                                               958,182         799,157
  Preferred stocks                                                          -          26,362
  Common stocks                                                        28,386          61,865
  Miscellaneous applications                                           75,368           1,473
                                                                 ----------------------------
Total cost of investments acquired                                  1,061,936         888,857
Net increase in policy loans                                              267           3,082
                                                                 ----------------------------
Net cash provided by (used in) investment activities                  (18,604)          4,394

FINANCING AND MISCELLANEOUS ACTIVITIES:
Other cash provided:
  Borrowed money                                                            -          30,575
                                                                 ----------------------------
Total other cash provided                                                   -          30,575

Other cash applied:
  Borrowed money                                                       23,632               -
  Other applications, net                                              21,102           6,596
  Net deposits on deposit-type contract funds and other
    insurance liabilities                                                   -           1,775
                                                                 ----------------------------
Total other cash applied                                               44,734           8,371
                                                                 ----------------------------
Net cash provided by (used in) financing and
  miscellaneous activities                                            (44,734)         22,204
                                                                 ----------------------------

Net increase (decrease) in cash and short-term investments              7,261          (5,637)

Cash and short-term investments at beginning of year                   22,102          27,739
                                                                 ----------------------------
Cash and short-term investments at end of year                   $     29,363    $     22,102
                                                                 ============================

SEE ACCOMPANYING NOTES.

                        Integrity Life Insurance Company

                 Notes to Financial Statements (Statutory Basis)

                                December 31, 2003

A. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Integrity Life Insurance Company (the Company) is a wholly owned subsidiary of The Western and Southern Life Insurance Company ("W&S"). The Company, domiciled in the state of Ohio and currently licensed in 47 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company's wholly owned insurance subsidiary, National Integrity Life Insurance Company ("National Integrity"), distributes similar products in the state of New York.

The Company and National Integrity have been assigned a AAA (Extremely Strong) rating for financial strength by Standard and Poor's, AA+ (Very Strong) for claims paying ability from Fitch, A+ (Superior) for financial strength from A.M. Best and Aa2 (Excellent) for financial strength by Moody's Investor Services.

USE OF ESTIMATES

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Such practices vary from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

INVESTMENTS

Investments in bonds and preferred stocks are reported at amortized cost or fair value based on the National Association of Insurance Commissioners' ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of shareholder's equity for those designated as available-for-sale. In addition, fair values of certain investments in bonds and stocks are based on values specified by the NAIC, rather than on actual or estimated fair values used for GAAP.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method.

The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

SUBSIDIARY

The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

POLICY ACQUISITION COSTS

Costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to investment-type products, to the extent recoverable from future gross profits, would be deferred and amortized generally in proportion to the emergence of gross profits over the estimated terms of the underlying policies.

NONADMITTED ASSETS

Certain assets designated as "nonadmitted," principally disallowed deferred tax assets and other assets not specifically designated as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

PREMIUM AND BENEFITS

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

BENEFIT RESERVES

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on expected experience or actual account balances as would be required under GAAP.

REINSURANCE

A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with policy acquisition costs as required under GAAP.

DEFERRED INCOME TAXES

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

STATEMENTS OF CASH FLOWS

Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of the foregoing variances from GAAP on the accompanying statutory basis financial statements are as follows:

                                                                      YEAR ENDED DECEMBER 31,
                                                                        2003            2002
                                                                    ----------------------------
                                                                          (IN THOUSANDS)
   Net income (loss) as reported in the accompanying
     statutory basis financial statements                           $     37,908    $    (98,474)

   Deferred policy acquisition costs, net of amortization                  9,083          20,094
   Adjustments to customer deposits                                        4,087          (5,792)
   Adjustments to invested asset carrying values at
     acquisition date                                                     12,086          18,357
   Amortization of value of insurance in force                           (17,281)        (24,534)
   Amortization of interest maintenance reserve                             (815)            (10)
   Adjustments for realized investment gains/losses                      (61,542)          5,538
   Adjustments for federal income tax expense                             25,605          31,503
   Investment in subsidiary                                               12,907           6,748
   Income from modco reinsurance treaty                                  (48,006)        (11,550)
   Other                                                                     345            (533)
                                                                    ----------------------------
   Net loss, GAAP basis                                             $    (25,623)   $    (58,563)
                                                                    ============================

                                                                       YEAR ENDED DECEMBER 31,
                                                                        2003            2002
                                                                    ----------------------------
                                                                            (IN THOUSANDS)
   Capital and surplus as reported in the accompanying
     statutory basis financial statements                           $    173,346    $    199,849

   Adjustments to customer deposits                                     (125,891)       (297,346)
   Adjustments to invested asset carrying values                          20,287         (71,190)
   Asset valuation reserve and interest maintenance reserve               66,720          89,305
   Value of insurance in force                                            86,428         127,342
   Goodwill                                                               46,489         100,505
   Deferred policy acquisition costs                                      70,036          50,190
   Adjustments to investment in subsidiary excluding net
     unrealized gains (losses)                                            93,893          78,928
   Capital contribution                                                        -         138,000
   Other                                                                (112,246)        (67,441)
                                                                    ----------------------------

   Stockholder's equity, GAAP basis                                 $    319,062    $    348,142
                                                                    ============================

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

   Bonds not backed by other loans are principally stated at amortized cost using the interest method.

   Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

   Preferred stocks are reported at cost.

   Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office of the NAIC and the related unrealized capital gains and losses are reported in unassigned surplus along with any adjustment for federal income taxes.

   There are no restrictions on non-affiliated common or preferred stocks.

   The Company's investment in its insurance subsidiary is reported at the equity in the underlying statutory basis of National Integrity's net assets. Changes in the admitted asset carrying amount of the investment are credited or charged directly to unassigned surplus.

   Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

   Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

   Mortgage loans and policy loans are reported at unpaid principal balances.

   Realized capital gains and losses are determined using the specific identification method. Changes in admitted asset carrying amounts for bonds, preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to unassigned surplus.

PREMIUMS

Premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

BENEFITS

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for model premium payments.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

REINSURANCE

Reinsurance premiums, benefits and expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

GUARANTY FUND ASSESSMENTS

A liability for guaranty fund assessments is accrued after an insolvency has occurred.

BORROWED MONEY

The Company has entered into several dollar-roll reverse repurchase agreements. The transactions have been reflected as financing transactions, requiring the asset and the liability for the repurchase to remain on the Company's financial statements. Included in the Company's available for sale portfolio is approximately $6.9 million and $30.6 million of mortgage-backed securities at December 31, 2003 and 2002, respectively, which are currently subject to the agreements.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying financial statements represent funds that are separately administered, principally for variable annuity contracts and market value adjustment annuity contracts. Separate account assets are reported at fair value. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset pursuant to prescribed NAIC accounting practices. Policy related activity involving cashflows, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

RECLASSIFICATIONS

Certain 2002 amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2003 financial presentation.

B. ACCOUNTING CHANGES

Effective January 1, 2002, as a result of a change in New York regulations, the Company's wholly owned subsidiary, National Integrity, adopted SSAP 10, INCOME TAXES. The effect of this accounting change resulted in an increase to National Integrity's capital and surplus of $14.2 million, and was accounted for as a cumulative effect of a change in accounting principle.

C. INVESTMENTS

The cost or amortized cost and the fair value of bonds, redeemable preferred stocks, and other invested assets are summarized as follows:

                                                COST OR          GROSS           GROSS
                                               AMORTIZED       UNREALIZED      UNREALIZED
                                                 COST            GAINS           LOSSES       FAIR VALUE
                                              ------------------------------------------------------------
                                                                     (IN THOUSANDS)
   At December 31, 2003:
   Mortgage-backed securities
     and Asset-backed securities              $    396,626    $      8,500    $      5,863    $    399,263
   Corporate securities                            870,108          71,317          49,847         891,578
   U.S. Treasury securities and
     obligations of U.S.
     government agencies                            11,641             530              18          12,153
   States and political
     subdivisions                                   12,755               -             733          12,022
                                              ------------------------------------------------------------
   Total                                      $  1,291,130    $     80,347    $     56,461    $  1,315,016
                                              ============================================================
   At December 31, 2002:
   Mortgage-backed securities
     and Asset-backed securities              $    485,193    $     11,793    $     70,122    $    426,864
   Corporate securities                            740,942          46,264          62,946         724,260
   U.S. Treasury securities and
     obligations of U.S.
     government agencies                            32,110           2,008               -          34,118
   States and political
     subdivisions                                    3,650             603               -           4,253
                                              ------------------------------------------------------------
   Total                                      $  1,261,895    $     60,668    $    133,068    $  1,189,495
                                              ============================================================

Fair values generally represent quoted market value prices for securities traded in the public marketplace, or analytically determined values using bid or closing prices for securities not traded in the public marketplace.

The amortized cost of bonds, redeemable preferred stocks and other invested assets at December 31, 2003 and 2002 has been reduced by adjustments of $3.4 million and $1.0 million, respectively, to derive the carrying amount of bonds, redeemable preferred stocks and other invested assets in the balance sheets ($1,287.7 million and $1,260.9 million, respectively).

The aggregate amounts of unrealized losses and the related fair values of investments with unrealized losses for fixed maturity securities at December 31, 2003 are shown below:

                                                                UNREALIZED LOSSES LESS
                                                                  THAN OR EQUAL TO 12       UNREALIZED LOSSES GREATER
                                                                        MONTHS                   THAN 12 MONTHS
                                                             ---------------------------------------------------------
                                                              UNREALIZED     ESTIMATED      UNREALIZED     ESTIMATED
                                                                LOSSES       FAIR VALUE       LOSSES       FAIR VALUE
                                                             ---------------------------------------------------------
                                                                                  (IN THOUSANDS)
   Mortgage-backed securities and
     Asset-backed securities                                 $      1,955   $    157,548   $      3,910   $     11,242
   Corporate securities                                             4,514        129,999         45,333        178,027
   U.S. Treasury securities and
     obligations of U.S. government
     agencies                                                          18          1,102              -              -
   States and political subdivisions                                  733         12,022              -              -
                                                             ---------------------------------------------------------
  Total                                                      $      7,218   $    300,671   $     49,243   $    189,270
                                                             =========================================================

If a security's fair value becomes lower than its book value, the security is placed on the watch list. When a security is placed on the watch list, it is monitored for further market value changes and additional news related to the insurer's financial condition. The focus is on objective evidence that may influence the evaluation of impairment factors.

The decision to impair a security incorporates both quantitative criteria and qualitative information. The Company considers a number of factors including, but not limited to: (a) the length of time and the extent to which the fair value has been less than book value, (b) the financial condition and near term prospects of the issuer, (c) the intent and ability of the Company to retain its investment for a period of time sufficient to allow for any anticipated recovery in value, (d) whether the debtor is current on interest and principal payments and (e) general market conditions and industry or sector specific factors.

The Company's decision to impair a security is primarily based on whether the security's fair value is likely to remain significantly below its book value in light of all of the factors considered. For securities that are impaired, the security is adjusted to fair value and the resulting losses are recognized in realized gains/losses in the Consolidated Statements of Operations. Investments that are impaired at December 31, 2003 for which an other-than-temporary impairment has not been recognized consist mainly of corporate bond issues and asset-backed securities. The impairment of these securities have been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace. The aggregated unrealized loss at December 31, 2003 is approximately 10% of the amortized cost of these securities. There are a total of 87 securities held that are considered temporarily impaired, eleven of which have been impaired for twelve months or longer. The securities impaired twelve months or longer at December 31, 2003 remained impaired at March 31, 2004. Management continues to monitor these investments to determine if there has been an other-than-temporary impairment in fair market value.

A summary of the cost or amortized cost and fair value of the Company's fixed maturity securities at December 31, 2003, by contractual maturity, is as follows:

                                                       COST OR
                                                      AMORTIZED
                                                         COST       FAIR VALUE
                                                     ---------------------------
                                                           (IN THOUSANDS)
   Years to maturity:
     One or less                                     $        312   $        312
     After one through five                               112,718        122,111
     After five through ten                               180,800        192,922
     After ten                                            600,674        600,407
     Mortgage-backed securities and
       Asset-backed securities                            396,626        399,263
                                                     ---------------------------

   Total                                             $  1,291,130   $  1,315,015
                                                     ===========================

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in bonds during 2003 and 2002 were $203.9 million and $507.6 million; gross gains of $6.4 million and $5.8 million, and gross losses of $3.5 million and $2.2 million were realized on those sales, respectively.

At December 31, 2003 and 2002, bonds with an admitted asset value of $6,094,528 and $6,111,530 respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

At December 31, 2003 and 2002, the Company held unrated or less-than-investment grade bonds and preferred stocks of $173.8 million and $181.2 million, respectively, with an aggregate fair value of $173.6 million and $163.2 million, respectively. Those holdings amounted to 13% and 14% of the Company's investments in bonds and preferred stocks at December 31, 2003 and 2002, respectively, and approximately 5% of the Company's total admitted assets at December 31, 2003 and 2002. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds. These evaluations are considered by the Company in their overall investment strategy.

Unrealized gains and losses on investment in subsidiary and non-affiliated common stocks are reported directly in surplus and do not affect operations. The gross unrealized gains and losses on, and the cost and fair value of, those investments and non-redeemable preferred stocks are summarized as follows:

                                                            GROSS          GROSS
                                                          UNREALIZED     UNREALIZED
                                             COST           GAINS          LOSSES      FAIR VALUE
                                         ---------------------------------------------------------
                                                               (IN THOUSANDS)
   At December 31, 2003:
     Non-redeemable Preferred Stocks     $     22,112   $        174   $          -   $     22,286
                                         =========================================================
     Non-affiliated common stocks        $      7,702   $    115,146   $        753   $    122,095
     Subsidiary                                98,125              -          6,226         91,899
                                         ---------------------------------------------------------
                                         $    105,827   $    115,146   $      6,979   $    213,994
                                         =========================================================

   At December 31, 2002:
     Non-redeemable Preferred Stocks     $     35,691   $        164   $          -   $     35,855
                                         =========================================================
     Non-affiliated common stocks        $     16,507   $    173,820   $      1,663   $    188,664
     Subsidiary                                73,124              -          2,017         71,107
                                         ---------------------------------------------------------
                                         $     89,631   $    173,820   $      3,680   $    259,771
                                         =========================================================

Proceeds from sales of investments in equity securities during 2003 were $97.1 million. Gross gains of $57.0 million and gross losses of $0 were realized on those sales in 2003. No equity securities were sold during 2002.

The Company's mortgage loan portfolio is primarily comprised of commercial and agricultural loans. The Company made no new mortgage loans during 2003 or 2002. The maximum percentage of any one loan to the value of the security at the time of the loan exclusive of any purchase money mortgages was 75%. Fire insurance is required on all properties covered by mortgage loans. As of December 31, 2003 and 2002, the Company held no mortgages with interest more than 180 days past due. During 2003, excluding adjustments on adjustable rate mortgages, no interest rates on outstanding mortgage loans were reduced. No amounts have been advanced by the Company.

Major categories of the Company's net investment income are summarized as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                      2003            2002
                                                 ------------------------------
                                                         (IN THOUSANDS)
   Income:
     Bonds                                       $      73,946    $      84,227
     Preferred stocks                                    5,847            6,975
     Unaffiliated common stocks                          2,449            1,011
     Mortgage loans                                      1,292            1,718
     Policy loans                                        8,707            8,465
     Cash and short-term investments                       695            1,167
     Other investment income                                84              373
                                                 ------------------------------
   Total investment income                              93,020          103,936

   Investment expenses                                  (2,427)          (1,606)
                                                 ------------------------------

   Net investment income                         $      90,593    $     102,330
                                                 ==============================

Realized capital gains and losses are reported net of federal income taxes and amounts transferred to the IMR, as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                      2003            2002
                                                 ------------------------------
                                                         (IN THOUSANDS)
     Realized capital losses                     $      (6,544)   $     (84,988)
     Less amount transferred to IMR                      1,085            2,820
                                                 ------------------------------
     Net realized capital losses                 $      (7,629)   $     (87,808)
                                                 ==============================

Realized capital losses include $66.7 million and $86.8 million related to securities that have experienced an other-than-temporary decline in value during 2003 and 2002, respectively.

D. FINANCIAL INSTRUMENTS

The Company has offered equity-indexed products through its separate accounts. In connection with these products, the Company purchased over-the-counter call options from Citibank N.A., New York, and custom-tailored options from W&S. These options, which are held by the separate account, are recorded at market value of $9.5 million and $10.0 million at December 31, 2003 and 2002, respectively. Unrealized market value gains and losses on the option contracts are recorded in the separate account statements of operations to hedge against the Company's obligation to pay equity-indexed returns to policyholders.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to the financial instruments, but does not expect any counterparties to fail to meet their obligations given their high credit ratings.

E. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto:

BONDS AND EQUITY SECURITIES

Fair values for bonds and equity securities are based on quoted market prices where available. For bonds and equity securities for which a quoted market price is not available, fair values are estimated using internally calculated estimates or quoted market prices of comparable investments.

MORTGAGE LOANS, POLICY LOANS, CASH AND SHORT-TERM INVESTMENTS AND SEPARATE ACCOUNT ASSETS

The carrying amounts of mortgage loans, policy loans cash and short-term investments and separate account assets approximate their fair value.

LIFE AND ANNUITY RESERVES FOR INVESTMENT-TYPE CONTRACTS AND DEPOSIT FUND LIABILITIES

The fair values of single premium immediate annuity reserves are based on discounted cash flow calculations using a market yield rate for assets with similar durations. The fair value of deposit fund liabilities and the remaining annuity reserves are primarily based on the cash surrender values of the underlying contracts.

SEPARATE ACCOUNT ANNUITY RESERVES

The fair value of separate account annuity reserves for investment-type products equals the cash surrender values.

The carrying amounts and fair values of the Company's significant financial instruments are shown below.

For financial instruments not separately disclosed below, the carrying amount is a reasonable estimate of fair value.

                                                               DECEMBER 31, 2003             DECEMBER 31, 2002
                                                          ---------------------------------------------------------
                                                            CARRYING         FAIR         CARRYING         FAIR
                                                             AMOUNT         VALUE          AMOUNT         VALUE
                                                          ---------------------------------------------------------
                                                                               (IN THOUSANDS)
Assets:
  Bonds                                                   $  1,214,228   $  1,272,680   $  1,186,878   $  1,136,831
  Preferred stocks                                              94,537         63,494        108,532         87,368
  Non-affiliated common stocks                                 122,095        122,095        188,664        188,664
  Mortgage loans                                                16,252         16,252         18,065         18,065
  Policy loans                                                 113,585        113,585        113,318        113,318
  Cash and short-term investments                               29,363         29,363         22,102         22,102
  Separate account assets                                    2,041,062      2,041,062      1,818,569      1,818,569

Liabilities:
  Life and annuity reserves for
    investment-type contracts and deposit
    fund liabilities                                      $  1,251,325   $  1,422,143   $  1,246,259   $  1,361,437
  Separate accounts annuity reserves                         1,979,347      1,958,863      1,723,547      1,718,306

F. REINSURANCE

Consistent with prudent business practices and the general practice of the insurance industry, the Company reinsures risks under certain of its insurance products with other insurance companies through reinsurance agreements. Through these reinsurance agreements, substantially all mortality risks associated with single premium endowment deposits, much of the mortality risks associated with variable annuity deposits and substantially all risks associated with variable life business have been reinsured with non-affiliated insurance companies. A contingent liability exists with respect to insurance ceded which would become a liability should the reinsurer be unable to meet the obligations assumed under these reinsurance agreements.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows:

                                                     YEAR ENDED DECEMBER 31,
                                                      2003            2002
                                                 ------------------------------
                                                         (IN THOUSANDS)
   Direct premiums and amounts assessed
     against policyholders                       $     345,829    $     495,286
   Reinsurance assumed                                     498              551
   Reinsurance ceded                                   (14,504)          (3,152)
                                                 ------------------------------
   Net premiums, annuity considerations and
     deposit-type funds                          $     331,823    $     492,685
                                                 ==============================

The Company assumed $498,062 and $551,382 of Variable Life Insurance premiums in 2003 and 2002, respectively, from a modified-coinsurance agreement with Safeco Life Insurance Company.

In 2003, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements. In 2002, the Company did not commute any ceded reinsurance; however, it did enter into an agreement (with its parent, W&S, as ceding company described below) that cedes policies or contracts that were in-force or had existing reserves as of the effective date.

The Company entered into a modified, co-insurance reinsurance agreement with its parent, W&S, effective December 31, 2002. Under the terms of the agreement, the Company ceded to W&S $1.4 billion of reserves for certain blocks of business written before July 1, 2002, specifically, structured settlements, guaranteed rate option annuities, and accumulation products. On December 31, 2002, the Company received $33 million in ceding commissions from W&S. The ceding commission was received in the form of a bond, National Westminster Bank, and was allocated to various investment portfolios. Under the terms of the agreement, the Company retains the reserves and the related assets of this business. The effect of entering in to the modified coinsurance agreement on the 2002 statement of income was an increase of $11.5 million to commission and expense allowance on reinsurance ceded to record the ceding commission net of tax. The Company also reported an increase of $1.4 billion to reserve adjustments on reinsurance ceded with a corresponding, offsetting decrease of $1.4 billion to aggregate write-ins for miscellaneous income to reflect the initial reinsurance premium. Additionally, the Company recorded an aggregate write-in to surplus of $21.5 million that represents the portion of the ceding commission to be recognized in the statement of operations as profits from the ceded businesses emerge. The objective of this reinsurance transaction was to remove the risks associated with the Company's structured settlement business, reduce surplus volatility attributable to the Company's market value adjusted annuities, and increase the Company's surplus. The agreement is to remain in force until the last policy subject to the agreement terminates or the parties mutually agree in writing to terminate the agreement.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                     YEAR ENDED DECEMBER 31,
                                                      2003            2002
                                                 ------------------------------
                                                         (IN THOUSANDS)
   Premiums and annuity considerations
     Affiliates                                  $      11,753    $          --
     Non-affiliates                                      2,751            3,152
   Benefits paid or provided
     Affiliates                                        107,137               --
     Non-affiliates                                      6,800            5,664
   Policy and contract liabilities*
     Affiliates                                             --               --
     Non-affiliates                                     21,374           31,445

*AT YEAR END.

Besides the reinsurance agreement with W&S, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2003 there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

The net amount of reduction in surplus at December 31, 2003 if all reinsurance ceded agreements were cancelled is approximately $39.6 million.

G. FEDERAL INCOME TAXES

The Company files a consolidated return with National Integrity. The method of allocation between the companies is subject to a written agreement, approved by the Board of Directors. Allocation is based on separate return calculations with current credit for net losses. Intercompany tax balances are settled annually.

Income before federal income taxes differs from taxable income principally due to tax-exempt investment income, dividends-received tax deductions, and differences in reserves for policy and contract liabilities for tax and statutory basis financial reporting purposes. As of December 31, 2003, the Company has operating loss carryforwards of $10,075,991 that will expire in years 2015 through 2017.

The components of the carryover for the Company are as follows:

                                              CARRYOVER        EXPIRATION DATES
                                            --------------     ----------------
   General business credit carryover        $      337,517         2010-2013
   Foreign tax credit carryover             $      145,292         2003-2004
   AMT credit carryover                     $    2,344,692       indefinitely
   Capital loss carryover                   $  166,977,818         2004-2006

The components of the net deferred tax asset (liability) at December 31 are as follows (in thousands):

                                                  2003                2002
                                               --------------------------------
   Gross deferred tax assets                   $   178,160        $     168,285
   Gross deferred tax liabilities                   43,622               68,181
   Deferred tax assets non-admitted                118,638               81,936
   Increase (decrease) in deferred tax
     assets non-admitted                            36,702              (13,143)

Deferred tax liabilities are not recognized for the following amounts:

As of December 31, 2003, the Company had a balance of $1,738,654 in its Policyholder Surplus account under the provisions of the Internal Revenue Code. This amount could become taxable to the extent that future shareholder dividends are paid from this account.

Current income taxes incurred consists of the following major components:

                                                     YEAR ENDED DECEMBER 31,
                                                      2003            2002
                                                 ------------------------------
                                                        (IN THOUSANDS)
   Current year income tax (benefit)             $      21,717    $      (4,140)
   Prior year over-accrual of tax reserves                   -           (2,639)
                                                 ------------------------------
   Federal income tax (benefit) incurred                21,717           (6,779)

   Amount utilized by NOLs                             (13,761)               -
   Deferred adjustments to NOL carryover                     -            6,779
                                                 ------------------------------
   Current federal income tax incurred           $       7,956    $           -
                                                 ==============================

The main components of the deferred tax amounts at December 31 are as follows (in thousands):

                                                      2003            2002
                                                 ------------------------------
   Gross Deferred Tax Assets ("DTAs"):
   Reserves                                      $      17,576    $      18,434
   Bonds/Stocks                                         74,345           54,676
   DAC                                                   4,420            3,937
   Capital loss carryover                               57,385           66,673
   Tax credit carryovers                                 2,828                -
   Fixed assets and other assets                           527                -
   Section 197 intangible                                    -            1,784
   Net operating loss carryover                          2,258            6,823
   Acquisition related goodwill                          1,543            1,692
   Deferred hedge losses                                 2,312            2,543
   Reserve strengthening                                 6,761                -
   Reinsurance ceded                                     7,507            7,507
   Other                                                   698            4,215
                                                 ------------------------------
   Total DTAs                                    $     178,160    $     168,285
                                                 ==============================
   DTAs non-admitted                             $     118,638    $      81,936
                                                 ==============================
   Gross Deferred Tax Liabilities ("DTLs"):
   Stocks /bonds deferred future gains           $      43,622    $      60,297
   Reserve strengthening                                     -            7,884
                                                 ------------------------------
   Total DTLs                                    $      43,622    $      68,181
                                                 ==============================

Changes in DTAs and DTLs for the year ended December 31, 2003 are as follows:

                                      2003            2002           CHANGE
                                  ---------------------------------------------
   DTAs                           $    178,160   $     168,285    $       9,875
                                  =============================================
   DTAs non-admitted              $    118,638   $      81,936    $      36,702
                                  =============================================
   DTLs                           $     43,622   $      68,181    $     (24,559)
                                  =============================================

The federal income tax provision reflects an effective tax rate different than the prevailing federal income tax rate due in part to various exclusions and special deductions available to life insurance companies. Following is a reconciliation between the amount of tax computed at the federal statutory rate of 35% and the federal income tax provision (exclusive of taxes related to capital gains or losses) reflected in the statements of operations:

                                                         YEAR END DECEMBER 31,
                                                         2003            2002
                                                    ------------------------------
                                                            (IN THOUSANDS)
   Federal income tax expense (benefit) computed
     at statutory rate                              $      16,052    $     (33,479)
   Amortization of value of insurance in force             (1,784)          (2,365)
   Adjustment to statutory reserves for tax
     purposes                                                (769)             747
   Book capital losses in excess of tax                    17,072           30,649
   Bond discount accrual                                       (7)          (2,948)
   Deferred acquisition costs recorded for tax
     purposes                                                 338              432
   Amortization of interest maintenance reserve              (285)              90
   Reinsurance ceded                                            -            7,507
   Other                                                   (8,900)          (7,233)
                                                    ------------------------------
   Federal income tax expense (benefit)                    21,717           (6,779)

   Deferred adjustments to NOL carryover                        -            6,779
   Amount utilized by NOL's                               (13,761)               -
                                                    ------------------------------
   Current federal income tax expense               $       7,956    $           -
                                                    ==============================

The Company made no tax payments in 2003 or 2002.

H. CAPITAL AND SURPLUS

The ability of the Company to pay dividends is limited by state insurance laws. Under Ohio insurance laws, the Company may pay dividends, without the approval of the Ohio Director of Insurance, only from unassigned surplus and those dividends may not exceed (when added to other dividends paid in the proceeding 12 months) the greater of (i) 10% of the Company's statutory unassigned surplus as of December 31, 2003 or (ii) the Company's statutory net income for the preceding year. The Company may not pay any dividends during 2004 without prior approval.

Under New York insurance laws, National Integrity may pay dividends to the Company only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of National Integrity does not warrant such distribution. During 2003, the Company did not receive any dividends from National Integrity.

At December 31, 2003, the portion of unassigned deficit represented or reduced by each item below is as follows:

                                              AMOUNT
                                          --------------
                                          (IN THOUSANDS)
   Unrealized gains and losses            $      111,043
   Non-admitted asset values                    (120,758)
   Separate account businesses                    31,304
   Asset valuation reserves                      (44,725)
   Provision for reinsurance                           -

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2003 and 2002, the Company meets the RBC requirements.

I. RELATED PARTY TRANSACTIONS

The Company did not receive a capital contribution from W&S during 2003. The Company received a $6.6 million capital contribution from W&S during 2002. The 2002 capital contribution was in the form of common stocks having an original cost to W&S of $6.6 million and a market value at the date of transfer of approximately $145.0 million. During 2003 and 2002, the Company recorded $25.0 million and $55.3 million, respectively, in capital contributions to National Integrity. The 2003 capital contribution was in the form of cash. The 2002 capital contribution was in the form of bonds having an amortized value of $25.3 million and a market value at the date of transfer of approximately $25.9 million and $30.0 million in cash. The Company paid no dividends during 2003 or 2002.

W&S performs certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2003, the Company paid $0.4 million and $1.1 million to W&S and Ft. Washington (a subsidiary of W&S), respectively, and received $11.4 million from National Integrity relating to these services. During 2002, the Company paid $0.4 million and $1.2 million to W&S and Ft. Washington, respectively, and received $9.9 million from National Integrity relating to these services. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

At December 31, 2003, the Company had amounts of $5.5 million and $1.1 million due from W&S and Touchstone Securities, Inc. ("Touchstone"), respectively, and $5.7 million due to National Integrity. Touchstone is an indirect wholly owned subsidiary of the Company's parent, W&S. At December 31, 2002, the Company had amounts of $31.1 million, $4.3 million and $0.4 million due from W&S, National Integrity and Touchstone, respectively. These amounts are generally settled on a monthly basis.

The Company participates in a short-term investment pool with W&S and its other affiliates, ("WASLAF"). Of the $5.5 million due from W&S at December 31, 2003, $5.8 million relates to the Company's investment in WASLAF and an amount due to W&S of $0.3 million relates to charges for certain administrative and special services described above. Of the $31.1 million due from W&S at December 31, 2002, $32.5 million relates to the Company's investment in WASLAF and an amount due to W&S of $1.4 million relates to charges for certain administrative and special services. Additionally, certain portfolios in the Company's separate accounts participated in WASLAF. At December 31, 2003 and 2002, there was $10.1 million and $60.2 million, respectively, in WASLAF, which is reported as separate account assets.

The Company has not guaranteed any obligation of its affiliates as of December 31, 2003.

J. COMMITMENTS AND CONTINGENCIES

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. At December 31, 2003 and 2002, the Company had an estimated accrued liability of $3.5 million and $3.6 million, respectively, for future guaranty fund assessments.

Various lawsuits against the Company have arisen in the course of the Company's business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

K. ANNUITY RESERVES

At December 31, 2003, the Company's general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

                                                     AMOUNT          PERCENT
                                                  -----------------------------
                                                  (IN THOUSANDS)
   Subject to discretionary withdrawal (with
     adjustment):
     With market value adjustment                 $    1,071,899             33%
     At book value less surrender charge of 5%
       or more                                           144,878              5%
     At market value                                     845,379             26%
                                                  ------------------------------
   Total with adjustment or at market value            2,062,156             64%
   Subject to discretionary withdrawal (without
     adjustment) at book value with
     minimal or no charge or adjustment                  558,013             17%
   Not subject to discretionary withdrawal               621,478             19%
                                                  ------------------------------
   Total annuity reserves and deposit fund
     liabilities (before reinsurance)                  3,241,647            100%
                                                                   ============
   Less reinsurance ceded                                 14,774
                                                  -------------
   Net annuity reserves and deposit fund
     liabilities                                  $    3,226,873
                                                  =============

L. SEPARATE ACCOUNTS

The Company's guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options). The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company's variable annuity. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered generally provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract. The fixed investment options currently offered within the Company's variable annuity products provide the death benefits listed below for variable annuities. The Company's equity-indexed annuities provide participation in the S&P 500 Price Index.

The Company's nonguaranteed separate accounts primarily include variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value and an additional death benefit ranging from 25% to 40% of the gain in the contract. Assets held in separate accounts are carried at estimated fair values.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2003 is as follows:

                                                     SEPARATE ACCOUNTS WITH GUARANTEES
                                            ---------------------------------------------------
                                                                NONINDEXED
                                                                GUARANTEED         NONINDEXED      NONGUARANTEED
                                                                LESS THAN /        GUARANTEED        SEPARATE
                                                INDEXED         EQUAL TO 4%       MORE THAN 4%       ACCOUNTS           TOTAL
                                            ---------------------------------------------------------------------------------------
                                                                                (IN THOUSANDS)
Premiums, deposits and other
  considerations                            $             -   $       179,080   $        41,591   $        88,835   $       309,506
                                            =======================================================================================

Reserves for separate accounts with
  assets at fair value                      $        38,691   $       312,151   $       783,126   $       860,846   $     1,994,814
                                            =======================================================================================

Reserves for separate accounts by
  withdrawal characteristics:
   Subject to discretionary withdrawal
     (with adjustment):
       With market adjustment               $             -   $       293,109   $       778,790   $             -   $     1,071,899
       At book value without market value
         adjustment and with current
         surrender charge of 5% or more               5,029            19,042             4,336                 -            28,407
       At market value                                    -                 -                 -           860,846           860,846
       At book value without market value
        adjustment and with current
        surrender charge of less than 5%             29,749                 -                 -                 -            29,749
                                            ---------------------------------------------------------------------------------------
   Total with adjustment or at market
     value                                           34,778           312,151           783,126           860,846         1,990,901
   Not subject to discretionary
     withdrawal                                       3,913                 -                 -                 -             3,913
                                            ---------------------------------------------------------------------------------------
Total separate accounts reserves            $        38,691   $       312,151   $       783,126   $       860,846   $     1,994,814
                                            =======================================================================================

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2003 is presented below:

                                                                                 2003
                                                                            --------------
                                                                            (IN THOUSANDS)
  Transfers as reported in the Summary of Operations of the Separate
    Accounts Statement:
     Transfers to separate accounts                                         $      310,286
     Transfers from separate accounts                                              296,176
                                                                            --------------
  Net transfers to separate accounts                                                14,110

  Reconciling adjustments:
  Policy deductions and other expense reported elsewhere in the Summary
    of Operations                                                                   (1,823)
  Other changes in surplus in separate account statement                           (20,140)
                                                                            --------------
  Transfers as reported in the Summary of Operations                        $       (7,853)
                                                                            ==============

M. DIRECT PREMIUMS WRITTEN BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

The Company issued business through the following managing general agents in 2003:

                                                             TYPE OF                          TOTAL
                                            EXCLUSIVE       BUSINESS        AUTHORITY        PREMIUMS
      NAME AND ADDRESS             EIN       CONTRACT       WRITTEN          GRANTED         WRITTEN
--------------------------------------------------------------------------------------------------------
Signature Financial Services                                                 Writing
550 Pinetown Rd., Suite 208     23-2590623      No       Fixed Annuities     premium       $  30,951,194
Ft. Washington, PA 19034

The aggregate remaining premiums written by other managing general agents for 2003 was $57,057,068.

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)       FINANCIAL STATEMENTS INCLUDED IN PART A:

          Part 1 - Financial Information

          FINANCIAL STATEMENTS INCLUDED IN PART B:

          SEPARATE ACCOUNT II:

          Report of Independent Auditors
          Statement of Assets and Liabilities as of December 31, 2003 Statement of Operations for the Year Ended December 31, 2003 Statements of Changes in Net Assets for the Years Ended December 31, 2003 and 2002
          Notes to Financial Statements

          INTEGRITY LIFE INSURANCE COMPANY:

          Report of Independent Auditors

          Balance Sheets (Statutory Basis) as of December 31, 2003 and 2002 Statements of Income (Statutory Basis) for the Years Ended
                    December 31, 2003 and 2002
          Statements  of Changes in Capital and Surplus (Statutory Basis) for
                    the Years Ended December 31, 2003 and 2002
          Statements of Cash Flows (Statutory Basis) for the Years Ended
                    December 31, 2003 and 2002
          Notes to Financial Statements (Statutory Basis)

          (b)       EXHIBITS:

          The following exhibits are filed herewith:

          1. Resolutions of the Board of Directors of Integrity Life Insurance Company (INTEGRITY) and Certification of the Chief Executive Officer authorizing the establishment of Separate Account II, the Registrant. Incorporated by reference to Registrant's Form N-4 registration statement filed on August 24, 1992.

          2.        Not applicable.

          3.(a) Form of Selling/General Agent Agreement between Integrity and PaineWebber Incorporated. Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 registration statement on Form N-4 filed on November 9, 1992.

          3.(b) Form of Variable Contract Principal Underwriter Agreement with Touchstone Securities Corporation. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on May 1, 1996.

          4.(a) Form of trust agreement. Incorporated by reference to Registrant's Form N-4 registration statement filed on August 24, 1992.

          4.(b) Form of group variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form N-4 registration statement filed on November 9, 1992.

          4.(c) Form of variable annuity certificate. Incorporated by reference to Registrant's N-4 registration statement filed on August 24, 1992.

          4.(d) Form of individual variable annuity contract. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form N-4 registration statement (File No. 33-51270), filed on November 9, 1992.

          4.(e) Forms of riders to certificate for qualified plans. Incorporated by reference to pre-effective amendment no. 1 to Registrant's Form N-4 registration statement filed on November 9, 1992.

          4.(f) Form of rider for use in certain states eliminating the Guarantee Period Options. Incorporated by reference to Form N-4 registration statement (File No. 33-56654).

          4.(g) Alternate form of variable annuity contract for use in certain states. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on May 1, 1996.

          5. Form of application. Incorporated by reference to post-effective amendment no. 1 to Form S-1 registration statement (File No. 33-51270).

          6.(a) Certificate of Incorporation of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 51268), filed on April 28, 1995.

          6.(b) By-Laws of Integrity. Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on April 28, 1995.

          7.(a) Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA). Incorporated by reference to post-effective amendment no. 4 to Registrant's Form N-4 registration statement (File No. 33-51268), filed on April 28, 1995.

          7.(b) Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company (CIGNA) effective January 1, 1995. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on May 1, 1996.

          8.(a) Form of Participation Agreement among Integrity Series Fund, Inc., Integrity Financial Services, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed August 24, 1992.

          8.(b) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation ("FDC") and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of Integrity (File No. 33-8903), filed on February 28, 1992.

          8.(c) Participation Agreement Among Variable Insurance Products Fund II, FDC and Integrity, dated November 20, 1990. Incorporated by reference from post-effective amendment no. 5 to Form N-4 registration statement of Separate Account I of Integrity (File No. 33-8903), filed on February 28, 1992.

          8.(d) Amendment No. 1 to Participation Agreements Among Variable Insurance Products Fund, Variable Insurance Products Fund II, FDC, and Integrity. Incorporated by reference from Form N-4 registration statement of Separate Account I of Integrity (File No. 33-56654), filed on May 1, 1996.

          8.(e) Participation Agreement Among Variable Insurance Products Fund III, FDC and Integrity, dated February 1, 1997. Incorporated by reference from Form N-4 registration statement of Separate Account I of Integrity (File No. 33-56658), filed on May 1, 1997.

          8.(f) Form of Participation Agreement Among BT Insurance Funds Trust, Bankers Trust Company and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) filed on April 28, 1999.

          8.(g) Form of Participation Agreement Between Janus Aspen Series and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on April 28, 1999.

          8.(h) Form of Participation Agreement Between JPM Series Trust II and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on April 28, 1999.

          8.(i) Form of Participation Agreement Between Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd, LLP and Integrity. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on April 28, 1999.

          8.(j) Form of Participation Agreement (Service Shares) between Janus Aspen Series and National Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed April 24, 2000.

          8.(k) Form of Distribution and Shareholder Services Agreement (Service Shares) between Janus Distributors, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed April 24, 2000.

          8.(l) Form of Participation Agreement between MFS Variable Insurance Trust, Massachusetts Financial Services Company and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 33-51268) filed April 24, 2000.

          8. (m) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Fund Corp., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement on Form N-4 (File No. 333-44876) filed November 13, 2000.

          8.(n) Form of Participation Agreement among Van Kampen Funds, Inc., Touchstone Securities, Inc. and Integrity, incorporated by reference to Registrant's registration statement. On Form N-4 (File No. 333-44876) filed November 13, 2000.

          8.(o) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Touchstone Securities, Inc. and Integrity Life Insurance Company incorporated by reference to Registrant's registration statement on Form N-4 (File No 33-51268) filed December 30, 2002.

          9.        Opinion and Consent of G. Stephen Wastek.

          10.       Consents of Ernst & Young LLP.

          11.       Not applicable.

          12.       Not applicable.

          13. Schedule for computation of performance quotations. Incorporated by reference to Registrant's Form N-4 registration statement (File No. 33-51268) on May 1, 1996.

          14.       Not applicable.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          Set forth below is information regarding the directors and principal officers of Integrity, the Depositor:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
John F. Barrett(2)                                      Director

Dennis L. Carr(1)                                       Director, Executive Vice President & Chief Actuary

John R. Lindholm(1)                                     Director, President & CEO

Robert L. Walker(2)                                     Director

William J. Williams(2)                                  Director

Donald J. Wuebbling(2)                                  Director

OFFICERS

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------                     -----------------------------------
William J. Williams(2)                                  Chairman of the Board

John F. Barrett(2)                                      Vice Chairman of the Board

John R. Lindholm(1)                                     Director and President

Dennis L. Carr(1)                                       Executive Vice President & Chief Actuary

James G. Kaiser                                         Executive Vice President
333 Ludlow Street, Stamford, Connecticut 06902

Don W. Cummings(1)                                      Senior Vice President & Chief Financial Officer

William F. Ledwin(1)                                    Senior Vice President & Chief Investment Officer

William H. Guth(1)                                      Senior Vice President

Edward J. Haines(1)                                     Senior Vice President

Kevin L. Howard(1)                                      Senior Vice President

Jill R. Keinsley(1)                                     Senior Vice President

Kenneth A. Palmer(1)                                    Senior Vice President, Producer & Client Services

Laurel Durham(1)                                        Vice President, National Sales

David G. Ennis(2)                                       Vice President, Auditor

Phillip E. King(1)                                      Vice President

Paul M. Kruth(1)                                        Vice President

Mark W. Murphy(1)                                       Vice President

Richard K. Taulbee(2)                                   Vice President, Taxes

James J. Vance(2)                                       Vice President & Treasurer

M. Lisa Cooper(1)                                       Product Compliance Officer

David L. DiMartino(1)                                   Managing Actuary

Michael W. Collier(1)                                   Director of New Business

Steve Eggenspillar(1)                                   Director, Agent Licensing & Commissions

Joseph F. Vap(1)                                        Director, Financial Operations

Edward J. Babbitt(2)                                    Secretary

Meredith Hettinger(1)                                   Assistant Secretary

Robert F. Morand(2)                                     Assistant Secretary

Lee Ann Risner(1)                                       Assistant Secretary

G. Stephen Wastek(1)                                    Assistant Secretary

Jeffery D. Meek(2)                                      Assistant Treasurer

Heather G. Napier(2)                                    Assistant Treasurer

Thomas M. Barth(2)                                      Assistant Treasurer

Timothy D. Speed(2)                                     Assistant Treasurer

(1)  Principal Business Address: 515 West Market Street, Louisville, Kentucky
     40202
(2)  Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INTEGRITY OR REGISTRANT

The Western and Southern Life Insurance Company ("WSLIC"); Ohio corporation

     Western-Southern Life Assurance Company ("WSLAC"); Ohio corporation; 100% owned by WSLIC

          Courtyard Nursing Care, Inc.; Ohio corporation; 100% owned by WSLAC;
               ownership and operation of real estate.

          IFS Financial Services, Inc. ("IFS"); Ohio corporation; 100% owned by
               WSLAC; development and marketing of financial products for distribution through financial institutions.

               IFS Systems, Inc.; Delaware corporation; 100% owned by IFS;
                    development, marketing and support of software systems.

               IFS Insurance Agency, Inc.; Ohio corporation; 99% owned by IFS,
                    1% owned by William F. Ledwin; general insurance agency.

               Touchstone Securities, Inc.; Nebraska corporation; 100% owned by
                    IFS; securities broker-dealer.

               Touchstone Advisors, Inc.; Ohio corporation; 100% owned by IFS;
                    registered investment adviser.

               IFS Agency Services, Inc.; Pennsylvania corporation; 100% owned by IFS; general insurance agency.

               IFS Agency, Inc.; Texas corporation; 100% owned by an individual;
                    general insurance agency.

               IFS General Agency, Inc.; Pennsylvania corporation; 100% owned by
                    William F. Ledwin; general insurance agency.

               Fort Washington Brokerage Services, Inc.; Ohio corporation; 100%
                    owned by IFS Financial Services, Inc.; registered investment advisor and broker dealer.

               IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS
                    Financial Services, Inc.; registered broker dealer

               Integrated Fund Services, Inc.; Ohio corporation; 100% owned by
                    IFS Financial Services, Inc.; registered transfer agent

     Integrity Life Insurance Company; Ohio corporation; 100% owned by WSLIC.

          National Integrity Life Insurance Company; New York corporation; 100% owned by Integrity Life Insurance Company.

     Seasons Congregate Living, Inc.; Ohio corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     Latitudes at the Moors, Inc.; Florida corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     WestAd Inc.; Ohio corporation; 100% owned by WSLIC, general advertising, book-selling and publishing.

     Fort Washington Investment Advisors, Inc.; Ohio corporation; 100% owned by
          WSLIC; registered investment adviser.

          Todd Investment Advisors, Inc.; Kentucky corporation; 100% owned by
               Fort Washington Investment Advisors, Inc.; registered investment adviser.

               Fort Washington Brokerage Services, Inc.; Ohio corporation; 100%
                    owned by IFS Financial Services, Inc.; registered investment advisor and broker dealer.

               IFS Fund Distributors, Inc.; Ohio corporation; 100% owned by IFS
                    Financial Services, Inc.; registered broker dealer

               Integrated Fund Services, Inc.; Ohio corporation; 100% owned by
                    IFS Financial Services, Inc.; registered transfer agent

     Columbus Life Insurance Company; Ohio corporation; 100% owned by WSLIC;
          insurance.

          Colmain Properties, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company; acquiring, owning, managing, leasing, selling real estate.

               Colpick, Inc.; Ohio corporation; 100% owned by Colmain
                    Properties, Inc.; acquiring, owning, managing, leasing and selling real estate.

          CAI Holding Company, Inc.; Ohio corporation; 100% owned by Columbus
               Life Insurance Company; holding company.

               Capital Analysts Incorporated; Delaware corporation; 100% owned by CAI Holding Company; securities broker-dealer and registered investment advisor.

               Capital Analysts Agency, Inc.; Ohio corporation; 99% owned by
                    Capital Analysts Incorporated, 1% owned by William F. Ledwin; general insurance agency.

               Capital Analysts Agency, Inc.; Texas corporation; 100% owned by an individual who is a resident of Texas, but under contractual association with Capital Analysts Incorporated; general insurance agency.

               Capital Analysts Insurance Agency, Inc.; Massachusetts
                    corporation; 100% owned by Capital Analysts Incorporated; general insurance agency.

          CLIC Company I; Delaware corporation; 100% owned by Columbus Life
               Insurance Company; holding company.

          CLIC Company II; Delaware corporation; 100% owned by Columbus Life
               Insurance Company; holding company.

     Eagle Properties, Inc.; Ohio corporation; 100% owned by WSLIC; ownership, development and management of real estate.

          Seasons Management Company; Ohio corporation; 100 % owned by Eagle
               Properties, Inc.; management of real estate.

     Waslic Company II; Delaware corporation; 100% owned by WSLIC; holding company.

     WestTax, Inc.; Ohio corporation, 100% owned by WSLIC; preparation and electronic filing of tax returns.

     Florida Outlet Marts, Inc.; Florida corporation; 100% owned by WSLIC;
          ownership and operation of real estate.

     AM Concepts Inc.; Delaware corporation, 100% owned by WSLIC; venture capital investment in companies engaged in alternative marketing of financial products.

     Western-Southern Agency, Inc.; Ohio corporation; 99% owned by WSLIC; 1% owned by William F. Ledwin; general insurance agency.

     Western-Southern Agency Services, Inc.; Pennsylvania corporation; 100% owned by WSLIC; general insurance agency.

     W-S Agency of Texas, Inc.; Texas corporation; 100% owned by an individual;
          general insurance agency.


ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of March 31, 2004 there were 7415 contract owners of Separate Account II of Integrity.

ITEM 28.  INDEMNIFICATION

BY-LAWS OF INTEGRITY. Integrity's By-Laws provide, in Article V, as follows:

          Section 5.1 INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS. To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

          (a) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, judgements, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

          (b) The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

               (1) Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

               (2) Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

          (c) To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney's fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

          (d) Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article. Such determination shall be made as follows:

               (1) By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

               (2) If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

               (3)  By the Shareholders; or

               (4) By the court of common pleas or the court in which such action, suit or proceeding was brought.

          Any determination made by the disinterested Directors under Article
          (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

          (e) (1) Expenses, including attorney's fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

                    (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;
                    (ii) Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

               (2) Expenses, including attorney's fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

          (f) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

          (g) The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the Corporation has a financial interest.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) Touchstone Securities is the principal underwriter for Separate Account II. Touchstone Securities also serves as an underwriter for Separate Account I and Ten of Integrity, Separate Accounts I and II of National Integrity Life Insurance Company, contracts issued under Western-Southern Life Assurance Company's Separate Accounts 1 and 2;.; and for the shares of several series (Funds) of Touchstone Series Trust (formerly Select Advisors Trust A), Touchstone Strategic Trust, Touchstone Investment Trust and Touchstone Tax-Free Trust; each of which is affiliated with the Depositor. Integrity is the Depositor of Separate Accounts II, I and VUL.

(b) The names and business addresses of the officers and directors of, and their positions with, Touchstone Securities are as follows:

DIRECTORS:

NAME AND PRINCIPAL BUSINESS ADDRESS                     POSITION AND OFFICES WITH TOUCHSTONE SECURITIES
-----------------------------------                     -----------------------------------------------
James N. Clark(1)                                       Director

Jill T. McGruder(3)                                     Director, Chief Executive Officer and President

Edward S. Heenan(1)                                     Director and Controller

William F. Ledwin(1)                                    Director

Donald J. Wuebbling(1)                                  Director

OFFICERS:

Jill T McGruder(3)                                      President and CEO

Richard K. Taulbee(1)                                   Vice President

Robert F. Morand(1)                                     Secretary

Patricia Wilson(3)                                      Chief Compliance Officer

Edward S. Heenan(1)                                     Controller

James J. Vance(1)                                       Vice President and Treasurer

Robert F. Morand(1)                                     Secretary

Terrie A. Wiedenheft(3)                                 Chief Financial Officer

Don W. Cummings(2)                                      Vice President

Elaine M. Reuss(1)                                      Assistant Treasurer

Jospeh Vap(2)                                           Assistant Treasurer

David L. Anders(2)                                      Assistant Vice President

Laurel S. Durham(2)                                     Assistant Vice President

Lisa C. Heffley(2)                                      Assistant Vice President

Patricia L. Tackett(2)                                  Assistant Vice President

Mark Murphy(2)                                          Assistant Vice President

(1)  Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202
(2)  Principal Business Address: 515 W. Market St. Louisville, Kentucky 40202
(3) Principal Business Address: 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202

(c)       Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 515 West Market Street, Louisville, Kentucky 40202.

ITEM 31.  MANAGEMENT SERVICES

There are currently no management-related services provided to the Registrant.

ITEM 32.  UNDERTAKINGS

The Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor certify that they meet the requirements of Securities Act Rule 485 for effectiveness of this Registration statement and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Louisville and State of Kentucky on this 30th day of April, 2004.

                             SEPARATE ACCOUNT II OF
                        INTEGRITY LIFE INSURANCE COMPANY
                                  (Registrant)

                      By: Integrity Life Insurance Company
                                   (Depositor)


                            By: /s/ John R. Lindholm
                               ---------------------
                                John R. Lindholm
                                 President & CEO


                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                               ---------------------
                                John R. Lindholm
                                 President & CEO

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Louisville and State of Kentucky on this 30th day of April, 2004.

                        INTEGRITY LIFE INSURANCE COMPANY
                                   (Depositor)


                            By: /s/ John R. Lindholm
                                John R. Lindholm
                                 President & CEO

As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

PRINCIPAL EXECUTIVE OFFICER:  /s/ John R. Lindholm
                              John R. Lindholm, President & CEO
                              Date: 4/30/2004


PRINCIPAL FINANCIAL OFFICER:  /s/ Don W. Cummings
                              Don Cummings, Senior Vice President and
                              Chief Financial Officer
                              Date: 4/30/2004

PRINCIPAL ACCOUNTING OFFICER: /s/ Joseph F. Vap
                              Joseph F. Vap, Director, Financial Operations
                              Date: 4/30/2004

DIRECTORS:

/s/ John F. Barrett                                 /s/ William J. Williams
John F. Barrett                                     William J. Williams
Date: 4/30/2004                                     Date: 4/30/2004


/s/ Dennis L. Carr                                  /s/ Donald J. Wuebbling
Dennis L. Carr                                      Donald J. Wuebbling
Date: 4/30/2004                                     Date: 4/30/2004


/s/ John R. Lindholm
John R. Lindholm
Date: 4/30/2004


/s/ Robert L. Walker
Robert L. Walker
Date: 4/30/2004

                                  EXHIBIT INDEX

EXHIBIT NUMBER

9.  Opinion and Consent of G. Stephen Wastek

10. Auditors Consent